Registration No. 333-30706

811-08904

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.

Form N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933 Post-Effective Amendment No. 34	☒

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 205	☒

NYLIAC VARIABLE ANNUITY

SEPARATE ACCOUNT-III

(Exact Name of Registrant)

NEW YORK LIFE INSURANCE AND

ANNUITY CORPORATION

(Name of Depositor)

51 Madison Avenue

New York, New York 10010

(Address of Depositor’s Principal Executive Office)

Depositor’s Telephone Number: (212) 576-7000

Laura Bramson, Esq.

New York Life Insurance and Annuity Corporation

44 South Broadway

White Plains, NY 10601

(Name and Address of Agent for Service)

Copy to:

Chip Lunde, Esq. Carlton Fields Jordan Burt 1025 Thomas Jefferson Street, NW Suite 400 East Washington, DC 20007-5208	Thomas F. English, Esq. Senior Vice President, Deputy General Counsel and Chief Insurance Counsel New York Life Insurance Company 51 Madison Avenue New York, New York 10010

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485.
☒	on May 1, 2020 pursuant to paragraph (b) of Rule 485.
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485.
☐	on (date) pursuant to paragraph (a) (1) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effectiveness date for a previously filed post-effective amendment.

Title of Securities Being Registered: Units of interest in a separate account under variable annuity contracts

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the shareholder reports of the funds described herein will no longer be sent by mail, unless you specifically request paper copies of the reports from the NYLIAC Variable Products Service Center. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from NYLIAC electronically by contacting the NYLIAC Variable Products Service Center.

You may elect to receive all future reports in paper free of charge. You can inform NYLIAC that you wish to continue receiving paper copies of your shareholder reports by contacting the NYLIAC Variable Products Service Center. Your election to receive reports in paper will apply to all funds described herein.

PROSPECTUS Dated May 1, 2020

for

New York Life Premium Plus Variable Annuity

New York Life Premium Plus II Variable Annuity

From

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION (a Delaware Corporation)

51 Madison Avenue, Floor 3B, Room 0304, New York, New York 10010

Investing in

NYLIAC Variable Annuity Separate Account-III

This Prospectus describes the individual flexible premium New York Life Premium Plus Variable Annuity and New York Life Premium Plus II Variable Annuity policies issued by New York Life Insurance and Annuity Corporation (NYLIAC). We have discontinued sales of these policies. However, we still accept premium payments for certain in-force policies. We designed these policies to assist individuals with their long-term retirement planning or other long-term needs. You can use these policies with retirement plans that do or do not qualify for special federal income tax treatment. The policies offer flexible premium payments, access to your money through partial withdrawals (some withdrawals may be subject to a surrender charge and/or penalty tax), a choice of when Income Payments commence, and a guaranteed death benefit if the owner or Annuitant dies before Income Payments have commenced.

NYLIAC will apply a Credit to your premium payments. (See “CREDIT.”) Fees and charges for a policy with a Credit may be higher than those for other policies and, over time, the amount of the Credit may be more than offset by those higher charges.

NYLIAC offered an individual single premium version of the policies in some States. Appendix 1 of this Prospectus modifies the May 1, 2020 Prospectus for the policies to describe the single premium version of the policies. The principal differences between the single premium version and the flexible premium version of the policies are as follows. Under the single premium policies:

1)	You can only make one premium payment;

2)	There is a different surrender charge schedule; and

3)	The minimum premium payment is $5,000 for both Qualified and Non-Qualified Policies.

You should read this Prospectus carefully before investing and keep it for future reference. This Prospectus is not valid unless it is accompanied by the current prospectuses for the Eligible Portfolios of the Funds in which the Investment Divisions invest (the “Funds” and each individually, a “Fund”). Please contact us at (800) 598-2019, or contact your registered representative, if you do not have the accompanying book of underlying fund prospectuses.

To learn more about the policy, you can obtain a copy of the Statement of Additional Information (SAI) dated May 1, 2020. The SAI has been filed with the Securities and Exchange Commission (SEC) and is incorporated by reference into this Prospectus. The table of contents for the SAI appears at the end of this Prospectus. For a free copy of the SAI, call us at (800) 598-2019 or write to us at the address noted above. The SEC maintains a website (http://www.sec.gov) that contains the SAI and other information that is filed electronically with the SEC.

The SEC has not approved or disapproved these securities or passed upon the adequacy or accuracy of this Prospectus. Any representation to the contrary is a criminal offense.

The policies involve risks, including potential loss of principal invested. The policies are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured by the FDIC, the Federal Reserve Board, or any other agency.

Your premium payments accumulate on a tax-deferred basis. This means your earnings are not taxed until you take money out of your policy, which can be done in several ways. You can split your premium payments among a Fixed Account, the Dollar Cost Averaging Advantage Account, and the Investment Divisions listed below. You may also allocate your premium payments to an available Asset Allocation Model.

•	MainStay VP Balanced — Service Class
•	MainStay VP Bond
•	MainStay VP CBRE Global Infrastructure — Service Class[2]
•	MainStay VP Conservative Allocation — Service Class
•	MainStay VP Emerging Markets Equity[1]
•	MainStay VP Epoch U.S. Equity Yield
•	MainStay VP Fidelity Institutional AM® Utilities — Service Class
•	MainStay VP Floating Rate — Service Class
•	MainStay VP Growth Allocation — Service Class
•	MainStay VP Income Builder
•	MainStay VP Indexed Bond — Service Class
•	MainStay VP IQ Hedge Multi-Strategy — Service Class
•	MainStay VP Janus Henderson Balanced[7]
•	MainStay VP MacKay Common Stock
•	MainStay VP MacKay Convertible
•	MainStay VP MacKay Government
•	MainStay VP MacKay Growth[1]
•	MainStay VP MacKay High Yield Corporate Bond
•	MainStay VP MacKay International Equity
•	MainStay VP MacKay Mid Cap Core
•	MainStay VP MacKay S&P 500 Index
•	MainStay VP MacKay Small Cap Core — Initial Class*
•	MainStay VP MacKay Unconstrained Bond — Service Class
•	MainStay VP Mellon Natural Resources — Initial Class
•	MainStay VP Moderate Allocation — Service Class
•	MainStay VP Moderate Growth Allocation — Service Class
•	MainStay VP PIMCO Real Return — Service Class
•	MainStay VP Small Cap Growth[5,7]
•	MainStay VP T. Rowe Price Equity Income[1]
•	MainStay VP U.S. Government Money Market — Initial Class
•	MainStay VP Winslow Large Cap Growth[6]
•	American Funds IS Asset Allocation Fund — Class 4
•	American Funds IS Blue Chip Income and Growth Fund — Class 4
•	American Funds IS Global Small Capitalization Fund — Class 4
•	American Funds IS Growth Fund — Class 4
•	American Funds IS New World Fund® — Class 4
•	BlackRock® Global Allocation V.I. Fund — Class III
•	BlackRock® High Yield V.I. Fund — Class III
•	BNY Mellon IP Technology Growth Portfolio[3]
•	ClearBridge Variable Appreciation Portfolio — Class II
•	Columbia Variable Portfolio — Commodity Strategy Fund — Class 2
•	Columbia Variable Portfolio — Emerging Markets Bond Fund — Class 2
•	Columbia Variable Portfolio — Small Cap Value Fund — Class 2
•	Delaware VIP® Small Cap Value Series — Service Class
•	DWS Alternative Asset Allocation VIP — Class B
•	Fidelity® VIP ContrafundSM Portfolio
•	Fidelity® VIP Emerging Markets Portfolio — Service Class 2
•	Fidelity® VIP Equity-Income PortfolioSM
•	Fidelity® VIP FundsManager® 60% Portfolio — Service Class
•	Fidelity® VIP Growth Opportunities Portfolio — Service Class 2
•	Fidelity® VIP Health Care Portfolio — Service Class 2
•	Fidelity® VIP International Index Portfolio — Service Class 2
•	Fidelity® VIP Mid Cap Portfolio — Service Class 2
•	Invesco Oppenheimer V.I. Main Street Small Cap Fund® — Series II Shares
•	Invesco V.I. American Value Fund — Series II Shares
•	Invesco V.I. International Growth Fund — Series II Shares
•	Janus Henderson Enterprise Portfolio — Service Shares
•	Janus Henderson Global Research Portfolio
•	Legg Mason/QS Aggressive Model Portfolio — Class II
•	Legg Mason/QS Moderately Aggressive Model Portfolio — Class II
•	Legg Mason/QS Moderate Model Portfolio — Class II
•	Legg Mason/QS Moderately Conservative Model Portfolio — Class II
•	Legg Mason/QS Conservative Model Portfolio — Class II
•	MFS® International Intrinsic Value Portfolio — Service Class[4]
•	MFS® Investors Trust Series
•	MFS® Mid Cap Value Portfolio — Service Class
•	MFS® Research Series
•	Morgan Stanley VIF U.S. Real Estate Portfolio — Class II
•	Neuberger Berman AMT Mid Cap Growth Portfolio — Class S
•	PIMCO VIT Income Portfolio — Advisor Class
•	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged) — Advisor Class
•	PIMCO VIT Low Duration Portfolio — Advisor Class
•	PIMCO VIT Total Return Portfolio — Advisor Class
•	Victory VIF Diversified Stock Fund — Class A Shares[1]

[1]

New allocations to the MainStay VP Emerging Markets Equity, MainStay VP MacKay Growth, MainStay VP T. Rowe Price Equity Income and Victory VIF Diversified Stock Fund Investment Divisions will not be accepted from policyowners who were not invested in the Investment Divisions on November 13, 2017. For existing policyowners, if all your Accumulation Value is removed from these Investment Divisions on or after November 13, 2017, you will not be able to reinvest in these Investment Divisions.

[2]	Formerly known as MainStay VP Cushing® Renaissance Advantage.
[3]	Formerly known as Dreyfus IP Technology Growth Portfolio.
[4]	Formerly known as MFS® International Value Portfolio.
[5]	Formerly known as MainStay VP Eagle Small Cap Growth.
[6]	Formerly known as MainStay VP Large Cap Growth.
[7]

New allocations to the MainStay VP Small Cap Growth — Initial Class or MainStay VP Janus Henderson Balanced — Initial Class Investment Divisions will not be accepted from policyowners who were not invested in these Investment Divisions on February 17, 2012. For existing policyowners, if all of your Accumulation Value is removed from these Investment Divisions on or after February 17, 2012, you will not be able to reinvest in these Investment Divisions.

*

As of May 1, 2019, NYLIAC substituted shares of MainStay VP MacKay Small Cap Core — Service Class (the “Prior Fund”) with shares of MainStay VP MacKay Small Cap Core — Initial Class (the “Replacement Fund”). Any allocation in the Prior Fund has been redeemed to purchase accumulation units in the Replacement Fund. All policyowners affected by the substitution will receive a written confirmation of the transaction. Policyowners won’t incur any fees, charges or tax liability because of the substitution. Replacement Fund expenses are lower than Prior Fund expenses. NYLIAC or an affiliate will pay all expenses in connection with the substitution. As of the date hereof, no new allocations or transfers will be accepted into the Prior Fund.

Some Investment Divisions offered in New York Life Premium Plus and Premium Plus II Variable Annuity policies prior to June 2, 2003 differ from Investment Divisions offered on or after June 2, 2003. If you purchased your policy on or after June 2, 2003, you may allocate your Accumulation Value only to the Service Class of the following Eligible Portfolios of the MainStay VP Funds Trust: MainStay VP Bond, MainStay VP Emerging Markets Equity, MainStay VP Epoch U.S. Equity Yield, MainStay VP Income Builder, MainStay VP Janus Henderson Balanced, MainStay VP MacKay Common Stock, MainStay VP MacKay Convertible, MainStay VP MacKay Government, MainStay VP MacKay Growth, MainStay VP MacKay High Yield Corporate Bond, MainStay VP MacKay International Equity, MainStay VP MacKay Mid Cap Core, MainStay VP MacKay S&P 500 Index, MainStay VP T. Rowe Price Equity Income and MainStay VP Winslow Large Cap Growth. The initial class of those Eligible Portfolios is available for allocation only for policies purchased before June 2, 2003.

We do not guarantee the investment performance of these variable Investment Divisions. Depending on current market conditions, you can make or lose money in any of the Investment Divisions.

This Prospectus is not considered an offering in any state where the sale of the policy cannot lawfully be made. We do not authorize any information or representations regarding the offering other than as described in this Prospectus or in any accompanying supplement to this Prospectus or in any authorized supplemental sales material.

DEFINITIONS

Accumulation Unit—An accounting unit we use to calculate the Variable Accumulation Value prior to the Annuity Commencement Date. Each Investment Division of the Separate Account has a distinct variable Accumulation Unit value.

Accumulation Value—The sum of the Variable Accumulation Value, the Fixed Account Accumulation Value, and the DCA Advantage Account Accumulation Value of a policy.

Allocation Options—The Investment Divisions of the Separate Account, any available Asset Allocation Model and the Fixed Account.

Annuitant—The person named on the Policy Data Page and whose life determines the Income Payments, and upon whose death prior to the Annuity Commencement Date, benefits under the policy may be paid.

Annuity Commencement Date—The date on which we are to make the first Income Payment under the policy.

Asset Allocation Model—A model portfolio comprised of Investment Divisions of the Separate Account. The Asset Allocation Models are no longer available for new investment. Beginning May 1, 2020, you may not select an Asset Allocation Model or transfer from one Asset Allocation Model to another model. If your Accumulation Value is currently allocated to an Asset Allocation Model, you may continue to allocate all or a portion of your premium payments to such model. If, however, you transfer your entire allocation out of an Asset Allocation Model, you will not be able to transfer back into that model or switch to a new model. The Asset Allocation Models were designed by QS Investors, LLC (“QS Investors”) and are based primarily on investment risk.

Beneficiary—The person or entity having the right to receive the death benefit proceeds set forth in the policy and who is the “designated beneficiary” for purposes of Section 72 of the Code (as defined below) in the event of the Annuitant’s or the policyowner’s death.

Business Day—Generally, any day on which the New York Stock Exchange (NYSE) is open for trading. Our Business Day ends at 4:00 p.m. Eastern Time or the close of regular trading of the NYSE, if earlier.

Code—The Internal Revenue Code of 1986, as amended.

Credit—An amount we will apply to your Accumulation Value at the time of your premium payments. The Credit is calculated as a percentage of (each) premium payment(s) and will never be less than 2 percent (the “Credit Rate”). The Credit Rate applicable to a premium payment varies, depending on the total amount of premium payments received under the policy. The Credit Rate schedule as of the date of this prospectus is described in the section entitled “Credit.” With notice to you, in our sole discretion, we may change both the Credit Rates and the total premium payment brackets applicable to future premium payments under the policy (for single premium policies, this definition is modified as indicated in Appendix 1 of this Prospectus).

Dollar Cost Averaging (DCA) Advantage Account Accumulation Value—The sum of premium payments and any Credits allocated to the DCA Advantage Account, plus interest credited on those premium payments and any Credits, less any transfers and partial withdrawals from the DCA Advantage Account, and less any surrender charges and policy service charges that may already have been assessed from the DCA Advantage Account. The DCA Advantage Account Accumulation Value is supported by assets in NYLIAC’s general account. These assets are subject to the claims of our general creditors.

Dollar Cost Averaging (DCA) Advantage Account—An Allocation Option that permits dollar cost averaging over a six- month period, and pays interest on amounts remaining in the account. Amounts are transferred from the DCA Advantage Account to the Investment Division(s) you choose on a monthly basis.

EBB—Enhanced Beneficiary Benefit.

Eligible Designated Beneficiary—Eligible Designated Beneficiaries include spouses, minor children (until they reach the age of majority), someone who is disabled or chronically ill (including certain trusts for the disabled or chronically ill), or an individual not more than 10 years younger than the original IRA owner or plan participant.

Eligible Portfolios (Portfolios)—The mutual fund portfolios of the funds that are available for investment through the Investment Divisions of the Separate Account.

Fixed Account—An account that is credited with a fixed interest rate which NYLIAC declares and is not part of the Separate Account. The Fixed Account is supported by assets in NYLIAC’s general account, which are subject to the claims of our general creditors.

Fixed Account Accumulation Value—The sum of premium payments and any Credits and transfers allocated to the Fixed Account, plus interest credited on those premium payments and any Credits and transfers, less any transfers and partial withdrawals from the Fixed Account, and less any surrender charges and policy service charges and rider charges assessed on and deducted from the Fixed Account.

General Office—A New York Life field office.

Good Order—We consider a transaction to be in “Good Order” if it complies with our administrative procedures and all relevant laws and regulations, and the required information is complete and correct. We may delay or reject a request if it is not in Good Order. Good Order means the actual receipt by us of instructions relating to the requested transaction in writing (or, if permitted, by telephone or electronically), along with all forms and other information or documentation necessary to complete the request. We may, in our sole discretion, determine whether any particular request is in Good Order. If you have any questions, you should contact us or your registered representative before submitting a form or request.

Income Payments—Periodic payments NYLIAC makes after the Annuity Commencement Date.

Investment Division—The variable investment options available under the policy. Each Investment Division invests exclusively in shares of a specified Eligible Portfolio.

IPP—Investment Protection Plan.

Life Income - Guaranteed Period Payment Option-The Income Payment option available under this policy. Monthly payments made under this option are made for the life of the Annuitant(s) with a guarantee of 10 years of payments.

Non-Qualified Policies—Policies that are not available for use by individuals in connection with employee retirement plans intended to qualify for special federal income tax treatment under Sections 403(b), 408, and 408A of the Code. Non- Qualified Policies include policies issued for other retirement plans or arrangements, including plans qualifying under Section 401(a) of the Code.

NYLIAC, we, our or us—New York Life Insurance and Annuity Corporation. All written service requests must be sent to the NYLIAC Variable Products Service Center (“VPSC”) at one of the addresses listed in Question 16 of the section of the Prospectus entitled, “QUESTIONS AND ANSWERS ABOUT NEW YORK LIFE PREMIUM PLUS VARIABLE ANNUITY AND NEW YORK LIFE PREMIUM PLUS II VARIABLE ANNUITY.”

Owner (you, your)—The individual(s) or entity(ies) designated as the Owner in the policy or as subsequently changed after issue, who is entitled to exercise all rights under the policy, and upon whose death prior to the Annuity Commencement Date, benefits under the policy may be paid.

Payment Year(s)—With respect to any premium payment, the year(s) beginning on the date such premium payment is made to the policy (for single premium policies, this definition is modified as indicated in Appendix 1 of this Prospectus).

Policy Anniversary—An anniversary of the Policy Date shown on the Policy Data Page.

Policy Data Page—Page 2 of the policy which contains the policy specifications.

Policy Date—The date from which we measure Policy Years, quarters, months, and Policy Anniversaries. It is shown on the Policy Data Page.

Policy Year—A year starting on the Policy Date. Subsequent Policy Years begin on each Policy Anniversary, unless otherwise indicated.

Qualified Policies—Policies for use by individuals under employee retirement plans that are intended to qualify for special federal income tax treatment under Sections 403(b), 408, and 408A of the Code. Qualified Policies do not include policies issued for any other retirement plans or arrangements, including plans qualifying under Section 401(a) of the Code.

Rider Reset—- Changing the guaranteed amount of the Investment Protection Plan Rider to make it equal to the Accumulation Value (less any applicable reductions) on the next Policy Anniversary.

Separate Account—NYLIAC Variable Annuity Separate Account-III, a segregated asset account we established to receive and invest premium payments paid under the policies. The Separate Account’s Investment Divisions, in turn, purchase shares of Eligible Portfolios.

Suitability Standards—The criteria used to evaluate whether a recommended transaction, relating to your policy, is suitable for the policyowner.

Variable Accumulation Value—The sum of the products of the current Accumulation Unit value(s) for each of the Investment Divisions multiplied by the number of Accumulation Units held in the respective Investment Division.

VPSC—The Variable Products Service Center. You may contact the VPSC toll-free by calling 1-800-598-2019, or by sending correspondence to one of the addresses listed in Question 16 of the section of the Prospectus entitled, “QUESTIONS AND ANSWERS ABOUT NEW YORK LIFE PREMIUM PLUS VARIABLE ANNUITY AND NEW YORK LIFE PREMIUM PLUS II VARIABLE ANNUITY.”

TABLE OF FEES AND EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer Accumulation Value between investment options. State premium taxes may also be deducted.

Policyowner Transaction Expenses

	New York Life Premium Plus Variable Annuity	New York Life Premium Plus II Variable Annuity
Guaranteed maximum Surrender Charge as a percentage of the amount withdrawn[1]	8.00%	8.00%

Current Surrender Charge as a percentage of the amount withdrawn[1]	8.00%	8.00%

Transfer Fee	Guaranteed maximum charge: $30
	Current charge: $0[2]

1

In Payment Years 4 and beyond, the percentage applied to calculate the maximum surrender charge is reduced as follows: 7% during Payment Year 4; 6% during Payment Year 5; 5% during Payment Year 6; 4% during Payment Year 7; 3% during Payment Year 8; and 0% thereafter. In some states, the percentages applied to calculate the maximum Surrender Charge are modified as indicated in Appendix 1 of this Prospectus.

2

Currently, we do not charge for transfers under the policy. However, we reserve the right to charge for transfers in excess of 12 in a Policy Year. We will charge no more than $30 for each transfer at the time each transfer is processed. See “CHARGES AND DEDUCTIONS— Other Charges—(f) Transfer Fees.”

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including Fund fees and expenses.

Periodic Charges Other Than Fund Company Charges

	New York Life Premium Plus Variable Annuity	New York Life Premium Plus II Variable Annuity
Annual Policy Service Charge[1]	$30	$30

Current and guaranteed maximum Separate Account Annual Expenses Charge (calculated as an annualized percentage of the daily average Variable Accumulation Value, including mortality and expense risk and administrative fees).	1.60%	1.75%

1	Waived for policies with $100,000 or more Accumulation Value.

Optional Rider Charges: Investment Protection Plan Rider

	New York Life Premium Plus Variable Annuity	New York Life Premium Plus II Variable Annuity

Guaranteed maximum Investment Protection Plan Rider Charge (calculated as an annualized percentage of the amount that is guaranteed under the Investment Protection Plan Rider, deducted on a quarterly basis).	1.00%	1.00%

Current Investment Protection Plan Rider Charge for Rider and Rider Resets (applied for on or after November 13, 2017)	0.80%	0.80%

Current Investment Protection Plan Rider Charge for Rider and Rider Resets (applied for between May 1, 2016 and November 12, 2017)	0.85%	0.85%

Current Investment Protection Plan Rider Charge for Rider and Rider Resets (applied for before May 1, 2016)	0.65%	0.65%

Current and guaranteed maximum Rider Risk Charge Adjustment (one-time charge for cancellation of the Investment Protection Plan Rider; calculated as an annualized percentage of the amount that is guaranteed under the Investment Protection Plan Rider; please contact your registered representative to determine the percentage we are currently charging before you select this feature).	2.00%	2.00%

Optional Rider Charges: Enhanced Beneficiary Benefit Rider

Guaranteed maximum Enhanced Beneficiary Benefit Rider Charge (calculated as an annualized percentage of the policy’s Accumulation Value, deducted on a quarterly basis).	1.00%	1.00%

Current Enhanced Beneficiary Benefit Rider Charge	0.30%	0.30%

The next table shows the minimum and maximum total operating expenses charged by the portfolio companies that you may pay periodically during the time that you own the policy (before any fee waiver or expense reimbursement). The expenses are expressed as a percentage of average net assets of the portfolios and may be higher or lower in the future. More detail concerning each portfolio company’s fees and expenses is contained in the prospectus for each portfolio company.

Total Annual Portfolio Company Operating Expenses(#)

	Minimum	Maximum
For policies purchased on or after June 2, 2003: Expenses that are deducted from the Eligible Portfolio assets, including management fees, 12b-1 fees, administration fees and other expenses as of 12/31/19.	0.42%	1.96%

For policies purchased prior to June 2, 2003: Expenses that are deducted from the Eligible Portfolio assets, including management fees, 12b-1 fees, administration fees and other expenses as of 12/31/19.	0.19%	1.96%

(#)

Shown as a percentage of average net assets for the fiscal year ended December 31, 2019. The Fund or its agents provided the fees and charges that are based on 2019 expenses, unless otherwise indicated. For Funds that are not affiliated with NYLIAC, we have not verified the accuracy of the information provided by the Fund or its agents.

Guaranteed Maximum Charges Examples

The table below will help you understand the various costs and expenses that you will bear directly and indirectly. The table reflects the Investment Division with the maximum charges and expenses of the policy including, policyowner transaction expenses, the annual policy service charge, separate account annual expenses, portfolio company fees and expenses and the highest possible combination of optional rider charges (using guaranteed maximum charges) where indicated. Your actual costs may be higher or lower. For more information on the charges reflected in these tables, see “CHARGES AND DEDUCTIONS” and the Fund prospectuses that accompany this Prospectus. NYLIAC may, where premium taxes are imposed by state law, deduct the premium taxes upon surrender of the policy or on the Annuity Commencement Date.

You would pay the following expenses on a $10,000 allocation, assuming 5% annual returns:

For New York Life Premium Plus II Variable Annuity Policies:

	Expenses if you annuitize your policy				Expenses if you surrender your policy				Expenses if you do not surrender your policy
	1 yr	3 yr	5 yr	10 yr	1 yr	3 yr	5 yr	10 yr	1 yr	3 yr	5 yr	10 yr
with IPP & EBB Riders	$1,374.35	$1,874.19	$3,113.40	$6,103.58	$1,374.35	$2,619.96	$3,666.73	$6,133.58	$610.38	$1,874.19	$3,113.40	$6,103.58

with EBB Rider	$1,279.53	$1,580.42	$2,649.18	$5,302.35	$1,279.53	$2,349.27	$3,230.97	$5,332.35	$507.38	$1,580.42	$2,649.18	$5,302.35

with IPP Rider	$1,276.61	$1,571.71	$2,636.26	$5,284.42	$1,276.61	$2,341.25	$3,218.85	$5,314.42	$504.24	$1,571.71	$2,636.26	$5,284.42

without any Riders	$1,181.03	$1,274.79	$2,161.83	$4,440.40	$1,181.03	$2,066.98	$2,772.97	$4,470.40	$401.24	$1,274.79	$2,161.83	$4,440.40

For New York Life Premium Plus Variable Annuity Policies:

	Expenses if you annuitize your policy				Expenses if you surrender your policy				Expenses if you do not surrender your policy
	1 yr	3 yr	5 yr	10 yr	1 yr	3 yr	5 yr	10 yr	1 yr	3 yr	5 yr	10 yr
with IPP & EBB Riders	$1,359.50	$1,828.61	$3,042.19	$5,984.53	$1,359.50	$2,577.96	$3,599.88	$6,014.53	$594.24	$1,828.61	$3,042.19	$5,984.53

with EBB Rider	$1,264.55	$1,534.36	$2,576.43	$5,176.96	$1,264.55	$2,306.83	$3,162.68	$5,206.96	$491.24	$1,534.36	$2,576.43	$5,176.96

with IPP Rider	$1,261.56	$1,524.91	$2,561.49	$5,151.45	$1,261.56	$2,298.13	$3,148.66	$5,181.45	$488.01	$1,524.91	$2,561.49	$5,151.45

without any Riders	$1,165.97	$1,227.51	$2,085.48	$4,300.66	$1,165.97	$2,023.27	$2,701.18	$4,330.66	$385.01	$1,227.51	$2,085.48	$4,300.66

QUESTIONS AND ANSWERS ABOUT NEW YORK LIFE PREMIUM PLUS VARIABLE ANNUITY AND NEW YORK LIFE PREMIUM PLUS II VARIABLE ANNUITY

NOTE: The following section contains brief questions and answers about New York Life Premium Plus Variable Annuity and New York Life Premium Plus II Variable Annuity. You should refer to the body of this Prospectus for more detailed information.

1.    What are the New York Life Premium Plus Variable Annuity and New York Life Premium Plus II Variable Annuity?

New York Life Premium Plus Variable Annuity and New York Life Premium Plus II Variable Annuity are Flexible Premium Deferred Variable Annuity Policies issued by NYLIAC. We will apply a Credit to premiums paid in a percentage amount according to the Credit Rate schedule then in effect. The Credit Rate schedule may be changed. (See “CREDIT.”) You may allocate premium payments to the Investment Divisions of the Separate Account, an available Asset Allocation Model, as well as the DCA Advantage Account, and/or to the Fixed Account. The Accumulation Value will fluctuate according to the performance of the Investment Divisions or Asset Allocation Model selected, the daily deduction of the Separate Account charges, and the interest credited on amounts in the Fixed Account and the DCA Advantage Account.

2. What is the Credit?

The Credit is a percentage of each premium payment that is added to your Accumulation Value at the time of each premium payment. Credits are applied to the same Allocation Options and/or the DCA Advantage Account in the same percentages as your premium payments. The Credit Rate applicable to a premium payment varies, depending on the total amount of premiums received under the policy. We will deduct the amount of the Credit from the amount returned to you if you cancel your policy. (See “YOUR RIGHT TO CANCEL (“FREE LOOK.”)) We may also deduct from the death benefit proceeds any Credit applied within the 12 months preceding the date of death of the owner or Annuitant. (See “CREDIT.”) Current Premium Credit Rates are not guaranteed. They may change in the future. We will provide advance written notice to policyholders of any such change.

3. Where can I allocate my premium payments?

(a)    You can allocate your premium payments to one or more of the following Allocation Options:

(i)	SEPARATE ACCOUNT

Separate Account III currently consists of 100 Investment Divisions, some of which may not be available under your policy. The available Investment Divisions offer investments in domestic and international markets. When you allocate a premium payment to one of the Investment Divisions, the Separate Account will invest your premium payment exclusively in shares of the corresponding Eligible Portfolio of the relevant Fund(s). You can allocate among a maximum of eighteen (18) Investment Divisions, plus the Fixed Account.

(ii)	FIXED ACCOUNT

Each premium payment, or the portion of any premium payment you allocate to the Fixed Account, will earn an interest rate at least equal to the guaranteed minimum interest rate.

(b)    You can also allocate your premium payments to the DCA Advantage Account. NYLIAC will credit interest to amounts held in the DCA Advantage Account at rates we have set in advance. The DCA Advantage Account allows you to set up automatic dollar cost averaging from the DCA Advantage Account into the Investment Divisions and/or the Fixed Account, providing for automatic transfers to the Investment Divisions you select and/or the Fixed Account in six installments over a six month period. (See “THE DCA ADVANTAGE ACCOUNT.”)

4.    Can I make transfers among the Investment Divisions, the Asset Allocation Models and the Fixed Account?

You can transfer all or part of the Accumulation Value of your policy between the Investment Divisions and one of the available Asset Allocation Models or from the Investment Divisions and/or an Asset Allocation Model to the Fixed Account any time prior to 30 days before the Annuity Commencement Date. Beginning May 1, 2020, you may not transfer into an Asset Allocation Model unless you are currently allocated to that model. If you are currently allocated to an Asset Allocation Model and you transfer your entire allocation out of it, you will not be able to transfer back into that model or allocate to a new Asset Allocation Model. Generally, you can transfer a minimum amount of $500 between Investment Divisions, unless we agree otherwise. You can make unlimited transfers each Policy Year subject to the Limits on

Transfers. We currently do not charge for transfers. However, we reserve the right to charge up to $30 for each transfer after the first 12 in a given Policy Year. Please note that each transfer to or from an available Asset Allocation Model counts as one transfer (See “TRANSFERS.”)

You can make transfers from the Fixed Account and the DCA Advantage Account to the Investment Divisions, although certain restrictions may apply. (See “THE FIXED ACCOUNT” and “THE DCA ADVANTAGE ACCOUNT.”) In addition, you can request transfers through the traditional Dollar Cost Averaging, Automatic Asset Reallocation, or Interest Sweep options as described herein.

5. What charges are assessed against the policy?

Before the date we start making Income Payments to you, unless currently waived, we will deduct a policy service charge of $30 on each Policy Anniversary or upon surrender of the policy. See “CHARGES AND DEDUCTIONS-Other Charges-Policy Service Charge” for information regarding waiver of the policy service charge.

In addition, we deduct a daily charge for certain mortality and expense risks NYLIAC assumes, and policy administration expenses (“M&E Charge”). This charge is 1.60% (annualized) and 1.75% (annualized) of the daily average Variable Accumulation Value for New York Life Premium Plus Variable Annuity and New York Life Premium Plus II Variable Annuity, respectively. (See “SEPARATE ACCOUNT CHARGE.”)

We impose a surrender charge on certain partial withdrawals and surrenders of the policies. This charge is assessed as a percentage of the amount withdrawn or surrendered during the first eight Payment Years following each premium payment. We keep track of each premium payment and assess a charge based on the length of time a premium payment is in your policy before it is withdrawn. The percentage declines after the first three Payment Years as follows:

Payment Year	Surrender Charge[1]
1	8%
2	8%
3	8%
4	7%
5	6%
6	5%
7	4%
8	3%
9+	0%

1	For single premium policies, this chart is modified as indicated in Appendix 1 of this prospectus.

For purposes of calculating the surrender charge, we treat withdrawals as coming from the oldest premium payment first (on a first-in, first-out basis).

You can make withdrawals from the policy free of surrender charges based on certain limitations. In any one Policy Year, you may withdraw free of a surrender charge the greatest of (i) 10% of the Accumulation Value at the time of the withdrawal, less any prior partial withdrawals made during the Policy Year that were free of surrender charges; (ii) the Accumulation Value less the accumulated premium payments; or (iii) 10% of the Accumulation Value as of the prior Policy Anniversary (10% of the premium payment if the withdrawal is made in the first Policy Year), less any prior partial withdrawals during the Policy Year that were free of surrender charges. (See “CHARGES AND DEDUCTIONS—Surrender Charges” and “EXCEPTIONS TO SURRENDER CHARGES.”) In response to the public emergency created by the COVID-19 pandemic, however, effective March 23, 2020 we have increased the percentages noted in the preceding sentence to 15%. We reserve the right to discontinue the change at any time. We will notify you of such discontinuation.

If you purchase the Investment Protection Plan (“IPP”) Rider, we will deduct a charge on the first Business Day of the next policy quarter following each policy quarter that the rider is in effect, based on the amount that is guaranteed. (See “OTHER CHARGES—Investment Protection Plan Rider Charge.”) The maximum annual charge for this feature is 1.00% of the amount that is guaranteed. For IPP Rider purchases and IPP Rider Resets applied for on or after November 13, 2017, the current charge is 0.80% of the amount that is guaranteed, applied on a quarterly basis (0.20% per quarter). For IPP Rider purchases and IPP Rider Resets applied for between May 1, 2016 and November 12, 2017, the current charge is 0.85% of the amount that is guaranteed, applied on a quarterly basis (0.2125% per quarter). For IPP Rider purchases and IPP Rider Resets applied for before May 1, 2016, the current charge is 0.65% of the amount that is guaranteed, applied on a quarterly basis (0.1625% per quarter). This charge may change for future resets of the guaranteed amount.

(See (“THE POLICIES – Riders – Investment Protection Plan Rider (optional)”). To the extent permitted by law, we will deduct a charge from your Accumulation Value if you cancel the Investment Protection Plan Rider. We call this charge a Rider Risk Charge Adjustment. (See “OTHER CHARGES—Rider Risk Charge Adjustment (optional).”) The maximum Rider Risk Charge Adjustment is 2.00% of the amount that is guaranteed under this rider. We set both of these charges at our sole discretion, subject to the stated maximums. You should consult your registered representative to determine the percentages we are currently charging before you purchase or cancel the Investment Protection Plan Rider. We will not increase either of these charges after the date the rider becomes effective. However, if you reset the rider, the charge for the new reset amount will be based on the charges that are in effect at the time of the reset.

If you purchased the Enhanced Beneficiary Benefit (“EBB”) Rider, we will deduct a charge each policy quarter that the rider is in effect based on the Accumulation Value. We will deduct this charge beginning with the first policy quarter after the Policy Date. This charge will be deducted from each Allocation Option and from the DCA Advantage Account, if applicable, in proportion to its percentage of the Accumulation Value. The maximum annual charge is 1.00% of the policy’s Accumulation Value, applied on a quarterly basis. We may set a lower charge at our sole discretion. The current charge for the EBB Rider is 0.30% of the policy’s Accumulation Value, applied on a quarterly basis (0.075% per quarter). You should consult your registered representative to determine the percentage we are currently charging before you elect this Rider. The original percentage you are charged for the EBB Rider will not change once your policy is issued. NYLIAC may in the future, charge up to the maximum annual amount described above for new policies.

Finally, the value of the shares of each Fund reflects advisory fees, administration fees and other expenses deducted from the assets of each Fund. (See the Fund prospectuses which accompany this Prospectus.)

6. What are the minimum initial and maximum additional premium payments?

The minimum initial premium payment is $2,000 for Qualified Policies ($4,000 for SIMPLE IRAs) and $5,000 for Non-Qualified Policies. Additional premium payments must be at least $2,000 or such lower amount as we may permit at any time. Subsequent premium payments must be sent to NYLIAC at one of the addresses listed in Question 18 of this Prospectus. We may agree to other methods of payment. The maximum aggregate amount of premium payments we accept is $1,000,000 without prior approval. For Qualified Policies, you may not make premium payments in excess of the amount permitted by law for the plan. For Inherited IRAs, additional premium payments will not be accepted.

In some states, NYLIAC is offering an individual single premium version of the New York Life Premium Plus Variable Annuity and New York Life Premium Plus II Variable Annuity policies (“Policies”). Please check with your registered representative for current availability.

Acceptance of initial and subsequent premium payments is subject to our Suitability Standards.

7. How are premium payments allocated?

If the application is in Good Order, we will issue the policy and allocate the initial premium payment to the Allocation Options you have selected within two Business Days after receipt at the Cleveland or Dallas Service Center. Subsequent premium payments will be credited to your Policy at the close of the Business Day on which they were received by NYLIAC. (See “THE POLICIES—Policy Application and Premium Payments.”) We will apply the Credit on your premium payment to the Allocation Options and/or the DCA Advantage Account at the same time that we allocate your premium payment.

You may raise or lower the percentages (which must be in whole numbers) of the premium payment you place in each Allocation Option at the time you make a premium payment. The minimum amount which you may place in any one Investment Division or the Fixed Account is $100, or such lower amount as we may permit. The minimum amount which you may place in the DCA Advantage Account is $5,000. We reserve the right to limit the amount of a premium payment that may be placed in any one Allocation Option and/or the DCA Advantage Account and the number of Allocation Options and the DCA Advantage Account inclusively to which you may allocate your Accumulation Value. Acceptance of initial and subsequent premium payments is subject to our Suitability Standards.

8. What happens if premium payments are not made?

If we do not receive any premium payments for a period of two years, and both the Accumulation Value of your policy and your total premium payments less any withdrawals and surrender charges are less than $2,000, we reserve the right to terminate your policy subject to applicable laws. We will notify you of our intention to exercise this right and give you 90 days to make a premium payment. If we terminate your policy, we will pay you the Accumulation Value of your policy in one lump sum (for single premium policies, this is modified as indicated in Appendix 1 of this prospectus).

9. Can I withdraw money from the policy before the Annuity Commencement Date?

You may make withdrawals from your policy before the Annuity Commencement Date and while the Annuitant is alive. Your withdrawal request must be in Good Order before we process it. Under most circumstances, you may make a minimum partial withdrawal of $500. Withdrawals may be subject to a surrender charge. In addition, you may have to pay income tax and, if you are under age 59 1⁄2, a 10% penalty tax may apply. (See “DISTRIBUTIONS UNDER THE POLICY” and “FEDERAL TAX MATTERS.”) Please note that certain withdrawal requests must be made in writing and sent to NYLIAC’s Variable Products Service Center. (See “DISTRIBUTIONS UNDER THE POLICY—Surrenders and Withdrawals —(b) Partial Withdrawals and (c) Periodic Partial Withdrawals.”)

10. How will NYLIAC make Income Payments on the Annuity Commencement Date?

We will make Income Payments on a fixed basis. We do not currently offer a variable Income Payment option. We will make payments over the life of the Annuitant with a guarantee of 10 years of payments, even if the Annuitant dies sooner. Income Payments will always be the same specified amount. (See “DISTRIBUTIONS UNDER THE POLICY—Income Payments.”) We may offer other options, at our discretion, where permitted by state law.

11. What happens if I die or the Annuitant dies before the Annuity Commencement Date?

Unless amended by any rider attached to the policy, if you or the Annuitant dies before the Annuity Commencement Date, we will pay the Beneficiary(ies) under the policy an amount equal to the greatest of:

(a)	the Accumulation Value, as of the day we receive a claim form in Good Order, less any outstanding loan balance, less Credit amounts applied within the12 months immediately preceding the date of death,

(b)	the sum of all premium payments made, less any outstanding loan balance, partial withdrawals, and surrender charges on those partial withdrawals, less any rider charges, or

(c)

the “reset value” (as described in this Prospectus) plus any additional premium payments and Credits made since the most recent “Reset Anniversary,” unless the Credits occur within the immediately preceding 12 months of death in jurisdictions where permitted, less any outstanding loan balance, proportional withdrawals made since the most recent Reset Anniversary, any surrender charges applicable to such proportional withdrawals, and any rider charges since the last Reset Anniversary.

If the Beneficiary is the spouse (as defined under Federal law) of the Annuitant and the owner, see Question 12. (Also see “DISTRIBUTIONS UNDER THE POLICY—Death Before Annuity Commencement” and “FEDERAL TAX MATTERS.”)

12. What happens if my spouse is the Beneficiary?

If you die before the Annuity Commencement Date, your spouse (as defined under Federal law) may continue the policy as the new owner if he/she is also the sole primary Beneficiary of the policy (for Non-Qualified, IRA, Roth IRA, SIMPLE IRA and SEP policies only; TSA and Inherited IRA policies are excluded). If you are also the Annuitant, your spouse will also become the new Annuitant. If your spouse chooses to continue the policy, we will not pay the death benefit proceeds as a consequence of your death. If you elect the EBB Rider and the Enhanced Spousal Continuance (ESC) Rider applies, see the EBB and ESC Riders for details.

13. Can I return the policy after it is delivered?

You can cancel the policy within 10 days of delivery of the policy or such longer period as required under state law. To cancel your policy, you must return it and/or provide a written request for cancellation to VPSC at one of the addresses listed in Question 16 of this Prospectus or to the registered representative through whom you purchased it. Except in jurisdictions where you are entitled by law to receive the total of premium payments less any prior partial withdrawals, we will promptly return the Accumulation Value calculated as of the Business Day that either the registered representative through whom you purchased the policy or VPSC receives the policy along with the written request for cancellation in Good Order, less the Credit, but without any deduction for premium taxes or a surrender charge. We will set forth this provision in your policy. (See “THE POLICIES—Your Right to Cancel (“Free Look”).”)

14. What about voting rights?

You can instruct NYLIAC how to vote shares of the Funds in which you have a voting interest through the Separate Account. (See “VOTING RIGHTS.”)

15. Are policy loans available?

If you have purchased your policy in connection with a Code Section 403(b) Tax-Sheltered Annuity (“TSA”) plan, you may be able to borrow some of your Accumulation Value subject to certain conditions. (See “LOANS.”)

16. Where do I send written service requests to the NYLIAC Variable Products Service Center?

Certain service requests, including but not limited to death benefit claims and surrenders, are required to be in writing. All written service requests must be sent to the NYLIAC Variable Products Service Center (“VPSC”) at one of the following addresses:

	Regular Mail	Express Mail

	NYLIAC Variable Products Service Center Madison Square Station P.O. Box 922 New York, NY 10159	NYLIAC Variable Products Service Center 51 Madison Avenue Floor 3B, Room 0304 New York, NY 10010

Death Claim forms may also be submitted to	Regular Mail	Express Mail
	New York Life P.O. Box 130539 Dallas, TX 75313-0539	New York Life 4849 Greenville Ave., STE 700 Dallas, TX 75206

Written service requests will be effective as of the Business Day they are received in Good Order at VPSC at one of the addresses listed immediately above.

Faxed and e-mailed requests are not currently accepted, however, we reserve the right to accept them at our discretion. All service requests must be in Good Order. Please review all service request forms carefully and provide all required information that is applicable to the transaction. If your request is not in Good Order, we will not process your service request. We will make every reasonable attempt to notify you in writing of this situation. It is important that you inform NYLIAC of an address change so that you can receive important policy statements and other information.

17. How do I contact NYLIAC by Telephone or by the Internet?

a.	By Telephone:

Certain service requests, including but not limited to obtaining current unit values, may be made by telephone. You may reach our Customer Service Representatives at (800) 598-2019 on Business Days between the hours of 9:00 a.m. and 6:00 p.m. (Eastern Time).

b.	By Internet:

Certain service requests, including but not limited to, transferring assets between investment options and e-mailing your registered representative, may be made via the Internet. For Internet-based requests please visit www.newyorklife.com and enter your user name and password. (See “THE POLICIES — Online Service at www.newyorklife.com.”)

We make online services available at our discretion. In addition, availability of online services may be interrupted temporarily at certain times. We do not assume responsibility for any loss if the online service should become unavailable. E-mail inquiries that are non-transactional may be sent through www.newyorklife.com once they have passed all security protocols to identify the policyowner.

You may authorize us to accept electronic instructions from a registered representative or the registered service assistant assigned to your policy in order to make premium allocations, transfers, partial withdrawals and changes to your investment objective and/or risk tolerance. You may also authorize your registered representative or registered service assistant to revise your Automatic Asset Reallocation (AAR) arrangement. Your AAR may be cancelled if a premium allocation change or transfer is submitted on your behalf that is inconsistent with your current AAR arrangements. You may prevent this cancellation if a conforming AAR change is processed within one Business Day of the inconsistent premium allocation change or transfer. You may also authorize us to accept telephone instructions from a registered representative to make transfers among investment options.

To authorize the registered representative(s) or registered service assistants assigned to your policy to make premium allocations and transfers (only a registered representative can make transfers by telephone), you must send a completed Trading and Partial Withdrawal Authorization Form to VPSC at one of the addresses listed in Question 16 of this Prospectus. We may revoke or deny Trading Authorization privileges for certain policyowners (See “THE POLICIES—Limits on Transfers”). Trading Authorization may be elected, changed or cancelled at any time. We will confirm all transactions in writing. Not all transactions are available on the Internet.

NYLIAC is not liable for any loss, cost or expense for action on instructions which are believed to be genuine in accordance with these procedures. Transfer requests received after the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time or received on a non-Business Day, will be priced as of the next Business Day.

18. Where do I send subsequent premium payments and loan repayments?

Subsequent premium payments and loan repayments should be sent to one of the following addresses:

Regular Mail	NYLIAC 75 Remittance Drive Suite 3021 Chicago, IL 60675-3021

Express Mail	NYLIAC, Suite 3021 c/o The Northern Trust Bank 350 North Orleans Street Receipt & Dispatch, 8th Floor Chicago, IL 60654

If in Good Order, subsequent premium payments and loan repayments will be credited as of the close of the Business Day on which they are received at one of the addresses noted in this Question 18. Please note that initial premium payments are those made in connection with the issuance of a policy and are processed in accordance with our procedures. (See “THE POLICIES — Policy Application and Premium Payments.”)

Acceptance of subsequent premium payments is subject to our Suitability Standards.

FINANCIAL STATEMENTS

The statutory statements of financial position of NYLIAC as of December 31, 2019 and 2018, and the related statutory statements of operations, of changes in capital and surplus, and of cash flows for each of the three years in the period ended December 31, 2019 (including the report of the independent registered public accounting firm) and the Separate Account statement of assets and liabilities as of December 31, 2019, and the statements of operations and of changes in net assets and the financial highlights for each of the periods indicated in the Financial Statements (including the report of the independent registered public accounting firm) are included in the SAI. The independent registered public accounting firm is PricewaterhouseCoopers LLP.

CONDENSED FINANCIAL INFORMATION

The following Accumulation Unit values and the number of Accumulation Units outstanding for each Investment Division for each fiscal year ended December 31 presented below are derived from the financial statements audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. Values and units shown are for full year periods beginning January 1, except where indicated. You should read this information in conjunction with the Separate Account’s audited financial statements and related notes that are included in the Statement of Additional Information.

For New York Life Premium Plus Variable Annuity Policies:

Some Investment Divisions offered in policies issued prior to June 2, 2003 differ from Investment Divisions offered in policies issued on or after June 2, 2003. The initial class of the following Eligible Portfolios of the MainStay VP Funds Trust is available only for policies issued before June 2, 2003: MainStay VP Bond, MainStay VP Emerging Markets Equity, MainStay VP Epoch U.S. Equity Yield, MainStay VP Income Builder, MainStay VP Janus Henderson Balanced, MainStay VP MacKay Common Stock, MainStay VP MacKay Convertible, MainStay VP MacKay Government, MainStay VP MacKay Growth, MainStay VP MacKay High Yield Corporate Bond, MainStay VP MacKay International Equity, MainStay VP MacKay Mid Cap Core, MainStay VP MacKay S&P 500 Index, MainStay VP T. Rowe Price Equity Income and MainStay VP Winslow Large Cap Growth.

	Accumulation unit value
	Beginning of period	End of period	Number of accumulation units
(Accumulation unit value in dollars and number of accumulation units in thousands)

MainStay VP Balanced—Service Class
2019	16.77	19.22	448
2018	18.44	16.77	549
2017	17.07	18.44	762
2016	15.78	17.07	1,026
2015	16.50	15.78	1,133
2014	15.16	16.50	1,257
2013	12.67	15.16	1,348
2012	11.49	12.67	1,363
2011	11.39	11.49	1,571
2010	10.21	11.39	1,798

MainStay VP Bond—Initial Class
2019	17.37	18.65	326
2018	17.83	17.37	380
2017	17.44	17.83	436
2016	17.12	17.44	522
2015	17.36	17.12	632
2014	16.67	17.36	746

	Accumulation unit value
	Beginning of period	End of period	Number of accumulation units
2013	17.25	16.67	898
2012	16.75	17.25	1,181
2011	15.87	16.75	1,496
2010	14.95	15.87	1,951

MainStay VP Bond—Service Class
2019	13.33	14.28	402
2018	13.72	13.33	470
2017	13.46	13.72	651
2016	13.24	13.46	830
2015	13.46	13.24	1,023
2014	12.95	13.46	1,279
2013	13.44	12.95	1,682
2012	13.08	13.44	2,428
2011	12.43	13.08	2,850
2010	11.74	12.43	3,140

MainStay VP CBRE Global Infrastructure—Service Class
2019	7.06	7.30	22
2018	9.95	7.06	22
2017	9.39	9.95	39
2016	7.43	9.39	66
2015(e)	10.00	7.43	134

MainStay VP Conservative Allocation—Service Class
2019	14.95	16.85	751
2018	16.28	14.95	1,008
2017	14.96	16.28	1,237
2016	14.33	14.96	1,595
2015	14.81	14.33	2,164

	Accumulation unit value
	Beginning of period	End of period	Number of accumulation units
2014	14.46	14.81	2,595
2013	13.03	14.46	3,061
2012	11.99	13.03	3,423
2011	11.87	11.99	3,685
2010	10.80	11.87	3,792

MainStay VP Emerging Markets Equity—Initial Class
2019	7.64	9.03	150
2018	9.77	7.64	190
2017	6.94	9.77	284
2016	6.63	6.94	259
2015	8.05	6.63	276
2014	9.29	8.05	350
2013	9.98	9.29	434
2012(b)	10.00	9.98	622

MainStay VP Emerging Markets Equity—Service Class
2019	7.51	8.85	379
2018	9.63	7.51	460
2017	6.85	9.63	605
2016	6.57	6.85	803
2015	7.99	6.57	1,052
2014	9.24	7.99	1,287
2013	9.96	9.24	1,534
2012(b)	10.00	9.96	1,965

MainStay VP Epoch U.S. Equity Yield—Initial Class
2019	19.19	23.45	686
2018	20.57	19.19	812
2017	17.62	20.57	957
2016	17.07	17.62	1,154
2015	18.02	17.07	1,363
2014	16.82	18.02	1,594
2013	13.12	16.82	1,899
2012	11.53	13.12	2,217
2011	11.89	11.53	2,913
2010	10.23	11.89	3,863

	Accumulation unit value
	Beginning of period	End of period	Number of accumulation units
MainStay VP Epoch U.S. Equity Yield—Service Class
2019	22.41	27.32	600
2018	24.09	22.41	754
2017	20.68	24.09	958
2016	20.09	20.68	1,311
2015	21.27	20.09	1,674
2014	19.90	21.27	2,070
2013	15.56	19.90	2,574
2012	13.71	15.56	3,185
2011	14.17	13.71	3,847
2010	12.22	14.17	4,551

	Accumulation unit value
	Beginning of period	End of period	Number of accumulation units
MainStay VP Fidelity Institutional AM® Utilities—Service Class
2019	14.36	17.37	1,455
2018	14.51	14.36	1,813
2017	12.88	14.51	2,463
2016	11.78	12.88	3,335
2015	14.01	11.78	4,032
2014	12.66	14.01	4,991
2013	10.72	12.66	5,671
2012( b)	10.00	10.72	6,139

MainStay VP Floating Rate—Service Class
2019	12.54	13.35	755
2018	12.79	12.54	911
2017	12.53	12.79	1,322
2016	11.77	12.53	1,321
2015	11.94	11.77	1,526
2014	12.06	11.94	1,969
2013	11.76	12.06	2,598
2012	11.18	11.76	2,808
2011	11.14	11.18	3,204
2010	10.50	11.14	4,001

MainStay VP Growth Allocation—Service Class
2019	15.17	18.56	387
2018	17.72	15.17	492
2017	14.72	17.72	602
2016	13.93	14.72	822
2015	14.65	13.93	921
2014	14.23	14.65	1,099

	Accumulation unit value
	Beginning of period	End of period	Number of accumulation units
2013	11.08	14.23	1,218
2012	9.77	11.08	1,090
2011	10.23	9.77	1,283
2010	9.05	10.23	1,443

MainStay VP Income Builder—Initial Class
2019	14.05	16.33	250
2018	15.07	14.05	310
2017	13.60	15.07	347
2016	12.65	13.60	433
2015	13.32	12.65	515
2014	12.52	13.32	572
2013	10.74	12.52	579
2012	9.49	10.74	617
2011	9.26	9.49	692
2010	8.20	9.26	9bb09

MainStay VP Income Builder—Service Class
2019	19.33	22.40	272
2018	20.77	19.33	320
2017	18.80	20.77	401
2016	17.52	18.80	531
2015	18.50	17.52	584
2014	17.43	18.50	692
2013	15.00	17.43	669
2012	13.29	15.00	700
2011	13.00	13.29	802
2010	11.54	13.00	893

	Accumulation unit value
	Beginning of period	End of period	Number of accumulation units
MainStay VP Indexed Bond—Service Class
2019	9.77	10.39	71
2018	10.02	9.77	27
2017(g)	10.00	10.02	1

MainStay VP IQ Hedge Multi-Strategy—Service Class
2019	7.58	8.08	105
2018(j)	8.30	7.58	145
2017	8.48	8.30	232
2016	8.63	8.48	274
2015	9.53	8.63	389
2014	11.02	9.53	580
2013(c)	10.00	11.02	537

MainStay VP Janus Henderson Balanced—Initial Class
2019	15.47	18.71	743
2018	15.65	15.47	882
2017	13.44	15.65	1,047
2016	13.04	13.44	1,349
2015	13.16	13.04	1,626
2014	12.30	13.16	1,893
2013	10.40	12.30	2,221
2012(b)	10.00	10.40	2,721

MainStay VP Janus Henderson Balanced—Service Class
2019	15.20	18.35	594
2018	15.42	15.20	767
2017	13.27	15.42	985
2016	12.92	13.27	1,323
2015	13.06	12.92	1,629
2014	12.25	13.06	1,891
2013	10.38	12.25	2,210
2012(b)	10.00	10.38	2,595

	Accumulation unit value
	Beginning of period	End of period	Number of accumulation units
MainStay VP MacKay Common Stock—Initial Class
2019	16.89	20.98	252
2018	18.23	16.89	297
2017	15.08	18.23	354
2016	14.04	15.08	464
2015	14.15	14.04	566
2014	12.55	14.15	729
2013	9.40	12.55	813
2012	8.19	9.40	863
2011	8.19	8.19	1,165
2010	7.39	8.19	1,497

MainStay VP MacKay Common Stock—Service Class
2019	25.81	31.98	149
2018	27.93	25.81	204
2017	23.16	27.93	224
2016	21.62	23.16	336
2015	21.84	21.62	392
2014	19.42	21.84	384
2013	14.58	19.42	406
2012	12.73	14.58	466
2011	12.77	12.73	603
2010	11.55	12.77	711

MainStay VP MacKay Convertible—Initial Class
2019	19.74	23.79	381
2018	20.53	19.74	469
2017	18.62	20.53	553

	Accumulation unit value
	Beginning of period	End of period	Number of accumulation units
2016	16.88	18.62	661
2015	17.39	16.88	797
2014	16.36	17.39	844
2013	13.26	16.36	977
2012	12.35	13.26	1,144
2011	13.17	12.35	1,552
2010	11.36	13.17	1,957

MainStay VP MacKay Convertible—Service Class
2019	23.06	27.72	465
2018	24.03	23.06	539
2017	21.86	24.03	675
2016	19.87	21.86	827
2015	20.51	19.87	1,051
2014	19.35	20.51	1,269
2013	15.72	19.35	1,470
2012	14.68	15.72	1,741
2011	15.70	14.68	2,101
2010	13.57	15.70	2,452

MainStay VP MacKay Government—Initial Class
2019	15.11	15.68	284
2018	15.37	15.11	331
2017	15.29	15.37	361
2016	15.37	15.29	445
2015	15.54	15.37	498
2014	15.09	15.54	568
2013	15.72	15.09	696
2012	15.37	15.72	987
2011	14.73	15.37	1,235
2010	14.21	14.73	1,644

MainStay VP MacKay Government—Service Class
2019	11.81	12.23	310
2018	12.04	11.81	351
2017	12.01	12.04	498
2016	12.11	12.01	649
2015	12.27	12.11	768

	Accumulation unit value
	Beginning of period	End of period	Number of accumulation units
2014	11.95	12.27	824
2013	12.48	11.95	1,018
2012	12.23	12.48	1,548
2011	11.75	12.23	1,941
2010	11.36	11.75	2,274

MainStay VP MacKay Growth—Initial Class
2019	10.58	13.54	251
2018	11.23	10.58	321
2017	8.75	11.23	398
2016	8.85	8.75	552
2015	8.77	8.85	562
2014	8.19	8.77	668
2013	6.67	8.19	797
2012	5.90	6.67	1,019
2011	6.08	5.90	1,176
2010	5.50	6.08	1,454

MainStay VP MacKay Growth—Service Class
2019	20.59	26.28	142
2018	21.91	20.59	166
2017	17.11	21.91	201
2016	17.36	17.11	253
2015	17.24	17.36	320
2014	16.14	17.24	359
2013	13.18	16.14	461
2012	11.68	13.18	610
2011	12.07	11.68	681
2010	10.95	12.07	808

	Accumulation unit value
	Beginning of period	End of period	Number of accumulation units
MainStay VP MacKay High Yield Corporate Bond—Initial Class
2019	25.63	28.55	683
2018	26.43	25.63	811
2017	25.13	26.43	1,004
2016	21.97	25.13	1,282
2015	22.68	21.97	1,498
2014	22.64	22.68	1,781
2013	21.58	22.64	2,278
2012	19.33	21.58	2,868
2011	18.48	19.33	3,239
2010	16.67	18.48	4,255

MainStay VP MacKay High Yield Corporate Bond—Service Class
2019	22.00	24.45	1,837
2018	22.75	22.00	2,217
2017	21.68	22.75	2,825
2016	19.00	21.68	3,881
2015	19.67	19.00	4,787
2014	19.68	19.67	5,945
2013	18.80	19.68	7,124
2012	16.89	18.80	8,736
2011	16.19	16.89	9,560
2010	14.64	16.19	10,455

MainStay VP MacKay International Equity—Initial Class
2019	16.28	20.00	229
2018	18.71	16.28	264
2017	14.34	18.71	287
2016	15.32	14.34	305
2015	14.67	15.32	410

	Accumulation unit value
	Beginning of period	End of period	Number of accumulation units
2014	15.30	14.67	396
2013	13.51	15.30	474
2012	11.49	13.51	586
2011	13.90	11.49	784
2010	13.47	13.90	1,022

MainStay VP MacKay International Equity—Service Class
2019	18.93	23.20	335
2018	21.81	18.93	415
2017	16.75	21.81	548
2016	17.95	16.75	706
2015	17.22	17.95	878
2014	18.01	17.22	1,095
2013	15.94	18.01	1,286
2012	13.59	15.94	1,495
2011	16.49	13.59	1,776
2010	16.01	16.49	1,935

MainStay VP MacKay Mid Cap Core—Initial Class
2019	30.48	36.86	217
2018	35.19	30.48	261
2017	30.01	35.19	328
2016	27.43	30.01	395
2015	28.94	27.43	459
2014	25.71	28.94	586
2013	18.37	25.71	683
2012	15.89	18.37	735
2011	16.64	15.89	963
2010	13.67	16.64	1,207

	Accumulation unit value
	Beginning of period	End of period	Number of accumulation units

MainStay VP MacKay Mid Cap Core—Service Class
2019	30.90	37.28	364
2018	35.77	30.90	444
2017	30.58	35.77	577
2016	28.02	30.58	751
2015	29.63	28.02	938
2014	26.39	29.63	1,229
2013	18.91	26.39	1,470
2012	16.39	18.91	1,729
2011	17.21	16.39	2,183
2010	14.18	17.21	2,467

MainStay VP MacKay S&P 500 Index—Initial Class
2019	17.82	23.02	652
2018	18.97	17.82	805
2017	15.86	18.97	947
2016	14.44	15.86	1,166
2015	14.51	14.44	1,440
2014	13.01	14.51	1,654
2013	10.02	13.01	1,809
2012	8.80	10.02	2,070
2011	8.78	8.80	2,578
2010	7.78	8.78	3,323

MainStay VP MacKay S&P 500 Index—Service Class
2019	25.12	32.37	749
2018	26.80	25.12	858
2017	22.47	26.80	1,038
2016	20.51	22.47	1,267

	Accumulation unit value
	Beginning of period	End of period	Number of accumulation units
2015	20.66	20.51	1,488
2014	18.57	20.66	1,705
2013	14.33	18.57	1,957
2012	12.62	14.33	2,327
2011	12.62	12.62	2,900
2010	11.21	12.62	3,344

MainStay VP MacKay Small Cap Core—Initial Class
2019(k)	10.00	10.14	379

MainStay VP MacKay Unconstrained Bond—Service Class
2019	11.24	11.81	225
2018	11.59	11.24	277
2017	11.27	11.59	441
2016	10.67	11.27	534
2015	11.14	10.67	599
2014	11.14	11.14	547
2013	10.89	11.14	547
2012	9.74	10.89	652
2011(a)	10.00	9.74	171

MainStay VP Mellon Natural Resources—Initial Class
2019	4.99	5.73	1,230
2018	7.11	4.99	1,506
2017	7.27	7.11	1,819
2016	5.16	7.27	2,564
2015	7.81	5.16	3,023
2014	9.78	7.81	3,384
2013	8.96	9.78	4,057
2012(b)	10.00	8.96	5,491

	Accumulation unit value
	Beginning of period	End of period	Number of accumulation units

MainStay VP Moderate Allocation—Service Class
2019	15.29	17.76	990
2018	17.01	15.29	1,207
2017	15.07	17.01	1,485
2016	14.43	15.07	1,993
2015	14.94	14.43	2,378
2014	14.54	14.94	3,330
2013	12.44	14.54	3,826
2012	11.25	12.44	4,211
2011	11.35	11.25	4,089
2010	10.23	11.35	5,671

MainStay VP Moderate Growth Allocation—Service Class
2019	15.65	18.65	823
2018	17.85	15.65	995
2017	15.33	17.85	1,297
2016	14.52	15.33	1,613
2015	15.15	14.52	2,074
2014	14.75	15.15	2,280
2013	11.93	14.75	2,459
2012	10.60	11.93	2,583
2011	10.93	10.60	3,024
2010	9.74	10.93	3,553

MainStay VP PIMCO Real Return—Service Class
2019	9.01	9.63	203
2018	9.42	9.01	222
2017	9.27	9.42	276
2016	8.97	9.27	391

	Accumulation unit value
	Beginning of period	End of period	Number of accumulation units
2015	9.36	8.97	486
2014	9.30	9.36	614
2013	10.41	9.30	823

MainStay VP Small Cap Growth—Initial Class
2019	14.66	18.12	226
2018	16.35	14.66	275
2017	13.53	16.35	352
2016	12.49	13.53	445
2015	12.81	12.49	547
2014	12.70	12.81	700
2013	9.86	12.70	871
2012(b)	10.00	9.86	1,141

MainStay VP Small Cap Growth—Service Class
2019	14.41	17.77	205
2018	16.11	14.41	208
2017	13.36	16.11	248
2016	12.37	13.36	313
2015	12.72	12.37	373
2014	12.64	12.72	416
2013	9.84	12.64	547
2012(b)	10.00	9.84	654

MainStay VP T. Rowe Price Equity Income—Initial Class
2019	15.83	19.69	396
2018	17.76	15.83	468
2017	15.53	17.76	565
2016	13.28	15.53	678

	Accumulation unit value
	Beginning of period	End of period	Number of accumulation units
2015	14.47	13.28	825
2014	13.65	14.47	983
2013	10.64	13.65	1,249
2012(b)	10.00	10.64	1,393

MainStay VP T. Rowe Price Equity Income—Service Class
2019	15.56	19.30	499
2018	17.50	15.56	610
2017	15.34	17.50	849
2016	13.15	15.34	1,088
2015	14.37	13.15	1,283
2014	13.58	14.37	1,585
2013	10.61	13.58	1,900
2012(b)	10.00	10.61	2,354

MainStay VP U.S. Government Money Market—Initial Class
2019	0.96	0.96	7,257
2018	0.96	0.96	10,955
2017	0.97	0.96	10,248
2016	0.99	0.97	17,073
2015	1.00	0.99	30,280
2014	1.02	1.00	25,781
2013	1.04	1.02	30,796
2012	1.05	1.04	47,334
2011	1.07	1.05	71,184
2010	1.09	1.07	49,376

MainStay VP Winslow Large Cap Growth—Initial Class
2019	14.97	19.69	321
2018	14.69	14.97	379
2017	11.27	14.69	385

	Accumulation unit value
	Beginning of period	End of period	Number of accumulation units
2016	11.72	11.27	406
2015	11.22	11.72	469
2014	10.30	11.22	468
2013	7.67	10.30	589
2012	6.89	7.67	718
2011	7.02	6.89	926
2010	6.14	7.02	1,086

MainStay VP Winslow Large Cap Growth—Service Class
2019	26.88	35.26	290
2018	26.44	26.88	327
2017	20.34	26.44	374
2016	21.21	20.34	474
2015	20.34	21.21	603
2014	18.73	20.34	711
2013	13.98	18.73	849
2012	12.59	13.98	978
2011	12.86	12.59	1,109
2010	11.28	12.86	1,170

American Funds IS Asset Allocation Fund—Class 4
2019	9.48	11.28	42
2018(i)	10.00	9.48	22

American Funds IS Blue Chip Income and Growth Fund—Class 4
2019	9.49	11.31	77
2018	10.59	9.49	49
2017(h)	10.00	10.59	0

American Funds IS Global Small Capitalization Fund—Class 4
2019	10.00	12.91	21
2018	11.39	10.00	20
2017	9.21	11.39	22
2016	9.19	9.21	10
2015(e)	10.00	9.19	27

	Accumulation unit value
	Beginning of period	End of period	Number of accumulation units
American Funds IS Growth Fund—Class 4
2019	10.00	12.83	56
2018	10.21	10.00	35
2017(h)	10.00	10.21	0

American Funds IS New World Fund®—Class 4
2019	9.65	12.23	71
2018	11.43	9.65	73
2017	9.00	11.43	67
2016	8.71	9.00	61
2015	9.15	8.71	67
2014(d)	10.00	9.15	61

BlackRock® Global Allocation V.I. Fund—Class III
2019	11.05	12.80	162
2018	12.15	11.05	213
2017	10.86	12.15	273
2016	10.63	10.86	364
2015	10.91	10.63	438
2014	10.87	10.91	574
2013	9.66	10.87	773
2012	8.92	9.66	716
2011(a)	10.00	8.92	673

BlackRock® High Yield V.I. Fund—Class III
2019	10.39	11.75	82
2018	10.88	10.39	75
2017	10.32	10.88	65
2016	9.29	10.32	116
2015	9.82	9.29	188
2014(d)	10.00	9.82	226

	Accumulation unit value
	Beginning of period	End of period	Number of accumulation units
BNY Mellon IP Technology Growth Portfolio—Initial Shares
2019	24.97	30.91	150
2018	25.62	24.97	178
2017	18.25	25.62	166
2016	17.71	18.25	171
2015	16.95	17.71	211
2014	16.12	16.95	182
2013	12.34	16.12	204
2012	10.84	12.34	326
2011	11.95	10.84	367
2010	9.34	11.95	530

BNY Mellon IP Technology Growth Portfolio—Service Shares
2019	31.58	39.01	183
2018	32.51	31.58	230
2017	23.20	32.51	240
2016	22.58	23.20	249
2015	21.67	22.58	279
2014	20.66	21.67	304
2013	15.84	20.66	396
2012	13.96	15.84	521
2011	15.42	13.96	546
2010	12.09	15.42	623

ClearBridge Variable Appreciation Portfolio—Class II
2019	10.66	13.60	21
2018	11.06	10.66	10
2017(g)	10.00	11.06	0

Columbia Variable Portfolio—Commodity Strategy Fund—Class 2
2019	7.04	7.47	6
2018	8.34	7.04	4
2017	8.33	8.34	3
2016	7.53	8.33	6
2015(e)	10.00	7.53	0

Columbia Variable Portfolio—Emerging Markets Bond Fund—Class 2
2019	10.29	11.36	71
2018	11.30	10.29	50
2017	10.28	11.30	57
2016	9.40	10.28	19
2015(e)	10.00	9.40	3

	Accumulation unit value
	Beginning of period	End of period	Number of accumulation units
Columbia Variable Portfolio—Small Cap Value Fund—Class 2
2019	19.69	23.44	117
2018	24.45	19.69	138
2017	21.79	24.45	170
2016	16.68	21.79	225
2015	18.10	16.68	274
2014	17.84	18.10	356
2013	13.53	17.84	437
2012	12.35	13.53	442
2011	13.37	12.35	524
2010	10.75	13.37	680

Delaware VIP® Small Cap Value Series—Service Class
2019	8.49	10.67	6
2018	10.39	8.49	4
2017(h)	10.00	10.39	0

DWS Alternative Asset Allocation VIP—Class B
2019	9.42	10.60	80
2018	10.56	9.42	47
2017	10.03	10.56	21
2016(f)	10.00	10.03	15

Fidelity® VIP ContrafundSM Portfolio—Initial Class
2019	24.59	31.84	376
2018	26.69	24.59	466
2017	22.25	26.69	544
2016	20.93	22.25	662
2015	21.13	20.93	805
2014	19.18	21.13	933
2013	14.84	19.18	1,160
2012	12.96	14.84	1,368
2011	13.50	12.96	1,810
2010	11.71	13.50	2,449

Fidelity® VIP ContrafundSM Portfolio—Service Class 2
2019	29.45	38.05	589
2018	32.06	29.45	725
2017	26.79	32.06	956
2016	25.27	26.79	1,253
2015	25.57	25.27	1,565
2014	23.27	25.57	1,842

	Accumulation unit value
	Beginning of period	End of period	Number of accumulation units
2013	18.06	23.27	2,175
2012	15.80	18.06	2,485
2011	16.51	15.80	2,969
2010	14.35	16.51	3,456

Fidelity® VIP Emerging Markets Portfolio—Service Class 2
2019	8.23	10.46	9
2018(i)	10.00	8.23	0

Fidelity® VIP Equity-Income PortfolioSM—Initial Class
2019	19.44	24.38	243
2018	21.54	19.44	297
2017	19.39	21.54	352
2016	16.69	19.39	422
2015	17.66	16.69	514
2014	16.51	17.66	591
2013	13.09	16.51	742
2012	11.34	13.09	840
2011	11.41	11.34	1,093
2010	10.07	11.41	1,455

Fidelity® VIP Equity-Income PortfolioSM—Service Class 2
2019	20.67	25.85	358
2018	22.96	20.67	441
2017	20.71	22.96	543
2016	17.88	20.71	710
2015	18.97	17.88	866
2014	17.77	18.97	1,124
2013	14.13	17.77	1,328
2012	12.26	14.13	1,583
2011	12.38	12.26	1,874
2010	10.95	12.38	2,098

Fidelity® VIP FundsManager® 60% Portfolio—Service Class
2019(l)	10.00	10.75	1

Fidelity® VIP Growth Opportunities Portfolio—Service Class 2
2019	16.75	23.16	180
2018	15.17	16.75	134
2017	11.49	15.17	95

	Accumulation unit value
	Beginning of period	End of period	Number of accumulation units
2016	11.67	11.49	56
2015	11.25	11.67	116
2014(d)	10.00	11.25	24

Fidelity® VIP Health Care Portfolio—Service Class 2
2019(l)	10.00	12.14	8

Fidelity® VIP International Index Portfolio—Service Class 2
2019(l)	10.00	10.65	12

Fidelity® VIP Mid Cap Portfolio—Service Class 2
2019	30.42	36.88	299
2018	36.27	30.42	357
2017	30.58	36.27	477
2016	27.76	30.58	593
2015	28.68	27.76	737
2014	27.48	28.68	905
2013	20.55	27.48	1,081
2012	18.23	20.55	1,297
2011	20.78	18.23	1,543
2010	16.42	20.78	1,947

Invesco V.I. American Value Fund—Series II Shares
2019	11.87	14.57	24
2018	13.85	11.87	24
2017	12.83	13.85	38
2016	11.31	12.83	49
2015	12.68	11.31	71
2014	11.77	12.68	77
2013 (c)	10.00	11.77	58

Invesco V.I. International Growth Fund—Series II Shares
2019	9.12	11.51	76
2018	10.93	9.12	111
2017	9.05	10.93	124
2016	9.26	9.05	116
2015	9.66	9.26	120
2014(d)	10.00	9.66	24

Janus Henderson Enterprise Portfolio—Service Shares
2019	9.97	13.26	82
2018	10.20	9.97	37
2017(h)	10.00	10.20	2

	Accumulation unit value
	Beginning of period	End of period	Number of accumulation units
Janus Henderson Global Research Portfolio—Institutional Shares
2019	9.68	12.29	206
2018	10.56	9.68	257
2017	8.45	10.56	288
2016	8.41	8.45	350
2015	8.75	8.41	425
2014	8.27	8.75	474
2013	6.55	8.27	583
2012	5.54	6.55	694
2011	6.52	5.54	865
2010	5.72	6.52	1,098

Janus Henderson Global Research Portfolio—Service Shares
2019	18.56	23.51	87
2018	20.30	18.56	110
2017	16.28	20.30	152
2016	16.25	16.28	198
2015	16.94	16.25	273
2014	16.06	16.94	305
2013	12.74	16.06	369
2012	10.80	12.74	428
2011	12.76	10.80	501
2010	11.22	12.76	592

MFS® International Intrinsic Value Portfolio—Service Class
2019	10.06	12.45	36
2018	11.33	10.06	23
2017(g)	10.00	11.33	5

	Accumulation unit value
	Beginning of period	End of period	Number of accumulation units
MFS® Investors Trust Series—Initial Class
2019	17.79	23.03	55
2018	19.13	17.79	57
2017	15.76	19.13	65
2016	14.74	15.76	81
2015	14.95	14.74	101
2014	13.68	14.95	112
2013	10.53	13.68	144
2012	8.98	10.53	155
2011	9.33	8.98	174
2010	8.53	9.33	217

MFS® Investors Trust Series—Service Class
2019	25.23	32.59	87
2018	27.19	25.23	95
2017	22.46	27.19	134
2016	21.07	22.46	163
2015	21.42	21.07	166
2014	19.66	21.42	184
2013	15.16	19.66	187
2012	12.97	15.16	132
2011	13.50	12.97	132
2010	12.37	13.50	147

MFS® Research Series—Initial Class
2019	15.68	20.52	37
2018	16.67	15.68	44
2017	13.73	16.67	57
2016	12.83	13.73	83
2015	12.93	12.83	98
2014	11.92	12.93	108
2013	9.16	11.92	139
2012	7.93	9.16	182
2011	8.10	7.93	210
2010	7.10	8.10	281

	Accumulation unit value
	Beginning of period	End of period	Number of accumulation units
MFS® Research Series—Service Class
2019	27.57	35.98	37
2018	29.38	27.57	41
2017	24.26	29.38	49
2016	22.72	24.26	63
2015	22.96	22.72	71
2014	21.22	22.96	85
2013	16.34	21.22	99
2012	14.20	16.34	117
2011	14.53	14.20	124
2010	12.77	14.53	139

Morgan Stanley VIF U.S. Real Estate Portfolio—Class II
2019	11.00	12.85	75
2018	12.15	11.00	93
2017	12.00	12.15	148
2016	11.45	12.00	279
2015	11.41	11.45	270
2014	8.96	11.41	389
2013 (c)	10.00	8.96	83

Neuberger Berman AMT Mid Cap Growth Portfolio—Class S
2019	29.68	38.69	124
2018	32.27	29.68	125
2017	26.33	32.27	144
2016	25.68	26.33	211
2015	25.84	25.68	275
2014	24.47	25.84	218
2013	18.79	24.47	260
2012	17.04	18.79	308
2011	17.26	17.04	333
2010	13.63	17.26	379

	Accumulation unit value
	Beginning of period	End of period	Number of accumulation units
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)—Advisor Class
2019	11.13	11.71	105
2018	11.08	11.13	93
2017	10.97	11.08	159
2016	10.48	10.97	161
2015	10.63	10.48	140
2014(d)	10.00	10.63	64

PIMCO VIT Low Duration Portfolio—Advisor Class
2019	9.78	10.01	39
2018	9.92	9.78	37
2017	9.95	9.92	51
2016(f)	10.00	9.95	24

PIMCO VIT Total Return Portfolio—Advisor Class
2019	10.18	10.84	152
2018	10.41	10.18	134
2017	10.09	10.41	176
2016	9.99	10.09	170
2015	10.12	9.99	123
2014(d)	10.00	10.12	30

Victory VIF Diversified Stock Fund—Class A Shares
2019	18.83	23.79	47
2018	22.07	18.83	54
2017	17.74	22.07	70
2016	17.35	17.74	98
2015	18.19	17.35	124
2014	16.77	18.19	238
2013	12.73	16.77	332
2012	11.12	12.73	182
2011	12.13	11.12	209
2010	10.97	12.13	252

(a)	For the period May 1, 2011 (commencement of operations in the Separate Account) through December 31, 2011.
(b)	For the period February 17, 2012 (commencement of operations in the Separate Account) through December 31, 2012.
(c)	For the period May 1, 2013 (commencement of operations in the Separate Account) through December 31, 2013.
(d)	For the period May 1, 2014 (commencement of operations in the Separate Account) through December 31, 2014.
(e)	For the period May 1, 2015 (commencement of operations in the Separate Account) through December 31, 2015.
(f)	For the period May 1, 2016 (commencement of operations in the Separate Account) through December 31, 2016.
(g)	For the period May 1, 2017 (commencement of operations in the Separate Account) through December 31, 2017.
(h)	For the period November 13, 2017 (commencement of operations in the Separate Account) through December 31, 2017.
(i)	For the period May 1, 2018 (commencement of operations in the Separate Account) through December 31, 2018.
(j)	On November 30, 2018, MainStay VP Absolute Return Multi-Strategy merged into MainStay VP IQ Hedge Multi-Strategy.
(k)	On May 1, 2019, MainStay VP Epoch U.S. Small Cap merged into MainStay VP MacKay Small Cap Core.
(l)	For the Period May 1, 2019 (commencement of operations in the Separate Account) through December 31, 2019.

For New York Life Premium Plus II Variable Annuity policies which were first offered for sale on June 2, 2003:

	Accumulation unit value
	Beginning of period	End of period	Number of accumulation units
(Accumulation unit value in dollars and number of accumulation units in thousands)
MainStay VP Balanced—Service Class
2019	16.43	18.80	247
2018	18.10	16.43	309
2017	16.78	18.10	422
2016	15.53	16.78	548
2015	16.26	15.53	703
2014	14.96	16.26	890
2013	12.52	14.96	984
2012	11.38	12.52	1,079
2011	11.29	11.38	1,236
2010	10.14	11.29	1,383

MainStay VP Bond—Service Class
2019	13.01	13.92	330
2018	13.41	13.01	445
2017	13.17	13.41	567
2016	12.98	13.17	711
2015	13.22	12.98	883
2014	12.74	13.22	1,108
2013	13.24	12.74	1,426
2012	12.91	13.24	2,214
2011	12.28	12.91	2,394
2010	11.61	12.28	2,673

MainStay VP CBRE Global Infrastructure—Service Class
2019	7.02	7.25	15
2018	9.91	7.02	17

	Accumulation unit value
	Beginning of period	End of period	Number of accumulation units
2017	9.37	9.91	29
2016	7.42	9.37	43
2015(e)	10.00	7.42	15

MainStay VP Conservative Allocation—Service Class
2019	14.53	16.36	663
2018	15.85	14.53	824
2017	14.59	15.85	1,183
2016	14.00	14.59	1,555
2015	14.48	14.00	2,043
2014	14.17	14.48	2,566
2013	12.79	14.17	3,051
2012	11.79	12.79	2,950
2011	11.68	11.79	2,918
2010	10.64	11.68	3,112

MainStay VP Emerging Markets Equity—Service Class
2019	7.43	8.75	354
2018	9.54	7.43	467
2017	6.80	9.54	681
2016	6.53	6.80	820
2015	7.95	6.53	1,026
2014	9.22	7.95	1,196
2013	9.94	9.22	1,490
2012(b)	10.00	9.94	1,762

MainStay VP Epoch U.S. Equity Yield—Service Class
2019	21.90	26.66	574
2018	23.58	21.90	715
2017	20.27	23.58	941
2016	19.71	20.27	1,250
2015	20.90	19.71	1,686
2014	19.58	20.90	2,040
2013	15.34	19.58	2,515

	Accumulation unit value
	Beginning of period	End of period	Number of accumulation units
2012	13.54	15.34	3,004
2011	14.01	13.54	3,589
2010	12.10	14.01	4,071

MainStay VP Fidelity Institutional AM® Utilities—Service Class
2019	14.21	17.17	1,230
2018	14.38	14.21	1,661
2017	12.79	14.38	2,298
2016	11.71	12.79	2,883
2015	13.95	11.71	3,740
2014	12.63	13.95	4,689
2013	10.71	12.63	5,226
2012(b)	10.00	10.71	5,858

MainStay VP Floating Rate—Service Class
2019	12.35	13.13	445
2018	12.61	12.35	631
2017	12.37	12.61	795
2016	11.64	12.37	1,078
2015	11.83	11.64	1,368
2014	11.96	11.83	1,695
2013	11.68	11.96	2,200
2012	11.12	11.68	2,475
2011	11.10	11.12	2,915
2010	10.48	11.10	3,267

MainStay VP Growth Allocation—Service Class
2019	14.78	18.04	302
2018	17.28	14.78	359
2017	14.37	17.28	470
2016	13.63	14.37	705
2015	14.35	13.63	869

	Accumulation unit value
	Beginning of period	End of period	Number of accumulation units
2014	13.96	14.35	941
2013	10.89	13.96	969
2012	9.62	10.89	1,016
2011	10.08	9.62	1,190
2010	8.94	10.08	1,303

MainStay VP Income Builder—Service Class
2019	18.62	21.55	207
2018	20.04	18.62	266
2017	18.17	20.04	357
2016	16.96	18.17	456
2015	17.93	16.96	584
2014	16.92	17.93	646
2013	14.58	16.92	616
2012	12.94	14.58	618
2011	12.68	12.94	550
2010	11.27	12.68	607

MainStay VP Indexed Bond—Service Class
2019	9.75	10.35	19
2018	10.01	9.75	4
2017(g)	10.00	10.01	0

MainStay VP IQ Hedge Multi-Strategy—Service Class
2019	7.52	8.00	66
2018(j)	8.24	7.52	92
2017	8.43	8.24	154
2016	8.59	8.43	225
2015	9.51	8.59	330
2014	11.01	9.51	577
2013 (c)	10.00	11.01	714

	Accumulation unit value
	Beginning of period	End of period	Number of accumulation units
MainStay VP Janus Henderson Balanced—Initial Class
2019	15.31	18.49	37
2018	15.51	15.31	44
2017	13.34	15.51	51
2016	12.96	13.34	65
2015	13.10	12.96	92
2014	12.27	13.10	109
2013	10.39	12.27	147
2012(b)	10.00	10.39	175

MainStay VP Janus Henderson Balanced—Service Class
2019	15.05	18.13	559
2018	15.29	15.05	684
2017	13.18	15.29	911
2016	12.84	13.18	1,139
2015	13.01	12.84	1,424
2014	12.21	13.01	1,675
2013	10.37	12.21	1,980
2012(b)	10.00	10.37	2,141

MainStay VP MacKay Common Stock—Service Class
2019	25.33	31.34	107
2018	27.45	25.33	133
2017	22.80	27.45	174
2016	21.31	22.80	255
2015	21.56	21.31	316
2014	19.20	21.56	409
2013	14.44	19.20	431
2012	12.62	14.44	469

	Accumulation unit value
	Beginning of period	End of period	Number of accumulation units
2011	12.68	12.62	541
2010	11.49	12.68	636

MainStay VP MacKay Convertible—Service Class
2019	22.17	26.61	472
2018	23.15	22.17	606
2017	21.08	23.15	764
2016	19.19	21.08	896
2015	19.84	19.19	1,148
2014	18.75	19.84	1,335
2013	15.26	18.75	1,588
2012	14.26	15.26	1,794
2011	15.28	14.26	2,359
2010	13.22	15.28	2,496

MainStay VP MacKay Government—Service Class
2019	11.59	11.98	218
2018	11.83	11.59	275
2017	11.82	11.83	339
2016	11.93	11.82	476
2015	12.11	11.93	554
2014	11.81	12.11	678
2013	12.35	11.81	861
2012	12.12	12.35	1,315
2011	11.67	12.12	1,445
2010	11.30	11.67	1,685

MainStay VP MacKay Growth—Service Class
2019	19.88	25.34	91
2018	21.19	19.88	113
2017	16.57	21.19	145
2016	16.84	16.57	193
2015	16.75	16.84	230
2014	15.70	16.75	298
2013	12.84	15.70	380
2012	11.40	12.84	456
2011	11.79	11.40	503
2010	10.72	11.79	573

	Accumulation unit value
	Beginning of period	End of period	Number of accumulation units
MainStay VP MacKay High Yield Corporate Bond—Service Class
2019	21.59	23.96	1,287
2018	22.36	21.59	1,595
2017	21.34	22.36	2,171
2016	18.73	21.34	2,888
2015	19.42	18.73	3,574
2014	19.46	19.42	4,944
2013	18.62	19.46	6,141
2012	16.75	18.62	7,417
2011	16.08	16.75	7,566
2010	14.56	16.08	8,199

MainStay VP MacKay International Equity—Service Class
2019	18.24	22.31	260
2018	21.04	18.24	342
2017	16.18	21.04	474
2016	17.37	16.18	618
2015	16.69	17.37	859
2014	17.48	16.69	1,011
2013	15.49	17.48	1,212
2012	13.23	15.49	1,435
2011	16.08	13.23	1,736
2010	15.63	16.08	1,902

MainStay VP MacKay Mid Cap Core—Service Class
2019	30.01	36.15	313
2018	34.79	30.01	403
2017	29.79	34.79	543
2016	27.33	29.79	715

	Accumulation unit value
	Beginning of period	End of period	Number of accumulation units
2015	28.95	27.33	955
2014	25.82	28.95	1,160
2013	18.53	25.82	1,406
2012	16.09	18.53	1,597
2011	16.92	16.09	1,883
2010	13.96	16.92	2,199

MainStay VP MacKay S&P 500 Index—Service Class
2019	24.64	31.70	483
2018	26.33	24.64	650
2017	22.11	26.33	843
2016	20.20	22.11	1,054
2015	20.39	20.20	1,346
2014	18.35	20.39	1,454
2013	14.18	18.35	1,666
2012	12.51	14.18	1,938
2011	12.53	12.51	2,163
2010	11.14	12.53	2,415

MainStay VP MacKay Small Cap Core—Service Class
2019	10.92	12.62	465
2018	13.13	10.92	159
2017	11.76	13.13	254
2016(f)	10.00	11.76	361

MainStay VP MacKay Unconstrained Bond—Service Class
2019	11.11	11.66	171
2018	11.48	11.11	213
2017	11.17	11.48	331
2016	10.60	11.17	479

	Accumulation unit value
	Beginning of period	End of period	Number of accumulation units
2015	11.08	10.60	683
2014	11.09	11.08	664
2013	10.86	11.09	608
2012	9.73	10.86	601
2011(a)	10.00	9.73	166

MainStay VP Mellon Natural Resources—Initial Class
2019	4.94	5.66	920
2018	7.05	4.94	1,196
2017	7.22	7.05	1,618
2016	5.13	7.22	2,156
2015	7.78	5.13	2,564
2014	9.75	7.78	3,004
2013	8.94	9.75	3,630
2012(b)	10.00	8.94	4,547

MainStay VP Moderate Allocation—Service Class
2019	15.00	17.40	735
2018	16.71	15.00	1,027
2017	14.83	16.71	1,567
2016	14.22	14.83	2,014
2015	14.74	14.22	2,465
2014	14.38	14.74	2,865
2013	12.31	14.38	3,357
2012	11.15	12.31	3,598
2011	11.27	11.15	3,847
2010	10.17	11.27	4,082

	Accumulation unit value
	Beginning of period	End of period	Number of accumulation units
MainStay VP Moderate Growth Allocation—Service Class
2019	15.36	18.28	706
2018	17.55	15.36	906
2017	15.10	17.55	1,165
2016	14.32	15.10	1,447
2015	14.96	14.32	1,862
2014	14.59	14.96	2,272
2013	11.82	14.59	2,519
2012	10.52	11.82	2,527
2011	10.86	10.52	2,863
2010	9.69	10.86	3,195

MainStay VP PIMCO Real Return—Service Class
2019	8.91	9.51	106
2018	9.33	8.91	128
2017	9.20	9.33	159
2016	8.92	9.20	254
2015	9.32	8.92	305
2014	9.27	9.32	484
2013	10.40	9.27	769
2012(b)	10.00	10.40	1,627

MainStay VP Small Cap Growth—Initial Class
2019	14.51	17.91	126
2018	16.21	14.51	170
2017	13.43	16.21	228
2016	12.42	13.43	316
2015	12.76	12.42	410
2014	12.66	12.76	524
2013	9.84	12.66	628
2012(b)	10.00	9.84	757

	Accumulation unit value
	Beginning of period	End of period	Number of accumulation units
MainStay VP Small Cap Growth—Service Class
2019	14.26	17.56	112
2018	15.97	14.26	159
2017	13.27	15.97	219
2016	12.30	13.27	253
2015	12.67	12.30	300
2014	12.60	12.67	482
2013	9.82	12.60	531
2012(b)	10.00	9.82	582

MainStay VP T. Rowe Price Equity Income—Service Class
2019	15.40	19.08	490
2018	17.34	15.40	650
2017	15.23	17.34	837
2016	13.07	15.23	1,131
2015	14.31	13.07	1,486
2014	13.55	14.31	1,749
2013	10.60	13.55	2,164
2012(b)	10.00	10.60	2,470

MainStay VP U.S. Government Money Market—Initial Class
2019	0.91	0.91	3,831
2018	0.91	0.91	4,485
2017	0.92	0.91	8,504
2016	0.94	0.92	13,144
2015	0.95	0.94	11,726
2014	0.97	0.95	14,207
2013	0.99	0.97	17,364
2012	1.01	0.99	23,193
2011	1.02	1.01	35,046
2010	1.04	1.02	26,488

	Accumulation unit value
	Beginning of period	End of period	Number of accumulation units
MainStay VP Winslow Large Cap Growth—Service Class
2019	26.24	34.37	330
2018	25.85	26.24	393
2017	19.92	25.85	466
2016	20.79	19.92	578
2015	19.98	20.79	806
2014	18.43	19.98	874
2013	13.77	18.43	994
2012	12.42	13.77	1,095
2011	12.71	12.42	1,162
2010	11.16	12.71	1,172

American Funds IS Asset Allocation Fund—Class 4
2019	9.47	11.25	33
2018(i)	10.00	9.47	12

American Funds IS Blue Chip Income and Growth Fund—Class 4
2019	9.48	11.27	19
2018	10.59	9.48	6
2017(h)	10.00	10.59	0

American Funds IS Global Small Capitalization Fund—Class 4
2019	9.94	12.82	36
2018	11.34	9.94	42
2017	9.19	11.34	30
2016	9.18	9.19	10
2015(e)	10.00	9.18	15

American Funds IS Growth Fund—Class 4
2019	9.98	12.79	8

	Accumulation unit value
	Beginning of period	End of period	Number of accumulation units
2018	10.21	9.98	11
2017(h)	10.00	10.21	0

American Funds IS New World Fund®—Class 4
2019	9.58	12.12	27
2018	11.37	9.58	28
2017	8.96	11.37	46
2016	8.68	8.96	42
2015	9.15	8.68	61
2014(d)	10.00	9.15	34

BlackRock® Global Allocation V.I. Fund—Class III
2019	10.92	12.64	102
2018	12.03	10.92	142
2017	10.76	12.03	222
2016	10.55	10.76	279
2015	10.85	10.55	374
2014	10.83	10.85	454
2013	9.63	10.83	513
2012	8.91	9.63	379
2011(a)	10.00	8.91	236

BlackRock® High Yield V.I. Fund—Class III
2019	10.32	11.65	35
2018	10.82	10.32	33
2017	10.28	10.82	43
2016	9.27	10.28	50
2015	9.81	9.27	48
2014(d)	10.00	9.81	39

	Accumulation unit value
	Beginning of period	End of period	Number of accumulation units
BNY Mellon IP Technology Growth Portfolio—Service Shares
2019	30.83	38.02	130
2018	31.78	30.83	167
2017	22.71	31.78	191
2016	22.14	22.71	206
2015	21.28	22.14	264
2014	20.31	21.28	291
2013	15.60	20.31	345
2012	13.77	15.60	421
2011	15.23	13.77	419
2010	11.96	15.23	462

ClearBridge Variable Appreciation Portfolio—Class II
2019	10.64	13.54	12
2018	11.05	10.64	7
2017(g)	10.00	11.05	3

Columbia Variable Portfolio—Commodity Strategy Fund—Class 2
2019	7.00	7.42	3
2018	8.03	7.00	1
2017	8.31	8.03	4
2016	7.52	8.31	27
2015(e)	10.00	7.52	1

Columbia Variable Portfolio—Emerging Markets Bond Fund—Class 2
2019	10.24	11.28	35
2018	11.25	10.24	16
2017	10.25	11.25	26
2016	9.39	10.25	19
2015(e)	10.00	9.39	0

	Accumulation unit value
	Beginning of period	End of period	Number of accumulation units
Columbia Variable Portfolio—Small Cap Value Fund—Class 2
2019	19.23	22.86	100
2018	23.91	19.23	128
2017	21.35	23.91	158
2016	16.37	21.35	227
2015	17.78	16.37	272
2014	17.56	17.78	311
2013	13.33	17.56	399
2012	12.19	13.33	459
2011	13.22	12.19	526
2010	10.64	13.22	613

Delaware VIP® Small Cap Value Series—Service Class
2019	8.48	10.64	13
2018	10.39	8.48	7
2017(h)	10.00	10.39	0

DWS Alternative Asset Allocation VIP—Class B
2019	9.38	10.54	34
2018	10.53	9.38	16
2017	10.02	10.53	8
2016(f)	10.00	10.02	11

Fidelity® VIP ContrafundSM Portfolio—Service Class 2
2019	28.56	36.84	503
2018	31.13	28.56	651
2017	26.06	31.13	884
2016	24.61	26.06	1,180
2015	24.94	24.61	1,503
2014	22.73	24.94	1,753
2013	17.67	22.73	2,110

	Accumulation unit value
	Beginning of period	End of period	Number of accumulation units
2012	15.48	17.67	2,460
2011	16.21	15.48	2,862
2010	14.10	16.21	3,316

Fidelity® VIP Emerging Markets Portfolio—Service Class 2
2019	8.22	10.44	6
2018(i)	10.00	8.22	6

Fidelity® VIP Equity-Income PortfolioSM—Service Class 2
2019	20.33	25.39	308
2018	22.62	20.33	362
2017	20.43	22.62	447
2016	17.67	20.43	591
2015	18.77	17.67	790
2014	17.61	18.77	926
2013	14.02	17.61	1,180
2012	12.19	14.02	1,358
2011	12.32	12.19	1,599
2010	10.91	12.32	1,848

Fidelity® VIP FundsManager® 60% Portfolio—Service Class
2019(k)	10.00	10.74	1

Fidelity® VIP Growth Opportunities Portfolio—Service Class 2
2019	16.63	22.96	119
2018	15.09	16.63	116
2017	11.44	15.09	101
2016	11.64	11.44	82
2015	11.24	11.64	127
2014(d)	10.00	11.24	4

Fidelity® VIP Health Care Portfolio—Service Class 2
2019(k)	10.00	12.12	2

	Accumulation unit value
	Beginning of period	End of period	Number of accumulation units
Fidelity® VIP International Index Portfolio—Service Class 2
2019(k)	10.00	10.64	1

Fidelity® VIP Mid Cap Portfolio—Service Class 2
2019	30.27	36.64	217
2018	36.15	30.27	285
2017	30.52	36.15	392
2016	27.75	30.52	484
2015	28.70	27.75	654
2014	27.55	28.70	795
2013	20.63	27.55	945
2012	18.33	20.63	1,102
2011	20.92	18.33	1,273
2010	16.56	20.92	1,434

Invesco V.I. American Value Fund—Series II Shares
2019	11.77	14.43	24
2018	13.75	11.77	33
2017	12.76	13.75	45
2016	11.27	12.76	56
2015	12.65	11.27	76
2014	11.76	12.65	69
2013(c)	10.00	11.76	35

Invesco V.I. International Growth Fund—Series II Shares
2019	9.06	11.42	45
2018	10.87	9.06	52
2017	9.02	10.87	44
2016	9.24	9.02	56
2015	9.65	9.24	53
2014(d)	10.00	9.65	17

	Accumulation unit value
	Beginning of period	End of period	Number of accumulation units
Janus Henderson Enterprise Portfolio—Service Shares
2019	9.95	13.21	45
2018	10.19	9.95	45
2017(h)	10.00	10.19	0

Janus Henderson Global Research Portfolio—Service Shares
2019	17.81	22.53	64
2018	19.51	17.81	88
2017	15.67	19.51	132
2016	15.66	15.67	179
2015	16.35	15.66	258
2014	15.53	16.35	260
2013	12.34	15.53	324
2012	10.47	12.34	357
2011	12.39	10.47	391
2010	10.92	12.39	431

MFS® International Intrinsic Value Portfolio—Service Class
2019	10.04	12.40	21
2018	11.32	10.04	16
2017(g)	10.00	11.32	13

MFS® Investors Trust Series—Service Class
2019	24.53	31.64	21
2018	26.48	24.53	27
2017	21.90	26.48	37
2016	20.58	21.90	53
2015	20.95	20.58	53
2014	19.26	20.95	57
2013	14.88	19.26	76
2012	12.74	14.88	94
2011	13.29	12.74	77
2010	12.19	13.29	91

MFS® Research Series—Service Class
2019	27.42	35.73	28
2018	29.26	27.42	34
2017	24.19	29.26	44

	Accumulation unit value
	Beginning of period	End of period	Number of accumulation units
2016	22.69	24.19	54
2015	22.97	22.69	54
2014	21.27	22.97	60
2013	16.39	21.27	78
2012	14.27	16.39	87
2011	14.62	14.27	89
2010	12.87	14.62	101

Morgan Stanley VIF U.S. Real Estate Portfolio—Class II
2019	10.91	12.72	33
2018	12.07	10.91	36
2017	11.94	12.07	60
2016	11.40	11.94	96
2015	11.38	11.40	148
2014	8.95	11.38	236
2013(c)	10.00	8.95	56

Neuberger Berman AMT Mid Cap Growth Portfolio—Class S
2019	29.41	38.28	54
2018	32.02	29.41	75
2017	26.17	32.02	98
2016	25.56	26.17	142
2015	25.76	25.56	205
2014	24.43	25.76	208
2013	18.79	24.43	262
2012	17.06	18.79	301
2011	17.32	17.06	325
2010	13.69	17.32	329

PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)—Advisor Class
2019	11.05	11.61	90
2018	11.02	11.05	82
2017	10.93	11.02	105
2016	10.45	10.93	148

	Accumulation unit value
	Beginning of period	End of period	Number of accumulation units
2015	10.62	10.45	179
2014(d)	10.00	10.62	114

PIMCO VIT Low Duration Portfolio—Advisor Class
2019	9.75	9.95	7
2018	9.89	9.75	14
2017	9.94	9.89	13
2016(f)	10.00	9.94	12

PIMCO VIT Total Return Portfolio—Advisor Class
2019	10.11	10.75	92
2018	10.35	10.11	92
2017	10.05	10.35	107
2016	9.97	10.05	143
2015	10.11	9.97	134
2014(d)	10.00	10.11	60

Victory VIF Diversified Stock Fund—Class A Shares
2019	18.42	23.24	28
2018	21.63	18.42	33
2017	17.40	21.63	53
2016	17.05	17.40	62
2015	17.90	17.05	82
2014	16.53	17.90	136
2013	12.56	16.53	142
2012	11.00	12.56	128
2011	12.01	11.00	161
2010	10.88	12.01	173

(a)	For the period May 1, 2011 (commencement of operations in the Separate Account) through December 31, 2011.
(b)	For the period February 17, 2012 (commencement of operations in the Separate Account) through December 31, 2012.
(c)	For the period May 1, 2013 (commencement of operations in the Separate Account) through December 31, 2013.
(d)	For the period May 1, 2014 (commencement of operations in the Separate Account) through December 31, 2014.
(e)	For the period May 1, 2015 (commencement of operations in the Separate Account) through December 31, 2015.
(f)	For the period May 1, 2016 (commencement of operations in the Separate Account) through December 31, 2016.
(g)	For the period May 1, 2017 (commencement of operations in the Separate Account) through December 31, 2017.
(h)	For the period November 13, 2017 (commencement of operations in the Separate Account) through December 31, 2017.
(i)	For the period May 1, 2018 (commencement of operations in the Separate Account) through December 31, 2018.
(j)	On November 30, 2018, MainStay VP Absolute Return Multi-Strategy merged into MainStay VP IQ Hedge Multi-Strategy.
(k)	For the Period May 1, 2019 (commencement of operations in the Separate Account) through December 31, 2019.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

AND THE SEPARATE ACCOUNT

New York Life Insurance and Annuity Corporation

New York Life Insurance and Annuity Corporation (“NYLIAC”) is a stock life insurance company incorporated in Delaware in 1980. NYLIAC is licensed to sell life, accident and health insurance and annuities in the District of Columbia and all states. In addition to the policies described in this Prospectus, NYLIAC offers life insurance policies and other annuities.

NYLIAC is a wholly-owned subsidiary of New York Life Insurance Company, a mutual life insurance company doing business in New York since 1845. NYLIAC held assets of $174.6 billion at the end of 2019. New York Life Insurance Company has invested in NYLIAC, and will occasionally make additional contributions to NYLIAC in order to maintain capital and surplus in accordance with state requirements. The obligations under the policies are obligations of NYLIAC.

The Separate Account

Separate Account-III was established on November 30, 1994, pursuant to resolutions of the NYLIAC Board of Directors. The Separate Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940. This registration does not signify that the Securities and Exchange Commission supervises the management, or the investment practices or policies, of the Separate Account.

Although the assets of the Separate Account belong to NYLIAC, these assets are held separately from our other assets. The Separate Account’s assets are not chargeable with liabilities incurred in any of NYLIAC’s other business operations (except to the extent that assets in the Separate Account exceed the reserves and other liabilities of the Separate Account). The income, capital gains and capital losses incurred on the assets of the Separate Account are credited to or charged against the assets of the Separate Account, without regard to the income, capital gains or capital losses arising out of any other business NYLIAC may conduct. Therefore, the investment performance of the Separate Account is entirely independent of the investment performance of the Fixed Account, the DCA Advantage Account and any other separate account of NYLIAC.

Separate Account III currently consists of 100 Investment Divisions, some of which may not be available under your policy. The available Investment Divisions are listed on the first and second page of this Prospectus. Premium payments allocated to the Investment Divisions are invested solely in the corresponding Eligible Portfolios of the relevant Fund.

The Portfolios

The assets of each Eligible Portfolio are separate from the others and each such Portfolio has different investment objectives and policies. As a result, each Eligible Portfolio operates as a separate investment fund and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio. You can make or lose money in any of the Investment Divisions. Portfolios described in this Prospectus are different from portfolios that may have similar names but are available directly to the general public. The funds available directly to the general public may have the same adviser, same name, same investment objectives and policies, and substantially similar portfolio securities, but the investment performance may not be the same.

We offer no assurance that any of the Eligible Portfolios will attain their respective stated objectives.

The Funds also may make their shares available to certain other separate accounts funding variable life insurance policies offered by NYLIAC. This is called “mixed funding.” The Funds also may make their shares available to separate accounts of insurance companies unaffiliated with NYLIAC. This is called “shared funding.” Although we do not anticipate any inherent difficulties arising from mixed and shared funding, it is theoretically possible that, due to differences in tax treatment or other considerations, the interests of owners of various policies participating in a certain Fund might at some time be in conflict. In the event that any material conflicts arise from the use of the Funds for mixed and shared funding, we could be required to withdraw from an Eligible Portfolio. For more information about the risks of mixed and shared funding, please refer to the relevant Fund prospectus.

The Funds and Eligible Portfolios offered through this product are selected by NYLIAC based on several criteria, including asset class coverage, the strength of the manager’s reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. An affiliate of NYLIAC manages the Mainstay VP Funds Trust and that was a factor in its selection. Another factor that NYLIAC considers during the selection process is whether the Fund or Eligible Portfolio or an affiliate of the Fund will compensate NYLIAC for providing administrative, marketing, and support services that would otherwise be provided by the Fund, the Fund’s investment adviser, or its distributor.

We may receive payments or compensation from the Funds or their investment advisers, or from other service providers of the Funds (who may be affiliates of NYLIAC) in connection with administration, distribution, and other services we provide with respect to the Eligible Portfolios and their availability through the policies. These payments may be derived, in whole or in part, from the advisory fee charged by the Fund and deducted from Fund assets and/or from “Rule 12b-1” fees charged by the Fund and deducted from Fund assets. These payments are also a factor in our selection of Funds and Eligible Portfolios. NYLIAC may use these payments for any corporate purpose, including payment of expenses that NYLIAC and/or its affiliates incur in promoting, marketing, and administering the policies, and in its role as an intermediary of the Funds. Policyowners, through their indirect investment in the Funds, bear the costs of these fees.

The amounts we receive may be substantial, may vary by Eligible Portfolio, and may depend on how much policy value is invested in the particular Eligible Portfolio or Fund. NYLIAC and its affiliates may profit from these payments. Currently, we receive payments or revenue under various arrangements in amounts up to 0.35% annually of the aggregate net asset value of the shares of some of the Eligible Portfolios held by the Investment Divisions. We also receive compensation under various distribution services arrangements in amounts up to 0.25% annually of the aggregate net asset value of the shares of some of the Eligible Portfolios held by the Investment Divisions. The compensation that your registered representative receives remains the same regardless of which Investment Divisions you choose or the particular arrangements applicable to those Investment Divisions.

Asset Allocation Models

We have elected to discontinue the Asset Allocation Model program. Beginning May 1, 2020, you may not select an Asset Allocation Model or transfer from one Asset Allocation Model to another Asset Allocation Model. If any portion of your Accumulation Value is currently allocated to an Asset Allocation Model, you may continue to allocate all or a portion of your premium payments to such model. We will not reallocate your Accumulation Value or change your premium allocation instructions in response to these changes unless you direct us to do so. If, however, you transfer your entire allocation out of an Asset Allocation Model, you will not be able to transfer back into that model or transfer to any other Asset Allocation Model.

Information for Policyholders Currently Allocated to an Asset Allocation Model

Each Asset Allocation Model was designed to seek to achieve a different investment objective. The Asset Allocation Models are general in nature and are not tailored or personalized for you. The Asset Allocation Models are static but gains and/or losses from the Funds in a model will cause the model’s original percentages to shift. However, amounts allocated to a model will be rebalanced to reflect the model’s original percentages using the policy’s Automatic Asset Reallocation (“AAR”) feature, unless you opted not to have AAR applied to your policy. (See “THE POLICIES-Automatic Asset Reallocation” for more information.)

In addition, the Investment Divisions and allocation percentages for your model could change due to events such as mergers, substitutions, liquidations or closures. We will notify you in writing of any such events and seek your instructions on how you want your Accumulation Value or premium payments reallocated.

If you wish to keep your policy’s Accumulation Value allocated to an Asset Allocation Model, you should consult with your registered representative, who can help you evaluate whether it continues to be suitable and appropriate for you in light of your financial situation, risk tolerance, time horizon and investment objectives. While the Asset Allocation Models can facilitate asset allocation discussions and decisions between you and your registered representative, we have no discretionary authority or control over your investment decisions.

Rebalancing or periodic updating of Asset Allocation Models can cause the Investment Divisions that make up a model to need to undertake efforts to raise cash for money flowing out of the Funds or vice versa. In order to raise cash, those Funds may need to sell assets at prices lower than otherwise expected, which can hurt Fund share prices. Moreover, large outflows of money from the Funds may increase the expenses attributable to the assets remaining in the Funds. These transactions and expenses can adversely affect the performance of the relevant Funds and of the Asset Allocation Models. In addition, these inflows and outflows may cause a Fund to hold a large portion of its assets in cash, which could detract from the achievement of the Fund’s investment objective, particularly in periods of rising market prices. For additional information regarding the risks of investing in a particular Fund, see that Fund’s prospectus.

Asset allocation does not guarantee that your Accumulation Value will increase or protect against losses in a declining market. Tools used to assess your risk tolerance, such as the Client Profile, could be less effective if your circumstances change over time. In addition, an Asset Allocation Model may not perform as intended. Therefore, it may not achieve its investment objective or reduce volatility. When considering whether to remain in an Asset Allocation Model, you should consider your other assets, income and investments in addition to this policy. An Asset Allocation Model may perform better or worse than any single investment option or any other combination of investment options. In addition, the timing of your investment and any rebalancing may affect performance. For additional information regarding the risks of investing in a particular Fund within the Asset Allocation Model, see that Fund’s prospectus.

Conflicts of Interest Relating to the Asset Allocation Models

The most recent Asset Allocation Models were designed on our behalf by an unaffiliated third-party investment adviser, QS Investors, LLC (“QS Investors”), a subsidiary of Legg Mason, Inc. (the “QS Models”). Earlier versions of the models were designed by New York Life Investment Management LLC, an affiliate of NYLIAC and the Investment Advisor to the MainStay VP Funds Trust (the “NYL Models”). You can get information about each of the Asset Allocation Models by contacting your registered representative.

QS Investors received a fee from NYLIAC to design the QS Models. While the QS Models were designed to offer you a convenient way to work with your registered representative in making allocation decisions, you should be aware that QS Investors was subject to competing interests that may have influenced its design of the QS Models. For example, because affiliates of QS Investors advise the Legg Mason Partners Variable Equity Trust (the “Legg Mason Trust”), QS Investors and the Legg Mason Trust may have benefited from including the ClearBridge Variable Appreciation Investment Division in one or more of the QS Models. Payments from NYLIAC to QS Investors to design the QS Models may have also influenced QS Investors in its selection of Investment Divisions affiliated with NYLIAC for inclusion in the models. QS Investors considered many factors in selecting Investment Divisions for the QS Models, including, but not limited to, risk and return profile, prior investment performance and underlying fund fees.

New York Life Investment Management LLC (“New York Life Investments”) was also subject to competing interests that impacted the composition of the QS Models as well as its design of the NYL Models. For example, because New York Life Investments receives fees for advising the MainStay VP Funds Trust, it benefits from the inclusion of a significant percentage of these Investment Divisions in the QS Models and NYL Models. MainStay VP Investment Divisions represent such a significant percentage of the QS Models and the NYL Models because they constitute the majority of Investment Divisions offered with the policy and are prevalent among the low- and moderate-risk Investment Divisions that make up those models.

In addition, New York Life Investments may not have included certain non-proprietary Investment Divisions in the NYL Models because their investment profile (e.g., sector-specific concentration or shifting asset composition) was determined to be incompatible with the risk and return profile of those models. Finally, New York Life Investments may have included Investment Divisions in a NYL Model based on asset class exposure and they may have also been selected over Investment Divisions with better past investment performance or lower fees.

As noted above, we receive payments or compensation from the Funds or their Investment Advisers, or from other service providers of the Funds (who may be affiliates of NYLIAC) in connection with administration, distribution and other services that we provide with respect to the Eligible Portfolios and their availability through the policies. The amount of this revenue and how it is computed varies by Fund, may be significant, and may create conflicts of interest in the design of the QS Models and the NYL Models.

The Eligible Portfolios of the relevant Funds, along with their investment advisers, are listed in the following table:

FUND	INVESTMENT ADVISERS	ELIGIBLE PORTFOLIOS
MainStay VP Funds Trust	New York Life Investment Management LLC	MainStay VP Conservative Allocation MainStay VP Growth Allocation MainStay VP Moderate Allocation MainStay VP Moderate Growth Allocation

	Subadviser: New York Life Investors LLC (“NYL Investors”)	MainStay VP Bond MainStay VP Floating Rate MainStay VP Indexed Bond MainStay VP U.S. Government Money Market

	Subadvisers: IndexIQ Advisors LLC	MainStay VP IQ Hedge Multi-Strategy

	Subadvisers: MacKay Shields LLC (“MacKay”) and NYL Investors	MainStay VP Balanced

Subadviser: MacKay

MainStay VP MacKay Common Stock

MainStay VP MacKay Convertible

MainStay VP MacKay Government

MainStay VP MacKay Growth

MainStay VP MacKay High Yield Corporate Bond

MainStay VP MacKay International Equity

MainStay VP MacKay Mid Cap Core

MainStay VP MacKay S&P 500 Index

MainStay VP MacKay Small Cap Core

MainStay VP MacKay Unconstrained Bond

	Subadvisers: Brown Advisory, LLC and Segall Bryant & Hamill, LLC	MainStay VP Small Cap Growth

	Subadviser: CBRE Clarion Securities, LLC	MainStay VP CBRE Global Infrastructure

	Subadvisers: Candriam Belgium and MacKay	MainStay VP Emerging Markets Equity

	Subadviser: Epoch Investment Partners, Inc. (“Epoch”)	MainStay VP Epoch U.S. Equity Yield

	Subadviser: Janus Capital Management LLC	MainStay VP Janus Henderson Balanced

	Subadviser: FIAM LLC (“FIAM”)	MainStay VP Fidelity Institutional AM® Utilities

	Subadviser: Pacific Investment Management Company LLC	MainStay VP PIMCO Real Return

	Subadviser: T. Rowe Price Associates, Inc.	MainStay VP T. Rowe Price Equity Income

	Subadviser: Mellon Investments Corporation	MainStay VP Mellon Natural Resources

	Subadviser: Winslow Capital Management, Inc.	MainStay VP Winslow Large Cap Growth

	Subadvisers: Epoch and MacKay	MainStay VP Income Builder

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	Invesco Advisers, Inc.	Invesco Oppenheimer V.I. Main Street Small Cap Fund® Invesco V.I. American Value Fund Invesco V.I. International Growth Fund

FUND	INVESTMENT ADVISERS	ELIGIBLE PORTFOLIOS
American Funds Insurance Series®	Capital Research and Management CompanySM (“CRMC”)

American Funds IS Asset Allocation Fund American Funds IS Blue Chip Income and Growth Fund

American Funds IS Global Small Capitalization Fund

American Funds IS Growth Fund

American Funds IS New World Fund®

BlackRock® Variable Series Funds, Inc.	BlackRock Advisors, LLC	BlackRock® Global Allocation V.I. Fund
BlackRock® Variable Series Funds II, Inc.	Subadviser: BlackRock International Limited	BlackRock® High Yield V.I. Fund

BNY Mellon Investment Portfolios	BNY Mellon Investment Adviser, Inc.	BNY Mellon IP Technology Growth Portfolio

Legg Mason Partners Variable Equity Trust	Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	ClearBridge Variable Appreciation Portfolio

Subadviser: QS Investors, LLC

Legg Mason/QS Aggressive Model Portfolio

Legg Mason/QS Moderately Aggressive Model Portfolio

Legg Mason/QS Moderate Model Portfolio

Legg Mason/QS Moderately Conservative Model Portfolio

Legg Mason/QS Conservative Model Portfolio

Columbia Funds Variable Series Trust II	Columbia Management Investment Advisers, LLC Commodity Strategy Subadviser: Threadneedle International Limited	Columbia Variable Portfolio — Commodity Strategy Fund Columbia Variable Portfolio — Emerging Markets Bond Fund
Columbia Funds Variable Insurance Trust		Columbia Variable Portfolio — Small Cap Value Fund

Delaware VIP® Trust	Delaware Management Company	Delaware VIP® Small Cap Value Series

Deutsche DWS Variable Series II	DWS Investment Management Americas Inc. Subadviser: RREEF America LLC	DWS Alternative Asset Allocation VIP

Fidelity® Variable Insurance Products Fund	Fidelity Management and Research Company (“FMR”) Subadvisers: Other investment advisers

Fidelity® VIP ContrafundSM Portfolio

Fidelity® VIP Emerging Markets Portfolio

Fidelity® VIP Equity-Income PortfolioSM

Fidelity® VIP FundsManager® 60% Portfolio

Fidelity® VIP Growth Opportunities Portfolio

Fidelity® VIP Health Care Portfolio

Fidelity® VIP International Index Portfolio

Fidelity® VIP Mid Cap Portfolio

Janus Aspen Series	Janus Capital Management LLC	Janus Henderson Enterprise Portfolio Janus Henderson Global Research Portfolio

MFS® Variable Insurance Trust	Massachusetts Financial Services Company (“MFS”)	MFS® Investors Trust Series MFS® Research Series

MFS® Variable Insurance Trust II		MFS® International Intrinsic Value Portfolio

MFS® Variable Insurance Trust III		MFS® Mid Cap Value Portfolio

Morgan Stanley Variable Insurance Fund, Inc.	Morgan Stanley Investment Management Inc.	Morgan Stanley VIF U.S. Real Estate Portfolio

Neuberger Berman Advisers Management Trust	Neuberger Berman Investment Advisers LLC	Neuberger Berman AMT Mid Cap Growth Portfolio

PIMCO Variable Insurance Trust	Pacific Investment Management Company LLC (“PIMCO”)	PIMCO VIT Income Portfolio PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged) PIMCO VIT Low Duration Portfolio PIMCO VIT Total Return Portfolio

Victory Variable Insurance Funds	Victory Capital Management Inc.	Victory VIF Diversified Stock Fund

Please refer to the accompanying prospectuses of the respective Funds for a complete description of the Funds, the investment advisers, the sub-advisers, and the Portfolios. The Funds’ prospectuses should be read carefully before any decision is made concerning the allocation of premium payments to an Investment Division corresponding to an Eligible Portfolio.

NYLIAC does not provide investment advice and does not recommend or endorse any Eligible Portfolio or Portfolios. NYLIAC is not responsible for choosing the Investment Divisions or the amounts allocated to each. You are responsible for determining that these decisions are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Decisions regarding investment allocations should be carefully considered. You bear the risk of any decline in the value of your policy resulting from the performance of the Portfolios you have chosen.

You should consult with your registered representative to determine which combination of investment options is most appropriate for you, and periodically review your choices.

Certain portfolios, generally referred to as “funds of funds” or “master-feeder arrangements,” may invest all or substantially all their assets in portfolios of other funds. In such case, you will indirectly pay fees and expenses at both portfolio levels, which would reduce your investment return.

Hedging strategies may be employed by certain portfolios to attempt to provide downside protection during sharp downward movements in equity markets. The cost of these strategies could limit the upside participation of the portfolio in rising equity markets relative to other portfolios.

So-called “alternative” investment strategies may also be used by certain portfolios, which may involve non-traditional asset classes. These alternative investment strategies may be riskier than more traditional investment strategies and may involve leverage or use complex hedging techniques, such as options and derivatives. These may offer potential diversification benefits beyond traditional investment strategies.

Investment decisions should be based on a thorough investigation of all the information regarding the Eligible Portfolios that are available to you, including each Fund’s prospectus, statement of additional information, and annual and semi-annual reports. Other sources, such as the Fund’s website or newspapers and financial and other magazines, provide more current information, including information about any regulatory actions or investigations relating to a Fund or Eligible Portfolio. After you select Investment Divisions or an available Asset Allocation Model for your initial premium, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

Money Market Fund Fees and Gates

The SEC has adopted rules that provide that all money market funds can impose liquidity fees and/or suspend redemptions under certain circumstances. The liquidity fees can be up to 2% of the amount redeemed, and the suspensions of redemptions (redemption “gates”) can last for ten (10) business days. Money market funds can impose these fees and gates (which could be applied to all policy transfers, surrenders, withdrawals and benefit payments from that portfolio) based on the liquidity of the fund’s assets and other factors.

All types of money market funds can impose these fees and gates, but government money market funds (that invest at least 99.5% of their assets in cash, U.S. government securities and/or repurchase agreements that are secured by cash or government securities) are less likely to impose fees and gates. Nevertheless, there remains a possibility that a government money market fund such as the MainStay VP U.S. Government Money Market Portfolio could impose such fees and gates, which could be applied to all policy transfers, surrenders, withdrawals and benefit payments from the portfolio.

The Legg Mason/QS Model Portfolios - Conflicts of Interest

The Legg Mason/QS Model Portfolio Funds (the “Model Portfolios”) were created on our behalf by an unaffiliated third-party investment adviser, Legg Mason Partners Fund Advisor, LLC (“LMPFA”), a subsidiary of Legg Mason, Inc., for the exclusive use of NYLIAC’s variable annuity and variable life insurance policyholders. Each Model Portfolio, itself an Eligible Portfolio, will actively invest in multiple other funds of various asset classes and strategies (the “Underlying Funds”), to seek to achieve a different investment objective depending on the risk tolerance for the particular Model Portfolio.

The Underlying Funds available to the Model Portfolios for investment are comprised entirely of the initial class or similar shares of the Eligible Portfolios available under your policy, except for (i) Eligible Portfolios that are themselves, funds of funds, and (ii) Eligible Portfolios that did not agree to sell their shares to the Model Portfolios.

LMPFA’s affiliated subadviser, QS Investors, LLC (“QS Investors”) selected the initial composition of each Model Portfolio. Thereafter, QS Investors will manage the Model Portfolios, evaluating assets on a frequent basis and making changes to the investments of the Model Portfolios as deemed necessary. To the extent that NYLIAC adds, deletes, closes or substitutes the Eligible Portfolios available under your policy, the composition of the Underlying Funds available to the Model Portfolios for investment will likewise change. LMPFA and QS Investors have sole discretion relating to investment by the Model Portfolios in the Underlying Funds. Neither NYLIAC, nor its parent company, affiliates or subsidiaries have input into the investment decisions of LMPFA and/or QS Investors. For additional information regarding the risks of investing in a Model Portfolio, see that Model Portfolio’s prospectus.

For providing certain administrative support to LMPFA and QS Investors, Legg Mason Investor Services, LLC, the distributor of the Model Portfolios, compensates NYLIAC based on the aggregate net asset value of the shares of the Model Portfolios held by the Separate Account and other NYLIAC separate accounts (the “NYLIAC Separate Accounts”). NYLIAC also receives Rule 12b-1 fees, which are deducted from the assets of certain share classes of the Model Portfolios. For administrative services that NYLIAC performs with respect to NYLIAC Separate Account assets invested in the Model Portfolios and allocated to the Underlying Funds, NYLIAC receives compensation from the Underlying Funds or their investment advisers, or from other service providers of the Underlying Funds based on the aggregate net asset value of the Underlying Fund shares held by the Model Portfolios and attributable to investment by the NYLIAC Separate Accounts. The fees paid by the Underlying Funds for such services are paid at the same annual rate and fee schedule as the fees paid by the Underlying Funds for administrative services with respect to net assets of the Eligible Portfolios held directly by the NYLIAC Separate Accounts. See “NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION AND THE SEPARATE ACCOUNT - The Portfolios” for more information about these payments.

These payments are a factor in our selection of the Eligible Portfolios, which in turn, are available to the Model Portfolios for investment. Policyowners, through their direct investment in the Model Portfolios and their indirect investment in the Underlying Funds, bear the costs of these fees. However, only LMPFA and QS Investors will determine the portion of the Model Portfolios’ assets, if any, that are invested in particular Underlying Funds. LMPFA and QS Investors receive no payments from the Underlying Funds in connection with an investment by the Model Portfolios (except to the extent described below), nor do they know the terms of the payment arrangements (if any) between the Underlying Funds and NYLIAC.

LMPFA and QS Investors are also subject to competing interests that may influence their investment decisions with respect to the Model Portfolios. For example, LMPFA is the investment adviser for both the Model Portfolios and for the ClearBridge Variable Appreciation Portfolio, one of the available Underlying Funds, and receives a management fee from that fund. LMPFA and QS Investors, therefore, have an incentive to allocate a greater portion of a Model Portfolio’s assets to the ClearBridge Variable Appreciation Portfolio rather than to unaffiliated funds.

As noted above, we receive payments or compensation from the Underlying Funds or their Investment Advisers, or from other service providers of the Underlying Funds (who may be affiliates of NYLIAC) in connection with administration, distribution and other services that we provide with respect to such Underlying Fund and their availability through the Model Portfolios. The amount of this revenue and how it is computed varies by each Underlying Fund, may be significant, and may create conflicts of interest in the selection of the Eligible Portfolios that are available to the Model Portfolios for investment.

Additions, Deletions, or Substitutions of Investments

NYLIAC retains the right, subject to any applicable law, to make additions to, deletions from, or substitutions for, the Eligible Portfolio shares held by any Investment Division. NYLIAC reserves the right to eliminate the shares of any of the Eligible Portfolios and to substitute shares of another portfolio of a Fund, or of another registered open-end management investment company. We may do this if the shares of the Eligible Portfolios are no longer available for investment or if we believe investment in any Eligible Portfolio would become inappropriate in view of the purposes of the Separate Account, which is to serve as the funding vehicle for the Policy and certain other variable annuity policies issued by NYLIAC. An investment in an Eligible Portfolio could become inappropriate if, for example, that Eligible Portfolio performs poorly, undergoes a significant management change, or changes its investment objective or investment policies such that they are no longer consistent with the purposes of the policies funded by the Separate Account.

To the extent required by law, we will not make substitutions of shares attributable to your interest in an Investment Division until you have been notified of the change. This does not prevent the Separate Account from purchasing other securities for other series or classes of policies, or from processing a conversion between series or classes of policies on the basis of requests made by policyowners.

We may establish new Investment Divisions when we determine, in our sole discretion, that marketing, tax, investment, or other conditions so warrant. We will make any new Investment Divisions available to existing policyowners on a basis we determine. We may also eliminate one or more Investment Divisions, if we determine, in our sole discretion, that marketing, tax, investment, or other conditions warrant. Please note that any such changes could affect the performance of the Asset Allocation Models.

In the event of any substitution or change, NYLIAC may, by appropriate endorsement, change the policies to reflect such substitution or change. We also reserve the right to: (a) operate the Separate Account as a management company under the Investment Company Act of 1940, (b) deregister it under such Act in the event such registration is no longer required, (c) combine it with one or more other separate accounts, and (d) restrict or eliminate the voting rights of persons having voting rights as to the Separate Account as permitted by law.

Reinvestment

We automatically reinvest all dividends and capital gain distributions from Eligible Portfolios in shares of the distributing Portfolio at their net asset value on the payable date.

THE POLICIES

This is a flexible premium policy, which means additional premium payments can be made. The policy is issued on the lives of individual Annuitants. For single premium policies, this section is modified as indicated in Appendix 1 of this Prospectus.

The policies are variable. This means that the Accumulation Value will fluctuate based on the investment experience of the Investment Divisions or available Asset Allocation Model you select, as well as the interest credited on the Fixed Account Accumulation Value and the DCA Advantage Account Accumulation Value. NYLIAC does not guarantee the investment performance of the Separate Account or of the Eligible Portfolios. You bear the entire investment risk with respect to amounts allocated to the Investment Divisions of the Separate Account or an Asset Allocation Model. We offer no assurance that the investment objectives of the Investment Divisions or an Asset Allocation Model will be achieved. Accordingly, amounts allocated to the Investment Divisions of the Separate Account or an Asset Allocation Model are subject to the risks inherent in the securities markets and, specifically, to price fluctuations in the Eligible Portfolios’ investments.

As the Owner of the policy, you have the right to (a) change a revocable Beneficiary, (b) name a new Owner (on Non-Qualified Policies only), (c) receive Income Payments, (d) name a Payee to receive Income Payments, and (e) transfer funds among the Investment Divisions. You cannot lose these rights. However, all rights of ownership cease upon your death.

The current policyowner of a Non-Qualified Policy has the right to transfer ownership to another person(s) or entity. To transfer ownership, the policyowner must complete our approved “Transfer of Ownership” form in effect at the time of the request. This change will take effect as of the date you signed the form, subject to any payment we made or other action We took before recording the change. Federal law requires all financial institutions to obtain, verify, and record information that identifies each person or entity that becomes the Owner of an existing policy. This means the new policyowner(s) will be required to provide their name, address, date of birth, and other identifying information. To complete a transfer of ownership, the new policyowner(s) may also be required to submit financial and suitability information.

Certain provisions of the policies may be different than the general description in this Prospectus, and certain riders and options may not be available, because of legal requirements or restrictions in your state. See your policy for specific variations because any such state variations will be included in your policy or in riders or endorsements attached to your policy. See your registered representative or contact us for specific information that may be applicable to your state.

Selecting the Variable Annuity That’s Right for You

In addition to the policies described in this Prospectus, we offer other variable annuities, each having different features, fees, and charges. Your registered representative can help you decide which is best for you based on your individual circumstances, time horizon, and policy feature preferences.

The availability of optional policy features may increase the cost of the policy. Therefore, when selecting a policy, you should consider what policy features you plan to use within your variable annuity. You should also consider the different surrender charge period associated with each policy in light of the length of time you plan to hold your policy (i.e., your time horizon). If you intend to make multiple contributions to your policy over time, you may want to consider a surrender charge period that is based on the Policy Date. If you intend to make a single contribution or limited contributions over time, you may want to consider a policy with a surrender charge period that is based on each premium payment. In addition to the surrender charges, you should also evaluate the available policy features and the different fees associated with each of the features and of the policy.

You should consider the investment objectives, risks, charges and expenses of an investment carefully before investing. Both the product and underlying fund prospectuses contain this and other information about the variable annuities and underlying investment options. Your registered representative can provide you with prospectuses for one or more of these variable annuities and the underlying funds. Please read the prospectuses carefully before investing.

Qualified and Non-Qualified Policies

We designed the policies primarily for the accumulation of retirement savings, and to provide income at a future date. We issue both Qualified and Non-Qualified Policies. Both types of policies offer tax-deferred accumulation. Non-Qualified Policies provide for retirement income other than through a tax-qualified plan. Qualified Policies are for use with any one of the tax-qualified plans listed below.

(1)

TSAs purchased by employees of certain tax-exempt organizations and certain state-supported educational institutions, in each case in accordance with the employer’s plan document and/or applicable tax requirements

(see FEDERAL TAX MATTERS—Qualified Policies—Important Information Regarding Final Code Section 403 (b) Regulations). We will no longer be accepting contributions for policies issued in connection with ERISA 403(b) plans;

(2)	Section 408 or 408A Individual Retirement Annuities (IRAs), including: Roth IRAs, Inherited IRAs, SEP and SIMPLE IRAs.

Please see “FEDERAL TAX MATTERS” for a detailed description of these plans.

If you are considering the purchase of a Qualified Policy or a Non-Qualified Policy to fund another type of tax-qualified retirement plan, such as a plan qualifying under Section 401(a) of the Code, you should be aware that this policy will fund a retirement plan that already provides tax deferral under the Code and there are fees and charges in an annuity that may not be included in other types of investments. Therefore, the tax deferral of the annuity does not provide additional benefits. However, this annuity is designed to provide certain payment guarantees and features other than tax deferral, some of which may not be available in other investments. These additional features and benefits include:

•	A guaranteed death benefit, as explained in this prospectus.

•	The option for you to receive a guaranteed stream of Income Payments for life after you have owned the policy for one year.

•	A Fixed Account that features a guaranteed fixed interest rate.

•	An optional Interest Sweep feature that automatically transfers interest earned on monies in the Fixed Account to Investment Divisions offered under the policy.

•	The flexibility to easily transfer money among Investment Divisions in the annuity managed by different investment managers and to have your investment mix automatically rebalanced periodically.

These features are explained in detail in this prospectus. You should purchase this annuity with tax-qualified money because of the additional features the annuity provides and not for the tax deferral to which the tax-qualified plan is already entitled. You should consult with your tax or legal adviser to determine if the policy is suitable for your tax qualified plan.

Policy Application and Premium Payments

To purchase a policy, you must complete an application (acceptance of applications is subject to NYLIAC’s rules and we reserve the right to reject any application). The application is sent by your registered representative to NYLIAC’s Cleveland or Dallas Service Center with your initial premium payment. (Initial premium payments received in connection with 1035 exchanges, rollovers and TSAs must be sent to either the Cleveland or Dallas Service Center, or one of the addresses noted in Question 18 of this prospectus.) If the application is in Good Order, we will credit the initial premium payment to the Allocation Options you have selected within two Business Days after receipt at the Cleveland or Dallas Service Center. (Or, in the case of initial premium payments received in connection with 1035 exchanges, rollovers and TSAs, at the Cleveland or Dallas Service Centers or at one of the addresses noted in Question 18 of this Prospectus.) If we cannot credit the initial premium payment within five Business Days after we receive it because the application is incomplete or inaccurate, we will contact you and explain the reason for the delay. Unless you consent to NYLIAC’s retaining the initial premium payment and crediting it as soon as the necessary requirements are fulfilled, we will refund the initial premium payment immediately. This product is no longer available for new sales.

Acceptance of applications is subject to NYLIAC’s rules. We reserve the right to reject any application or initial premium payment. Generally, only one policyowner is named. If we issue a jointly owned policy, ownership rights and privileges under the policy must be exercised jointly and benefits under the policy will be paid upon the death of any joint owner.

You may allocate premium payments in up to 18 Investment Divisions, some of which may not be available under your policy, the Asset Allocation Models, as well as the DCA Advantage Account and the Fixed Account. If in Good Order, we will credit subsequent premium payments to the policy at the close of the Business Day on which they are received by NYLIAC. You may increase or decrease the percentages of the premium payments (which must be in whole number percentages) allocated to each Allocation Option or the DCA Advantage Account at the time a premium payment is made.

You may make additional premium payments of at least $2,000 or such lower amount as we may permit at any time. Additional premium payments can be made until 12 months after you or the Annuitant reach(es) age 80. The currently available methods of payment are direct payments to NYLIAC or any other method agreed to by us. You may make additional premium payments at any time before the Annuity Commencement Date and while you and the Annuitant are living. The maximum aggregate amount of premium payments we accept without prior approval is $1,000,000. NYLIAC reserves the right to limit the dollar amount of any premium payment. You must allocate a minimum of $5,000 to the DCA Advantage Account.

For Qualified Policies, you may not make premium payments in any Policy Year that exceed the amount permitted by the plan or applicable law. For Inherited IRAs, additional premium payments are not permitted.

Acceptance of premium payments is subject to our Suitability Standards.

Tax-Free Section 1035 Exchanges

Subject to certain restrictions, you can make a tax-free exchange under Section 1035 of the Code of all or a portion of one annuity contract, or all of a life insurance policy for an annuity contract. Section 1035 also provides that an annuity contract may be exchanged in a tax-free transaction for a long-term care insurance policy. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange a life insurance policy or annuity contract for the Contract described in this Prospectus:

•	you might have to pay a withdrawal charge on your previous contract,

•	there will be a new withdrawal charge period for this Contract,

•	other charges under this Contract may be higher (or lower),

•	the benefits may be different,

•	you will no longer have access to any benefits from your previous contract (or the benefits may be different), and

•	access to your cash value following a partial exchange may be subject to tax-related limitations.

If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax, including a 10% federal penalty tax, on the exchange. You should not exchange an existing life insurance policy or another annuity contract for this Contract unless you determine that the exchange is in your best interest. New York Life may accept electronically transmitted instructions from your registered representative or from another insurance carrier for the purpose of effecting a 1035 exchange. If you contemplate such an exchange, you should consult a tax advisor to discuss the potential tax effects of such a transaction.

Payments Returned for Insufficient Funds

If your premium payment is returned for insufficient funds, we reserve the right to reverse your allocation(s) and charge you a $20 fee for each returned payment. In addition, a Fund may also redeem shares to cover any losses it incurs as result of a returned payment. If a payment is returned for insufficient funds for two consecutive periods, the privileges to pay by check or electronically will be suspended until VPSC receives a written request to reinstate it in Good Order at one of the addresses noted in Question 16 of this prospectus, and we agree.

Credit

We will apply a Credit to your Accumulation Value at the time of each premium payment (for single premium policies, “Credit” is modified in Appendix 1 of this Prospectus). The Credit is calculated as a percentage of each premium payment. The percentage will depend on the Credit Rate schedule then in effect, and will never be less than 2.00%. The Credit Rate applicable to a premium payment varies, depending on the total amount of premium payments received under the policy (“Total Accumulated Premiums”). Withdrawals will not reduce Total Accumulated Premiums. In addition, if we receive more than one premium payment within 180 days of the Policy Date, we will adjust the Credits applied to such payments using the Credit Rate applicable to the later payment(s) made during that period. We will apply any additional Credit amounts resulting from such adjustments as of the date we receive the later premium payment.

As of the date of this prospectus, the Credit Rate schedule is as follows:

Total Accumulated Premiums			Credit Rate
at least	less than
Minimum	$500,000		3.00%

$500,000	Unlimited	*	4.00%

*	Total Accumulated Premiums in excess of $1,000,000 are subject to prior approval. (See “POLICY APPLICATION AND PREMIUM PAYMENTS.”)

With notice to you, in our sole discretion, we may change both the Credit Rates and the Total Accumulated Premium brackets applicable to future premium payments under your policy. Subsequent premium payments will receive the Credit Rate then in effect for the applicable bracket. In setting the Credit Rates and associated brackets, NYLIAC will consider fixed and variable expenses incurred in policy issue, servicing and maintenance, the average length of time that policies issued remain in force along with the mortality experience of those policies, and NYLIAC’s competitive position in the market place.

We will deduct the amount of the Credit from the amount returned to you if you cancel your policy. (See “YOUR RIGHT TO CANCEL (“FREE LOOK”).”) Also, in states where permitted, we may deduct from the death benefit proceeds any Credit applied within the 12 months immediately preceding the date of death of the owner or Annuitant. (See “DEATH BEFORE ANNUITY COMMENCEMENT.”)

Credits are allocated to the same Allocation Options based on the same percentages used to allocate your premium payments. We do not consider Credits to be premium payments for purposes of any discussion in this prospectus. Credits are also not considered to be your investment in the policy for tax purposes.

Fees and charges for a policy with a Credit may be higher than those for other policies. For example, we use a portion of the surrender charge and Separate Account charge to help recover the cost of providing the Credit under the policy. (See “CHARGES AND DEDUCTIONS” and “SELECTING THE VARIABLE ANNUITY THAT’S RIGHT FOR YOU.”) Over time, the amount of the Credit may be more than offset by those higher charges. We expect to make a profit from those charges.

There may be circumstances in which the purchase of a New York Life Premium Plus Variable Annuity or a New York Life Premium Plus II Variable Annuity is less advantageous than the purchase of another New York Life variable annuity which might have lower fees but no Credit. This may be the case, for example, if you intend to make fewer and/or smaller premium payments into the policy, or if you anticipate retaining the policy for a significant time beyond the surrender charge period. Under certain circumstances (such as a period of poor market performance), the fees and charges associated with the Credit may exceed the sum of the Credit and any related earnings. You should consider this possibility before purchasing the policy.

Your Right to Cancel (“Free Look”)

The policies are no longer available for new sales. When you purchased your policy, you had the right to cancel the policy within 10 days of delivery of the policy or such longer period as required under state law. To cancel your policy, you must return it and/or provide a written request for cancellation to VPSC at one of the addresses listed in question 15 of this Prospectus or to the registered representative through whom you purchased it. Except in states where you were entitled by law to receive the total of premium payments less any prior partial withdrawals, we would have promptly returned the Accumulation Value calculated as of the Business Day that either the registered representative through whom you purchased the policy or VPSC received the policy along with a written request for cancellation in Good Order, less the Credit, but without any deduction for premium taxes or a surrender charge. We set forth the Free Look provision in your policy.

If you are entitled to receive the total of premium payments less any prior withdrawals, but your Accumulation Value is higher than that amount as of the date your written request for cancellation is received in Good Order, we will return the Accumulation Value, calculated as set forth above and subject to the deductions noted above.

Issue Ages

To purchase a Non-Qualified Policy, you and the Annuitant must not be older than age 75 (oldest Owner, if the policy is jointly owned). We will accept additional premium payments until 12 months after either you or the Annuitant reaches the age of 80.

For IRA, Roth IRA, SIMPLE IRA, TSA and SEP plans, you must also be the Annuitant. We can issue Qualified Policies if the Owner/Annuitant is between the ages of 18 and 75, (between 0 and 75 for Inherited IRAs). We will accept additional premium payments until 12 months after the Owner/Annuitant reaches the age of 80, unless otherwise limited by the terms of a particular plan.

Transfers

You may transfer amounts between Investment Divisions of the Separate Account, an available Asset Allocation Model or to the Fixed Account any time prior 30 days before the Annuity Commencement Date. You may not make transfers into the DCA Advantage Account. Transfers made from the DCA Advantage Account to the Investment Divisions or an available Asset Allocation Model are subject to different limitations (See “THE DCA ADVANTAGE ACCOUNT.”) Except in connection with transfers made pursuant to traditional Dollar Cost Averaging, Automatic Asset Reallocation, Interest Sweep, and the DCA Advantage Account, the minimum amount that you may transfer from one Investment Division to other Investment Divisions, an available Asset Allocation Model or to the Fixed Account, is $500. Except for the traditional Dollar Cost Averaging, Automatic Asset Reallocation and Interest Sweep options, and the DCA Advantage Account, if the value of the remaining Accumulation Units in an Investment Division or Fixed Account would be less than $500 after you make a transfer, we will transfer the entire value unless NYLIAC in its discretion determines otherwise. The amount(s) transferred to other Investment Divisions must be a minimum of $25 for each Investment Division.

Currently, we do not charge for transfers under the policy. However, we reserve the right to charge for each transfer after the first 12 in a given Policy Year, subject to any applicable state insurance law requirements. Any transfer into or out of an available Asset Allocation Model counts as one transfer. Any transfer made in connection with traditional Dollar Cost Averaging, Automatic Asset Reallocation, Interest Sweep and the DCA Advantage Account will not count as a transfer toward the twelve transfer limit. You may make transfers from the Fixed Account to the Investment Divisions in connection with the Interest Sweep option and in certain other situations. (See “THE FIXED ACCOUNT.”)

You can request a transfer by any of the three methods listed below. Transfer requests are subject to limitations and must be made in accordance with our established procedures. (See “Online Service at www.newyorklife.com.”)

•	submit your request in writing on a form we approve to VPSC at one of the addresses listed in Question 16 of this prospectus (or any other address we indicate to you in writing);

•	speak to a Customer Service Representative at 800-598-2019 on Business Days between the hours of 9:00 a.m. and 6:00 p.m. (Eastern Time); or

•	make your request through www.newyorklife.com.

We do not currently accept faxed or e-mailed transfer requests, however, we reserve the right to accept them at our discretion. NYLIAC is not liable for any loss, cost or expense for action based on telephone or electronic instructions which are believed to be genuine in accordance with these procedures. Transfer requests received after the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time or received on a non-Business Day, will be priced as of the next Business Day.

Limits on Transfers

Procedures Designed to Limit Potentially Harmful Transfers—This policy is not intended as a vehicle for market timing. Accordingly, your ability to make transfers under the policy is subject to limitation if we determine, in our sole opinion, that the exercise of that privilege may disadvantage or potentially hurt the rights or interests of other policyowners.

Any modification of the transfer privilege could be applied to transfers to or from some or all of the Investment Divisions. If not expressly prohibited by the policy, we may, for example:

•	reject a transfer request from you or from any person acting on your behalf;

•	restrict the method of making a transfer;

•	charge you for any redemption fee imposed by an underlying fund; or

•	limit the dollar amount, frequency, or number of transfers.

Currently, if you or someone acting on your behalf requests by telephone and/or electronically transfers into or out of one or more Investment Divisions or an available Asset Allocation Model on three or more days within any 60-day period, we will send you a letter notifying you that the transfer limitation has been exceeded. If we receive an additional transfer request that would result in transfers into or out of one or more Investment Divisions or an Asset Allocation Model on three or more days within any 60-day period, we will process the transfer request. Thereafter, we will immediately suspend your ability to make transfers electronically and by telephone, regardless of whether you have received the warning letter. All subsequent transfer requests for your policy must then be made in writing through the U.S. mail or an overnight courier and received by VPSC at one of the addresses listed in Question 16 of this Prospectus. We will provide you with written notice when we take this action.

We currently do not include the following transfers in these limitations, although we reserve the right to include them in the future: transfers to and from the Fixed Account, the first transfer out of the MainStay VP U.S. Government Money

Market Investment Division within six months of the issuance of a policy, and transfers made pursuant to the Dollar Cost Averaging programs, Automatic Asset Reallocation, and Interest Sweep options.

We may change these limitations or restrictions or add new ones at any time without prior notice; your policy will be subject to these changes regardless of the issue date of your policy. All transfers are subject to the limits set forth in this Prospectus in effect on the date of the transfer request, regardless of when your policy was issued. Note, also, that any applicable transfer rules, either as indicated above or that we may utilize in the future, will be applied even if we cannot identify any specific harmful effect from any particular transfer.

We apply our limits on transfers procedures to all owners of this policy without exception.

Orders for the purchase of Fund portfolio shares are subject to acceptance by the relevant Fund. We will reject or reverse, without prior notice, any transfer request into an Investment Division if the purchase of shares in the corresponding Fund portfolio is not accepted by the Fund for any reason. For transfers into multiple Investment Divisions, and/or an available Asset Allocation Model the entire transfer request will be rejected or reversed if any part of it is not accepted by any one of the Funds. We will provide you with written notice of any transfer request we reject or reverse. You should read the Fund prospectuses for more details regarding their ability to refuse or restrict purchases or redemptions of their shares. In addition, a Fund may require us to share specific policyowner transactional data with them, such as taxpayer identification numbers and transfer information.

Risks Associated with Potentially Harmful Transfers—Our procedures are designed to limit potentially harmful transfers. However, we cannot guarantee that our procedures will be effective in detecting and preventing all transfer activity that could disadvantage or potentially hurt the rights or interests of other policyowners. The risks described below apply to policyowners and other persons having material rights under the policies.

•

We do not currently impose redemption fees on transfers or expressly limit the number or size of transfers in a given period. Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than our procedures in deterring or preventing potentially harmful transfer activity.

•	Our ability to detect and deter potentially harmful transfer activity may be limited by policy provisions.

(1) The underlying fund portfolios may have adopted their own policies and procedures with respect to trading of their respective shares. The prospectuses for the underlying fund portfolios, in effect at the time of any trade, describe any such policies and procedures. The trading policies and procedures of an underlying fund portfolio may vary from ours and be more or less effective at preventing harm. Accordingly, the sole protection you may have against potentially harmful frequent transfers is the protection provided by the procedures described herein.

(2) The purchase and redemption orders received by the underlying fund portfolios reflect the aggregation and netting of multiple orders from owners of this policy and other variable policies issued by us. The nature of these combined orders may limit the underlying fund portfolios’ ability to apply their respective trading policies and procedures. In addition, if an underlying fund portfolio believes that a combined order we submit may reflect one or more transfer requests from owners engaged in potentially harmful transfer activity, the underlying fund portfolio may reject the entire order and thereby prevent us from implementing any transfers that day. We do not generally expect this to happen. Alternatively, Funds may request information on individual policyowner transactions and may impose restrictions on individual policyowner transfer activity.

•

Other insurance companies that invest in the Fund portfolios underlying this policy, may have adopted their own policies and procedures to detect and prevent potentially harmful transfer activity. The policies and procedures of other insurance companies may vary from ours and be more or less effective at preventing harm. If their policies and procedures fail to successfully discourage potentially harmful transfer activity, there could be a negative effect on the owners of all of the variable policies, including ours, whose Investment Divisions correspond to the affected underlying fund portfolios.

•	Potentially harmful transfer activity could result in reduced performance results for one or more Investment Divisions, due to among other things:

(1)	an adverse effect on portfolio management, such as:

a)	impeding a portfolio manager’s ability to sustain an investment objective;

b)	causing the underlying fund portfolio to maintain a higher level of cash than would otherwise be the case; or

c)	causing an underlying fund portfolio to liquidate investments prematurely (or at an otherwise inopportune time) in order to pay withdrawals or transfers out of the underlying fund portfolio.

(2)	increased administrative and Fund brokerage expenses.

(3)

dilution of the interests of long-term investors in an Investment Division if purchases or redemptions into or out of an underlying fund portfolio are made when, and if, the underlying fund portfolio’s investments do not reflect an accurate value (sometimes referred to as “time-zone arbitrage” and “liquidity arbitrage”).

Speculative Investing

Do not purchase the policy if you plan to use it, or any of its riders, for speculation, arbitrage, viatication or any other type of collective investment scheme. Your policy may not be traded on any stock exchange or secondary market. By purchasing the policy, you represent and warrant that you are not using the policy, or any of its riders, for speculation, arbitrage, viatication or any other type of collective investment scheme.

Online Service at www.newyorklife.com

The online service at www.newyorklife.com enables you to sign-up to receive future prospectuses and policyowner annual and semi-annual reports electronically for your policy online at www.newyorklife.com. Electronic delivery is not available for policies that are owned by corporations, trusts or organizations at this time.

Through www.newyorklife.com you can get up-to-date information about your policy and request fund transfers, allocation changes and partial withdrawals. Policies that are jointly owned may not request transactions through www.newyorklife.com. We may revoke online service for certain policyowners (see “THE POLICIES-Limits on Transfers”).

In order to obtain policy information online at www.newyorklife.com, you are required to register for access. You will be required to register a unique User Name and Password to gain access. On www.newyorklife.com you can, among other things, access policy values, change your address, download service forms, view policy statements, and submit policy transactions.

We will use reasonable procedures to make sure that the instructions we receive through www.newyorklife.com are genuine. We are not responsible for any loss, cost, or expense for any actions we take based on instructions received online at www.newyorklife.com that we believe are genuine. We will confirm all transactions in writing.

Financial requests received after 4:00 p.m. (Eastern Time) or on non Business Days will be processed as of the next Business Day.

Currently, online service at www.newyorklife.com is open Monday through Friday, from 6 a.m. until 4 a.m., Saturday, from 6 a.m. until 2 a.m. and Sunday from 7 a.m. until 1 a.m. (Eastern Time).

After login at www.newyorklife.com, you can:

•	e-mail your registered representative or VPSC;

•	obtain current policy values;

•	transfer assets between Investment Divisions;

•	request partial withdrawals;

•	change the allocation of future premium payments;

•	reset your password;

•	change your address;

•	download service forms;

•	view and download policy statements;

•	establish a new or modify an existing Automatic Asset Reallocation arrangement;

•	change your phone number or e-mail address;

•	view and update beneficiary information;

•	update your Client Profile; and

•	enroll in electronic delivery of select policy materials.

We make the online service at www.newyorklife.com available at our discretion. In addition, availability of online service may temporarily be interrupted at certain times. We do not assume responsibility for any loss while online service at www.newyorklife.com is unavailable. If you are experiencing problems, you can send service requests to us at one of the addresses listed in Question 16 of this Prospectus.

Information System Failures and Cybersecurity Risks

We rely on technology, including digital communications and data storage networks and systems, to conduct our variable product business activities. Because our business, including our variable product business, is highly dependent upon the effective operation of our computer systems (including online service at www.newyorklife.com, and other systems) and those of our service providers and business partners, our business is vulnerable to disruptions from utility outages and susceptible to operational and information security risks resulting from information system failures and cyber-attacks. These risks also apply to other insurance and financial services companies and businesses. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption, and unauthorized use, abuse and/or release of confidential customer information. We have established administrative and technical controls and cybersecurity plans, including a business continuity plan, to identify and protect our operations against system failures and cybersecurity breaches. Despite these controls and plans, systems failures and cyber-attacks affecting New York Life Insurance Company and any of its affiliates and other affiliated or unaffiliated third-party administrators, underlying funds, intermediaries and other service providers and business partners may have a material, negative impact on us and your policy Accumulation Value. For instance, system failures and cyber-attacks may (i) interfere with our processing of policy transactions (including surrenders, withdrawals, loans and transfers) and the processing of orders from www.newyorklife.com, or with the underlying funds or cause other operations issues; (ii) impact our ability to calculate Accumulation Unit Values and your policy’s Accumulation Values; (iii) cause the release, loss and/or possible destruction of confidential customer and/or business information; (iv) subject us and/or our service providers, business partners and intermediaries to regulatory fines, litigation and financial losses and/or cause us reputational damage. System failures and cybersecurity breaches may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your policy to lose value. There can be no assurance that we, or the underlying funds or our service providers and business partners, will be able to avoid these risks at all times or avoid losses affecting your policy due to information systems failures or cyber-attacks.

Risks Affecting our Administration of Your Policy

NYLIAC’s business activity and operations, and/or the activities and operations of our service providers and business partners, are subject to certain risks, including, those resulting from information systems failures, cyber-attack, or current or future outbreaks of infectious diseases, epidemics or pandemics (“serious infectious disease outbreaks”). These risks are common to all insurers and financial service providers and may materially impact our ability to administer the policy (and to keep policyowner information confidential). (See “The Policies-Information Systems Failures and Cybersecurity Risks” for more information on information systems failures and cybersecurity risks and “The Policies-Risks from Serious Infectious Disease Outbreaks” for more information on risks from serious infectious disease outbreaks.)

Risks from Serious Infectious Disease Outbreaks

Our ability to administer your policy is subject to certain risks - common to all insurers and financial service providers - that could result from current or future outbreaks of infectious diseases, epidemics or pandemics (“serious infectious disease outbreaks”). Serious infectious diseases may spread rapidly. Serious infectious disease outbreaks - and general concerns about the course and effects of such outbreaks — not only raise serious health concerns, but may significantly disrupt economic activity in the U.S. and globally. The effects of a serious infectious disease outbreak may be short-term or last for extended time periods.

Our business activity and operations, and/or the activities and operations of our service providers and business partners, could be adversely affected or interrupted by serious infectious disease outbreaks. In order to mitigate the possible effects of these types of events, NYLIAC has established business continuity and disaster recovery plans. These plans may, for example, require our employees to work and access our information technology, communications or other systems remotely. Notwithstanding these plans, a serious infectious disease outbreak and public health measures taken by government officials to combat an outbreak — may have a material, adverse effect on us, our ability to administer your policy and your policy Accumulation Value. For example, a serious infectious disease outbreak or public health measures implemented to combat it may adversely affect our business and operations by (i) interfering with our processing of policy transactions (including surrenders, withdrawals, loans, and transfers) and the processing of orders from online service requests at www.newyorklife.com or with the underlying funds or cause other operational issues; (ii) delaying or interrupting our receipt of pricing or other services provided by third parties, thereby affecting among other things our ability to calculate accumulation unit values and policy cash values or to administer policy transactions dependent on systems and services provided by third parties; (iii) preventing our workforce from being able to be physically present at one or more of our worksites or from traveling to alternative worksites needed to implement our business continuity and disaster recovery plans, thereby resulting in lengthy interruptions of service; or (iv) subjecting us and/or our service providers, business partners and intermediaries to regulatory fines, litigation, financial losses and/or cause us reputational damage. In addition, our operations require experienced professional staff. Loss of a substantial number of such persons or an inability to provide properly equipped places for them to work may disrupt our operations and adversely affect our business. Serious infectious disease outbreaks may also affect the issuers of securities in which the underlying funds invest, which may cause the funds underlying your policy’s Accumulation Value to decrease in value. Serious infectious disease outbreaks may also affect market interest rates, which may affect the interest crediting rates we may declare on the Fixed Account under your policy (subject to the guaranteed minimum interest crediting rate). There can be no assurance that we, the underlying funds, the companies in which they invest, or our services providers and business partners will be able to avoid these risks at all times or avoid losses affecting your policy due to serious infectious disease outbreaks.

CARES Act

The Coronavirus Aid, Relief, and Economic Security Act (the “CARES Act”), which was enacted on March 27, 2020, contains provisions relaxing certain requirements applicable to distributions from certain qualified plans, individual retirement accounts and individual retirement annuities. Among other things, it waives required minimum distribution payments for 2020 from certain types of plans, and early withdrawal penalties on withdrawals of up to $100,000 by participants in certain types of plans, who meet certain eligibility requirements. You should consult your financial or tax adviser for more information about the effect of the CARES Act and for assistance in determining whether you qualify to rely on any of these provisions in connection with your policy.

Third Party and Registered Representative Actions

You may authorize a third party to have access to your policy information and to make transfers among investment divisions and/or the Fixed Account, allocation changes and other permitted transactions by telephone. To do so, you must send VPSC a Telephone Authorization Form in Good Order to one of the addresses noted in Question 16 of this Prospectus. The Customer Service Representative will require certain identifying information (such as Social Security number, address of record, date of birth) before taking any requests or providing any information to ensure that the individual giving instructions is authorized. See “The Policies—Transfers” for information on how to transfer assets between Investment Divisions and/or an available Asset Allocation Model.

You may authorize us to accept electronic instructions from a registered representative or a registered service assistant assigned to your policy in order to make premium allocations, transfers among investment options, Automatic Asset Reallocation (AAR) updates, partial withdrawals and changes to your investment objective and/or risk tolerance. (Your AAR may be cancelled if a premium allocation change or fund transfer is submitted on your behalf and the AAR is not also modified at that time to be consistent with your investment option transfer and premium allocation changes). You may also authorize us to accept telephone instructions from a registered representative to make transfers among investment options.

To authorize the registered representative(s) or registered service assistants assigned to your policy to make premium allocations, electronic transfers or telephone transfers, you must send a completed Trading and Partial Withdrawal Authorization Form to VPSC at one of the addresses listed in Question 16 of this Prospectus. You must provide a separate authorization on that form in order for your registered representative or the registered service assistant assigned to your policy to be able to make electronic or telephone partial withdrawals on your behalf. Any partial withdrawal is subject to dollar amount limits that we establish. We may revoke trading authorization privileges for certain policyowners (See “THE POLICIES—Limits on Transfers”). Trading authorization may be elected, changed or canceled at any time. We will confirm all transactions in writing. Not all transactions are available on the Internet.

NYLIAC is not liable for any loss, cost or expense for action on instructions which are believed to be genuine in accordance with the procedures. As these parties act on your behalf, you are responsible for and bear the consequences of their instructions and other actions, including any limits on transfers.

We may choose to accept forms you have completed that your registered representative or your local General Office transmits to us electronically via our internal secured network. We will accept electronically-transmitted service forms only. For information on how to initiate a transfer between Investment Divisions, or request a withdrawal, please refer to “THE POLICIES — Transfers” or “DISTRIBUTIONS UNDER THE POLICY — Partial Withdrawals”. We do not currently accept faxed or e-mailed requests for transactions affecting your investments under the policy, but reserve the right to accept them at our discretion.

Dollar Cost Averaging Programs

The main objective of dollar cost averaging is to achieve an average cost per Accumulation Unit that is lower than the average price per Accumulation Unit during volatile market conditions. Since you transfer the same dollar amount to an Investment Division with each transfer, you purchase more units in an Investment Division if the value per unit is low and fewer units if the value per unit is high. Therefore, you may achieve a lower than average cost per unit if prices fluctuate over the long term. Similarly, for each transfer out of an Investment Division, you sell more units in an Investment Division if the value per unit is low and fewer units if the value per unit is high. Dollar cost averaging does not assure a profit or protect against a loss in declining markets. Because it involves continuous investing regardless of price levels, you should consider your financial ability to continue to make purchases during periods of varying price levels. We do not count transfers under dollar cost averaging as part of your 12 free transfers each Policy Year. There is no charge imposed for either Dollar Cost Averaging program.

We have set forth below an example of how dollar cost averaging works. In the example, we have assumed that you want to transfer $100 from the MainStay VP U.S. Government Money Market Investment Division to the MainStay VP MacKay Common Stock—Service Class Investment Division each month. Assuming the Accumulation Unit values below, you would purchase the following number of Accumulation Units:

Month	Amount Transferred	Accumulation Unit Value	Accumulation Units Purchased
1	$100	$10.00	10.00

2	$100	$8.00	12.50

3	$100	$12.50	8.00

4	$100	$7.50	13.33

Total	$400	$38.00	43.83

The average unit price is calculated as follows:

Total unit price	=	$38.00	=	$9.50
Number of months		4

The average unit cost is calculated as follows:

Total amount transferred	=	$400.00	=	$9.13
Total units purchased		43.83

In this example, with dollar cost averaging you would have paid an average of $9.13 per unit while the average price per unit during the purchase period was $9.50. Keep in mind that it is also possible for dollar cost averaging to result in a loss. For example, if Accumulation Unit Values had increased rapidly over the four month period used in the example above, you would have achieved a lower average unit cost by making the entire purchase in the first month.

(a) Traditional Dollar Cost Averaging

This option, which is available at no additional cost, permits systematic investing to be made in equal installments over various market cycles to help reduce risk. You may specify, prior to the Annuity Commencement Date, a specific dollar amount to be transferred from any Investment Division to any combination of Investment Divisions and/or the Fixed Account. You will specify the Investment Divisions to transfer money from, the Investment Divisions and/or Fixed Account to transfer money to, the amounts to be transferred, the date on which transfers will be made, subject to our rules, and the frequency of the transfers (monthly, quarterly, semi-annually or annually). You may not use traditional dollar cost averaging to make transfers into or from an Asset Allocation Model. You may not make transfers from the Fixed Account, but you may make transfers into the Fixed Account. Each transfer from an Investment Division must be at least $100. You must have a minimum Accumulation Value of $2,500 to elect this option. Once all money has been allocated to the Investment Divisions of your choice or the balance in the Investment Division you are transferring from is less than $100, the traditional Dollar Cost Averaging option will cease. A new request must be submitted to reactivate this feature. NYLIAC may reduce the minimum transfer amount and minimum Accumulation Value at its discretion.

NYLIAC will make all traditional Dollar Cost Averaging transfers on the day of each calendar month that you specify or on the next Business Day (if the day you have specified is not a Business Day). You may specify any day of the month except the 29th, 30th, or 31st. In order to process transfers under our traditional Dollar Cost Averaging Option, VPSC must have received a completed traditional Dollar Cost Averaging request form at one of the addresses listed in Question 16 of this Prospectus no later than five Business Days prior to the date transfers are to begin. You may also process a traditional Dollar Cost Averaging transfer by any other method we make available. If your traditional Dollar Cost Averaging request form for this option is received less than five Business Days prior to the date you request it to begin, the transfers will begin on the day of the month you specify in the month following the receipt of your request. All completed traditional Dollar Cost Averaging request forms must be sent to VPSC at one of the addresses listed in Question 16 of this Prospectus. Faxed and e-mailed requests are not currently accepted, however, we reserve the right to accept them at our discretion.

You may cancel the traditional Dollar Cost Averaging option at any time. To cancel the traditional Dollar Cost Averaging Option, you must send a written cancellation request in Good Order to VPSC at one of the addresses listed in Question 16 of this Prospectus or contact us by phone at the number provided in Question 17 of this Prospectus. NYLIAC may also cancel this option if the Accumulation Value is less than $2,000, or such lower amount as we may determine. You may not elect the traditional Dollar Cost Averaging option if you have selected the Automatic Asset Reallocation option.

(b) The DCA Advantage Account

This feature, which is available at no additional cost, permits you to set up automatic dollar cost averaging using the DCA Advantage Account when an initial premium payment or a subsequent premium payment is made. The DCA Advantage Account transfers amounts automatically to the Investment Divisions you choose in six monthly increments, as described below, and pays you interest on amounts remaining in the account. You can request the DCA Advantage Account in addition to the Traditional Dollar Cost Averaging, Automatic Asset Reallocation, or Interest Sweep options. In order to obtain the DCA Advantage Account you must send a completed DCA Advantage Account request form to VPSC at one of the addresses listed in Question 16 of this Prospectus.

You must allocate a minimum of $5,000 to the DCA Advantage Account. If you send less than the $5,000 minimum to be allocated to the DCA Advantage Account, the payment will be automatically applied to the Investment Divisions that you have specified to receive transfers from the DCA Advantage Account. You must specify the Investment Divisions or available Asset Allocation Model into which transfers from the DCA Advantage Account are to be made. You may not make transfers from the DCA Advantage Account into the Fixed Account (if available). However, you may not select the DCA Advantage Account if its duration would extend beyond the Annuity Commencement Date. Dollar cost averaging will begin one month from the date NYLIAC receives the premium payment and transfers will be made on the same day (on the next Business Day if the day is not a Business Day) each subsequent month for the duration of the DCA Advantage Account. If a transfer is scheduled to occur on a day that does not exist in a month, it will be processed on the last day of that month or on the next Business Day if the last day of that month is not a Business Day. The amount of each transfer will be calculated at the time of the transfer based on the number of remaining monthly transfers and the remaining value in the DCA Advantage Account. For example, the amount of the first monthly transfer out of the DCA Advantage Account will equal 1/6 of the value of the DCA Advantage Account on the date of the transfer. The amount of each of the five remaining transfers will equal 1/5, 1/4, 1/3, 1/2 and the remainder of the balance, respectively, of the value of the DCA Advantage Account on the date of each transfer.

You may not have more than one DCA Advantage Account open at the same time. Accordingly, any subsequent premium payment we receive for a DCA Advantage Account that is already open will be allocated to that same DCA Advantage Account and will earn the same interest rate. The entire value of the DCA Advantage Account will be completely transferred to the Investment Divisions or Asset Allocation Model within the duration specified. For example, if you allocate an initial premium payment to the DCA Advantage Account under which the 6-month term will end on December 31, 2020 and you make a subsequent premium payment to the 6-month DCA Advantage Account before December 31, 2020, we will allocate the subsequent premium payment to the same 6-month DCA Advantage Account already opened and transfer the entire value of the 6-month DCA Advantage Account to the Investment Divisions or Asset Allocation Model by December 31, 2020 even though a portion of the money was not in that DCA Advantage Account for the entire 6-month period. If an additional premium payment of $5,000 or more is allocated to the DCA Advantage Account after the duration has expired, the DCA Advantage Account will be re-activated and will earn the interest rate in effect on the Business Day the new premium payment is received at VPSC.

You can make partial withdrawals and transfers (in addition to the automatic transfers described above) from the DCA Advantage Account. We will make partial withdrawals and transfers first from the DCA Advantage Account Accumulation Value attributed to the initial premium payment and then from the DCA Advantage Account Accumulation Value attributed to subsequent allocations in the order received.

You cannot make transfers into the DCA Advantage Account from any Allocation Option.

Automatic Asset Reallocation

This option, which is available at no additional cost, allows you to maintain the percentage allocated to each Investment Division at a pre-set level. For example, you might specify that 50% of the Variable Accumulation Value of your policy be allocated to the MainStay VP MacKay Convertible – Service Class Investment Division and 50% of the Variable

Accumulation Value be allocated to the MainStay VP MacKay International Equity – Service Class Investment Division. Over time, the fluctuations in each of these Investment Division’s investment results will shift the percentages. If you elect the Automatic Asset Reallocation option, NYLIAC will automatically transfer your Variable Accumulation Value back to the percentages you specify. You may also utilize the Automatic Asset Reallocation Option if your Variable Accumulation Value is allocated to an Asset Allocation Model. You may choose to have reallocations made on your quarterly, semi-annual or annual policy anniversary. To request Automatic Asset Reallocation, you must send a completed Automatic Asset Reallocation request form to VPSC at one of the addresses listed in Question 16 of this Prospectus or use any other method we make available. VPSC must receive the completed Automatic Asset Reallocation request form at least five Business Days before the date transfers are scheduled to begin. If we receive your completed Automatic Asset Reallocation request form for this option less than five Business Days prior to the date you request it to begin, the reallocation will begin on the next rebalancing date based on the rebalancing frequency you selected. Faxed and e-mailed requests are not currently accepted; however, we reserve the right to accept them at our discretion. You may modify an existing Automatic Asset Reallocation option by contacting us by phone at the number provided in Question 17 of this Prospectus. The minimum Accumulation Value required to elect this option is $2,500. We will suspend this feature automatically if the Separate Account Value is less than $2,500 on a reallocation date. Once the Separate Account Value equals or exceeds this amount, Automatic Asset Reallocation will resume automatically as scheduled. There is no minimum amount that you must allocate among the Investment Divisions under this option. Your Automatic Asset Reallocation may be cancelled if a premium allocation change or transfer is submitted on your behalf that is inconsistent with your current Automatic Asset Reallocation arrangements. You may prevent this cancellation if a conforming Automatic Asset Reallocation change is processed within one Business Day of the inconsistent premium allocation change or transfer.

You may cancel the Automatic Asset Reallocation option at any time. To cancel the Automatic Asset Reallocation option, you may send a written cancellation request in Good Order us to VPSC at one of the addresses listed in Question 16 of this Prospectus or contact us by phone or internet as described in Question 17 of this Prospectus. You may not elect the Automatic Asset Reallocation option if you have selected the traditional Dollar Cost Averaging option. However, you have the option of alternating between these two features.

Interest Sweep

This option, which is available at no additional cost, allows the interest earned on monies allocated to the Fixed Account to be transferred from the Fixed Account to one or any combination of Investment Divisions or available Asset Allocation Model. You must specify the Investment Divisions and/or Asset Allocation Model, the frequency of the transfers (monthly, quarterly, semi-annually or annually), and the day of each calendar month to make the transfers (except the 29th, 30th and 31st of a month). To process an Interest Sweep transfer you must send a completed Interest Sweep request form to VPSC at one of the addresses listed in Question 16 of this Prospectus. VPSC must receive a completed Interest Sweep request form at least five Business Days prior to the date transfers are scheduled to begin. If VPSC does not receive a completed Interest Sweep request form within the five Business Days prior to the date you request it to begin, the transfer will begin on the day of the month you specify in the month following the receipt of your request. Faxed and e-mailed requests are not currently accepted, however, we reserve the right to accept them at our discretion. The minimum Fixed Accumulation Value required to elect this option is $2,500, but this amount may be reduced at our discretion. NYLIAC will make all Interest Sweep transfers on the day of each calendar month you have specified or on the next Business Day (if the day you have specified is not a Business Day).

You may request the Interest Sweep option in addition to the traditional Dollar Cost Averaging, Automatic Asset Reallocation or a DCA Advantage Account. With an Asset Allocation Model, the Interest Sweep option may be utilized with Automatic Asset Reallocation and a DCA Advantage Account. If an Interest Sweep transfer is scheduled for the same day as a transfer related to the traditional Dollar Cost Averaging option, the Automatic Asset Reallocation option or a DCA Advantage Account, we will process the Interest Sweep transfer first.

You can cancel the Interest Sweep option at any time. To cancel the Interest Sweep Option, you must send a written cancellation request in Good Order to VPSC at one of the addresses listed in Question 16 of this Prospectus or contact us by phone at the number provided in Question 17 of this Prospectus. We may also cancel this option if the Fixed Account Accumulation Value is less than $2,500, or such a lower amount as we may determine.

To establish a new Interest Sweep transfer after the option has been cancelled, you must send an Interest Sweep request form in Good Order to VPSC at one of the addresses listed in Question 16 of this Prospectus. You may also process Interest Sweep transfers by any other method we make available. VPSC must receive an Interest Sweep request form in Good Order at least five Business Days prior to the date transfers are scheduled to begin. If VPSC does not receive an Interest Sweep request form in Good Order at least five Business Days prior to the date you request it to begin, transfers will begin on the day of the month you specify in the month following the receipt of your request. Faxed and

e-mailed requests are not currently accepted, however, we reserve the right to accept them at our discretion. The minimum Fixed Account Accumulation Value required to elect this option is $2,500, but this amount may be reduced at our discretion.

Accumulation Period

(a) Crediting of Premium Payments

You can allocate a portion of each premium payment to one or more Investment Division, one Asset Allocation Model (if available), the DCA Advantage Account and or the Fixed Account. The minimum amount that you may allocate to any one Investment Division or the Fixed Account is $100 (or such lower amount as we may permit). The minimum amount that you can allocate to an available Asset Allocation Model is $100 per Investment Division. You may also allocate all or a portion of each premium payment to the DCA Advantage Account. The minimum amount that you may allocate to the DCA Advantage Account is $5,000. (See “THE DCA ADVANTAGE ACCOUNT.”) We will allocate additional premium payments to the Allocation Options and/or the DCA Advantage Account at the close of the Business Day on which they are received by NYLIAC. We will apply Credits to the same Allocation Options and/or the DCA Advantage Account based on the same percentages used to allocate your premium payments.

We will credit that portion of each premium payment (and any Credit thereon) you allocate to an Investment Division (or to each of the Investment Divisions that make up an Asset Allocation Model) in the form of Accumulation Units. We determine the number of Accumulation Units we credit to a policy by dividing the amount allocated to each Investment Division by the Accumulation Unit value for that Investment Division as of the close of the Business Day we are making this calculation. The value of an Accumulation Unit will vary depending on the investment experience of the Portfolio in which the Investment Division invests. The number of Accumulation Units we credit to a policy will not, however, change as a result of any fluctuations in the value of an Accumulation Unit. (See “THE FIXED ACCOUNT” for a description of interest crediting.)

(b) Valuation of Accumulation Units

The value of Accumulation Units in each Investment Division will change daily to reflect the investment experience of the corresponding Portfolio as well as the daily deduction of the Separate Account charges. The Statement of Additional Information contains a detailed description of how we value the Accumulation Units.

Riders

At no additional charge, we include a Living Needs Benefit/Unemployment Rider for all types of policies. This Rider provides for an increase in the amount that can be withdrawn from your policy which will not be subject to a surrender charge upon the happening of certain qualifying events. We also offer the Investment Protection Plan and Enhanced Beneficiary Benefit (EBB) Riders, which are available at an additional cost. We also include the Enhanced Spousal Continuance Rider (if the EBB Rider is elected) at no additional cost. The riders are only available in those states where they have been approved. See below for descriptions of each rider. Please consult with your registered representative regarding the availability of these riders in your jurisdiction. Please note that benefits under the riders are payable from NYLIAC’s general account and are subject to the claims paying ability of NYLIAC.

(a) Living Needs Benefit/Unemployment Rider

This rider is available at no additional cost. Rider benefits and requirements to qualify for the rider benefits may not be the same in all jurisdictions. In Connecticut, the rider is named the “Living Needs Benefit Rider” and the Unemployment and disability portions of the rider are not available. In New York, the rider is named “Waiver Of Surrender Charges For Living Needs Qualifying Events” and the Unemployment portion of the rider is not available. In New Jersey, the rider is named the “Living Needs Benefit Rider” and the Unemployment portion of the rider is not available.

The Living Needs Benefit/Unemployment Rider provides for an increase in the amount that can be withdrawn from your policy without a surrender charge when certain qualifying events occur. With this rider you may be eligible to receive all or a portion of the Accumulation Value of your policy without paying a surrender charge if you provide satisfactory proof that a Qualifying Event (as defined below) has occurred. In order to receive the benefit associated with this rider, your policy must have been in force for at least one year and have a minimum Accumulation Value of $5,000 and the Qualifying Event must occur on or after the Policy Date. For the Disability portion of the rider, any withdrawal after your 66th birthday will not be eligible for the rider benefit and surrender charges may apply. In addition, none of the benefits of this rider are available for policies where any Owner(s) has attained their 86th birthday on the Policy Date. If the Owner(s) is not a natural person, all restrictions and benefits of the rider are based on the Annuitant.

The types of Qualifying Events are defined as follows:

(a) Health Care Facility: The Owner is enrolled and living in a Health Care Facility for 60 consecutive days.

(b) Terminal Illness: A determination by a licensed physician that the Owner has a life expectancy of 12 months or less.

(c) Disability: A determination by a licensed physician that the Owner has a disability that prevents them from performing any work for pay or profit for at least 12 consecutive months.

(d) Unemployment: A determination letter from the applicable state’s Department of Labor that the Owner qualifies for and has been receiving state unemployment benefits for 60 consecutive days.

A Health Care Facility is defined as a state licensed/certified nursing home/assisted living facility. In addition, we may also require proof of continued disability as of the date of the withdrawal.

You will be able to receive benefits under this rider the later of the date you meet the above requirements or the date we receive your documentation in Good Order at VPSC at one of the addresses listed in Question 16 of this Prospectus.

(b) Living Needs Benefit Rider

If the Annuitant enters a nursing home, becomes terminally ill or disabled, you, the policyowner, may be eligible to receive all or a portion of the Accumulation Value without paying a surrender charge. The policy must have been in force for at least one year and have a minimum Accumulation Value of $5,000. We must be provided with proof that the Annuitant has spent 60 or more consecutive days in a nursing home, is terminally ill or disabled. Withdrawals will be taxable to the extent of gain and, prior to age 59 1⁄2, may be subject to a 10% IRS penalty. This rider is in effect in all jurisdictions where approved. To qualify for the disability benefit of this rider, the Annuitant must be classified as disabled by the Social Security Administration. You, the policyowner, are no longer eligible for the disability benefit once the Annuitant begins collecting Social Security retirement benefits. The rider will be effective the later of the date you meet the above requirements or the date we receive your documentation in a form acceptable to us at VPSC. There is no additional charge for this rider.

(c) Unemployment Benefit Rider

For all Non-Qualified, IRA, SEP IRA, Roth IRA, Inherited IRA and SIMPLE IRA policies, if you become unemployed, you may be eligible to increase the amount that can be withdrawn from your policy to 50% of the policy’s Accumulation Value without paying surrender charges. This rider can only be used once. The policy must have been in force for at least one year and have a minimum Accumulation Value of $5,000. You also must have been unemployed for at least 60 consecutive days. Withdrawals may be taxable transactions and, prior to age 59 1⁄2, may be subject to a 10% IRS penalty. This rider is in effect in all jurisdictions where approved. To apply for this benefit, you must submit a determination letter from the applicable state’s Department of Labor indicating that you qualify for and are receiving unemployment benefits. The rider will be effective the later of the date you meet the above requirements or the date we receive your notification at VPSC. There is no additional charge for this rider.

(d) Investment Protection Plan Rider (optional)

If you purchase this rider, you will be able to surrender the policy and receive the greater of the policy Accumulation Value or the amount that is guaranteed under the rider. To purchase this rider while the policy is in force, you must send a written request in Good Order to VPSC at one of the addresses listed in Question 15 of this Prospectus. While this rider is in effect, we will deduct a charge from your Accumulation Value on each policy quarter. (See “CHARGES AND DEDUCTIONS—Other Charges—Investment Protection Plan Rider Charge.”) When you make a partial withdrawal, we will reduce the amount that is guaranteed under the rider by the amount of the proportional withdrawal. The proportional withdrawal is equal to the amount withdrawn from the policy (including any amount withdrawn for the surrender charge) divided by the Accumulation Value immediately preceding the withdrawal, multiplied by the amount that is guaranteed immediately preceding the withdrawal.

The amount that is guaranteed under the rider will depend on when you purchase or reset it:

(i)

At the time of application: The amount that is guaranteed will equal the initial premium payment and Credit thereon, plus any additional premium payments and Credits thereon we receive in the first Policy Year, less all proportional withdrawals thereafter. Premium payments made after the first Policy Year will not be included in the amount that is guaranteed. The rider will take effect on the Policy Date.

(ii)

While the policy is in force: The amount that is guaranteed will equal the Accumulation Value on the date the rider takes effect, less all proportional withdrawals thereafter. The rider will take effect on the next Policy Anniversary following the date VPSC receives your application for the rider, in Good Order, at one of the addresses listed in Question 16 of this Prospectus.

(iii)

Resetting the guaranteed amount (“Rider Reset”): You may request to reset the amount that is guaranteed at any time while the rider is in effect. To reset the guaranteed amount, you must send a written request in Good Order to VPSC at one of the addresses listed in question 16 of this Prospectus. The reset will take effect on the Policy Anniversary immediately following the date we receive your request to reset. Upon reset, the amount that is guaranteed will equal the Accumulation Value on the next Policy Anniversary, less all proportional withdrawals thereafter. We may also reset a new charge for the rider and the Rider Risk Charge Adjustment on that Policy Anniversary. (See “CHARGES AND DEDUCTIONS—Other Charges—Investment Protection Plan Rider Charge” and “CHARGES AND DEDUCTIONS—Other Charges—Rider Risk Charge Adjustment.”)

In Oregon, where this rider is called the Accumulation Value Protection Plan, the amount guaranteed is computed in the same manner described above.

You will be eligible to receive the benefit under this rider beginning on the tenth Policy Anniversary after the later of (1) the effective date of the rider or (2) the effective date of any Rider Reset. You may also exercise this benefit on any Policy Anniversary subsequent to the tenth. To exercise this benefit, you must send a written request to surrender the policy in Good Order to VPSC at one of the addresses listed in Question 16 of this Prospectus no later than ten Business Days after the applicable Policy Anniversary. Amounts paid to you under the terms of this rider may be taxable and you may be subject to a 10% penalty tax if paid before you reach age 59 1⁄2.

You may cancel this rider within 30 days after the delivery of the rider or, if you purchased this feature at the time of application, within 30 days after delivery of the policy. To cancel the rider, you must return it to VPSC at one of the addresses listed in Question 16 of this Prospectus or to the registered representative through whom you purchased it with a written request for cancellation. Upon receipt of this request, we will promptly cancel the rider and refund any Investment Protection Plan Rider charge which may have been deducted. After this 30-day period, you still have the right to discontinue the rider. However, to the extent permitted by state law, we will deduct a Rider Risk Charge Adjustment from your Accumulation Value and we will not refund any Investment Protection Plan Rider charge that may have been deducted. (See “CHARGES AND DEDUCTIONS—Other Charges—Rider Risk Charge Adjustment.”) The cancellation of the rider after the 30-day period will be effective as of the date VPSC receives your cancellation request.

This Rider is available on all Non-Qualified and Roth IRA policies so long as the first date that you can exercise and receive benefits under the rider is before the Annuity Commencement Date. The rider is also available on IRA, SEP-IRA, and SIMPLE IRA policies if the policyowner is age 65 or younger on the date the rider takes effect. The rider is not available on TSA and Inherited IRA policies.

Because this rider generally provides protection against decreases in the policy’s Accumulation Value due to negative investment performance, this rider may not be a benefit to you if all or most of your Accumulation Value is allocated to the Fixed Account. You should purchase this rider only if you have or intend to have most or all of your Accumulation Value allocated to the Investment Divisions.

This rider will provide no benefit if you surrender the policy before the Policy Anniversary on which you are eligible to exercise the rider. Therefore, you should purchase this rider only if you intend to keep the policy for at least ten years. In addition, this rider has no impact on any amount paid upon your death or the death of the Annuitant.

Partial withdrawals will reduce the guaranteed amount and the amount of charges assessed for the rider. However, please note that charges assessed for this rider prior to the date of any partial withdrawal (including required minimum distributions from IRAs) will not be retroactively adjusted.

We have set forth below an example of how the benefit of this rider may be realized and how partial withdrawals (including required minimum distributions from IRAs) will impact the guaranteed amount. In this example, we have assumed the following:

(1)	the rider is purchased at the time of application;

(2)	an initial premium payment of $100,000 is made;

(3)	a Credit of $4,000 (based on the Premium Credit Rate at time of application) is applied to your policy;

(4)	no additional premium payments are made;

(5)	a withdrawal of $20,000 is made in the eighth Policy Year;

(6)	the Accumulation Value immediately preceding the withdrawal has decreased to $80,000; and

(7)	the Accumulation Value on the tenth Policy Anniversary has decreased to $50,000.

The guaranteed amount at time of application was $104,000. When the partial withdrawal was made in the eighth Policy Year, we reduced the guaranteed amount by the amount of the proportional withdrawal. We calculated the amount of the proportional withdrawal by taking the requested withdrawal amount, dividing it by the Accumulation Value immediately preceding the withdrawal and then multiplying that number by the guaranteed amount immediately preceding the withdrawal.

Proportional withdrawal = ($20,000/$80,000) x $104,000 = $26,000

To determine the new guaranteed amount after the withdrawal, we subtracted the amount of the proportional withdrawal from the initial guaranteed amount: ($104,000–$26,000) = $78,000. If this policy is surrendered in the tenth Policy Year, the policyowner receives $78,000 even though the Accumulation Value has decreased to $50,000.

(e) Enhanced Beneficiary Benefit Rider (optional)

The Enhanced Beneficiary Benefit (EBB) Rider is available only at the time of application. The EBB Rider is available on Non-Qualified Policies and, where permitted by the IRS, also on Qualified Policies. The EBB Rider can increase the death benefit if you or the Annuitant die before the Annuity Commencement Date. If you purchased this Rider, the EBB, in addition to the amount payable under the terms of your policy, may be payable to your Beneficiary(ies) if you or the Annuitant (if you are not the Annuitant) die prior to the Annuity Commencement Date. Therefore, under this Rider, the total death benefit payable will be the greatest of any of the amounts payable as described in the “Death Before Annuity Commencement” section of the Prospectus, plus the EBB, if any.

While this rider is in effect, we will deduct a charge from your Accumulation Value each policy quarter. (See “CHARGES AND DEDUCTIONS—Other Charges—Enhanced Beneficiary Benefit Rider Charge.”)

The payment under the EBB Rider is calculated as a percentage of any gain in the policy as of the date we receive a request in Good Order to pay death benefit proceeds at VPSC. The applicable percentage varies based upon your or the Annuitant’s issue age, whichever is older. As of the date of this Prospectus, the applicable percentages are as follows: 50% where the oldest owner or Annuitant is 70 or younger, and 25% where the oldest owner or Annuitant is 71 to 75 inclusive. We may change the applicable percentages under the EBB Rider from time to time, within the following ranges:

Age of Oldest Owner or Annuitant at Issue	Range of Applicable Percentages
70 or younger	Not less than 40% nor greater than 60%
71 to 75 inclusive	Not less than 20% nor greater than 40%

When you purchase the EBB Rider, the applicable percentage will appear on your Policy Data Page. The applicable percentage for the policy will not change once the policy is issued. Please check with your registered representative for further details.

The Gain equals the policy’s Accumulation Value minus the Adjusted Premium Payments. Adjusted Premium Payments are the total of all premium payments less proportional withdrawals (“EBB Proportional Withdrawals”). EBB Proportional Withdrawals are the amount(s) withdrawn from the policy (including any surrender charges, if applicable) divided by the policy’s Accumulation Value immediately preceding the withdrawal, multiplied by the total of all Adjusted Premium Payments immediately preceding the withdrawal.

If more than one Beneficiary is named, each Beneficiary will be paid a pro rata portion of the EBB. The EBB will be calculated for a Beneficiary on each date that we receive all necessary requirements to pay such Beneficiary at VPSC. Due to market fluctuations, the EBB may increase or decrease and Beneficiaries may therefore be paid different amounts.

The maximum amount payable under the EBB Rider, regardless of the Gain, is equal to a percentage of Adjusted Premium Payments. As of the date of this Prospectus, the applicable percentages are as follows: 100% where the oldest owner or Annuitant is 70 or younger, and 75% where the oldest owner or Annuitant is 71 to 75 inclusive. We may change the applicable percentages under the EBB Rider from time to time, but the maximum amount payable will not exceed 200% of Adjusted Premium Payments. If you purchase this rider, the applicable percentage will appear on your Policy Data Page. Please check with your registered representative for further details.

There will be no payment under the EBB Rider if on the date we calculate the EBB: 1) there is no Gain, 2) the policy’s Accumulation Value is less than your premium payments made and not previously withdrawn, or 3) the rider has ended or terminated. The EBB Rider will end on the earliest of the following: 1) on the Annuity Commencement Date, 2) if you surrender the policy, 3) if your spouse, as the sole primary Beneficiary, elects to continue the policy upon your death (see THE POLICIES—Riders—Enhanced Spousal Continuance Rider), 4) if we elect to terminate the policy pursuant to the policy’s termination provision, 5) if you transfer ownership of the policy, or 6) if the Annuitant was your spouse and you, as the sole primary Beneficiary, elect to continue the policy upon your spouse’s death. As discussed below in “THE POLICIES—Riders—Enhanced Spousal Continuance Rider”, if upon your death prior to the Annuity Commencement Date your spouse elects to continue the policy as the new owner (and Annuitant, if you are the Annuitant), the Accumulation Value will be adjusted (as of the date we receive due proof of death and all other requirements at VPSC) to equal the greatest of any of the amounts payable as described in the Death Before Annuity Commencement section of the Prospectus, plus, if applicable, any EBB provided by the EBB Rider. This rider cannot be cancelled without surrendering your policy. You will forfeit any benefits under the EBB Rider if you elect to receive Income Payments, or surrender or transfer your policy. If you expect to do any of these, the EBB Rider may not be appropriate for you.

Below is an example of how the benefit of this Rider may be realized and how withdrawals impact the benefit under this Rider. In this example, we assume the following:

1.  The rider is elected at the time of application;

2.  You purchase this policy with a $200,000 initial premium payment (no additional premium payments are made);

3.  A withdrawal of $20,000 is made in the fourth Policy Year;

4.  Immediately preceding the withdrawal, the Accumulation Value has increased to $250,000, and the total Adjusted Premium Payments equaled $200,000 (since there have been no previous withdrawals);

5.  If You (or the Annuitant, if you are not the Annuitant) die in the fifth Policy Year and the Accumulation Value of the policy has increased once again to $250,000 as of the date we receive the necessary requirements to pay the death benefit; and

6.  The Enhanced Beneficiary Benefit Rider percentage equals 50%.

First, the Proportional Withdrawal amount is calculated (withdrawal amount divided by the Accumulation Value immediately preceding the withdrawal, multiplied by the Adjusted Premium Payments immediately preceding the withdrawal):

Proportional Withdrawal = ($20,000/$250,000) x $200,000 = $16,000

Second, the amount of current Adjusted Premium Payments (after the withdrawal) is calculated (total of all premium payments minus EBB Proportional Withdrawals):

Adjusted Premium Payments = $200,000 – $16,000 = $184,000

Third, the Gain is calculated (Accumulation Value – Adjusted Premium Payments):

Gain = $250,000 – $184,000 = $66,000

Finally, the Enhanced Beneficiary Benefit amount is calculated (Gain multiplied by the applicable EBB rider percentage):

Enhanced Beneficiary Benefit = $66,000 x 50% = $33,000

In this example, the Enhanced Beneficiary Benefit is equal to $33,000. This amount would be payable in addition to the guaranteed death benefit amount under the policy.

(f) Enhanced Spousal Continuance Rider (optional)

If you purchased the EBB Rider at the time of application (see above), your policy will, subject to jurisdiction availability, also include the Enhanced Spousal Continuance Rider (“ESC Rider”) at no charge. The ESC Rider is not included on policies sold in connection with Section 403(b) tax-sheltered annuities.

Under the ESC Rider, if your spouse is the sole primary Beneficiary, upon your death prior to the Annuity Commencement Date, your spouse may elect to continue the policy as the new owner (and Annuitant, if you are also the Annuitant). If the election is made, the Accumulation Value will be adjusted (as of the date we receive due proof of death and all other requirements at VPSC) to equal the greatest of any of the amounts payable as described in the Death Before Annuity Commencement section of the Prospectus, plus, if applicable, any EBB provided by the EBB Rider. Unless we notify you otherwise, any additional Accumulation Value calculated under the ESC Rider will be allocated to the policy according to the premium allocation instructions on record (excluding the DCA Advantage Account).

The ESC Rider ends upon the earliest of the following: 1) if you surrender the policy, 2) if Income Payments begin, 3) once the ESC Rider has been exercised, or 4) if you transfer ownership of the policy to someone other than your spouse. This rider cannot be cancelled without surrendering your policy.

Upon exercising the ESC Rider and continuing the policy, the EBB Rider and the quarterly charges for the EBB Rider will cease. All other policy provisions will continue as if your spouse had purchased the policy on the original Policy Date.

Policyowner Inquiries

Your inquiries and written requests for service must be addressed to NYLIAC as indicated in the response to Questions 16, 17 and 18 of this Prospectus. Faxed and e-mailed requests are not currently accepted; however, we reserve the right to accept them at our discretion. All phone calls for service requests are recorded. We will confirm all transactions in writing. If you feel that a transaction has been processed incorrectly, it is your responsibility to contact us in writing and provide us with all relevant details. You must provide us with the nature of the error, the date of the error and any other relevant details. You should review your reports and statements carefully and promptly report any errors and discrepancies to us, preferably, within fifteen (15) days of the date of the confirmation with the transaction in question.

Records and Reports

NYLIAC will mail to you at your last known address of record, at least semi-annually after the first Policy Year, reports containing information required under the federal securities laws or by any other applicable law or regulation. Generally, NYLIAC will immediately mail to you confirmation of any transactions involving the Separate Account. However, when we process automatic rebalancing transactions through AAR, receive premium payments on your behalf involving the Separate Account initiated through pre-authorized monthly deductions from banks, payments forwarded by your employer, or through other payments made by pre-authorized deductions to which we agree, a summary of these policy transactions will only appear on your quarterly statement and you will not receive an immediate confirmation statement after each such transaction. If you feel a transaction has been processed incorrectly, it is your responsibility to contact us in writing and provide us with all relevant details. You must provide us with the nature of the error, the date of the error and any other relevant details. It is important that you review your confirmation and quarterly statements carefully and promptly report any errors and discrepancies to us, preferably, within fifteen (15) days of the date of the statement in question. It is important that you inform NYLIAC of an address change so that you can receive these policy statements (see Question 17 of this Prospectus). In the event your statement is returned from the US Postal Service as undeliverable, we reserve the right to suspend mailing future correspondence and also suspend current transaction processing until an accurate address is obtained. In addition, no new service requests can be processed until a valid current address is provided.

CHARGES AND DEDUCTIONS

Surrender Charges

Since no deduction for a sales charge is made from premium payments, we impose a surrender charge on certain partial withdrawals and surrenders of the policies (for single premium policies, surrender charges are modified as indicated in Appendix 1 of this Prospectus). The surrender charge covers certain expenses relating to the sale of the policies, including commissions to registered representatives and other promotional expenses. We measure the surrender charge as a percentage of the amount withdrawn or surrendered. The surrender charge may apply to amounts applied under certain Income Payment options.

If you surrender your policy, we deduct the surrender charge from the amount paid to you. However, you can withdraw any investment gains under your policy without a surrender charge (see “CHARGES AND DEDUCTIONS—Exceptions to Surrender Charges”, below). In the case of a partial withdrawal, you can direct NYLIAC to take surrender charges either from the remaining value of the Allocation Options and/or the DCA Advantage Account from which the partial withdrawals are made, or from the amount paid to you. If the remaining value in an Allocation Option and/or the DCA Advantage Account is less than the necessary surrender charge, we will not process the withdrawal.

The guaranteed maximum surrender charge will be 8% of the amount withdrawn. The percentage of the surrender charge varies, depending upon the length of time a premium payment is in your policy before it is withdrawn. For purposes of calculating the applicable surrender charge, we deem premium payments to be withdrawn on a first-in, first-out basis. Unless required otherwise by state law, the surrender charge for amounts withdrawn or surrendered during the first three Payment Years following the premium payment to which such withdrawal or surrender is 8% of the amount withdrawn or surrendered. This charge then declines by 1% per year for each additional Payment Year, until the eighth Payment Year, after which no charge is made, as shown in the following chart:

Amount of Surrender Charge

Payment Year	Surrender Charge
1	8%
2	8%
3	8%
4	7%
5	6%
6	5%
7	4%
8	3%
9+	0%

In no event will the aggregate surrender charge applied under the policy exceed nine percent (9.0%) of the total Premium Payments.

Exceptions to Surrender Charges

We will not assess a surrender charge:

(a)

on amounts you withdraw in any Policy Year that are less than or equal to the greatest of (i) 10% of the Accumulation Value as of the last Policy Anniversary (10% of the premium payment if the withdrawal is made in the first Policy Year) less any prior surrender charge free withdrawals during the Policy Year; (ii) 10% of the Accumulation Value at the time of withdrawal, less any prior surrender charge free withdrawals during the Policy Year; or (iii) the Accumulation Value less accumulated premium payments. In response to the public emergency created by the COVID-19 pandemic, however, effective March 23, 2020 we have increased the percentages noted in the preceding sentence to 15%. We reserve the right to discontinue the change at any time. We will notify you of such discontinuation.

(b)	if NYLIAC cancels the policy;

(c)	when we pay proceeds upon the death of the policyowner;

(d)	when you select an Income Payment option involving lifetime income in any Policy Year after the first Policy Anniversary;

(e)	when a required minimum distribution calculated based on the value of this policy is made under a Qualified Policy (this amount will, however, count against the first exception);

(f)	on withdrawals you make under the Living Needs Benefit/Unemployment Rider;

(g)	on monthly or quarterly periodic partial withdrawals made pursuant to Section 72(t)(2)(A)(iv) of the Code; and

(h)	when the aggregate surrender charges under a policy exceed 9.0% of the total premium payments.

Other Charges

(a) Separate Account Charge

Prior to the Annuity Commencement Date, we deduct a daily charge from the assets of the Separate Account to compensate us for certain mortality and expense risks we assume under the policies and for providing policy administration services. The charge equals 1.60% (annualized) of the daily average Variable Accumulative Value for the New York Life Premium Plus Variable Annuity and 1.75% (annualized) of the daily average Variable Accumulative Value for the New York Life Premium Plus II Variable Annuity. We guarantee that this charge will not increase.

If the charge is insufficient to cover actual costs and assumed risks, the loss will fall on NYLIAC. We expect to profit from this charge. We may use these proceeds for any corporate purpose, including expenses relating to the sale of the policies, to the extent that surrender charges do not adequately cover sales expenses.

The mortality risk assumed is the risk that Annuitants as a group will live for a longer time than our actuarial tables predict. As a result, we would be paying more Income Payments than we planned. We also assume a risk that the mortality assumptions reflected in our guaranteed annuity payment tables, shown in each policy, will differ from actual mortality experience. Lastly, we assume a mortality risk that, at the time of death, the guaranteed minimum death benefit will exceed the policy’s Accumulation Value. The expense risk assumed is the risk that the cost of issuing and administering the policies will exceed the amount we charge for these services. We expect to make a profit from this charge, which we may use for any purpose, including expenses associated with the Credit.

(b) Policy Service Charge

We deduct an annual policy service charge of $30 each Policy Year on the Policy Anniversary and upon surrender of the policy. However, the policy service charge is waived for policies with $100,000 or more in Accumulation Value.

We deduct the annual policy service charge from each Allocation Option and the DCA Advantage Account, if applicable, in proportion to its percentage of the Accumulation Value on the Policy Anniversary or date of surrender. This charge is designed to cover the costs for providing services under the policy such as collecting, processing and confirming premium payments and establishing and maintaining the available methods of payment.

(c) Investment Protection Plan Rider Charge

The Investment Protection Plan Rider is available as an option under the policy. If you purchase the Investment Protection Plan, we will deduct a charge on the first Business Day of the next policy quarter following each policy quarter that the rider is in effect based on the amount that is guaranteed. We will deduct this charge beginning with the first policy quarter after the effective date of the rider. (See “RIDERS—INVESTMENT PROTECTION PLAN RIDER.”) We will deduct the charge from each Allocation Option and the DCA Advantage Account in proportion to its percentage of the Accumulation Value on the first Business Day of the applicable policy quarter.

The maximum annual charge is 1% of the amount that is guaranteed. We may set a lower charge at our sole discretion.

For IPP Rider purchases and IPP Rider Resets applied for on and after November 13, 2017, the current charge is 0.80% of the amount that is guaranteed, applied on a quarterly basis (0.20% per quarter).

For IPP Rider purchases and IPP Rider Resets applied for between May 1, 2016 and November 12, 2017, the current charge is 0.85% of the amount that is guaranteed, applied on a quarterly basis (0.2125% per quarter).

For IPP Rider purchases and IPP Rider Resets applied for before May 1, 2016, the current charge is 0.65% of the amount that is guaranteed, applied on a quarterly basis (0.1625% per quarter).

You should check with your registered representative to determine the percentage we are currently charging before you purchase this feature or reset an existing rider.

If you reset the amount that is guaranteed, a new charge for the rider may apply. This charge may be more or less than the charge currently in effect on your policy, but will never exceed the stated maximum. The charge in effect on the effective date of the rider or on the effective date of any reset will not change after the date the rider (or any reset) becomes effective, unless you again reset the rider’s guaranteed amount. After a reset, we will continue to deduct the current charge until the first policy quarter following the effective date of the reset.

(d) Rider Risk Charge Adjustment

If you cancel the Investment Protection Plan Rider, we will deduct a one-time Rider Risk Charge Adjustment from your Accumulation Value in certain Investment Divisions or the DCA Advantage Account. The cancellation will be effective on the date that VPSC (at one of the addresses listed in Question 16 of this Prospectus) receives your cancellation request. (See “RIDERS—Investment Protection Plan Rider (optional)”). In most jurisdictions, we will deduct the Rider Risk Charge

Adjustment from an Investment Division or the DCA Advantage Account in proportion to its percentage of the Accumulation Value on that day. We will not deduct this charge if you surrender your policy. However, surrender charges may apply.

We will not change the adjustment for a particular policy once it is set on the date the rider takes effect. The maximum Rider Risk Charge Adjustment is 2.00% of the amount that is guaranteed. We may set a lower charge at our sole discretion. You should check with your registered representative to determine the percentage we are currently charging before you purchase this feature.

If you reset the amount that is guaranteed, a new Rider Risk Charge Adjustment may apply. This charge may be more or less than the charge currently in effect on your policy, but will never exceed the stated maximum. The adjustment charge in effect on the effective date of the rider or on the effective date of any reset will not increase after the rider is issued.

(e) Fund Charges

The value of the assets of the Separate Account will indirectly reflect the Funds’ total fees and expenses. The Funds’ total fees and expenses are not part of the policy. They may vary in amount from year to year. These fees and expenses are described in detail in the relevant Fund’s prospectus and/or SAI.

Certain Eligible Portfolios may also impose liquidity or redemption fees on withdrawals (including transfers) pursuant to SEC rules, including Rules 2a-7 or 22c-2 under the Investment Company Act of 1940. In such cases, we would administer the Fund fees and deduct them from your Accumulation Value or transaction proceeds.

(f) Transfer Fees

Currently, we do not charge for transfers under the policy. However, we reserve the right to charge up to $30 for each transfer after the first 12 in a given Policy Year, subject to any applicable state insurance law requirements. The charge is to compensate us for the expense of processing the transfer. The transfer charge, if applicable, will be assessed at the time that the transfer is processed. Each time you request a transfer, we will assess the transfer charge, if applicable. Separate requests submitted on the same day will each be treated as separate transfers. Transfers made under Dollar Cost Averaging, Interest Sweep, the DCA Advantage Account and Automatic Asset Reallocation do not count toward this transfer limit.

(g) Enhanced Beneficiary Benefit Rider Charge

If you purchase the EBB Rider (in jurisdictions where available), we will deduct a charge each policy quarter that the rider is in effect based on the Accumulation Value. We will deduct this charge beginning with the first policy quarter after the Policy Date. In most jurisdictions, this charge will be deducted quarterly from each Allocation Option and the DCA Advantage Account, if applicable, in proportion to its percentage of the Accumulation Value.

The maximum annual charge is 1.00% of the policy’s Accumulation Value, applied on a quarterly basis. We may set a lower charge at our sole discretion. The current charge for the EBB Rider is 0.30% of the policy’s Accumulation Value, applied on a quarterly basis (0.075% per quarter). This charge will not change once your policy is issued.

Group and Sponsored Arrangements

For certain group or sponsored arrangements, we may reduce the surrender charge and the policy service charge or change the minimum initial and additional premium payment requirements. Group arrangements include those in which a trustee or an employer, for example, purchases policies covering a group of individuals on a group basis. Sponsored arrangements include those in which an employer allows us to sell policies to its employees or retirees on an individual basis.

Our costs for sales, administration, and mortality generally vary with the size and stability of the group among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, including our requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy policies or that have been in existence less than six months will not qualify for reduced charges.

We will make any reductions according to our rules in effect when an application or enrollment form for a policy is approved. We may change these rules from time to time. Any variation in the surrender charge or policy service charge will reflect differences in costs or services and will not be unfairly discriminatory.

Taxes

NYLIAC may, where premium taxes are imposed by state law, deduct such taxes from your policy either: (i) when a surrender or cancellation occurs, or (ii) at the Annuity Commencement Date. Applicable premium tax rates depend upon such factors as your current state of residency, and the insurance laws and NYLIAC’s status in states where premium taxes are incurred. Current premium tax rates range from 0% to 3.5%. Applicable premium tax rates are subject to change by legislation, administrative interpretations or judicial acts.

We may in the future seek to amend the policies to deduct premium taxes when a premium payment is received.

Under present laws, NYLIAC will also incur state and local taxes (in addition to the premium taxes described above) in several states. NYLIAC may assess charges for such taxes.

NYLIAC does not expect to incur any federal income tax liability attributable to investment income or capital gains retained as part of the Separate Account reserves under the policies. (See “FEDERAL TAX MATTERS.”) Based upon these expectations, no charge is being made currently for corporate federal income taxes which may be attributable to the Separate Account. Such a charge may be made in future years for any federal income taxes NYLIAC incurs.

DISTRIBUTIONS UNDER THE POLICY

Surrenders and Withdrawals

You can make partial withdrawals, periodic partial withdrawals, hardship withdrawals or surrender the policy to receive part or all of the Accumulation Value at any time before the Annuity Commencement Date and while the Annuitant is living. To request a surrender or withdrawal, you can send a written request in Good Order to VPSC at one of the addresses listed on Question 16 of this Prospectus, or utilize any other method we make available. Faxed and e-mailed requests are not currently accepted, however, we reserve the right to accept them at our discretion. If the request is in Good Order, the amount available for withdrawal is the Accumulation Value at the end of the Business Day that VPSC receives the written request, less any outstanding loan balance, surrender charges, taxes that we may deduct, and the annual policy service charge, if applicable. If you have not provided us with a written election not to withhold federal income taxes at the time you make a withdrawal or surrender request, NYLIAC must by law withhold such taxes from the taxable portion of any surrender or withdrawal. We will remit that amount to the federal government. In addition, some states have enacted legislation requiring withholding. You can also request a partial withdrawal online at www.newyorklife.com. Currently, online withdrawals cannot exceed $10,000. NYLIAC will pay all surrenders or withdrawals within seven days of receipt of all required information in Good Order (including documents necessary to comply with federal and state tax law), subject to postponement in certain circumstances. (See “DISTRIBUTIONS UNDER THE POLICY—Delay of Payments.”)

Since you assume the investment risk with respect to amounts allocated to the Separate Account and because certain surrenders or withdrawals are subject to a surrender charge and premium tax deduction, the total amount paid upon surrender of the policy (taking into account any prior withdrawals) may be more or less than the total premium payments made.

Surrenders and withdrawals may be taxable transactions, and the Code provides that a 10% penalty tax may be imposed on certain early surrenders or withdrawals (the penalty tax is increased to 25% in the case of a distribution from a SIMPLE IRA within the first two years of your participation in the SIMPLE IRA Plan.) (See “FEDERAL TAX MATTERS—Taxation of Annuities in General.”) In addition, taxable surrenders and withdrawals may be subject to an additional 3.8 percent tax on net investment income. (See “FEDERAL TAX MATTERS—3.8 Percent Tax on Certain Investment Income.”)

(a) Surrenders

We may deduct a surrender charge and any state premium tax, if applicable, any outstanding loan balance, and the annual policy service charge, if applicable, from the amount paid. We will pay the proceeds in a lump sum to you unless you elect a different Income Payment method. If your address or bank account information has been on file with us for less than 30 days, we may require additional verification of your identity, in Good Order, before we will process a request to send surrender proceeds electronically to that bank account or through the mail to that address. For requests to surrender amounts greater than $50,000, we may require a notarized confirmation of the owner(s) signature. (See “DISTRIBUTIONS UNDER THE POLICY—Income Payments.”) Surrenders may be taxable transactions and the 10% penalty tax provisions may be applicable. (See “FEDERAL TAX MATTERS—Taxation of Annuities in General.”)

(b) Partial Withdrawals

The minimum amount that can be withdrawn is $500, unless we agree otherwise. We will withdraw the amount from the Allocation Options in accordance with your request. However, if you do not specify how to allocate a partial withdrawal among the Allocation Options we will deduct the partial withdrawal on a pro-rata basis. Your requested partial withdrawal will be effective on the date we receive your request in Good Order at the VPSC or online at www.newyorklife.com. However, if that day is not a Business Day or if your request is received after the close of the NYSE, then the requested partial withdrawal will be effective on the next Business Day. Generally, we will pay the partial withdrawal within seven days of that date. Partial withdrawals may be taxable transactions and the 10% penalty tax provisions may be applicable. (See “FEDERAL TAX MATTERS—Taxation of Annuities in General.”)

If the requested partial withdrawal is equal to the value in any of the Allocation Options from which the partial withdrawal is being made, we will pay the entire value of that Allocation Option and/or the DCA Advantage Account, less any surrender charge that may apply to you. If honoring a partial withdrawal request would result in an Accumulation Value of less than $2,000, we reserve the right to terminate your policy and pay you the Accumulation Value in a single sum, subject to any applicable state insurance law or regulation. We will notify you of our intention to exercise this right and give you 90 days to make a premium payment. If we terminate your policy, we will pay you the Accumulation Value of your policy in one lump sum.

Also note that partial withdrawal requests for amounts greater than $50,000 must be received in Good Order and we may require a notarized confirmation of the Owner(s) signature. If your address or bank account information has been on file with us for less than 30 days, we may require the request in writing or require additional verification of your identity, in a means acceptable to us, before we will process a request to send partial withdrawal proceeds electronically to that bank account or through the mail to that address. In addition, partial withdrawal requests made from policies that are less than 90 days old or that had an ownership change within 30 days of such partial withdrawal request must be made in writing and sent to VPSC at one of the addresses noted in Question 16 of this Prospectus. Faxed and e-mailed requests are not currently accepted; however, we reserve the right to accept them at our discretion.

It is important to note that any withdrawal reduces the guaranteed amount under the IPP Rider and the policy’s death benefit proportionally.

(c) Periodic Partial Withdrawals

You may elect to receive regularly scheduled partial withdrawals from the policy. These periodic partial withdrawals may be paid on a monthly, quarterly, semi-annual, or annual basis. You will elect the frequency of the withdrawals and the day of the month for the withdrawals to be made (may not be the 29th, 30th or 31st of a month). We will make all withdrawals on the day of each calendar month you specify, or on the next Business Day (if the day you have specified is not a Business Day or does not exist in that month). To process Periodic Partial Withdrawals, you must send a written request in Good Order to VPSC at one of the addresses listed in Question 16 of this Prospectus. NYLIAC must receive a request in writing no later than five Business Days prior to the date the withdrawals are to begin. If your request for this option is received less than five Business Days prior to the date you request it to begin, the withdrawals will begin on the day of the month you specify in the month following the receipt of your request. Faxed and e-mailed requests are not currently accepted; however, we reserve the right to accept them at our discretion. You must specify the Allocation Options from which the periodic partial withdrawals will be made. The minimum amount under this feature is $100, or such lower amount as we may permit. Periodic partial withdrawals may be taxable transactions and the 10% penalty tax provisions may be applicable. (See “FEDERAL TAX MATTERS—Taxation of Annuities in General.”) If you do not specify otherwise, we will withdraw money on a pro-rata basis from each Investment Division and/or the Fixed Account. You may not make periodic partial withdrawals from the DCA Advantage Account.

You can elect to receive “Interest Only” periodic partial withdrawals for the interest earned on monies allocated to the Fixed Account. This option is not available for policies issued in the State of New York. If this option is chosen, the $100 minimum for periodic partial withdrawals will be waived. However, you must have at least $5,000 in the Fixed Account at the time of each periodic partial withdrawal, unless we agree otherwise.

It is important to note that any withdrawal reduces the guaranteed amount under the IPP Rider and the policy’s death benefit proportionally.

(d) Hardship Withdrawals

Under certain Qualified Policies, the Plan Administrator (as defined in Code Section 414(g)) may allow, in its sole discretion, certain withdrawals it determines to be “Hardship Withdrawals.” The surrender charge and 10% penalty tax, if applicable, and provisions applicable to partial withdrawals apply to Hardship Withdrawals.

Required Minimum Distribution Option

As of January 1, 2020, the age when required distributions must begin for IRAs, SIMPLE IRAs, SEP IRAs and TSAs has increased from age 70 1⁄2 to 72. This change only applies if you attain age 70 1⁄2 on or after January 1, 2020. For IRAs, SIMPLE IRAs and SEP IRAs, the policyowner is generally not required to elect the required minimum distribution option until April 1st of the year following the calendar year he or she attains age 72. For TSAs, the policyowner is generally not required to elect the required minimum distribution option until April 1st of the year following the later of the calendar year he or she attains age 72 (70 1⁄2 if the policyowner attained age 70 1⁄2 prior to January 1, 2020) or the calendar year he or she retires. For Inherited IRAs, a policyowner who is an Eligible Designated Beneficiary is required to take the first required minimum distribution on or before December 31 of the calendar year following the year of the original owner’s death.

The Coronavirus Aid, Relief and Economic Security Act waives the required minimum distribution rules for calendar year 2020 for (i) plans (including 401(k) plans) qualified under Code Section 401, (ii) defined contribution plans described in Code Sections 403(a) and 403(b), (iii) eligible governmental defined contribution plans described in Code Section 457(b) and (iv) IRAs described in Code Section 408. In addition, distributions which are required to be made in calendar year 2020 by reason of a required beginning date occurring in such calendar year and such distribution not having been made before January 1, 2020 are also waived.

Our Right to Cancel

If we do not receive any premium payments for a period of two years, and both the Accumulation Value of your policy and your total premium payments less any withdrawals and surrender charges are less than $2,000, we reserve the right to terminate your policy subject to any applicable state insurance law or regulation (modified as indicated in Appendix 1 of this Prospectus). We will notify you of our intention to exercise this right and, provided that you are not older than the maximum age for making a premium payment as stated on the Policy Data Page, give you 90 days to make a premium payment. If we terminate your policy, we will pay you the Accumulation Value of your policy in one lump sum.

Annuity Commencement Date

The Annuity Commencement Date is the date specified on the Policy Data Page. The Annuity Commencement Date is the day that Income Payments are scheduled to commence (sometimes referred to as annuitization of the policy) unless the policy has been surrendered or an amount has been paid as proceeds to the designated Beneficiary prior to that date. The earliest possible Annuity Commencement Date is the first Policy Anniversary. If we agree, you may change the Annuity Commencement Date to an earlier date. If we agree, you may also defer the Annuity Commencement Date to a later date, provided that we receive notice in a form acceptable to us (or as required under state law) of the request at least one month before the last selected Annuity Commencement Date. To request to change or defer the Annuity Commencement Date to a later date, subject to the constraints noted above, you must provide notice in a form acceptable to us (or as required under state law) in Good Order to VPSC at one of the addresses listed in Question 16 of this Prospectus.

The Annuity Commencement Date and Income Payment method for Qualified Policies may also be controlled by endorsements, the plan, or applicable law.

Death Before Annuity Commencement

Unless amended by any rider attached to the policy, if the Owner or the Annuitant dies prior to the Annuity Commencement Date, we will pay an amount as proceeds to the designated Beneficiary, as of the date VPSC receives proof of death and all required information in Good Order at one of the addresses listed in Question 16 of this Prospectus. Generally, NYLIAC will not issue a policy to joint owners. However, if NYLIAC makes an exception and issues a jointly owned policy, ownership rights and privileges under the policy must be exercised jointly and benefits under the policy will be paid upon the death of any joint owner. (See “FEDERAL TAX MATTERS—Taxation of Annuities in General.”) For policies owned by a grantor trust, all of whose grantors are individuals, benefits will be paid upon the death of any grantor. The amount will be the greatest of:

(a)	the Accumulation Value, less any outstanding loan balance, less Credits applied within the 12 months immediately preceding death (in states where permitted).

(b)	the sum of all premium payments made, less any outstanding loan balance, partial withdrawals and surrender charges on those partial withdrawals, less any rider charges; or

(c)

the “reset value” plus any additional premium payments and Credits made since the most recent “Reset Anniversary,” unless the Credits occur within the immediately preceding 12 months of death (in states where permitted), less any outstanding loan balance, “proportional withdrawals” made since the most recent Reset Anniversary and any surrender charges applicable to such “proportional withdrawals,” and any rider charges since the last Reset Anniversary.

We recalculate the reset value, with respect to any policy, every year from the Policy Date (“Reset Anniversary”) until you or the Annuitant reaches age 80. For policies owned by a grantor trust, the Reset Value will be recalculated until any grantor reaches age 80. On the first Policy Anniversary, we calculate the reset value by comparing (a) the Accumulation Value; and (b) the total of the premium payments made to the policy, plus any premium Credits less any proportional withdrawals, surrender charges on those withdrawals, less any rider charges. The reset value calculated on the second and subsequent Reset Anniversaries is based on a comparison between (a) the Accumulation Value on the current Reset Anniversary; and (b) the reset value on the prior Reset Anniversary, plus any premium payments and premium Credits since the prior Reset Anniversary, less any proportional withdrawals since the prior Reset Anniversary, surrender charges on those withdrawals, and less any policy service charges or rider charges since the last Reset Anniversary date. The greater of the compared values will be the new reset value.

A proportional withdrawal is an amount equal to the amount withdrawn from the policy divided by the policy’s Accumulation Value immediately preceding the withdrawal, multiplied by a) the total of the premium payments made to the policy prior to the withdrawal, less any proportional withdrawals previously processed and surrender charges on those withdrawals, during the first Policy Year, less any rider charges; or b) the Reset Value as of the last Policy Anniversary plus any additional premium payments made since the last Policy Anniversary, less any proportional withdrawals made since the last Policy Anniversary and surrender changes on those withdrawals, in the second and subsequent Policy Years, less any rider charges.

We have set forth below an example of how the death benefit is calculated annually. In this example, we have assumed the following:

(1)	you purchase a policy with a $200,000 premium payment;

(2)	a Credit of $8,000 is applied to your Policy;

(3)	the Accumulation Value immediately preceding the withdrawal is $250,000;

(4)	a $20,000 withdrawal is made after the second Policy Anniversary;

(5)	the Accumulation Value is $220,000 on the last Policy Anniversary (Reset Anniversary); and

(6)	you die in the third Policy Year and the Accumulation Value of the policy has decreased to $175,000.

The death benefit is the greater of:

(a)	Accumulation Value: $175,000;

(b)	Premium payments less any partial withdrawals: $180,000 ($200,000 - $20,000); or

(c)	Reset value - the greater of:

(a)	Current Accumulation Value: $175,000; and

(b)	Last Reset Value, plus premiums, less withdrawals. That is:
$220,000 + $0 - (($20,000/$250,000)($220,000))
= $220,000 - (0.08)($220,000)
= $220,000 - $17,600
= $202,400

In this example, your Beneficiary(ies) would receive $202,400.

The formula guarantees that the amount we pay will at least equal the sum of all premium payments (less any outstanding loan balance, partial withdrawals and surrender charges on such withdrawals, less any rider charges, independent of the investment experience of the Separate Account. The Beneficiary may receive the amount payable in a lump sum or under any life Income Payment option which is then available. If more than one Beneficiary is named, each Beneficiary will be paid a pro rata portion from each Allocation Option and the DCA Advantage Account in which the policy is invested as of the date we receive proof of death and all requirements necessary to make the payment to that Beneficiary. We will keep the remaining balance in the policy to pay the other Beneficiaries. Due to market fluctuations, the remaining Accumulation Value may increase or decrease and we may pay subsequent Beneficiaries a different amount. Beneficiary(ies) may not make transfers between Investment Divisions of the Separate Account, the Fixed Account or any other investment option that we may offer at any time.

We will make payments in a lump sum to the Beneficiary unless you have elected or the Beneficiary elects otherwise in a signed written notice in Good Order. If such an election is properly made, we will apply all or part of these proceeds:

(i)	under a Life Income Payment option to provide an immediate annuity for the Beneficiary who will be the policyowner and Annuitant; or

(ii)	under another Income Payment option we may offer at the time.

Payments under the annuity or under any other method of payment we make available must be for the life of the Beneficiary, or for a number of years that is not more than the life expectancy of the Beneficiary at the time of the policyowner’s death (as determined for federal tax purposes), and must begin within one year after the policyowner’s death. (See “DISTRIBUTIONS UNDER THE POLICY—Income Payments.”)

If your spouse (as defined under Federal law) is the sole primary Beneficiary, we can pay the proceeds to the surviving spouse if you die before the Annuity Commencement Date or the policy can continue with the surviving spouse as (a) the new policyowner and, (b) the Annuitant, if you were the Annuitant.

We will make any distribution or application of policy proceeds within 7 days after VPSC receives all documents (including documents necessary to comply with federal and state tax law) in connection with the event or election that causes the distribution to take place at one of the addresses listed in Question 16 of this Prospectus, subject to postponement in certain circumstances. (See “DISTRIBUTIONS UNDER THE POLICY—Delay of Payments.”)

Income Payments

(a) Election of Income Payment Options

On the Annuity Commencement Date, the Accumulation Value will be applied to provide a monthly Income Payment. We will make Income Payments under the Life Income – Guaranteed Period Payment Option (See “ANNUITY PAYMENTS” in the Statement of Additional Information.) However, on or before the Annuity Commencement Date, you can elect to receive Income Payments under such other option we may offer at that time where permitted by state laws. We will require that a lump sum payment be made if the Accumulation Value is an amount that would provide Income Payments of less than $20 a month on the Annuity Commencement Date. If you do not want the Life Income – Guaranteed Period Payment Option, you may change the Income Payment option or request any other method of payment we agree to at any time before the Annuity Commencement Date. To change the Income Payment option or to request another method of payment prior to the Annuity Commencement Date, you must send a written request in Good Order to VPSC at one of the addresses listed in Question 16 of this Prospectus. However, once payments begin, you may not change the option. If a life Income Payment option is chosen, we may require proof of birth date before Income Payments begin. For Income Payment options involving life income, the actual age of the Annuitant(s) will affect the amount of each payment. Since payments based on older Annuitants are expected to be fewer in number, the amount of each annuity payment should be greater. We will make payments under the Life Income – Guaranteed Period Payment Option in the same specified amount and over the life of the Annuitant(s) with a guarantee of 10 years of payments, even if an Annuitant dies sooner. NYLIAC does not currently offer variable Income Payment options.

Effective for amounts received in taxable years beginning after December 31, 2010, a policyholder may elect to apply a portion of the Accumulation Value toward one of the Income Payment options we may offer, while the remainder of the policy continues to accumulate income on a tax-deferred basis. This is called a partial annuitization. A partial annuitization will reduce the benefits provided under the policy. The Accumulation Value will be reduced by the amount placed under one of the Income Payment options we may offer. Under a partial annuitization, the policy’s Accumulation Value, any riders under the policy and any charges assessed will be treated the same as they would under any other withdrawal from the policy’s Accumulation Value, except that surrender charges will not be assessed. (See “FEDERAL TAX MATTERS.”)

It is important to note that partial annuitizations reduce the guaranteed amount under the IPP Rider and the policy’s death benefit proportionally.

Under Income Payment options involving life income, the Payee may not receive Income Payments equal to the total premium payments made under the policy if the Annuitant dies before the actuarially predicted date of death. We base Income Payment options involving life income on annuity tables that vary on the basis of gender, unless the policy was issued under an employer sponsored plan or in a state which requires unisex rates.

Taxable Income Payments may be subject to an additional 3.8 percent tax on net investment income. (See “FEDERAL TAX MATTERS—3.8 Percent Tax on Certain Investment Income.”)

(b) Proof of Survivorship

We may require satisfactory proof of survival from time to time, before we pay any Income Payments or other benefits. We will request the proof at least 30 days prior to the next scheduled payment date.

Delay of Payments

We will pay any amounts due from the Separate Account under the policy within seven (7) days of the date VPSC receives all documents (including documents necessary to comply with federal and state tax law) in connection with a payment request at one of the addresses listed in Question 16 of this Prospectus.

Situations where payment may be delayed:

1.	We may delay payment of any amounts due from the Separate Account under the policy and transfers among Investment Divisions during any period that:

(a)

The New York Stock Exchange (“NYSE”) is closed, for other than usual weekends or holidays; trading is restricted by the Securities and Exchange Commission (SEC); or the SEC declares that an emergency exists;

(b)	The SEC, by order, permits us to delay payment in order to protect our policyowners; or

(c)	The check used to pay the premium has not cleared through the banking system. This may take up to fifteen (15) days.

2.

We may delay payment of any amounts due from the Fixed Account and/or the DCA Advantage Account. When permitted by law, we may defer payment of any partial withdrawal or full surrender request for up to six months from the date of surrender from the Fixed Account and/or the DCA Advantage Account. We will pay interest of at least 3.5% per year on any partial withdrawal or full surrender request deferred for 30 days or more.

3.

Federal laws made to combat terrorism and prevent money laundering by criminals might, in certain circumstances, require us to reject a premium payment and/or “freeze” a policy. If these laws apply in a particular policy(ies), we would not be allowed to pay any request for transfers, partial withdrawals, surrenders or death benefits. If a policy or an account is frozen, the Accumulation Value would be moved to a special segregated interest-bearing account and held in that account until we receive instructions from the appropriate federal regulator.

Designation of Beneficiary

You may select one or more Beneficiaries and name them in the application. Thereafter, before the Annuity Commencement Date and while the Annuitant is living, you may change the Beneficiary by written notice in Good Order sent to one of the addresses listed in Question 16 of this Prospectus, at www.newyorklife.com, or you can utilize any other method we make available. If before the Annuity Commencement Date, the Annuitant dies before you and no Beneficiary for the proceeds or for a stated share of the proceeds survives, the right to the proceeds or shares of the proceeds passes to you. If you are the Annuitant, the proceeds pass to your Beneficiary.

If no Beneficiary for any amount payable, or for a stated share, survives you, the right to this amount or this share will pass to your estate. Payment of the proceeds will be made in a single sum to your estate. If any Beneficiary dies at the same time as you, or within fifteen (15) days after your death, but before we receive proof of death and all claim information in Good Order, we will pay any amount payable as though the Beneficiary died first.

Every state has unclaimed property laws, which generally declare an annuity policy to be abandoned after a period of inactivity of three to five years from the policy’s maturity date or the date the death benefit is due and payable. If, after a thorough search, we are unable to locate you after your policy’s Annuity Commencement Date, or if we are unable to locate your Beneficiary if you die before the Annuity Commencement Date, or you or the Beneficiary do not come forward to claim the policy proceeds or death benefit in a timely manner, the proceeds or death benefit may be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or the annuitant last resided, as shown on our books and records, or to Delaware (our state of domicile). This escheatment is revocable, however, and the state is obligated to pay back the escheated amount if you or your beneficiary steps forward to claim it with the proper documentation. To prevent such escheatment, it is important that you update your Beneficiary designation, including addresses, if and as they change. Please contact us at 1-800-598-2019, or send written notice to one of the addresses in Question 16 of the Prospectus.

Restrictions Under Code Section 403(b)(11)

With respect to 403(b) TSAs, distributions attributable to salary reduction contributions made in years beginning after December 31, 1988 (including the earnings on these contributions), as well as to earnings in such years on salary reduction accumulations held as of the end of the last year beginning before January 1, 1989, may not begin before the employee attains age 59 1⁄2, has a severance from employment, dies or becomes disabled. The Code section 403(b) plan may also provide for distribution in the case of hardship. However, hardship distributions are limited to amounts contributed by salary reduction. The earnings on such amounts may not be withdrawn. Even though a distribution may be permitted under these rules (e.g., for hardship or due to a severance from employment), it may still be subject to a 10% additional income tax as a premature distribution.

Under the final Code section 403(b) regulations, which the Department of Treasury published on July 26, 2007, employer contributions made to Code section 403(b) TSA contracts will be subject to new withdrawal restrictions. Under the new rules, amounts attributable to employer contributions to a Code section 403(b) TSA contract that is issued after December 31, 2008 may not be distributed earlier than the earliest of severance from employment or upon the occurrence of a certain event, such as after a fixed number of years, the attainment of a stated age, or disability. These new withdrawal restrictions do not apply to Code section 403(b) TSA contracts issued before January 1, 2009.

Under the terms of your Code section 403(b) plan, you may have the option to invest in other funding vehicles, including Code section 403(b)(7) custodial accounts. You should consult your plan document to make this determination.

Loans

Loans are available only if you have purchased your policy in connection with a 403(b) plan and may not be available in all states for plans subject to the Employment Retirement Income Security Act of 1974 (ERISA). To request a TSA loan, you must send a written request in Good Order to VPSC. If your address or bank account information has been on file with us for less than 30 days, we may require additional verification of your identity, in Good Order, before we will process a request to send loan proceeds electronically to that bank account or through the mail to that address. Under your 403(b) policy, you may borrow against your policy’s Accumulation Value prior to the Annuity Commencement Date. Unless we agree otherwise, only one loan may be outstanding at a time. There must be a minimum Accumulation Value of $5,000 in the policy at the time of the loan. The minimum loan amount is $500. The maximum loan that you may take is the lesser of: (a) 50% of the policy’s Accumulation Value on the date of the loan or (b) $50,000 minus your highest outstanding principal balance in the previous 12 months from your policy and any qualified employer plan (as defined under Sections 72(p)(4) and 72(p)(2)(D) of the Code). Please note that adverse tax consequences could result from your failure to comply with this limitation. NYLIAC, and its affiliates and agents do not provide legal or tax advice nor assume responsibility or liability for any legal or tax consequences of any TSA loan taken under a 403(b) policy or the compliance of such loan with the Code limitations set forth in this paragraph or for determining whether any plan or loan is subject to and/or complies with ERISA.

We withdraw a loan processing fee of $25 from the Accumulation Value on a pro rata basis, unless prohibited by applicable state law or regulation. If on the date of the loan you do not have a Fixed Accumulation Value equal to at least 125% (110% in New York) of the loan amount, we will transfer sufficient Accumulation Value from the Investment Divisions and/or DCA Advantage Account on a pro rata basis so that the Fixed Accumulation Value equals 125% (110% in New York) of the loan amount. While a loan is outstanding, you may not make partial withdrawals or transfers which would reduce the Fixed Accumulation Value to an amount less than 125% (110% in New York) of the outstanding loan balance.

For all loans, of the assets being held in the Fixed Account to secure 125% (110% in New York) of the loan amount, the interest rate credited to the amount representing the outstanding loan balance will be 2% less than the interest rate charged on the loan. The additional 25% (10% in New York) being held in the Fixed Account to secure the loan will be credited with the current declared interest rate for both non-ERISA and ERISA subject plans. The credited interest rate will always be at least equal to the minimum guaranteed interest rate stated on the Policy Data Page.

For plans subject to ERISA, interest charged will be based on the Prime Rate, as reported in the Wall Street Journal on the first Business Day of a calendar year or the Moody’s Corporate Bond Yield Average as of two months before the date the rate is determined. The rate is determined on the first Business Day of the calendar year. We will assess interest in arrears as part of the periodic loan repayments.

You must repay the loan on a periodic basis not less frequent than quarterly and over a period no greater than five years from the date it is taken. If a loan repayment is in default we will withdraw the amount in default from the Fixed Accumulation Value to the extent permitted by federal income tax rules. We will take such a repayment on a first-in, first-out (FIFO) basis from amounts allocated to the Fixed Account.

We permit loans to acquire a principal residence under the same terms described above, except that:

(a)	the minimum loan amount is $5,000; and

(b)	repayment of the loan amount may be extended to a maximum of twenty-five years.

We deduct any outstanding loan balance including any accrued interest from the Fixed Accumulation Value prior to payment of a surrender or the commencement of the annuity benefits. On death of the policyowner or Annuitant, we deduct any outstanding loan balance from the Fixed Accumulation Value as a partial withdrawal as of the date we receive the notice of death.

Loans are subject to the terms of the policy, your 403(b) plan and the Code, which may impose restrictions upon them. We reserve the right to suspend, modify, or terminate the availability of loans under this policy at any time. However, any action taken by us will not affect already outstanding loans. We also deduct any outstanding loan balance from the Fixed Accumulation Value as a partial withdrawal upon default of a loan repayment, including any applicable surrender charges.

THE FIXED ACCOUNT

The Fixed Account is backed by assets in NYLIAC’s general account, which includes all of NYLIAC’s assets except those assets specifically allocated to NYLIAC’s separate accounts. NYLIAC has sole discretion to invest the assets of the Fixed Account subject to applicable law. The Fixed Account is not registered under the federal securities laws and is generally not subject to their provisions. Therefore, generally you do not have the benefits and protections of these statutes for amounts allocated to the Fixed Account. These disclosures regarding the Fixed Account may be subject to certain applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

(a) Interest Crediting

NYLIAC guarantees that it will credit interest at an annual effective rate of at least the minimum guaranteed interest rate stated on the Policy Data Page of your policy, to amounts allocated or transferred to the Fixed Account under the policies. Please see your Policy’s Data Page for the guaranteed minimum interest rate applicable to your policy. We credit interest on a daily basis. NYLIAC may, at its sole discretion, credit a higher rate or rates of interest to amounts allocated or transferred to the Fixed Account.

Interest rates will be set on the anniversary of each premium payment or transfer. All premium payments, any Credit thereon, and additional amounts (including transfers from other Investment Divisions) allocated to the Fixed Account, plus prior interest earned on such amounts, will receive their applicable interest rate for one-year periods from the anniversary on which the allocation or transfer was made.

(b) Transfers Between the Fixed Account and Investment Divisions or an Asset Allocation Model

You may transfer amounts from the Fixed Account to the Investment Divisions or an available Asset Allocation Model up to 30 days prior to the Annuity Commencement Date, subject to the following conditions.

1.

The maximum amount you are allowed to transfer from the Fixed Account to the Investment Divisions or an available Asset Allocation Model during any Policy Year is 20% of the Fixed Account Accumulation Value as of the beginning of each Policy Year.

2.

The minimum amount that you may transfer from the Fixed Account to the Investment Divisions or an available Asset Allocation Model is the lesser of (i) $500 or (ii) 20% of the Fixed Account Accumulation value at the beginning of the Policy Year. Additionally, the remaining value in the Fixed Account must be at least $500. If, after a contemplated transfer, the remaining values in the Fixed Account would be less than $500, that amount must be included in the transfer, unless NYLIAC in its discretion permits otherwise. We determine amounts transferred from the Fixed Account on a first-in, first-out (FIFO) basis, for purposes of determining the rate at which we credit interest on amounts remaining in the Fixed Account.

Except as part of an existing request relating to the traditional Dollar Cost Averaging option or the Interest Sweep option, you may not transfer money into the Fixed Account if you made a transfer out of the Fixed Account during the previous six-month period.

You must make transfer requests in writing in Good Order and sent to VPSC at one of the addresses listed in Question 16 of this Prospectus, by telephone in accordance with established procedures or through our online service at www.newyorklife.com. Faxed and e-mailed requests are not currently accepted, however, we reserve the right to accept them at our discretion.

We will deduct partial withdrawals from, and apply any surrender charges to, the Fixed Account on a FIFO basis (i.e., from any value in the Fixed Account attributable to premium payments or transfers from Investment Divisions or an available Asset Allocation Model in the same order in which you allocated such payments or transfers to the Fixed Account during the life of the policy).

THE DCA ADVANTAGE ACCOUNT

Like the Fixed Account, the DCA Advantage Accounts are held in NYLIAC’s general account. The DCA Advantage Accounts are not registered under the federal securities laws. The information contained in the first paragraph under “THE FIXED ACCOUNT” applies equally to the DCA Advantage Account.

NYLIAC will set interest rates in advance for each date on which we may receive a premium payment to a DCA Advantage Account. We will never declare less than the minimum guaranteed interest rate stated on the Policy Data Page of your policy. If you choose to allocate your initial premium payment to the DCA Advantage Account, the initial premium, and any subsequent premium payments we receive for an initial DCA Advantage Account that is already open, will earn interest at the rate in effect on the date you signed your application. If an additional premium payment is allocated to the DCA Account after the duration of the initial account has expired, the DCA Advantage Account will be re-activated and will earn interest at the rate in effect on the Business Day we receive the premium payment. Premium Credits will receive the applicable interest rate in effect on the Business Day we receive the premium payment. Interest rates for subsequent premium payments made into a DCA Advantage Account may be different from the rate applied to prior premium payments made into a DCA Advantage Account.

The annual effective rate that we declare is credited only to amounts remaining in a DCA Advantage Account. We credit the interest on a daily basis. Because money is periodically transferred out of a DCA Advantage Account, amounts in a DCA Advantage Account will not achieve the declared annual effective rate. Please note that interest credited under a DCA Advantage Account will exceed the actual investment earnings of NYLIAC less appropriate risk and expense adjustments. Excess interest amounts credited to a DCA Advantage Account will be recovered by fees and charges associated with the Investment Divisions in later Policy Years. The interest credited in later Policy Years may be less than that for the first Policy Year.

FEDERAL TAX MATTERS

Introduction

The following discussion is general and is not intended as tax advice. We issue both Qualified and Non-Qualified Policies. Both types of policies offer tax-deferred accumulation. A Non-Qualified Policy can provide for retirement income other than through a tax-qualified plan. Qualified Policies are designed for use by individuals in retirement plans which are intended to qualify as plans qualified for special income tax treatment under Sections 219, 403(b), 408 or 408A of the Code. The ultimate effect of federal income taxes on the Accumulation Value, on Income Payments and on the economic benefit to you, the Annuitant or the Beneficiary depends on the type of retirement plan for which the Qualified Policy is purchased, on the tax and employment status of the individual concerned and on NYLIAC’s tax status. The following discussion assumes that Qualified Policies are used in retirement plans that qualify for the special federal income tax treatment described above. This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under a policy. Any person concerned about these tax implications should consult a tax adviser before making a premium payment. This discussion is based upon NYLIAC’s understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service. We cannot predict the likelihood of continuation of the present federal income tax laws or of the current interpretations by the Internal Revenue Service, which may change from time to time without notice. Any such change could have retroactive effects regardless of the date of enactment. Moreover, this discussion does not take into consideration any applicable state or other tax laws except with respect to the imposition of any state premium taxes. We suggest you consult with your tax adviser.

Taxation of Annuities in General

The following discussion assumes that the policies will qualify as annuity contracts for federal income tax purposes. The Statement of Additional Information discusses such qualifications.

Section 72 of the Code governs taxation of annuities in general. NYLIAC believes that an annuity policyowner generally is not taxed on increases in the value of a policy until distribution occurs either in the form of a lump sum received by withdrawing all or part of the Accumulation Value (i.e., surrenders or partial withdrawals) or as Income Payments under the Income Payment option elected. The exception to this rule is that generally, a policyowner of any deferred annuity policy who is not a natural person must include in income any increase in the excess of the policyowner’s Accumulation Value over the policyowner’s investment in the contract during the taxable year. However, there are some exceptions to this exception. You may wish to discuss these with your tax counsel. The taxable portion of a distribution (in the form of an annuity or lump sum payment) is generally taxed as ordinary income. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the Accumulation Value generally will be treated as a distribution.

In the case of a withdrawal or surrender distributed to a participant or Beneficiary under a Qualified Policy, a ratable portion of the amount received is taxable, generally based on the ratio of the investment in the contract to the total policy value. The “investment in the contract” generally equals the portion, if any, of any premium payments paid by or on behalf of an individual under a policy which is not excluded from the individual’s gross income. For policies issued in connection with qualified plans, the “investment in the contract” can be zero. The law requires the use of special simplified methods to determine the taxable amount of payments that are based in whole or in part on the Annuitant’s life and that are paid from TSAs.

Generally, in the case of a withdrawal under a Non-Qualified Policy before the Annuity Commencement Date, amounts received are first treated as taxable income to the extent that the Accumulation Value immediately before the withdrawal exceeds the “investment in the contract” at that time. Any additional amount withdrawn is not taxable. On the other hand, upon a full surrender of a Non-Qualified Policy, if the “investment in the contract” exceeds the Accumulation Value (less any surrender charges), the loss is treated as an ordinary loss for federal income tax purposes. However, limitations may apply to the amount of the loss that may be deductible.

Although the tax consequences may vary depending on the Income Payment option elected under the policy, in general, only the portion of the Income Payment that represents the amount by which the Accumulation Value exceeds the “investment in the contract” will be taxed. After the investment in the Policy is recovered, the full amount of any additional Income Payments is taxable. For fixed Income Payments, in general, there is no tax on the portion of each payment which represents the same ratio that the “investment in the contract” bears to the total expected value of the Income Payments for the term of the payments. However, the remainder of each Income Payment is taxable until the recovery of the investment in the contract, and thereafter the full amount of each annuity payment is taxable. If death occurs before full recovery of the investment in the contract, the unrecovered amount may be deducted on the Annuitant’s final tax return.

Effective for amounts received in taxable years beginning after December 31, 2010, a policyowner may elect to apply a portion of the Accumulation Value towards one of the Income Payment options we may offer, while the remainder of the policy continues to accumulate income on a tax-deferred basis. This is called a partial annuitization. If a policyowner chooses to partially annuitize a policy, the resulting payments will be taxed as fixed Income Payments described above, only if such payments are received for one of the following periods: (1) the annuitant’s life (or the lives of the joint annuitants, if applicable), or (2) a period of 10 years or more. Provided such requirements are met, the “investment in the contract” will be allocated pro rata between each portion of the policy from which amounts are received as an annuity and the portion of the policy from which amounts are not received as an annuity.

In the case of a distribution, a penalty tax equal to 10% of the amount treated as taxable income may be imposed. The penalty tax is not imposed in certain circumstances, including, generally, distributions: (1) made on or after the date on which the policyowner attains age 59 1⁄2, (2) made as a result of the policyowner’s (or, where the policyowner is not an individual, the Annuitant’s) death, (3) made as a result of the policyowner’s disability, (4) which are part of a series of substantially equal periodic payments (at least annually) made for the life (or life expectancy) of the policyowner or the joint lives (or joint life expectancies) of the policyowner and his or her designated beneficiary, or (5) received from an Inherited IRA. Other tax penalties may apply to certain distributions pursuant to a Qualified Policy. For more details regarding this penalty tax and other exemptions that may be applicable, including those related to COVID-19, please consult a tax adviser.

All non-qualified, deferred annuity contracts issued by NYLIAC (or its affiliates) to the same policyowner during any calendar year are to be treated as one annuity contract for purposes of determining the amount includible in an individual’s gross income. In addition, there may be other situations in which the Treasury Department may conclude (under its authority to issue regulations) that it would be appropriate to aggregate two or more annuity contracts purchased by the same policyowner. Accordingly, a policyowner should consult a tax adviser before purchasing more than one policy or other annuity contract.

A transfer of ownership of a policy, or designation of an Annuitant or other Beneficiary who is not also the policyowner, may result in certain income or gift tax consequences to the policyowner. A policyowner contemplating any transfer or assignment of a policy should consult a tax adviser with respect to the potential tax effects of such a transaction.

3.8 Percent Tax on Certain Investment Income

In general, a tax of 3.8 percent will apply to net investment income (“NII”) received by an individual taxpayer to the extent his or her modified adjusted gross income (“MAGI”) exceeds certain thresholds (e.g., $250,000 in the case of taxpayers filing jointly, $125,000 in the case of a married taxpayer filing separately and $200,000 in the case of other individual taxpayers). For this purpose, NII includes (i) gross income from various investments, including gross income received with respect to annuities that are not held through a tax-qualified plan (e.g., a traditional IRA or Section 403(b) plan) and (ii) net gain attributable to the disposition of property. Such NII (as well as gross income from tax qualified plans) will also increase a taxpayer’s MAGI for purposes of the taxable thresholds described above. This tax also applies to trusts and estates under a special set of rules. In 2012 the IRS and the Treasury Department issued guidance regarding this new tax in the form of proposed regulations, which were finalized in 2013. You should consult your tax advisor to determine the applicability of this tax in your individual circumstances and with respect to any amount received in connection with the surrender of the policy, distributions or withdrawals from the policy or the exercise of other rights and features under this annuity contract.

Partial Section 1035 Exchanges

Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract or a long-term care insurance policy. The IRS has issued guidance which provides that the direct transfer of a portion of an annuity contract into another annuity contract can qualify as a tax-free exchange, provided that no amounts (other than annuity payments made for life or for a term of at least 10 years) are distributed from either contract involved in the exchange for 180 days following the date of the transfer. If a taxpayer takes a distribution during this 180-day waiting period, the IRS guidance provides that the IRS will apply general tax principles to determine the tax treatment of the transfer and/or the distribution (e.g., in appropriate circumstances, as taxable “boot” or as a taxable distribution, effectively negating the tax-free exchange).

This IRS guidance, however, does not address the tax treatment of a partial exchange of an annuity contract for a long-term care insurance policy. Although we believe that taking a distribution or withdrawal from the Contract described in this prospectus within 180 days of a partial exchange of such Contract for a long-term care insurance policy should not cause such prior partial exchange to be treated as taxable, there can be no assurance that the IRS will not expand the 180-day rule described above to partial exchanges of an annuity contract for a long-term care insurance policy, or that the IRS will not provide other guidance with respect to such partial exchanges. If you contemplate such an exchange, you should consult a tax advisor to discuss the potential tax effects of such a transaction.

Qualified Policies

Qualified Policies are designed for use with retirement plans that qualify for special federal income tax treatment under Sections 219, 403(b), 408, and 408A of the Code. The tax rules applicable to participants and beneficiaries in these plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions (including special rules for certain lump sum distributions to individuals who attained the age of 50 by January 1, 1986). Adverse tax consequences may result from contributions in excess of specified limits, distributions prior to age 59 1⁄2 (subject to certain exceptions), distributions that do not conform to specified minimum distribution rules and in certain other circumstances. Therefore, this discussion only provides general information about the use of Qualified Policies with the plans described below. Policyowners and participants under these plans, as well as Annuitants and Beneficiaries are cautioned that the rights of any person to any benefits under the plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the policy issued in connection with the plan. Purchasers of Qualified Policies should seek legal and tax advice regarding the suitability of the policy.

(a) 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase annuity policies for their employees are excludible from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes.

Important Information Regarding Final Code Section 403(b) Regulations

On July 26, 2007, the Department of the Treasury published final Code section 403(b) regulations that were largely effective on January 1, 2009. These comprehensive regulations include several new rules and requirements, such as a requirement that employers maintain their Code section 403(b) plans pursuant to a written plan. The final regulations, subsequent IRS guidance, and the terms of the written plan and/or the written information sharing agreement between the employer and NYLIAC may impose new restrictions on both new and existing Code section 403(b) TSA contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased.

Prior to the effective date of the final regulations, IRS guidance applicable to tax-free transfers and exchanges of Code section 403(b) TSA contracts or custodial accounts became effective September 25, 2007, replacing existing rules under IRS Revenue Ruling 90-24 previously applicable to such transfers and exchanges (a “90-24 transfer”). Under this guidance, transfers and exchanges (both referred to below as “transfers”) are available only to the extent permitted under the employer’s written Code section 403(b) plan.

Transfers occurring after September 24, 2007 that do not comply with this guidance can result in the applicable contract becoming taxable on January 1, 2009, or the date of the transfer, whichever is later. If you make a transfer to a contract or custodial account that is not part of the employer’s Code section 403(b) plan (other than a transfer to a different plan), and the contract provider and employer fail to enter into an information sharing agreement by January 1, 2009, the transfer would be considered a “failed” transfer, resulting in the applicable contract becoming subject to tax. Additional guidance issued by the IRS generally permits a failed transfer to be corrected no later than June 30, 2009, by re-transferring to a contract or custodial account that is part of the employer’s Code section 403(b) plan and/or that is subject to an information-sharing agreement with the employer.

In general, certain contracts originally established by a 90-24 transfer prior to September 25, 2007, are exempt (or grandfathered) from some of the requirements of the final regulations; provided that no salary reduction or other contributions have ever been made to such contracts, and that no additional transfers are made to such contracts on or after September 25, 2007. Further, contracts that are not grandfathered are generally required to be part of, and subject to the requirements of, an employer’s written Code section 403(b) plan no later than by January 1, 2009.

The new rules in the final regulations generally do not affect a participant’s ability to transfer some or all of a Code section 403(b) TSA contract to a state-defined benefit plan to purchase service credits, where such a transfer is otherwise consistent with applicable rules and requirements and with the terms of the employer’s plan.

You should discuss with your tax advisor the final Code section 403(b) regulations and other applicable IRS guidance in order to determine the impact they may have on any existing Code section 403(b) TSA contracts that you may own and/or on any Code section 403(b) TSA contract that you may consider purchasing.

(b) Individual Retirement Annuities. Sections 219 and 408 of the Code permit individuals or their employers to contribute to an individual retirement program known as an “Individual Retirement Annuity” or “IRA”, including an employer-sponsored Simplified Employee Pension or “SEP”. Individual Retirement Annuities are subject to limitations on the amount which may be contributed and deducted and the time when distributions may commence. In addition, distributions from certain other types of qualified plans may be placed into IRAs on a tax-deferred basis.

(c) Roth Individual Retirement Annuities. Section 408A of the Code permits individuals with incomes below a certain level to contribute to an individual retirement program known as a “Roth Individual Retirement Annuity” or “Roth IRA.” Roth IRAs are subject to limitations on the amount that may be contributed. Contributions to Roth IRAs are not deductible, but distributions from Roth IRAs that meet certain requirements are not included in gross income. Individuals generally may convert their existing non-Roth IRAs into Roth IRAs. Beginning in 2008, a direct rollover may also be made from an eligible retirement plan other than a non-Roth IRA (such as a qualified retirement plan, section 403(b) tax sheltered annuity, or eligible governmental section 457 plan) to a Roth IRA provided applicable requirements are met. Such conversions and rollovers will be subject to income tax at the time of conversion or rollover.

(d) Inherited IRAs. This policy may also be issued as an inherited IRA if, after the death of the owner of an IRA, the named Beneficiary (other than the IRA owner’s spouse) directs that the IRA death proceeds be transferred to a new policy issued as an Inherited IRA. Beginning in 2007, a non-spouse beneficiary of an eligible retirement plan (such as a qualified retirement plan, section 403(b) tax sheltered annuity, or eligible governmental section 457 plan) may, if all applicable requirements are met, directly rollover a distribution from such plan into an Inherited IRA. The named Beneficiary of the original IRA policy or eligible retirement plan (as the case may be) will become the Annuitant under the Inherited IRA and may generally exercise all rights under the Inherited IRA policy, including the right to name his or her own Beneficiary in the event of death.

Special tax rules apply to an Inherited IRA. The tax law does not permit additional premiums to be contributed to an Inherited IRA policy. Also, in order to avoid certain income tax penalties, a Required Minimum Distribution (“RMD”) must be withdrawn each year from an inherited IRA policy. The first RMD must be taken on or before December 31 of the calendar year following the year of the original IRA owner’s or eligible retirement plan participants’ death. The Coronavirus Aid, Relief and Economic Security (CARES) Act waives required minimum distributions for 2020. See the discussion under DISTRIBUTIONS UNDER THE POLICY — REQUIRED MINIMUM DISTRIBUTION OPTION — for more information. The penalty tax equals 50% of the excess of the RMD amount over the amounts, if any, actually withdrawn from the Inherited IRA during the calendar year. With respect to IRA owners and defined contribution plan participants who die on or after January 1, 2020, any individual policyowner who is not an “Eligible Designated Beneficiary” must withdraw the entire account value by the end of the tenth year following the year of death. Eligible Designated Beneficiaries may withdraw the account value over their lives or a period not exceeding their life expectancies. Eligible Designated Beneficiaries include spouses, minor children (until they reach the age of majority), someone who is disabled or chronically ill (including certain trusts for the disabled or chronically ill), or an individual not more than 10 years younger than the original IRA owner or plan participant.

(e) SIMPLE IRAs. SIMPLE IRAs permit certain small employers to establish SIMPLE IRA plans as provided by Section 408(p) of the Code, under which employees may elect to defer to a Simple IRA a percentage of compensation up to $13,500 for 2020 (and thereafter, adjusted for cost-of-living increases in accordance with the Code). Employees who attain age 50 or over by the end of the relevant calendar year may also elect to make an additional catch-up contribution. Such additional contribution may be up to $3,000 for 2020 (and thereafter adjusted for cost-of-living increases in accordance with the Code). The sponsoring employer is generally required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRAs are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, distributions prior to age 59 1⁄2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee’s participation in the SIMPLE IRA plan. All references in this Prospectus to the 10% penalty tax should be read to include this limited 25% penalty tax if your Qualified Policy is used as a SIMPLE IRA.

The Qualified Policies are subject to the RMD rules under Code section 401(a)(9) and the regulations issued thereunder. Under these rules, generally, distributions under your Qualified Policy must begin no later than the beginning date required by the Internal Revenue Service (“IRS”). The beginning date is determined by the type of Qualified Policy that you own. For each calendar year that an RMD is not timely made, a 50% excise tax is imposed on the amount that should have been distributed, but was not. The Coronavirus Aid, Relief and Economic Security (CARES) Act waives required minimum distributions for 2020. See the discussion under DISTRIBUTIONS UNDER THE POLICY — REQUIRED MINIMUM DISTRIBUTION OPTION — for more information.

Unless the distributions are made in the form of an annuity that complies with Code section 401(a)(9) and the regulations issued thereunder, the minimum amount required to be distributed for each calendar year is generally determined by dividing the value of the Qualified Policy as of the end of the prior calendar year by the applicable distribution period (determined under IRS tables).

Beginning in 2006, regulations under Code section 401(a)(9) provide a new method for calculating the amount of RMDs from Qualified Policies. Under these regulations, during the accumulation phase of the Qualified Policy, the actuarial present value of certain additional benefits provided under the policy (such as guaranteed death benefits) must be taken into account in calculating the value of the Qualified Policy for purposes of determining the annual RMD for the Qualified Policy. As a result, under these regulations, it is possible that, after taking account of the value of such benefits, there may not be sufficient Accumulation Value to satisfy the applicable RMD requirement. This generally will depend on the investment performance of your policy. You may need to satisfy such RMD from other tax-qualified plans that you own. You should consult with your tax advisor regarding these requirements and the implications of purchasing any riders or other benefits in connection with your Qualified Policy.

Taxation of Death Benefits

The tax treatment of amounts distributed from your contract upon the death of the policyowner or annuitant depends on whether the policyowner or annuitant dies before or after the Annuity Commencement Date. If death occurs prior to the Annuity Commencement Date, and the Beneficiary receives payments under an annuity payout option, the benefits are generally taxed in the manner described above for annuity payouts. If the benefits are received in a lump sum, they are taxed to the extent they exceed the remaining investment in the contract. If death occurs after the Annuity Commencement Date, amounts received by the Beneficiary are not taxed until they exceed the remaining investment in the contract.

DISTRIBUTION AND COMPENSATION ARRANGEMENTS

NYLIFE Distributors LLC (“NYLIFE Distributors”), the underwriter and distributor of the policies, is registered with the SEC and the Financial Industry Regulatory Authority, Inc. (FINRA) as a broker-dealer. The firm is an indirect wholly-owned subsidiary of New York Life, and an affiliate of NYLIAC. Its principal business address is 30 Hudson Street, Jersey City, New Jersey 07302.

The policies are sold by registered representatives of NYLIFE Securities, LLC (“NYLIFE Securities”), a broker- dealer that is an affiliate of NYLIFE Distributors. Your registered representative is also a licensed insurance agent with NYLIAC. He or she may be qualified to offer other forms of life insurance, annuities, and other investment products. In certain circumstances, NYLIFE Securities registered representatives can sell both products manufactured and issued by New York Life or its affiliates and products provided by other companies.

NYLIFE Securities and in turn your registered representative, receive compensation for selling you this policy or any other investment product. Compensation may consist of commissions, asset-based compensation, allowances for expenses, and other compensation programs. The amount of compensation will vary depending on the policy, the age of the Owner and whether the source of funds is from an internal exchange. Differing compensation arrangements have the potential to influence the recommendation made by your registered representative or broker-dealer.

The maximum commission and expense allowance paid to NYLIFE Securities registered representatives is typically 5% of all premiums received.

The total commissions paid for New York Life Premium Plus Variable Annuity policies during the fiscal years ended December 31, 2019, 2018 and 2017, were $392,831, $373,914 and $457,884, respectively.

The total commissions paid for New York Life Premium Plus II Variable Annuity policies during the fiscal years ended December 31, 2019, 2018 and 2017, were $123,344, $184,574 and $218,167, respectively.

NYLIFE Distributors did not retain any of these commissions. The policies are sold and premium payments are accepted on a continuous basis.

New York Life also has other compensation programs where managers and employees involved in the sales process receive additional compensation related to the sale of products manufactured and issued by New York Life or its affiliates.

NYLIFE Securities registered representatives can qualify to attend New York Life-sponsored educational, training, and development conferences based on the sales they make of life insurance, annuities, and investment products during a particular twelve-month period. In addition, qualification for recognition programs sponsored by New York Life depends on the sale of products manufactured and issued by New York Life or its affiliates.

VOTING RIGHTS

The Funds are not required to and typically do not hold routine annual stockholder meetings. Special stockholder meetings will be called when necessary. To the extent required by law, NYLIAC will vote the Eligible Portfolio shares held in the Investment Divisions at special shareholder meetings of the Funds in accordance with instructions we receive from persons having voting interests in the corresponding Investment Division. If, however, the federal securities laws are amended, or if NYLIAC’s present interpretation should change, and as a result, NYLIAC determines that it is allowed to vote the Eligible Portfolio shares in its own right, we may elect to do so.

We may, if required by state insurance regulations, disregard voting instructions if they would require shares to be voted so as to cause a change in the sub-classification or investment objectives of one or more of the available Investment Divisions or to approve or disapprove an investment advisory contract for a Fund. In addition, we may disregard voting instructions that would require changes in the investment policy or investment adviser of one or more of the Funds associated with the available Investment Divisions, provided that we reasonably disapprove such changes in accordance with applicable federal or state regulations. If we disregard policyowner voting instructions, we will advise policyowners of our action and the reasons for such action in the next available annual or semi-annual report.

Prior to the Annuity Commencement Date, you hold a voting interest in each Investment Division to which you have money allocated. We will determine the number of votes which are available to you by dividing the Accumulation Value attributable to an Investment Division by the net asset value per share of the applicable Eligible Portfolios. We will calculate the number of votes which are available to you separately for each Investment Division. We will determine that number by applying your percentage interest, if any, in a particular Investment Division to the total number of votes attributable to the Investment Division.

We will determine the number of votes of the Eligible Portfolio which are available as of the date established by the Portfolio of the relevant Fund. Voting instructions will be solicited by written or electronic communication prior to such meeting in accordance with procedures established by the relevant Fund.

If we do not receive timely instructions, we will vote those shares in proportion to the voting instructions which are received with respect to all policies participating in that Investment Division. As a result, a small number of policyholders may control the outcome of the vote. We will apply voting instructions to abstain on any item to be voted upon on a pro rata basis to reduce the votes eligible to be cast. Each person having a voting interest in an Investment Division will receive proxy material, reports and other materials relating to the appropriate Eligible Portfolio.

TABLE OF CONTENTS FOR THE

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more details concerning the subjects discussed in this Prospectus. The following is the Table of Contents for the SAI:

How to obtain a New York Life Premium Plus and Premium Plus II Variable Annuity Statement of Additional Information.

The New York Life Premium Plus and Premium Plus II Variable Annuity Statement of Additional Information is posted on our website, www.newyorklife.com. For a paper copy of the Statement of Additional Information, call (800) 598-2019 or send this request form to:

NYLIAC Variable Products Service Center

Madison Square Station

P.O. Box 922

New York, NY 10159

----------------------------------------------------------------------------------------------------------------------------------------------------------

Please send me a New York Life Premium Plus and Premium Plus II Variable Annuity Statement of Additional Information dated May 1, 2020:

Name
Address
City	State	Zip

APPENDIX 1 – INFORMATION REGARDING SINGLE PREMIUM POLICIES

Prospectus Dated May 1, 2020

NYLIAC offered an individual single premium version of the New York Life Premium Plus Variable Annuity and New York Life Premium Plus II Variable Annuity policies in Alabama, Maryland, Massachusetts, New Jersey, New York, Oregon, South Carolina and Washington. This Appendix modifies the May 1, 2020 Prospectus for the policies to describe the single premium version of the policies.

All capitalized terms have the same meaning as those in the Prospectus.

The principal differences between the single premium version and the flexible premium version of the policies are as follows. Under the single premium policies:

1)	You can only make one premium payment;

2)	There is a different surrender charge schedule; and

3)	The minimum premium payment is $5,000 for both Qualified and Non-Qualified policies. Accordingly, for single premium policies, the prospectus is amended in the following respects:

I. SINGLE PREMIUM ONLY

When reading this Appendix together with the Prospectus, keep in mind that only one premium payment is permitted under the single premium policies and only one Credit was applied to such premium payment. Exceptions to this rule apply only in cases where part of your purchase payment is funded from another source, such as 1035 exchange, rollover, or transfer from an institution. In such cases, we may receive parts of your purchase payment on different business days.

Accordingly, except in the circumstances described above, all references throughout the prospectus to premium payments in the plural (and any Credits thereon) should be read to mean the singular. Further, references to allocations of premium payments (and any Credits thereon) should be read to mean an allocation of the premium or any portion thereof (and any Credits thereon). Naturally, any features or services that relate to multiple premium payments are not applicable to the single premium policy. The Credit Rate is shown on the Policy Data Page of your policy.

In addition, replace the definition of “Credit” in the Prospectus with the following:

Credit—An amount we apply to your Accumulation Value at the time of your premium payment. The Credit is calculated as a percentage (“Credit Rate”) of the premium payment.

Replace all references to “Payment Year” throughout the Prospectus with “Policy Year,” and delete the definition of “Payment Year.”

Replace question “6” with the following:

6. What is the minimum and maximum premium payment?

The minimum premium payment is $5,000. The maximum premium payment we accept is $1,500,000 without prior approval. For Qualified Policies, you may not make a premium payment in excess of the amount permitted by law for the plan.

II. SURRENDER CHARGE

Under the single premium policies, the surrender charge is as follows:

Payment Year	Surrender Charge
1	8%
2	8%
3	7%
4	6%
5	5%
6	4%
7	3%
8	2%
9+	0%

Therefore, all references in the prospectus to the surrender charge, such as in the “TABLE OF FEES AND EXPENSES,” under Question 5, under “SELECTING THE VARIABLE ANNUITY THAT’S RIGHT FOR YOU” and under “CHARGES AND DEDUCTIONS—AMOUNT OF SURRENDER CHARGE,” are modified accordingly. Please remember this Appendix lowers only the surrender charge for the single premium version of the policies. All other fees and charges described in the prospectus remain unchanged.

Also, as a result of the lower surrender charge under the single premium policies, the expense example in the

Table of Fees and Expenses is modified as follows:

You would pay the following expenses on a $10,000 allocation, assuming 5% annual returns:

1. If you surrender your policy at the end of the stated time period:

New York Life Premium Plus II Variable Annuity policies:

	Expenses if you surrender your policy
	1 yr	3 yr	5 yr	10 yr
with IPP & EBB Riders	$1,374.35	$2,530.48	$3,579.51	$6,133.58
with EBB Rider	$1,279.53	$2,256.91	$3,139.01	$5,332.35
with IPP Rider	$1,276.61	$2,248.81	$3,126.76	$5,314.42
without any Riders	$1,181.03	$1,971.70	$2,676.11	$4,470.40

For New York Life Premium Plus Variable Annuity Policies:

	Expenses if you surrender your policy
	1 yr	3 yr	5 yr	10 yr
with IPP & EBB Riders	$1,359.50	$2,488.04	$3,511.93	$6,014.53
with EBB Rider	$1,264.55	$2,214.02	$3,069.97	$5,206.96
with IPP Rider	$1,261.56	$2,205.23	$3,055.80	$5,181.45
without any Riders	$1,165.97	$1,927.55	$2,603.56	$4,330.66

Also, replace the third paragraph under “CHARGES AND DEDUCTIONS—SURRENDER CHARGES” with the following:

The maximum surrender charge will be 8% of the amount withdrawn. The percentage of the surrender charge varies, depending upon the length of time the premium payment or portion thereof is in your policy before it is withdrawn. Unless required otherwise by state law, the surrender charge for amounts withdrawn or surrendered during the first two Policy Years is 8% of the amount withdrawn or surrendered. This charge then declines by 1% per year for each additional Policy Year, until the eighth Policy Year, after which no charge is made.

III. MAINTENANCE OF POLICY VALUE

Replace the paragraph under question “8.” and under “DISTRIBUTIONS UNDER THE POLICY—OUR RIGHT TO CANCEL” with the following:

If a partial withdrawal, together with any surrender charges, would reduce the Accumulation Value of your policy to less than $2,000, we reserve the right to terminate your policy. We will notify you of our intention to exercise this right 90 days prior to terminating your policy. If we terminate your policy, we will pay you the Accumulation Value of your policy in one lump sum.

Replace the heading of question “8.” with: “8. MAY WE TERMINATE YOUR POLICY?”

IV. MINIMUM PREMIUM PAYMENT

Replace the first sentence of the fourth paragraph under “POLICY APPLICATION AND PREMIUM PAYMENTS” with:

Unless we permit otherwise, the minimum premium payment is $5,000 for both Qualified and Non-Qualified Policies.

Statement of Additional Information

May 1, 2020

for

New York Life Premium Plus Variable Annuity

New York Life Premium Plus II Variable Annuity

From

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(A Delaware Corporation)

51 Madison Avenue, Floor 3B, Room 0304

New York, New York 10010

Investing in

NYLIAC Variable Annuity Separate Account-III

This Statement of Additional Information (“SAI”) is not a prospectus. This SAI contains information that expands upon subjects discussed in the current New York Life Premium Plus Variable Annuity and New York Life Premium Plus II Variable Annuity Prospectus. You should read the SAI in conjunction with the current New York Life Premium Plus Variable Annuity and New York Life Premium Plus II Variable Annuity Prospectus dated May 1, 2020. You may obtain a copy of the Prospectus by calling NYLIAC at (800) 598-2019 or writing to NYLIAC Variable Products Service Center, Madison Square Station, P.O. Box 922, New York, NY 10159. Terms used but not defined in this SAI have the same meaning as in the current New York Life Premium Plus Variable Annuity and New York Life Premium Plus II Variable Annuity Prospectus.

If approved for sale in the specific state, NYLIAC is offering in the States of Alabama, Maryland, Massachusetts, New Jersey, New York, Oregon, South Carolina, and Washington an individual single premium version of the Policies. Appendix 1 of this SAI modifies this SAI to describe the single premium version of the policies.

THE POLICIES

The following provides additional information about the policies and supplements the description in the Prospectus.

Valuation of Accumulation Units

Accumulation Units are valued separately for each Investment Division of the Separate Account. The method used for valuing Accumulation Units in each Investment Division is the same. We arbitrarily set the value of each Accumulation Unit as of the date operations began for the Investment Division. Thereafter, the value of an Accumulation Unit of an Investment Division for any Business Day equals the value of an Accumulation Unit in that Investment Division as of the immediately preceding Business Day multiplied by the “Net Investment Factor” for that Investment Division for the current Business Day.

We determine the Net Investment Factor for Accumulation Value Based M&E Charge (Separate Account-III) policies for each Investment Division for any period from the close of the preceding Business Day to the close of the current Business Day (the “Valuation Period”) by the following formula:

(a/b) – c

Where: a =    the result of:

(1)	the net asset value per share of the Eligible Portfolio shares held in the Investment Division determined at the end of the current Valuation Period, plus

(2)

the per share amount of any dividend or capital gain distribution made by the Eligible Portfolio for shares held in the Investment Division if the “ex-dividend” date occurs during the current Valuation Period;

b =	the net asset value per share of the Eligible Portfolio shares held in the Investment Division determined as of the end of the immediately preceding Valuation Period; and

c =	the daily Mortality and Expense Risk and Administrative Costs charge, which is 1/365th* of the annual Mortality and Expense Risk and Administrative Costs Charge shown on the Policy Data Page.

*	In a leap year, this calculation is based on 366 days.

ANNUITY PAYMENTS

We will make equal annuity payments each month under the Life Income – Guaranteed Period Payment Option during the lifetime of the Annuitant. Once payments begin, they do not change and are guaranteed for 10 years even if the Annuitant dies sooner. If the Annuitant dies before all guaranteed payments have been made, the rest will be made to the Beneficiary. We may require that the payee submit proof of the Annuitant’s survivorship as a condition for future payments beyond the 10-year guaranteed payment period.

On the Annuity Commencement Date, we will determine the Accumulation Value of your policy and use that value to calculate the amount of each annuity payment. We determine each annuity payment by applying the Accumulation Value, less any premium taxes, to the annuity factors specified in the annuity table set forth in the policy. Those factors are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the gender (except where, as in the case of certain Qualified Policies and other employer-sponsored retirement plans, such classification is not permitted), date of application and age of the Annuitant. The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor from the table to compute the amount of each monthly annuity payment.

GENERAL MATTERS

Non-Participating. The policies are non-participating. Dividends are not paid.

Misstatement of Age or Gender. If the Annuitant’s stated age and/or gender in the policy are incorrect, NYLIAC will change the benefits payable to those which the premium payments would have purchased for the correct age and gender. Gender is not a factor when annuity benefits are based on unisex annuity payment rate tables. (See “Income Payments—Election of Income Payment Options” in the Prospectus.) If We made payments based on incorrect age or gender, We will increase or reduce a later payment or payments to adjust for the error. Any adjustment will include interest, at 3.5% per year, from the date of the wrong payment to the date the adjustment is made.

Assignments. If permitted by the plan or by law for the plan indicated in the application for the policy, you may assign your interest in a Non-Qualified Policy or any interest in it prior to the Annuity Commencement Date and during the Owner’s lifetime. In order to effect an assignment of all or any part of your interest in a Non-Qualified Policy prior to the Annuity Commencement Date and during the Owner’s lifetime, you must send a duly executed instrument of assignment

2

to VPSC at one of the addresses listed in Question 16 of the Prospectus. NYLIAC will not be deemed to know of an assignment unless it receives a copy of a duly executed instrument evidencing such assignment. Further, NYLIAC assumes no responsibility for the validity of any assignment. (See “Federal Tax Matters—Taxation of Annuities in General” of the Prospectus.)

Modification. NYLIAC may not modify the policy without your consent except to make the policy meet the requirements of the Investment Company Act of 1940, or to make the policy comply with any changes in the Code or as required by the Code in order to continue treatment of the policy as an annuity, or by any other applicable law.

Incontestability. We rely on statements made in the application or a Policy Request. They are representations, not warranties. We will not contest the policy after it has been in force during the lifetime of the Annuitant for two years from the Policy Date.

FEDERAL TAX MATTERS

Taxation of New York Life Insurance and Annuity Corporation

NYLIAC is taxed as a life insurance company. Because the Separate Account is not an entity separate from NYLIAC, and its operations form a part of NYLIAC, it will not be taxed separately as a “regulated investment company” under Subchapter M of the Code. As a result, NYLIAC takes into account applicable tax attributes of the assets of the Separate Account on its corporate income tax return, including corporate dividends received deductions and foreign tax credits that may be produced by assets of the Separate Account. Investment income and realized net capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the Accumulation Value. As a result, such investment income and realized net capital gains are automatically retained as part of the reserves under the policy. Under existing federal income tax law, NYLIAC believes that Separate Account investment income and realized net capital gains should not be taxed to the extent that such income and gains are retained as part of the tax-deductible reserves under the policy.

Tax Status of the Policies

Section 817(h) of the Code requires that the investments of the Separate Account must be “adequately diversified” in accordance with Treasury regulations in order for the policies to qualify as annuity contracts under Section 72 of the Code. The Separate Account intends to comply with the diversification requirements prescribed by the Treasury under Treasury Regulation Section 1.817-5.

To comply with regulations under Section 817(h) of the Code, the Separate Account is required to diversify its investments, so that on the last day of each quarter of a calendar year, no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and each U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an agency or instrumentality of the U.S. Government is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable.

Although the Treasury Department has issued regulations on the diversification requirements, such regulations do not provide guidance concerning the extent to which policyowners may direct their investments to particular subaccounts of a separate account, or the permitted number of such subaccounts. It is unclear whether additional guidance in this regard will be issued in the future. It is possible that if such guidance is issued, the policy may need to be modified to comply with such additional guidance. For these reasons, NYLIAC reserves the right to modify the policy as necessary to attempt to prevent the policyowner from being considered the owner of the assets of the Separate Account or otherwise to qualify the policy for favorable tax treatment.

The Code also requires that non-qualified annuity contracts contain specific provisions for distribution of the policy proceeds upon the death of any policyowner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such policies provide that (a) if any policyowner dies on or after the Annuity Commencement Date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on the policyowner’s death; and (b) if any policyowner dies before the Annuity Commencement Date, the entire interest in the policy must generally be distributed within 5 years after the policyowner’s date of death. For policies owned by a grantor trust, all of whose grantors are individuals, these distribution requirements apply at the death of any grantor. These requirements will be considered satisfied if the entire interest of the policy is used to purchase an immediate annuity under which payments will begin within one year of the policyowner’s death and will be made for the life of the Beneficiary or for a period not extending beyond the life

3

expectancy of the Beneficiary. If the Beneficiary is the policyowner’s surviving spouse (as defined under Federal law), the Policy may be continued with the surviving spouse as the new policyowner. If the policyowner is not a natural person, these “death of Owner” rules apply when the primary Annuitant dies or is changed. Non-Qualified Policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in these policies satisfy all such Code requirements. The provisions contained in these policies will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.

Withholding of federal income taxes on the taxable portion of all distributions may be required unless the recipient elects not to have any such amounts withheld and properly notifies NYLIAC of that election. Different rules may apply to United States citizens or expatriates living abroad. In addition, some states have enacted legislation requiring withholding.

Even if a recipient elects no withholding, special rules may require NYLIAC to disregard the recipient’s election if the recipient fails to supply NYLIAC with a “TIN” or taxpayer identification number (social security number for individuals) or if the Internal Revenue Service notifies NYLIAC that the TIN provided by the recipient is incorrect.

Under the Foreign Account Tax Compliance Act (“FATCA”), as reflected in Sections 1471 through 1474 of the IRC, U.S. withholding agents (such as NYLIAC) may be required to obtain certain information to establish the U.S. or non-U.S. status of its account or contract holders (e.g., a Form W-9 or W-8BEN may be required) and perform certain due diligence to ensure that information is accurate.    In certain cases, if this information is not obtained, withholding agents, such as NYLIAC may be required to withhold at a 30 percent rate on certain payments beginning July 1, 2014.

SAFEKEEPING OF SEPARATE ACCOUNT ASSETS

NYLIAC holds title to assets of the Separate Accounts. The assets are kept physically segregated and held separate and apart from NYLIAC’s general corporate assets. Records are maintained of all purchases and redemptions of Eligible Portfolio shares held by each of the Investment Divisions.

STATE REGULATION

NYLIAC is a stock life insurance company organized under the laws of Delaware, and is subject to regulation by the Delaware State Insurance Department. We file an annual statement with the Delaware Commissioner of Insurance on or before March 1 of each year covering the operations and reporting on the financial condition of NYLIAC as of December 31 of the preceding calendar year. Periodically, the Delaware Commissioner of Insurance examines the financial condition of NYLIAC, including the liabilities and reserves of the Separate Account.

In addition, NYLIAC is subject to the insurance laws and regulations of all the states where it is licensed to operate. The availability of certain policy rights and provisions depends on state approval and/or filing and review processes. Where required by state law or regulation, the policies will be modified accordingly.

RECORDS AND REPORTS

NYLIAC maintains all records and accounts relating to the Separate Account. As presently required by the federal securities laws, NYLIAC will mail to you at your last known address of record, at least semi-annually after the first Policy Year, reports containing information required under the federal securities laws or by any other applicable law or regulation. If you feel a transaction has been processed incorrectly, it is your responsibility to contact us in writing and provide us with all relevant details. You must provide us with the nature of the error, the date of the error and any other relevant details. It is important that you review your confirmation and quarterly statements carefully and promptly report any errors and discrepancies to us, preferably, within fifteen (15) days of the date of the statement in question.

It is important that you inform NYLIAC of an address change so that you can receive these policy statements (See “How do I contact NYLIAC by Telephone or by the Internet?” in the Prospectus). In the event your statement is returned from the US Postal Service as undeliverable, we reserve the right to suspend mailing future correspondence and also suspend current transaction processing until an accurate address is obtained. Additionally, no new service requests can be processed until a valid current address is provided.

LEGAL PROCEEDINGS

NYLIAC is a defendant in lawsuits arising from its agency sales force, insurance (including variable contracts registered under the federal securities laws) and/or other operations. Some of these actions seek substantial or unspecified compensatory and punitive damages. NYLIAC is from time to time involved in various governmental, administrative, and investigative proceedings and inquiries.

4

Notwithstanding the uncertain nature of litigation and regulatory inquiries, the outcome of which cannot be predicted, NYLIAC believes that, after provisions made in the financial statements, the ultimate liability that could result from litigation and proceedings would not have a material adverse effect on NYLIAC’s financial position; however, it is possible that settlements or adverse determinations in one or more actions or other proceedings in the future could have a material adverse effect on NYLIAC’s operating results for a given year.

FINANCIAL STATEMENTS

The statutory financial statements of NYLIAC as of December 31, 2019 and 2018, and for each of the three years in the period ended December 31, 2019 included in this SAI have been so included in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. The financial statements of the Separate Account as of December 31, 2019 and for each of the periods indicated in the Financial Statements included in this SAI have been so included in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

OTHER INFORMATION

NYLIAC filed a Registration Statement with the Securities and Exchange Commission, under the Securities Act of 1933 as amended, with respect to the policies discussed in this Prospectus and SAI. We have not included all of the information set forth in the registration statement, amendments and exhibits to the registration statement in the Prospectus and this SAI. We intend the statements contained in the Prospectus and this SAI concerning the content of the policies and other legal instruments to be summaries. For a complete statement of the terms of these documents, you should refer to the instruments filed with the Securities and Exchange Commission. The omitted information may be obtained at the principal offices of the Securities and Exchange Commission in Washington, D.C., upon payment of prescribed fees, or through the Commission’s website at www.sec.gov.

5

Appendix 1

INFORMATION REGARDING SINGLE PREMIUM POLICIES

Dated May 1, 2020

NYLIAC offers an individual single premium version of the policy in some states. This appendix modifies the May 1, 2020 Statement of Additional Information (“SAI”) for the policies that describe the single premium version of the policies.

When reading this Appendix together with the SAI, keep in mind that only one premium payment is permitted under the single premium policies and only one Credit will be credited to such premium payment. Exceptions to this rule apply only in cases where part of your initial purchase payment is funded from another source, such as a 1035 exchange, rollover, or transfer from an institution. In such cases, we may receive parts of your purchase payment on different Business Days.

Accordingly, except in the circumstances described above, all references throughout the SAI to premium payments in the plural (and any Credits theron) should be read to mean the singular. Naturally, any features or services that relate to multiple premium payments are not applicable to the single premium policy.

6

NYLIAC Variable Annuity Separate Account-III
Financial Statements

NYLIAC Variable Annuity Separate Account-III

Statement of Assets and Liabilities
As of December 31, 2019

	MainStay VP Balanced— Service Class	MainStay VP Bond— Initial Class	MainStay VP Bond— Service Class	MainStay VP Conservative Allocation— Service Class	MainStay VP Cushing® Renaissance Advantage— Service Class	MainStay VP Eagle Small Cap Growth— Initial Class	MainStay VP Eagle Small Cap Growth— Service Class
ASSETS:
Investment at net asset value	$111,487,023	$36,491,113	$113,335,661	$245,989,454	$4,405,530	$43,936,499	$35,240,207
Dividends due and accrued	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	(158,722)	(39,531)	104,842	(88,537)	2,436	(38,622)	(4,232)
Net receivable from (payable to) the Fund shares sold or purchased	163,157	40,973	(100,364)	98,420	(2,266)	40,370	5,620
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	4,256	1,309	4,336	9,529	166	1,588	1,312
Administrative charges	179	133	142	354	4	160	76

Total net assets	$111,487,023	$36,491,113	$113,335,661	$245,989,454	$4,405,530	$43,936,499	$35,240,207

Total shares outstanding	7,723,893	2,504,902	7,864,364	21,259,870	555,267	3,302,186	2,717,286
Net asset value per share (NAV)	$14.43	$14.57	$14.41	$11.57	$7.93	$13.31	$12.97
Total units outstanding	6,699,193	1,644,486	9,256,090	16,312,787	549,457	2,397,005	2,088,532
Variable accumulation unit value (lowest to highest)	$11.59 to $20.53	$15.57 to $24.17	$10.49 to $14.75	$11.15 to $17.32	$7.25 to $9.14	$17.77 to $18.48	$13.73 to $19.22
Identified cost of investment	$110,210,048	$36,444,893	$112,075,574	$240,773,814	$4,954,977	$37,717,723	$35,187,567

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Assets and Liabilities (Continued)
As of December 31, 2019

	MainStay VP Emerging Markets Equity— Initial Class	MainStay VP Emerging Markets Equity— Service Class	MainStay VP Epoch U.S. Equity Yield— Initial Class	MainStay VP Epoch U.S. Equity Yield— Service Class	MainStay VP Epoch U.S. Small Cap— Initial Class	MainStay VP Epoch U.S. Small Cap— Service Class	MainStay VP Fidelity Institutional AM® Utilities— Initial Class
ASSETS:
Investment at net asset value	$11,802,972	$44,607,962	$106,293,222	$176,421,356	$—	$—	$1,008,574
Dividends due and accrued	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	(50)	(34,860)	(43,606)	(84,403)	—	—	—
Net receivable from (payable to) the Fund shares sold or purchased	512	36,651	47,774	91,493	—	—	40
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	415	1,671	3,772	6,675	—	—	37
Administrative charges	47	120	396	415	—	—	3

Total net assets	$11,802,972	$44,607,962	$106,293,222	$176,421,356	$—	$—	$1,008,574

Total shares outstanding	1,248,238	4,718,413	6,593,921	11,105,356	—	—	74,750
Net asset value per share (NAV)	$9.46	$9.45	$16.12	$15.89	$—	$—	$13.49
Total units outstanding	1,289,577	4,883,228	4,100,442	7,381,100	—	—	56,368
Variable accumulation unit value (lowest to highest)	$8.85 to $9.17	$8.68 to $13.52	$23.45 to $32.12	$12.61 to $28.29	$—	$—	$17.37 to $18.00
Identified cost of investment	$11,139,562	$40,818,775	$91,348,976	$161,558,755	$—	$—	$845,494

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Assets and Liabilities (Continued)
As of December 31, 2019

	MainStay VP Fidelity Institutional AM® Utilities— Service Class	MainStay VP Floating Rate— Service Class	MainStay VP Growth Allocation— Service Class	MainStay VP Income Builder— Initial Class	MainStay VP Income Builder— Service Class	MainStay VP Indexed Bond— Service Class	MainStay VP IQ Hedge Multi- Strategy— Service Class
ASSETS:
Investment at net asset value	$362,584,574	$173,643,370	$182,539,197	$54,940,143	$122,996,126	$28,057,812	$66,782,238
Dividends due and accrued	—	21,076	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	(229,563)	210,721	(112,620)	(67,306)	146,874	87,538	(9,471)
Net receivable from (payable to) the Fund shares sold or purchased	243,984	(224,868)	119,770	69,441	(142,051)	(86,493)	12,088
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	13,731	6,711	6,882	1,914	4,711	1,035	2,592
Administrative charges	690	218	268	221	112	10	25

Total net assets	$362,584,574	$173,643,370	$182,539,197	$54,940,143	$122,996,126	$28,057,812	$66,782,238

Total shares outstanding	26,998,583	19,427,227	15,644,790	3,206,219	7,237,470	2,655,917	7,650,367
Net asset value per share (NAV)	$13.43	$8.94	$11.67	$17.14	$16.99	$10.56	$8.73
Total units outstanding	21,978,503	13,764,286	10,808,446	1,618,263	7,495,303	2,683,747	7,684,083
Variable accumulation unit value (lowest to highest)	$12.10 to $17.72	$10.93 to $13.74	$12.20 to $23.69	$16.33 to $38.24	$11.82 to $23.25	$10.35 to $10.50	$8.00 to $9.91
Identified cost of investment	$318,937,664	$175,320,441	$176,178,718	$51,191,158	$118,577,576	$27,025,169	$64,135,389

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Assets and Liabilities (Continued)
As of December 31, 2019

	MainStay VP Janus Henderson Balanced— Initial Class	MainStay VP Janus Henderson Balanced— Service Class	MainStay VP Large Cap Growth— Initial Class	MainStay VP Large Cap Growth— Service Class	MainStay VP MacKay Common Stock— Initial Class	MainStay VP MacKay Common Stock— Service Class	MainStay VP MacKay Convertible— Initial Class
ASSETS:
Investment at net asset value	$165,768,137	$263,000,308	$47,810,573	$190,458,004	$79,316,828	$66,131,824	$65,591,101
Dividends due and accrued	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	(6,524)	156,515	(109,951)	145,742	(69,267)	4,627	(23,243)
Net receivable from (payable to) the Fund shares sold or purchased	12,988	(146,137)	111,827	(138,207)	72,339	(2,043)	25,813
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	5,805	10,063	1,691	7,308	2,748	2,473	2,324
Administrative charges	659	315	185	227	324	111	247

Total net assets	$165,768,137	$263,000,308	$47,810,573	$190,458,004	$79,316,828	$66,131,824	$65,591,100

Total shares outstanding	11,810,892	18,861,581	1,874,241	7,920,020	2,956,118	2,498,339	4,822,117
Net asset value per share (NAV)	$14.04	$13.94	$25.51	$24.05	$26.83	$26.47	$13.60
Total units outstanding	8,738,057	15,735,804	1,314,346	7,409,415	1,513,636	2,930,658	1,690,299
Variable accumulation unit value (lowest to highest)	$18.35 to $19.08	$13.77 to $18.71	$19.69 to $42.54	$16.83 to $36.91	$20.98 to $61.65	$14.31 to $33.21	$23.79 to $45.39
Identified cost of investment	$133,592,651	$238,540,588	$41,715,523	$175,887,676	$63,477,387	$65,986,214	$60,728,989

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Assets and Liabilities (Continued)
As of December 31, 2019

	MainStay VP MacKay Convertible— Service Class	MainStay VP MacKay Government— Initial Class	MainStay VP MacKay Government— Service Class	MainStay VP MacKay Growth— Initial Class	MainStay VP MacKay Growth— Service Class	MainStay VP MacKay High Yield Corporate Bond— Initial Class	MainStay VP MacKay High Yield Corporate Bond— Service Class
ASSETS:
Investment at net asset value	$223,171,761	$23,639,243	$60,199,479	$84,433,265	$25,574,844	$158,795,478	$711,474,170
Dividends due and accrued	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	143,134	(782)	75,876	(46,828)	(12,128)	1,105	(92,640)
Net receivable from (payable to) the Fund shares sold or purchased	(134,356)	1,717	(73,495)	50,083	13,172	5,112	121,063
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	8,500	850	2,289	2,898	979	5,619	27,664
Administrative charges	278	85	92	357	65	597	759

Total net assets	$223,171,761	$23,639,243	$60,199,479	$84,433,265	$25,574,844	$158,795,479	$711,474,170

Total shares outstanding	16,566,780	2,181,224	5,603,250	2,587,129	794,410	15,950,947	72,559,830
Net asset value per share (NAV)	$13.47	$10.84	$10.74	$32.64	$32.19	$9.96	$9.81
Total units outstanding	11,662,752	1,257,953	5,386,149	2,286,148	1,011,766	3,771,492	42,305,574
Variable accumulation unit value (lowest to highest)	$13.02 to $28.53	$13.28 to $20.58	$9.93 to $12.70	$13.54 to $40.78	$14.71 to $27.14	$28.55 to $47.31	$12.02 to $25.39
Identified cost of investment	$215,087,397	$24,475,008	$60,577,243	$68,245,642	$21,425,449	$157,415,761	$711,587,544

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Assets and Liabilities (Continued)
As of December 31, 2019

	MainStay VP MacKay International Equity— Initial Class	MainStay VP MacKay International Equity— Service Class	MainStay VP MacKay Mid Cap Core— Initial Class	MainStay VP MacKay Mid Cap Core— Service Class	MainStay VP MacKay S&P 500 Index— Initial Class	MainStay VP MacKay S&P 500 Index— Service Class	MainStay VP MacKay Small Cap Core— Initial Class
ASSETS:
Investment at net asset value	$21,537,918	$90,447,882	$44,822,335	$164,037,966	$184,276,541	$361,361,558	$22,343,339
Dividends due and accrued	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	(9,190)	(22,113)	(11,470)	(20,761)	(66,653)	125,740	(5,134)
Net receivable from (payable to) the Fund shares sold or purchased	10,043	25,712	13,236	27,243	73,798	(111,626)	6,014
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	779	3,409	1,602	6,171	6,409	13,618	797
Administrative charges	74	190	164	311	736	496	83

Total net assets	$21,537,918	$90,447,882	$44,822,335	$164,037,966	$184,276,541	$361,361,558	$22,343,339

Total shares outstanding	1,328,597	5,633,337	3,304,418	12,315,972	2,986,651	5,905,960	2,097,797
Net asset value per share (NAV)	$16.21	$16.06	$13.56	$13.32	$61.70	$61.19	$10.65
Total units outstanding	754,386	4,828,291	1,220,532	6,884,521	3,419,942	16,142,196	2,201,548
Variable accumulation unit value (lowest to highest)	$20.00 to $33.73	$12.57 to $24.34	$36.67 to $41.03	$12.27 to $38.76	$23.02 to $64.42	$15.31 to $33.59	$10.12 to $10.15
Identified cost of investment	$18,323,422	$79,272,681	$46,043,754	$167,467,322	$97,207,038	$268,308,445	$23,359,028

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Assets and Liabilities (Continued)
As of December 31, 2019

	MainStay VP MacKay Small Cap Core— Service Class	MainStay VP MacKay Unconstrained Bond— Service Class	MainStay VP Mellon Natural Resources— Initial Class	MainStay VP Moderate Allocation— Service Class	MainStay VP Moderate Growth Allocation— Service Class	MainStay VP PIMCO Real Return— Service Class	MainStay VP T. Rowe Price Equity Income— Initial Class
ASSETS:
Investment at net asset value	$95,244,748	$202,265,045	$78,482,195	$344,250,936	$400,491,718	$81,335,351	$45,464,267
Dividends due and accrued	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	(70,308)	(5,177)	(51,885)	(23,144)	(35,396)	51,248	(709)
Net receivable from (payable to) the Fund shares sold or purchased	74,097	13,123	55,016	36,802	51,330	(48,069)	2,498
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	3,587	7,856	2,919	13,101	15,336	3,117	1,626
Administrative charges	202	90	212	557	598	62	163

Total net assets	$95,244,748	$202,265,045	$78,482,195	$344,250,936	$400,491,718	$81,335,351	$45,464,267

Total shares outstanding	9,016,556	20,449,120	12,483,092	30,683,783	35,183,430	9,432,372	3,528,344
Net asset value per share (NAV)	$10.56	$9.89	$6.29	$11.22	$11.38	$8.62	$12.89
Total units outstanding	7,469,374	17,833,429	13,186,271	21,442,811	23,195,562	8,141,858	2,280,631
Variable accumulation unit value (lowest to highest)	$11.96 to $12.87	$10.46 to $12.07	$5.62 to $9.24	$11.58 to $19.11	$11.91 to $21.23	$9.50 to $10.58	$19.30 to $20.00
Identified cost of investment	$100,592,830	$203,274,944	$93,602,486	$344,920,671	$408,653,629	$82,360,325	$42,687,544

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Assets and Liabilities (Continued)
As of December 31, 2019

	MainStay VP T. Rowe Price Equity Income— Service Class	MainStay VP U.S. Government Money Market— Initial Class	American Funds IS Asset Allocation Fund— Class 4	American Funds IS Blue Chip Income and Growth Fund— Class 4	American Funds IS Global Small Capitalization Fund— Class 4	American Funds IS Growth Fund— Class 4	American Funds IS New World Fund®— Class 4
ASSETS:
Investment at net asset value	$95,755,887	$83,324,996	$38,478,158	$42,547,974	$9,945,929	$18,368,514	$45,810,548
Dividends due and accrued	—	2,636	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	(31,666)	(37,380)	109,615	108,876	863	27,910	55,737
Net receivable from (payable to) the Fund shares sold or purchased	35,551	38,095	(108,146)	(107,305)	(487)	(27,234)	(54,006)
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	3,679	3,180	1,434	1,552	371	666	1,709
Administrative charges	206	171	35	19	5	10	22

Total net assets	$95,755,887	$83,324,996	$38,478,158	$42,547,974	$9,945,929	$18,368,514	$45,810,548

Total shares outstanding	7,461,990	83,314,944	1,625,609	3,196,692	380,196	231,312	1,798,608
Net asset value per share (NAV)	$12.83	$1.00	$23.67	$13.31	$26.16	$79.41	$25.47
Total units outstanding	5,130,120	50,644,104	3,399,093	3,743,049	716,292	1,423,760	3,438,505
Variable accumulation unit value (lowest to highest)	$13.33 to $19.69	$0.90 to $9.92	$11.25 to $11.36	$11.27 to $11.40	$12.82 to $14.62	$12.79 to $12.94	$12.12 to $14.46
Identified cost of investment	$93,693,629	$83,321,744	$36,868,159	$41,653,111	$9,182,447	$17,283,254	$41,070,755

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Assets and Liabilities (Continued)
As of December 31, 2019

	BlackRock® Global Allocation V.I. Fund— Class III	BlackRock® High Yield V.I. Fund— Class III	BNY Mellon IP Technology Growth Portfolio— Initial Shares	BNY Mellon IP Technology Growth Portfolio— Service Shares	ClearBridge Variable Appreciation Portfolio— Class II	Columbia Variable Portfolio— Commodity Strategy Fund— Class 2	Columbia Variable Portfolio— Emerging Markets Bond Fund— Class 2
ASSETS:
Investment at net asset value	$110,228,362	$51,028,481	$19,362,038	$102,678,029	$11,485,682	$1,463,852	$34,358,436
Dividends due and accrued	—	204,260	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	13,252	40,464	(101,573)	(8,402)	41,204	(1)	60,222
Net receivable from (payable to) the Fund shares sold or purchased	(8,928)	(242,763)	102,347	12,442	(40,783)	58	(58,933)
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	4,253	1,940	708	3,892	416	56	1,275
Administrative charges	71	21	66	148	5	1	14

Total net assets	$110,228,362	$51,028,481	$19,362,038	$102,678,029	$11,485,682	$1,463,852	$34,358,436

Total shares outstanding	7,612,456	6,849,625	766,510	4,345,240	246,739	266,155	3,575,280
Net asset value per share (NAV)	$14.48	$7.42	$25.26	$23.63	$46.55	$5.50	$9.61
Total units outstanding	8,698,562	4,256,617	607,349	3,841,150	839,132	182,229	2,996,283
Variable accumulation unit value (lowest to highest)	$11.25 to $13.89	$11.64 to $12.28	$30.91 to $47.34	$17.23 to $40.60	$13.54 to $13.74	$7.42 to $9.32	$11.28 to $11.54
Identified cost of investment	$109,582,812	$49,631,604	$16,693,881	$92,228,679	$10,877,147	$1,517,016	$34,273,650

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Assets and Liabilities (Continued)
As of December 31, 2019

	Columbia Variable Portfolio— Small Cap Value Fund— Class 2	Delaware VIP® Small Cap Value Series— Service Class	DWS Alternative Asset Allocation VIP— Class B	Fidelity® VIP ContrafundSM Portfolio— Initial Class	Fidelity® VIP ContrafundSM Portfolio— Service Class 2	Fidelity® VIP Emerging Markets Portfolio— Service Class 2	Fidelity® VIP Equity-Income PortfolioSM— Initial Class
ASSETS:
Investment at net asset value	$35,741,147	$3,882,810	$55,024,628	$129,926,647	$365,879,999	$4,563,123	$50,416,873
Dividends due and accrued	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	(71,435)	7,491	118,767	(4,982)	(237,825)	9,597	(28,957)
Net receivable from (payable to) the Fund shares sold or purchased	72,853	(7,346)	(116,737)	10,037	252,300	(9,428)	30,925
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	1,351	141	2,015	4,541	13,960	165	1,773
Administrative charges	67	4	15	514	515	4	195

Total net assets	$35,741,147	$3,882,810	$55,024,628	$129,926,647	$365,879,999	$4,563,123	$50,416,873

Total shares outstanding	2,298,466	102,018	4,124,785	3,495,471	10,135,180	359,584	2,121,030
Net asset value per share (NAV)	$15.55	$38.06	$13.34	$37.17	$36.10	$12.69	$23.77
Total units outstanding	1,764,467	361,948	5,144,043	2,277,193	15,292,060	434,394	1,424,739
Variable accumulation unit value (lowest to highest)	$12.81 to $25.13	$10.64 to $10.77	$10.54 to $10.76	$31.84 to $65.09	$14.40 to $39.75	$10.44 to $10.53	$23.97 to $39.26
Identified cost of investment	$39,697,474	$3,703,612	$53,104,728	$103,519,983	$325,098,026	$4,063,947	$45,367,606

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Assets and Liabilities (Continued)
As of December 31, 2019

	Fidelity® VIP Equity-Income PortfolioSM— Service Class 2	Fidelity® VIP FundsManager® 60% Portfolio— Investor Class	Fidelity® VIP FundsManager® 60% Portfolio— Service Class	Fidelity® VIP Government Money Market Portfolio— Investor Class	Fidelity® VIP Growth Opportunities Portfolio— Service Class 2	Fidelity® VIP Health Care Portfolio— Service Class 2	Fidelity® VIP International Index Portfolio— Service Class 2
ASSETS:
Investment at net asset value	$115,494,675	$250,094,935	$3,992,457	$—	$87,879,862	$4,612,665	$1,024,996
Dividends due and accrued	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	27,250	250,000	47,029	—	3,243	3,882	—
Net receivable from (payable to) the Fund shares sold or purchased	(22,698)	(241,802)	(46,869)	—	146	(3,714)	39
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	4,347	8,198	159	—	3,311	165	38
Administrative charges	205	—	1	—	78	3	1

Total net assets	$115,494,675	$250,094,935	$3,992,457	$—	$87,879,862	$4,612,665	$1,024,996

Total shares outstanding	4,999,769	24,519,111	391,417	—	1,828,925	138,643	102,295
Net asset value per share (NAV)	$23.10	$10.20	$10.20	$—	$48.05	$33.27	$10.02
Total units outstanding	5,662,219	23,323,198	370,988	—	4,007,533	379,392	96,083
Variable accumulation unit value (lowest to highest)	$13.31 to $27.05	$10.72 to $10.72	$10.74 to $10.78	$—	$19.70 to $23.49	$12.12 to $12.17	$10.64 to $10.68
Identified cost of investment	$105,815,719	$237,577,388	$3,789,086	$—	$73,008,272	$4,104,258	$989,061

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Assets and Liabilities (Continued)
As of December 31, 2019

	Fidelity® VIP Mid Cap Portfolio— Service Class 2	Invesco V.I. American Value Fund— Series II Shares	Invesco V.I. International Growth Fund— Series II Shares	Janus Henderson Enterprise Portfolio— Service Shares	Janus Henderson Global Research Portfolio— Institutional Shares	Janus Henderson Global Research Portfolio— Service Shares	MFS® International Intrinsic Value Portfolio— Service Class
ASSETS:
Investment at net asset value	$128,805,113	$16,239,269	$35,220,219	$19,645,662	$52,405,186	$35,852,445	$23,489,436
Dividends due and accrued	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	(125,345)	(75,154)	(27,238)	85,172	(21,863)	(2,627)	44,562
Net receivable from (payable to) the Fund shares sold or purchased	130,441	75,808	28,597	(84,435)	23,887	4,041	(43,700)
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	4,804	643	1,344	720	1,803	1,345	851
Administrative charges	292	11	15	17	221	69	11

Total net assets	$128,805,113	$16,239,269	$35,220,219	$19,645,662	$52,405,186	$35,852,445	$23,489,436

Total shares outstanding	4,056,854	1,031,720	915,286	245,786	926,050	648,678	797,063
Net asset value per share (NAV)	$31.75	$15.74	$38.48	$79.93	$56.59	$55.27	$29.47
Total units outstanding	5,067,439	1,177,308	2,974,244	1,475,010	1,772,659	1,739,606	1,874,403
Variable accumulation unit value (lowest to highest)	$12.34 to $38.39	$11.13 to $14.82	$11.10 to $12.79	$13.21 to $20.83	$12.29 to $32.43	$12.99 to $24.44	$12.40 to $12.58
Identified cost of investment	$129,865,407	$16,746,954	$33,031,375	$18,108,405	$31,110,211	$27,896,601	$21,803,925

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Assets and Liabilities (Continued)
As of December 31, 2019

	MFS® Investors Trust Series— Initial Class	MFS® Investors Trust Series— Service Class	MFS® Research Series— Initial Class	MFS® Research Series— Service Class	Morgan Stanley VIF U.S. Real Estate Portfolio— Class II	Neuberger Berman AMT Mid Cap Growth Portfolio— Class I	Neuberger Berman AMT Mid Cap Growth Portfolio— Class S
ASSETS:
Investment at net asset value	$8,733,081	$61,622,766	$9,985,504	$40,049,998	$21,447,058	$1,536,218	$76,951,585
Dividends due and accrued	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	(11,529)	28,341	(60)	54,330	(18,041)	(362)	76,660
Net receivable from (payable to) the Fund shares sold or purchased	11,872	(26,013)	448	(52,806)	18,874	425	(73,603)
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	310	2,298	348	1,497	808	59	2,955
Administrative charges	33	30	40	27	25	4	102

Total net assets	$8,733,081	$61,622,766	$9,985,504	$40,049,998	$21,447,058	$1,536,218	$76,951,585

Total shares outstanding	262,491	1,880,463	338,606	1,378,657	983,810	51,620	2,835,357
Net asset value per share (NAV)	$33.27	$32.77	$29.49	$29.05	$21.80	$29.76	$27.14
Total units outstanding	325,557	3,373,248	332,940	2,025,426	1,740,651	45,385	3,197,817
Variable accumulation unit value (lowest to highest)	$23.03 to $37.09	$14.94 to $33.49	$20.52 to $33.96	$15.27 to $37.42	$10.84 to $13.07	$32.17 to $45.97	$14.06 to $40.85
Identified cost of investment	$7,155,337	$54,257,442	$8,840,156	$38,107,976	$20,646,011	$1,264,143	$68,512,452

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Assets and Liabilities (Continued)
As of December 31, 2019

	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)— Advisor Class	PIMCO VIT Low Duration Portfolio— Advisor Class	PIMCO VIT Total Return Portfolio— Advisor Class	Victory VIF Diversified Stock Fund— Class A Shares
ASSETS:
Investment at net asset value	$90,456,137	$21,156,998	$118,131,600	$11,537,253
Dividends due and accrued	(2)	1	(4)	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	47,850	(1,871)	154,319	(11,820)
Net receivable from (payable to) the Fund shares sold or purchased	(44,327)	2,672	(149,753)	12,285
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	3,486	794	4,521	437
Administrative charges	35	8	41	28

Total net assets	$90,456,137	$21,156,998	$118,131,600	$11,537,253

Total shares outstanding	7,990,825	2,074,215	10,719,746	936,465
Net asset value per share (NAV)	$11.32	$10.20	$11.02	$12.32
Total units outstanding	7,990,252	2,097,654	10,933,984	522,997
Variable accumulation unit value (lowest to highest)	$10.94 to $11.87	$9.95 to $10.15	$10.63 to $11.00	$13.16 to $24.78
Identified cost of investment	$87,931,554	$21,141,447	$116,049,853	$11,566,511

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Operations
For the year ended December 31, 2019

	MainStay VP Balanced— Service Class	MainStay VP Bond— Initial Class	MainStay VP Bond— Service Class	MainStay VP Conservative Allocation— Service Class	MainStay VP Cushing® Renaissance Advantage— Service Class	MainStay VP Eagle Small Cap Growth— Initial Class	MainStay VP Eagle Small Cap Growth— Service Class
INVESTMENT INCOME (LOSS):
Dividend income	$1,881,954	$1,011,030	$2,737,672	$6,198,091	$—	$—	$—
Mortality and expense risk charges	(1,553,495)	(492,001)	(1,425,618)	(3,508,725)	(66,740)	(595,201)	(476,407)
Administrative charges	(189,145)	(67,995)	(173,183)	(371,968)	(6,890)	(95,202)	(57,742)
Net investment income (loss)	139,314	451,034	1,138,871	2,317,398	(73,630)	(690,403)	(534,149)
REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	22,566,090	6,971,654	19,592,716	54,597,604	1,902,577	8,722,744	8,566,869
Cost of investments sold	(21,909,168)	(7,279,018)	(19,950,693)	(56,255,014)	(2,252,920)	(6,313,951)	(7,539,423)
Net realized gain (loss) on investments	656,922	(307,364)	(357,977)	(1,657,410)	(350,343)	2,408,793	1,027,446
Realized gain distribution received	3,986,734	—	—	6,397,762	—	5,359,895	4,314,629
Change in unrealized appreciation (depreciation) on investments	10,217,033	2,603,704	5,920,915	22,764,930	585,651	2,391,510	2,166,477
Net gain (loss) on investments	14,860,689	2,296,340	5,562,938	27,505,282	235,308	10,160,198	7,508,552
Net increase (decrease) in net assets resulting from operations	$15,000,003	$2,747,374	$6,701,809	$29,822,680	$161,678	$9,469,795	$6,974,403

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Operations (Continued)
For the year ended December 31, 2019

	MainStay VP Emerging Markets Equity— Initial Class	MainStay VP Emerging Markets Equity— Service Class	MainStay VP Epoch U.S. Equity Yield— Initial Class	MainStay VP Epoch U.S. Equity Yield— Service Class	MainStay VP Epoch U.S. Small Cap— Initial Class	MainStay VP Epoch U.S. Small Cap— Service Class	MainStay VP Fidelity Institutional AM® Utilities— Initial Class
INVESTMENT INCOME (LOSS):
Dividend income	$165,512	$474,993	$3,299,365	$5,060,882	$163,040	$474,800	$25,234
Mortality and expense risk charges	(153,458)	(616,682)	(1,371,736)	(2,430,578)	(83,990)	(272,357)	(13,907)
Administrative charges	(24,598)	(103,774)	(188,460)	(317,658)	(11,599)	(34,182)	(2,301)
Net investment income (loss)	(12,544)	(245,463)	1,739,169	2,312,646	67,451	168,261	9,026
REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	2,429,038	10,159,778	17,095,199	34,380,916	20,786,366	64,445,174	196,923
Cost of investments sold	(2,708,979)	(11,052,934)	(11,775,328)	(30,427,418)	(23,839,777)	(75,851,043)	(162,607)
Net realized gain (loss) on investments	(279,941)	(893,156)	5,319,871	3,953,498	(3,053,411)	(11,405,869)	34,316
Realized gain distribution received	—	—	4,276,287	7,190,281	2,291,224	7,358,930	40,737
Change in unrealized appreciation (depreciation) on investments	2,305,416	8,582,940	9,790,483	21,087,184	3,651,935	12,872,048	113,669
Net gain (loss) on investments	2,025,475	7,689,784	19,386,641	32,230,963	2,889,748	8,825,109	188,722
Net increase (decrease) in net assets resulting from operations	$2,012,931	$7,444,321	$21,125,810	$34,543,609	$2,957,199	$8,993,370	$197,748

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Operations (Continued)
For the year ended December 31, 2019

	MainStay VP Fidelity Institutional AM® Utilities— Service Class	MainStay VP Floating Rate— Service Class	MainStay VP Growth Allocation— Service Class	MainStay VP Income Builder— Initial Class	MainStay VP Income Builder— Service Class	MainStay VP Indexed Bond— Service Class	MainStay VP IQ Hedge Multi- Strategy— Service Class
INVESTMENT INCOME (LOSS):
Dividend income	$7,972,652	$8,620,055	$4,727,754	$2,629,380	$5,219,615	$—	$913,339
Mortality and expense risk charges	(5,068,480)	(2,604,750)	(2,475,400)	(696,680)	(1,585,703)	(246,120)	(961,162)
Administrative charges	(675,908)	(318,101)	(485,083)	(99,795)	(147,605)	(28,903)	(172,470)
Net investment income (loss)	2,228,264	5,697,204	1,767,271	1,832,905	3,486,307	(275,023)	(220,293)
REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	77,186,878	60,973,954	29,108,326	8,106,219	18,416,857	3,522,857	9,961,984
Cost of investments sold	(67,846,591)	(62,867,327)	(27,652,236)	(6,105,687)	(19,110,269)	(3,390,179)	(9,786,461)
Net realized gain (loss) on investments	9,340,287	(1,893,373)	1,456,090	2,000,532	(693,412)	132,678	175,523
Realized gain distribution received	14,423,072	—	11,747,725	—	—	—	—
Change in unrealized appreciation (depreciation) on investments	43,227,625	7,984,565	20,654,930	4,434,950	13,587,880	1,062,515	4,247,380
Net gain (loss) on investments	66,990,984	6,091,192	33,858,745	6,435,482	12,894,468	1,195,193	4,422,903
Net increase (decrease) in net assets resulting from operations	$69,219,248	$11,788,396	$35,626,016	$8,268,387	$16,380,775	$920,170	$4,202,610

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Operations (Continued)
For the year ended December 31, 2019

	MainStay VP Janus Henderson Balanced— Initial Class	MainStay VP Janus Henderson Balanced— Service Class	MainStay VP Large Cap Growth— Initial Class	MainStay VP Large Cap Growth— Service Class	MainStay VP MacKay Common Stock— Initial Class	MainStay VP MacKay Common Stock— Service Class	MainStay VP MacKay Convertible— Initial Class
INVESTMENT INCOME (LOSS):
Dividend income	$2,880,694	$3,834,198	$—	$—	$1,121,793	$780,104	$946,107
Mortality and expense risk charges	(2,089,205)	(3,387,096)	(593,114)	(2,478,290)	(978,243)	(883,696)	(847,382)
Administrative charges	(320,432)	(377,785)	(90,292)	(277,311)	(142,673)	(107,214)	(114,503)
Net investment income (loss)	471,057	69,317	(683,406)	(2,755,601)	877	(210,806)	(15,778)
REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	25,635,415	41,865,248	7,418,119	36,320,553	10,759,765	13,518,907	9,830,046
Cost of investments sold	(18,945,926)	(34,184,482)	(5,413,453)	(30,009,527)	(5,237,994)	(11,991,058)	(7,802,333)
Net realized gain (loss) on investments	6,689,489	7,680,766	2,004,666	6,311,026	5,521,771	1,527,849	2,027,713
Realized gain distribution received	8,765,736	13,318,807	5,281,759	21,447,078	10,532,164	8,874,850	5,483,481
Change in unrealized appreciation (depreciation) on investments	15,216,165	23,521,905	5,716,377	21,388,171	630,028	3,474,854	4,604,817
Net gain (loss) on investments	30,671,390	44,521,478	13,002,802	49,146,275	16,683,963	13,877,553	12,116,011
Net increase (decrease) in net assets resulting from operations	$31,142,447	$44,590,795	$12,319,396	$46,390,674	$16,684,840	$13,666,747	$12,100,233

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Operations (Continued)
For the year ended December 31, 2019

	MainStay VP MacKay Convertible— Service Class	MainStay VP MacKay Government— Initial Class	MainStay VP MacKay Government— Service Class	MainStay VP MacKay Growth— Initial Class	MainStay VP MacKay Growth— Service Class	MainStay VP MacKay High Yield Corporate Bond— Initial Class	MainStay VP MacKay High Yield Corporate Bond— Service Class
INVESTMENT INCOME (LOSS):
Dividend income	$2,548,061	$484,339	$1,058,373	$448,420	$66,213	$9,037,670	$37,967,877
Mortality and expense risk charges	(2,888,323)	(320,175)	(769,784)	(1,026,208)	(354,334)	(2,116,405)	(9,903,734)
Administrative charges	(297,126)	(47,969)	(102,200)	(166,886)	(49,484)	(276,027)	(1,194,435)
Net investment income (loss)	(637,388)	116,195	186,389	(744,674)	(337,605)	6,645,238	26,869,708
REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	35,918,466	4,388,255	12,934,089	11,907,843	5,329,230	27,269,943	108,793,846
Cost of investments sold	(33,093,317)	(4,828,588)	(13,520,877)	(7,380,287)	(4,667,048)	(25,911,974)	(112,258,510)
Net realized gain (loss) on investments	2,825,149	(440,333)	(586,788)	4,527,556	662,182	1,357,969	(3,464,664)
Realized gain distribution received	18,250,952	—	—	6,972,392	2,165,736	—	—
Change in unrealized appreciation (depreciation) on investments	16,247,012	1,248,169	2,209,243	9,264,144	3,690,887	9,959,362	49,021,924
Net gain (loss) on investments	37,323,113	807,836	1,622,455	20,764,092	6,518,805	11,317,331	45,557,260
Net increase (decrease) in net assets resulting from operations	$36,685,725	$924,031	$1,808,844	$20,019,418	$6,181,200	$17,962,569	$72,426,968

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Operations (Continued)
For the year ended December 31, 2019

	MainStay VP MacKay International Equity— Initial Class	MainStay VP MacKay International Equity— Service Class	MainStay VP MacKay Mid Cap Core— Initial Class	MainStay VP MacKay Mid Cap Core— Service Class	MainStay VP MacKay S&P 500 Index— Initial Class	MainStay VP MacKay S&P 500 Index— Service Class	MainStay VP MacKay Small Cap Core— Initial Class (a)
INVESTMENT INCOME (LOSS):
Dividend income	$87,230	$138,781	$502,577	$1,425,874	$3,025,453	$5,062,614	$42,086
Mortality and expense risk charges	(277,981)	(1,200,336)	(592,319)	(2,164,331)	(2,239,927)	(4,411,894)	(197,098)
Administrative charges	(36,184)	(170,698)	(79,169)	(262,828)	(321,973)	(516,662)	(26,523)
Net investment income (loss)	(226,935)	(1,232,253)	(168,911)	(1,001,285)	463,553	134,058	(181,535)
REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	3,642,933	18,060,123	7,442,342	26,609,220	24,368,254	49,793,442	2,853,969
Cost of investments sold	(2,779,307)	(14,154,026)	(7,945,762)	(28,020,735)	(10,467,659)	(31,002,277)	(3,107,466)
Net realized gain (loss) on investments	863,626	3,906,097	(503,420)	(1,411,515)	13,900,595	18,791,165	(253,497)
Realized gain distribution received	2,582,496	10,842,723	2,774,541	9,969,823	902,928	1,712,621	1,662,807
Change in unrealized appreciation (depreciation) on investments	1,104,807	4,081,441	6,455,201	21,017,115	29,419,790	58,242,026	(1,015,689)
Net gain (loss) on investments	4,550,929	18,830,261	8,726,322	29,575,423	44,223,313	78,745,812	393,621
Net increase (decrease) in net assets resulting from operations	$4,323,994	$17,598,008	$8,557,411	$28,574,138	$44,686,866	$78,879,870	$212,086

(a) For the period May 1, 2019 (commencement of Investment Division) through December 31, 2019.

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Operations (Continued)
For the year ended December 31, 2019

	MainStay VP MacKay Small Cap Core— Service Class	MainStay VP MacKay Unconstrained Bond— Service Class	MainStay VP Mellon Natural Resources— Initial Class	MainStay VP Moderate Allocation— Service Class	MainStay VP Moderate Growth Allocation— Service Class	MainStay VP PIMCO Real Return— Service Class	MainStay VP T. Rowe Price Equity Income— Initial Class
INVESTMENT INCOME (LOSS):
Dividend income	$48,560	$6,845,388	$593,287	$9,667,757	$11,758,323	$2,272,851	$1,026,994
Mortality and expense risk charges	(1,073,951)	(2,946,336)	(1,086,966)	(4,873,873)	(5,726,205)	(1,044,826)	(584,767)
Administrative charges	(133,148)	(483,460)	(165,431)	(646,442)	(1,116,268)	(150,652)	(74,913)
Net investment income (loss)	(1,158,539)	3,415,592	(659,110)	4,147,442	4,915,850	1,077,373	367,314
REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	17,070,839	33,754,027	16,247,049	70,843,128	84,871,075	11,888,188	7,817,721
Cost of investments sold	(17,819,822)	(34,828,141)	(25,867,977)	(72,957,573)	(86,182,940)	(13,590,176)	(6,218,020)
Net realized gain (loss) on investments	(748,983)	(1,074,114)	(9,620,928)	(2,114,445)	(1,311,865)	(1,701,988)	1,599,701
Realized gain distribution received	7,006,840	—	—	14,210,171	27,768,721	—	3,472,875
Change in unrealized appreciation (depreciation) on investments	1,596,954	7,882,928	21,165,426	35,886,567	39,864,515	5,410,144	4,298,931
Net gain (loss) on investments	7,854,811	6,808,814	11,544,498	47,982,293	66,321,371	3,708,156	9,371,507
Net increase (decrease) in net assets resulting from operations	$6,696,272	$10,224,406	$10,885,388	$52,129,735	$71,237,221	$4,785,529	$9,738,821

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Operations (Continued)
For the year ended December 31, 2019

	MainStay VP T. Rowe Price Equity Income— Service Class	MainStay VP U.S. Government Money Market— Initial Class	American Funds IS Asset Allocation Fund— Class 4	American Funds IS Blue Chip Income and Growth Fund— Class 4	American Funds IS Global Small Capitalization Fund— Class 4	American Funds IS Growth Fund— Class 4	American Funds IS New World Fund®— Class 4
INVESTMENT INCOME (LOSS):
Dividend income	$1,923,858	$1,637,713	$542,950	$702,400	$725	$87,322	$314,182
Mortality and expense risk charges	(1,397,598)	(1,293,755)	(325,041)	(389,419)	(118,753)	(182,866)	(530,604)
Administrative charges	(181,879)	(199,355)	(28,078)	(41,842)	(9,025)	(15,640)	(67,705)
Net investment income (loss)	344,381	144,603	189,831	271,139	(127,053)	(111,184)	(284,127)
REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	24,735,200	96,014,107	3,193,089	3,276,578	1,597,227	3,261,051	5,671,578
Cost of investments sold	(22,778,396)	(96,014,363)	(3,219,729)	(3,668,437)	(1,428,264)	(3,505,778)	(4,868,414)
Net realized gain (loss) on investments	1,956,804	(256)	(26,640)	(391,859)	168,963	(244,727)	803,164
Realized gain distribution received	7,482,977	—	1,161,540	2,190,188	545,461	1,412,532	1,452,907
Change in unrealized appreciation (depreciation) on investments	11,529,081	1,349	2,514,922	2,921,944	1,561,891	2,247,874	6,930,773
Net gain (loss) on investments	20,968,862	1,093	3,649,822	4,720,273	2,276,315	3,415,679	9,186,844
Net increase (decrease) in net assets resulting from operations	$21,313,243	$145,696	$3,839,653	$4,991,412	$2,149,262	$3,304,495	$8,902,717

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Operations (Continued)
For the year ended December 31, 2019

	BlackRock® Global Allocation V.I. Fund— Class III	BlackRock® High Yield V.I. Fund— Class III	BNY Mellon IP Technology Growth Portfolio— Initial Shares	BNY Mellon IP Technology Growth Portfolio— Service Shares	ClearBridge Variable Appreciation Portfolio— Class II	Columbia Variable Portfolio— Commodity Strategy Fund— Class 2	Columbia Variable Portfolio— Emerging Markets Bond Fund— Class 2
INVESTMENT INCOME (LOSS):
Dividend income	$1,353,624	$2,206,451	$—	$—	$121,028	$14,419	$1,251,229
Mortality and expense risk charges	(1,569,858)	(599,039)	(259,621)	(1,373,441)	(93,398)	(21,515)	(346,205)
Administrative charges	(270,539)	(86,457)	(36,356)	(145,188)	(11,185)	(1,152)	(55,052)
Net investment income (loss)	(486,773)	1,520,955	(295,977)	(1,518,629)	16,445	(8,248)	849,972
REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	24,508,455	6,674,702	4,059,455	19,662,796	845,466	613,890	2,711,029
Cost of investments sold	(25,941,107)	(6,644,691)	(2,978,539)	(14,535,003)	(818,523)	(681,554)	(2,824,560)
Net realized gain (loss) on investments	(1,432,652)	30,011	1,080,916	5,127,793	26,943	(67,664)	(113,531)
Realized gain distribution received	4,272,424	—	2,239,135	11,830,624	554,866	—	—
Change in unrealized appreciation (depreciation) on investments	13,884,873	3,439,202	1,016,907	4,819,324	951,460	165,988	1,376,698
Net gain (loss) on investments	16,724,645	3,469,213	4,336,958	21,777,741	1,533,269	98,324	1,263,167
Net increase (decrease) in net assets resulting from operations	$16,237,872	$4,990,168	$4,040,981	$20,259,112	$1,549,714	$90,076	$2,113,139

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Operations (Continued)
For the year ended December 31, 2019

	Columbia Variable Portfolio— Small Cap Value Fund— Class 2	Delaware VIP® Small Cap Value Series— Service Class	DWS Alternative Asset Allocation VIP— Class B	Fidelity® VIP ContrafundSM Portfolio— Initial Class	Fidelity® VIP ContrafundSM Portfolio— Service Class 2	Fidelity® VIP Emerging Markets Portfolio— Service Class 2	Fidelity® VIP Equity-Income PortfolioSM— Initial Class
INVESTMENT INCOME (LOSS):
Dividend income	$95,662	$17,924	$1,205,868	$568,184	$757,037	$55,738	$965,932
Mortality and expense risk charges	(494,856)	(36,059)	(531,053)	(1,620,551)	(4,959,504)	(40,824)	(629,320)
Administrative charges	(60,524)	(2,234)	(74,329)	(227,664)	(710,474)	(3,022)	(86,954)
Net investment income (loss)	(459,718)	(20,369)	600,486	(1,280,031)	(4,912,941)	11,892	249,658
REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	8,495,922	706,137	2,321,001	20,495,824	72,236,783	753,440	7,451,960
Cost of investments sold	(9,772,280)	(779,976)	(2,369,479)	(15,897,363)	(63,808,387)	(734,815)	(6,560,942)
Net realized gain (loss) on investments	(1,276,358)	(73,839)	(48,478)	4,598,461	8,428,396	18,625	891,018
Realized gain distribution received	3,125,658	184,823	—	14,562,708	41,793,782	—	3,167,594
Change in unrealized appreciation (depreciation) on investments	4,832,783	462,400	3,566,909	14,573,710	44,317,190	640,110	6,717,116
Net gain (loss) on investments	6,682,083	573,384	3,518,431	33,734,879	94,539,368	658,735	10,775,728
Net increase (decrease) in net assets resulting from operations	$6,222,365	$553,015	$4,118,917	$32,454,848	$89,626,427	$670,627	$11,025,386

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Operations (Continued)
For the year ended December 31, 2019

	Fidelity® VIP Equity-Income PortfolioSM— Service Class 2	Fidelity® VIP FundsManager® 60% Portfolio— Investor Class (a)	Fidelity® VIP FundsManager® 60% Portfolio— Service Class (a)	Fidelity® VIP Government Money Market Portfolio— Investor Class (a)	Fidelity® VIP Growth Opportunities Portfolio— Service Class 2	Fidelity® VIP Health Care Portfolio— Service Class 2 (a)	Fidelity® VIP International Index Portfolio— Service Class 2 (a)
INVESTMENT INCOME (LOSS):
Dividend income	$1,931,348	$2,945,634	$46,022	$1,446	$—	$6,587	$14,605
Mortality and expense risk charges	(1,438,514)	(1,069,052)	(23,008)	(850)	(940,339)	(15,543)	(2,724)
Administrative charges	(156,648)	(623,614)	(569)	(496)	(110,374)	(820)	(146)
Net investment income (loss)	336,186	1,252,968	22,445	100	(1,050,713)	(9,776)	11,735
REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	16,103,423	231,718	408,029	751,436	13,569,020	241,541	40,821
Cost of investments sold	(15,942,419)	(222,527)	(400,332)	(751,436)	(10,361,314)	(220,822)	(39,409)
Net realized gain (loss) on investments	161,004	9,191	7,697	—	3,207,706	20,719	1,412
Realized gain distribution received	6,546,915	72,434	1,132	—	4,766,646	359	1,518
Change in unrealized appreciation (depreciation) on investments	15,774,101	12,517,547	203,370	—	12,958,162	508,407	35,935
Net gain (loss) on investments	22,482,020	12,599,172	212,199	—	20,932,514	529,485	38,865
Net increase (decrease) in net assets resulting from operations	$22,818,206	$13,852,140	$234,644	$100	$19,881,801	$519,709	$50,600

(a) For the period May 1, 2019 (commencement of Investment Division) through December 31, 2019.

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Operations (Continued)
For the year ended December 31, 2019

	Fidelity® VIP Mid Cap Portfolio— Service Class 2	Invesco V.I. American Value Fund— Series II Shares	Invesco V.I. International Growth Fund— Series II Shares	Janus Henderson Enterprise Portfolio— Service Shares	Janus Henderson Global Research Portfolio— Institutional Shares	Janus Henderson Global Research Portfolio— Service Shares	MFS® International Intrinsic Value Portfolio— Service Class
INVESTMENT INCOME (LOSS):
Dividend income	$856,467	$64,495	$442,286	$7,032	$500,402	$288,898	$262,561
Mortality and expense risk charges	(1,781,127)	(217,335)	(492,315)	(148,602)	(635,149)	(462,816)	(212,276)
Administrative charges	(230,007)	(13,990)	(68,569)	(10,129)	(102,914)	(49,686)	(22,331)
Net investment income (loss)	(1,154,667)	(166,830)	(118,598)	(151,699)	(237,661)	(223,604)	27,954
REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	28,052,336	3,716,694	8,020,740	2,456,553	7,522,856	6,932,040	2,243,101
Cost of investments sold	(30,739,251)	(4,060,484)	(7,349,782)	(2,308,657)	(3,561,368)	(4,696,622)	(2,214,759)
Net realized gain (loss) on investments	(2,686,915)	(343,790)	670,958	147,896	3,961,488	2,235,418	28,342
Realized gain distribution received	14,929,469	1,146,084	2,223,017	531,840	3,046,093	2,062,382	550,398
Change in unrealized appreciation (depreciation) on investments	13,743,977	2,097,030	5,388,900	2,095,252	5,243,923	3,794,767	2,543,802
Net gain (loss) on investments	25,986,531	2,899,324	8,282,875	2,774,988	12,251,504	8,092,567	3,122,542
Net increase (decrease) in net assets resulting from operations	$24,831,864	$2,732,494	$8,164,277	$2,623,289	$12,013,843	$7,868,963	$3,150,496

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Operations (Continued)
For the year ended December 31, 2019

	MFS® Investors Trust Series— Initial Class	MFS® Investors Trust Series— Service Class	MFS® Research Series— Initial Class	MFS® Research Series— Service Class	Morgan Stanley VIF U.S. Real Estate Portfolio— Class II	Neuberger Berman AMT Mid Cap Growth Portfolio— Class I	Neuberger Berman AMT Mid Cap Growth Portfolio— Class S
INVESTMENT INCOME (LOSS):
Dividend income	$56,021	$261,266	$75,426	$185,223	$343,817	$—	$—
Mortality and expense risk charges	(105,684)	(711,137)	(122,618)	(411,687)	(291,681)	(20,458)	(1,037,418)
Administrative charges	(15,430)	(93,950)	(17,687)	(49,145)	(30,079)	(2,360)	(122,280)
Net investment income (loss)	(65,093)	(543,821)	(64,879)	(275,609)	22,057	(22,818)	(1,159,698)
REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	1,119,446	5,718,399	1,900,537	4,141,812	5,025,700	212,879	14,801,222
Cost of investments sold	(761,589)	(5,009,219)	(1,204,966)	(3,915,140)	(4,850,898)	(171,273)	(12,483,014)
Net realized gain (loss) on investments	357,857	709,180	695,571	226,672	174,802	41,606	2,318,208
Realized gain distribution received	476,276	3,180,321	984,186	3,240,395	798,967	102,887	5,572,427
Change in unrealized appreciation (depreciation) on investments	1,295,244	9,281,481	942,453	4,203,405	2,132,379	248,500	11,652,610
Net gain (loss) on investments	2,129,377	13,170,982	2,622,210	7,670,472	3,106,148	392,993	19,543,245
Net increase (decrease) in net assets resulting from operations	$2,064,284	$12,627,161	$2,557,331	$7,394,863	$3,128,205	$370,175	$18,383,547

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Operations (Continued)
For the year ended December 31, 2019

	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)— Advisor Class	PIMCO VIT Low Duration Portfolio— Advisor Class	PIMCO VIT Total Return Portfolio— Advisor Class	Victory VIF Diversified Stock Fund— Class A Shares
INVESTMENT INCOME (LOSS):
Dividend income	$1,452,046	$536,371	$2,934,315	$65,079
Mortality and expense risk charges	(1,234,340)	(277,985)	(1,424,002)	(163,188)
Administrative charges	(177,266)	(33,853)	(207,169)	(29,443)
Net investment income (loss)	40,440	224,533	1,303,144	(127,552)
REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	12,440,898	5,988,138	12,248,726	2,710,391
Cost of investments sold	(12,193,259)	(6,027,673)	(12,378,949)	(2,941,483)
Net realized gain (loss) on investments	247,639	(39,535)	(130,223)	(231,092)
Realized gain distribution received	588,173	—	—	650,137
Change in unrealized appreciation (depreciation) on investments	3,440,959	271,899	4,840,210	2,443,902
Net gain (loss) on investments	4,276,771	232,364	4,709,987	2,862,947
Net increase (decrease) in net assets resulting from operations	$4,317,211	$456,897	$6,013,131	$2,735,395

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets
For the years ended December 31, 2019
and December 31, 2018

	MainStay VP Balanced— Service Class		MainStay VP Bond— Initial Class		MainStay VP Bond— Service Class		MainStay VP Conservative Allocation— Service Class
INCREASE (DECREASE) IN NET ASSETS:	2019	2018	2019	2018	2019	2018	2019	2018
Operations:
Net investment income (loss)	$139,314	$(319,795)	$451,034	$514,886	$1,138,871	$894,306	$2,317,398	$1,345,011
Net realized gain (loss) on investments	656,922	2,838,275	(307,364)	(467,318)	(357,977)	(1,497,172)	(1,657,410)	(1,804,359)
Realized gain distribution received	3,986,734	5,289,178	—	113,266	—	262,744	6,397,762	—
Change in unrealized appreciation/(depreciation) on investments	10,217,033	(18,565,951)	2,603,704	(1,307,610)	5,920,915	(2,499,076)	22,764,930	(22,099,261)

Net increase (decrease) in net assets resulting from operations	15,000,003	(10,758,293)	2,747,374	(1,146,776)	6,701,809	(2,839,198)	29,822,680	(22,558,609)
Contributions and (withdrawals):
Payments received from policyowners	6,059,513	5,443,129	251,188	243,078	13,057,833	6,449,482	10,566,434	10,000,291
Policyowners' surrenders	(13,922,927)	(16,144,859)	(3,992,844)	(4,327,585)	(14,803,167)	(17,306,318)	(36,142,099)	(39,218,397)
Policyowners' annuity and death benefits	(1,323,260)	(1,369,401)	(1,247,112)	(906,919)	(858,281)	(1,405,372)	(3,589,741)	(4,074,311)
Net transfers from (to) Fixed Account	1,464,314	637,816	(637,157)	(462,223)	10,837,251	2,743,481	713,053	3,624,868
Transfers between Investment Divisions	(1,241,282)	(3,890,100)	666,238	(232,810)	6,370,212	2,359,379	(117,795)	(4,124,183)

Net contributions and (withdrawals)	(8,963,642)	(15,323,415)	(4,959,687)	(5,686,459)	14,603,848	(7,159,348)	(28,570,148)	(33,791,732)

Increase (decrease) in net assets	6,036,361	(26,081,708)	(2,212,313)	(6,833,235)	21,305,657	(9,998,546)	1,252,532	(56,350,341)

NET ASSETS:
Beginning of period	105,450,662	131,532,370	38,703,426	45,536,661	92,030,004	102,028,550	244,736,922	301,087,263
End of period	$111,487,023	$105,450,662	$36,491,113	$38,703,426	$113,335,661	$92,030,004	$245,989,454	$244,736,922

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2019
and December 31, 2018

	MainStay VP Cushing® Renaissance Advantage— Service Class		MainStay VP Eagle Small Cap Growth— Initial Class		MainStay VP Eagle Small Cap Growth— Service Class		MainStay VP Emerging Markets Equity— Initial Class
INCREASE (DECREASE) IN NET ASSETS:	2019	2018	2019	2018	2019	2018	2019	2018
Operations:
Net investment income (loss)	$(73,630)	$(96,522)	$(690,403)	$(828,740)	$(534,149)	$(537,672)	$(12,544)	$(24,006)
Net realized gain (loss) on investments	(350,343)	85,685	2,408,793	3,584,077	1,027,446	1,683,377	(279,941)	(129,108)
Realized gain distribution received	—	—	5,359,895	2,648,469	4,314,629	1,897,252	—	—
Change in unrealized appreciation/(depreciation) on investments	585,651	(1,863,578)	2,391,510	(9,673,221)	2,166,477	(6,786,065)	2,305,416	(3,362,583)

Net increase (decrease) in net assets resulting from operations	161,678	(1,874,415)	9,469,795	(4,269,415)	6,974,403	(3,743,108)	2,012,931	(3,515,697)
Contributions and (withdrawals):
Payments received from policyowners	165,961	367,972	649,825	647,663	2,152,048	2,331,170	104,732	206,279
Policyowners' surrenders	(442,385)	(851,123)	(5,897,263)	(7,835,280)	(4,700,043)	(5,515,133)	(1,139,058)	(1,406,445)
Policyowners' annuity and death benefits	(17,972)	(126,183)	(400,051)	(396,575)	(173,678)	(205,744)	(263,605)	(169,006)
Net transfers from (to) Fixed Account	176,734	411,536	(623,868)	(345,767)	645,984	376,522	(73,592)	(79,100)
Transfers between Investment Divisions	(179,208)	(570,453)	(1,166,727)	(1,674,564)	(65,026)	3,317,994	(746,436)	(1,668,105)

Net contributions and (withdrawals)	(296,870)	(768,251)	(7,438,084)	(9,604,523)	(2,140,715)	304,809	(2,117,959)	(3,116,377)

Increase (decrease) in net assets	(135,192)	(2,642,666)	2,031,711	(13,873,938)	4,833,688	(3,438,299)	(105,028)	(6,632,074)

NET ASSETS:
Beginning of period	4,540,722	7,183,388	41,904,788	55,778,726	30,406,519	33,844,818	11,908,000	18,540,074
End of period	$4,405,530	$4,540,722	$43,936,499	$41,904,788	$35,240,207	$30,406,519	$11,802,972	$11,908,000

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2019
and December 31, 2018

	MainStay VP Emerging Markets Equity— Service Class		MainStay VP Epoch U.S. Equity Yield— Initial Class		MainStay VP Epoch U.S. Equity Yield— Service Class		MainStay VP Epoch U.S. Small Cap— Initial Class
INCREASE (DECREASE) IN NET ASSETS:	2019	2018	2019	2018	2019	2018	2019	2018
Operations:
Net investment income (loss)	$(245,463)	$(297,524)	$1,739,169	$669,107	$2,312,646	$448,426	$67,451	$(177,044)
Net realized gain (loss) on investments	(893,156)	106,485	5,319,871	5,890,631	3,953,498	7,945,381	(3,053,411)	1,309,922
Realized gain distribution received	—	—	4,276,287	7,232,928	7,190,281	12,328,879	2,291,224	2,439,907
Change in unrealized appreciation/(depreciation) on investments	8,582,940	(13,054,745)	9,790,483	(21,089,657)	21,087,184	(33,662,817)	3,651,935	(7,283,957)

Net increase (decrease) in net assets resulting from operations	7,444,321	(13,245,784)	21,125,810	(7,296,991)	34,543,609	(12,940,131)	2,957,199	(3,711,172)
Contributions and (withdrawals):
Payments received from policyowners	879,642	1,134,579	986,479	788,942	5,401,605	4,815,764	85,939	226,996
Policyowners' surrenders	(6,889,205)	(9,249,358)	(10,381,486)	(12,031,724)	(24,006,153)	(28,126,894)	(423,541)	(1,931,610)
Policyowners' annuity and death benefits	(414,146)	(382,366)	(2,470,017)	(1,838,917)	(1,423,206)	(1,711,136)	(116,152)	(188,767)
Net transfers from (to) Fixed Account	(310,306)	(212,207)	(1,053,844)	(964,043)	(759,086)	(47,457)	(122,185)	(280,660)
Transfers between Investment Divisions	(1,635,616)	(2,579,497)	(1,392,704)	(2,157,684)	(3,868,990)	(5,992,110)	(19,982,486)	(957,913)

Net contributions and (withdrawals)	(8,369,631)	(11,288,849)	(14,311,572)	(16,203,426)	(24,655,830)	(31,061,833)	(20,558,425)	(3,131,954)

Increase (decrease) in net assets	(925,310)	(24,534,633)	6,814,238	(23,500,417)	9,887,779	(44,001,964)	(17,601,226)	(6,843,126)

NET ASSETS:
Beginning of period	45,533,272	70,067,905	99,478,984	122,979,401	166,533,577	210,535,541	17,601,226	24,444,352
End of period	$44,607,962	$45,533,272	$106,293,222	$99,478,984	$176,421,356	$166,533,577	$—	$17,601,226

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2019
and December 31, 2018

	MainStay VP Epoch U.S. Small Cap— Service Class		MainStay VP Fidelity Institutional AM® Utilities— Initial Class		MainStay VP Fidelity Institutional AM® Utilities— Service Class		MainStay VP Floating Rate— Service Class
INCREASE (DECREASE) IN NET ASSETS:	2019	2018	2019	2018	2019	2018	2019	2018
Operations:
Net investment income (loss)	$168,261	$(737,145)	$9,026	$(4,100)	$2,228,264	$(2,682,931)	$5,697,204	$5,510,520
Net realized gain (loss) on investments	(11,405,869)	2,445,276	34,316	(15,083)	9,340,287	7,405,410	(1,893,373)	(989,999)
Realized gain distribution received	7,358,930	7,788,438	40,737	1,817	14,423,072	614,985	—	—
Change in unrealized appreciation/(depreciation) on investments	12,872,048	(20,993,466)	113,669	15,578	43,227,625	(8,489,175)	7,984,565	(8,580,954)

Net increase (decrease) in net assets resulting from operations	8,993,370	(11,496,897)	197,748	(1,788)	69,219,248	(3,151,711)	11,788,396	(4,060,433)
Contributions and (withdrawals):
Payments received from policyowners	894,581	2,959,542	—	—	10,980,755	13,409,509	9,312,848	14,769,243
Policyowners' surrenders	(2,281,635)	(9,935,313)	(125,936)	(66,259)	(48,226,014)	(52,717,042)	(27,630,247)	(30,290,353)
Policyowners' annuity and death benefits	(22,671)	(407,504)	(12,283)	(14,633)	(4,145,623)	(4,087,991)	(3,928,186)	(2,045,781)
Net transfers from (to) Fixed Account	186,337	523,569	(26,555)	(14,480)	706,668	6,222,106	4,406,587	2,681,272
Transfers between Investment Divisions	(61,449,702)	(2,188,546)	(14,381)	(8,263)	(16,856,595)	(18,664,322)	(13,362,578)	20,840,517

Net contributions and (withdrawals)	(62,673,090)	(9,048,252)	(179,155)	(103,635)	(57,540,809)	(55,837,740)	(31,201,576)	5,954,898

Increase (decrease) in net assets	(53,679,720)	(20,545,149)	18,593	(105,423)	11,678,439	(58,989,451)	(19,413,180)	1,894,465

NET ASSETS:
Beginning of period	53,679,720	74,224,869	989,981	1,095,404	350,906,135	409,895,586	193,056,550	191,162,085
End of period	$—	$53,679,720	$1,008,574	$989,981	$362,584,574	$350,906,135	$173,643,370	$193,056,550

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2019
and December 31, 2018

	MainStay VP Growth Allocation— Service Class		MainStay VP Income Builder— Initial Class		MainStay VP Income Builder— Service Class		MainStay VP Indexed Bond— Service Class
INCREASE (DECREASE) IN NET ASSETS:	2019	2018	2019	2018	2019	2018	2019	2018
Operations:
Net investment income (loss)	$1,767,271	$(796,838)	$1,832,905	$744,488	$3,486,307	$1,067,253	$(275,023)	$87,328
Net realized gain (loss) on investments	1,456,090	3,232,893	2,000,532	2,374,117	(693,412)	(885,601)	132,678	(21,042)
Realized gain distribution received	11,747,725	7,255,157	—	2,518,607	—	4,980,189	—	—
Change in unrealized appreciation/(depreciation) on investments	20,654,930	(37,470,254)	4,434,950	(9,560,647)	13,587,880	(13,163,929)	1,062,515	(25,152)

Net increase (decrease) in net assets resulting from operations	35,626,016	(27,779,042)	8,268,387	(3,923,435)	16,380,775	(8,002,088)	920,170	41,134
Contributions and (withdrawals):
Payments received from policyowners	4,845,669	10,105,378	375,259	502,893	8,285,360	6,423,144	6,122,902	3,483,996
Policyowners' surrenders	(17,407,622)	(20,472,400)	(5,147,763)	(5,154,200)	(13,807,524)	(13,940,892)	(2,203,824)	(306,918)
Policyowners' annuity and death benefits	(946,553)	(898,303)	(1,225,546)	(1,237,262)	(742,731)	(1,142,054)	(144,604)	(4,922)
Net transfers from (to) Fixed Account	(513,392)	7,419,068	(636,096)	(306,999)	5,767,819	6,272,276	7,284,033	2,025,075
Transfers between Investment Divisions	(5,980,462)	(3,187,387)	423,198	(741,361)	4,950,379	(7,434,922)	6,913,998	3,302,979

Net contributions and (withdrawals)	(20,002,360)	(7,033,644)	(6,210,948)	(6,936,929)	4,453,303	(9,822,448)	17,972,505	8,500,210

Increase (decrease) in net assets	15,623,656	(34,812,686)	2,057,439	(10,860,364)	20,834,078	(17,824,536)	18,892,675	8,541,344

NET ASSETS:
Beginning of period	166,915,541	201,728,227	52,882,704	63,743,068	102,162,048	119,986,584	9,165,137	623,793
End of period	$182,539,197	$166,915,541	$54,940,143	$52,882,704	$122,996,126	$102,162,048	$28,057,812	$9,165,137

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2019
and December 31, 2018

	MainStay VP IQ Hedge Multi- Strategy— Service Class		MainStay VP Janus Henderson Balanced— Initial Class		MainStay VP Janus Henderson Balanced— Service Class		MainStay VP Large Cap Growth— Initial Class
INCREASE (DECREASE) IN NET ASSETS:	2019	2018 (a)	2019	2018	2019	2018	2019	2018
Operations:
Net investment income (loss)	$(220,293)	$291,836	$471,057	$500,119	$69,317	$70,310	$(683,406)	$(682,137)
Net realized gain (loss) on investments	175,523	(24,851)	6,689,489	7,064,722	7,680,766	7,418,217	2,004,666	3,004,914
Realized gain distribution received	—	—	8,765,736	9,104,880	13,318,807	11,903,792	5,281,759	6,117,364
Change in unrealized appreciation/(depreciation) on investments	4,247,380	(1,600,532)	15,216,165	(17,711,693)	23,521,905	(22,666,345)	5,716,377	(7,408,405)

Net increase (decrease) in net assets resulting from operations	4,202,610	(1,333,547)	31,142,447	(1,041,972)	44,590,795	(3,274,026)	12,319,396	1,031,736
Contributions and (withdrawals):
Payments received from policyowners	1,214,256	109,619	1,878,438	1,126,479	24,035,070	18,334,221	517,318	440,801
Policyowners' surrenders	(5,818,670)	(519,711)	(17,523,842)	(20,009,113)	(34,183,203)	(28,764,022)	(4,256,471)	(4,993,148)
Policyowners' annuity and death benefits	(670,047)	(38,849)	(3,437,525)	(3,212,115)	(1,947,148)	(2,338,990)	(785,719)	(848,226)
Net transfers from (to) Fixed Account	(191,598)	(132,964)	(1,922,797)	(1,135,518)	11,242,018	6,812,979	(412,895)	(370,773)
Transfers between Investment Divisions	(433,060)	70,394,199	(898,233)	(1,485,795)	6,764,713	11,637,833	214,289	2,571,160

Net contributions and (withdrawals)	(5,899,119)	69,812,294	(21,903,959)	(24,716,062)	5,911,450	5,682,021	(4,723,478)	(3,200,186)

Increase (decrease) in net assets	(1,696,509)	68,478,747	9,238,488	(25,758,034)	50,502,245	2,407,995	7,595,918	(2,168,450)

NET ASSETS:
Beginning of period	68,478,747	—	156,529,649	182,287,683	212,498,063	210,090,068	40,214,655	42,383,105
End of period	$66,782,238	$68,478,747	$165,768,137	$156,529,649	$263,000,308	$212,498,063	$47,810,573	$40,214,655

(a) For the period November 30, 2018 (commencement of Investment Division) through December 31, 2018.

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2019
and December 31, 2018

	MainStay VP Large Cap Growth— Service Class		MainStay VP MacKay Common Stock— Initial Class		MainStay VP MacKay Common Stock— Service Class		MainStay VP MacKay Convertible— Initial Class
INCREASE (DECREASE) IN NET ASSETS:	2019	2018	2019	2018	2019	2018	2019	2018
Operations:
Net investment income (loss)	$(2,755,601)	$(2,613,199)	$877	$58,372	$(210,806)	$(145,874)	$(15,778)	$107,596
Net realized gain (loss) on investments	6,311,026	6,654,233	5,521,771	6,943,678	1,527,849	2,893,833	2,027,713	4,251,559
Realized gain distribution received	21,447,078	22,957,887	10,532,164	7,325,272	8,874,850	6,012,254	5,483,481	2,490,989
Change in unrealized appreciation/(depreciation) on investments	21,388,171	(25,020,947)	630,028	(19,652,504)	3,474,854	(13,413,488)	4,604,817	(8,972,277)

Net increase (decrease) in net assets resulting from operations	46,390,674	1,977,974	16,684,840	(5,325,182)	13,666,747	(4,653,275)	12,100,233	(2,122,133)
Contributions and (withdrawals):
Payments received from policyowners	15,153,000	14,519,891	386,781	618,832	3,378,965	4,402,601	676,785	536,095
Policyowners' surrenders	(22,305,041)	(23,108,647)	(6,746,546)	(8,045,918)	(7,223,575)	(7,454,366)	(7,058,333)	(8,422,351)
Policyowners' annuity and death benefits	(1,102,934)	(1,316,278)	(1,409,120)	(1,334,468)	(475,282)	(445,694)	(1,173,007)	(1,785,532)
Net transfers from (to) Fixed Account	5,924,251	5,353,963	(642,421)	(647,372)	511,212	2,336,226	(941,303)	(595,590)
Transfers between Investment Divisions	(4,453,175)	7,683,869	(808,222)	(1,379,268)	(3,097,430)	(2,118,163)	1,291,687	1,914,424

Net contributions and (withdrawals)	(6,783,899)	3,132,798	(9,219,528)	(10,788,194)	(6,906,110)	(3,279,396)	(7,204,171)	(8,352,954)

Increase (decrease) in net assets	39,606,775	5,110,772	7,465,312	(16,113,376)	6,760,637	(7,932,671)	4,896,062	(10,475,087)

NET ASSETS:
Beginning of period	150,851,229	145,740,457	71,851,516	87,964,892	59,371,187	67,303,858	60,695,038	71,170,125
End of period	$190,458,004	$150,851,229	$79,316,828	$71,851,516	$66,131,824	$59,371,187	$65,591,100	$60,695,038

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2019
and December 31, 2018

	MainStay VP MacKay Convertible— Service Class		MainStay VP MacKay Government— Initial Class		MainStay VP MacKay Government— Service Class		MainStay VP MacKay Growth— Initial Class
INCREASE (DECREASE) IN NET ASSETS:	2019	2018	2019	2018	2019	2018	2019	2018
Operations:
Net investment income (loss)	$(637,388)	$(348,033)	$116,195	$262,837	$186,389	$354,865	$(744,674)	$(767,011)
Net realized gain (loss) on investments	2,825,149	3,550,598	(440,333)	(573,032)	(586,788)	(1,123,138)	4,527,556	3,583,546
Realized gain distribution received	18,250,952	7,193,818	—	—	—	—	6,972,392	5,226,549
Change in unrealized appreciation/(depreciation) on investments	16,247,012	(18,501,397)	1,248,169	(159,514)	2,209,243	(260,198)	9,264,144	(11,962,238)

Net increase (decrease) in net assets resulting from operations	36,685,725	(8,105,014)	924,031	(469,709)	1,808,844	(1,028,471)	20,019,418	(3,919,154)
Contributions and (withdrawals):
Payments received from policyowners	19,391,163	17,378,161	171,126	191,866	5,843,580	3,527,152	806,913	877,367
Policyowners' surrenders	(29,054,763)	(29,897,780)	(2,415,828)	(2,659,321)	(8,288,326)	(8,422,651)	(7,584,940)	(6,910,838)
Policyowners' annuity and death benefits	(3,079,663)	(2,009,048)	(503,871)	(272,271)	(557,653)	(860,928)	(1,659,081)	(1,218,064)
Net transfers from (to) Fixed Account	10,505,367	7,076,781	(118,494)	(321,501)	5,825,006	1,461,396	(851,211)	(1,216,840)
Transfers between Investment Divisions	10,650,381	9,642,704	206,695	6,963	4,622,131	1,383,100	(961,875)	(1,239,899)

Net contributions and (withdrawals)	8,412,485	2,190,818	(2,660,372)	(3,054,264)	7,444,738	(2,911,931)	(10,250,194)	(9,708,274)

Increase (decrease) in net assets	45,098,210	(5,914,196)	(1,736,341)	(3,523,973)	9,253,582	(3,940,402)	9,769,224	(13,627,428)

NET ASSETS:
Beginning of period	178,073,551	183,987,747	25,375,584	28,899,557	50,945,897	54,886,299	74,664,041	88,291,469
End of period	$223,171,761	$178,073,551	$23,639,243	$25,375,584	$60,199,479	$50,945,897	$84,433,265	$74,664,041

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2019
and December 31, 2018

	MainStay VP MacKay Growth— Service Class		MainStay VP MacKay High Yield Corporate Bond— Initial Class		MainStay VP MacKay High Yield Corporate Bond— Service Class		MainStay VP MacKay International Equity— Initial Class
INCREASE (DECREASE) IN NET ASSETS:	2019	2018	2019	2018	2019	2018	2019	2018
Operations:
Net investment income (loss)	$(337,605)	$(364,881)	$6,645,238	$7,671,138	$26,869,708	$28,856,901	$(226,935)	$(91,811)
Net realized gain (loss) on investments	662,182	952,388	1,357,969	1,567,956	(3,464,664)	39,489	863,626	1,303,846
Realized gain distribution received	2,165,736	1,721,400	—	—	—	—	2,582,496	432,121
Change in unrealized appreciation/(depreciation) on investments	3,690,887	(3,575,282)	9,959,362	(14,234,990)	49,021,924	(51,854,547)	1,104,807	(4,667,053)

Net increase (decrease) in net assets resulting from operations	6,181,200	(1,266,375)	17,962,569	(4,995,896)	72,426,968	(22,958,157)	4,323,994	(3,022,897)
Contributions and (withdrawals):
Payments received from policyowners	311,230	567,594	2,009,587	1,332,492	51,365,271	46,067,687	193,411	254,940
Policyowners' surrenders	(3,741,080)	(3,869,191)	(18,450,104)	(21,742,393)	(92,835,021)	(97,658,429)	(1,867,691)	(2,339,985)
Policyowners' annuity and death benefits	(109,713)	(109,660)	(4,407,862)	(5,014,802)	(7,293,522)	(7,866,729)	(214,039)	(243,031)
Net transfers from (to) Fixed Account	(97,749)	(512)	(1,859,750)	(2,041,968)	21,219,462	16,080,924	(401,269)	(384,582)
Transfers between Investment Divisions	(924,583)	(1,774,742)	1,028,818	(2,032,214)	6,404,993	(23,156,404)	(684,213)	99,277

Net contributions and (withdrawals)	(4,561,895)	(5,186,511)	(21,679,311)	(29,498,885)	(21,138,817)	(66,532,951)	(2,973,801)	(2,613,381)

Increase (decrease) in net assets	1,619,305	(6,452,886)	(3,716,742)	(34,494,781)	51,288,151	(89,491,108)	1,350,193	(5,636,278)

NET ASSETS:
Beginning of period	23,955,539	30,408,425	162,512,221	197,007,002	660,186,019	749,677,127	20,187,725	25,824,003
End of period	$25,574,844	$23,955,539	$158,795,479	$162,512,221	$711,474,170	$660,186,019	$21,537,918	$20,187,725

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2019
and December 31, 2018

	MainStay VP MacKay International Equity— Service Class		MainStay VP MacKay Mid Cap Core— Initial Class		MainStay VP MacKay Mid Cap Core— Service Class		MainStay VP MacKay S&P 500 Index— Initial Class
INCREASE (DECREASE) IN NET ASSETS:	2019	2018	2019	2018	2019	2018	2019	2018
Operations:
Net investment income (loss)	$(1,232,253)	$(704,405)	$(168,911)	$(303,407)	$(1,001,285)	$(1,441,986)	$463,553	$(133,420)
Net realized gain (loss) on investments	3,906,097	7,398,296	(503,420)	1,968,753	(1,411,515)	4,664,486	13,900,595	16,028,521
Realized gain distribution received	10,842,723	1,803,529	2,774,541	6,323,417	9,969,823	20,205,005	902,928	3,394,005
Change in unrealized appreciation/(depreciation) on investments	4,081,441	(21,246,656)	6,455,201	(14,492,121)	21,017,115	(44,839,289)	29,419,790	(28,817,814)

Net increase (decrease) in net assets resulting from operations	17,598,008	(12,749,236)	8,557,411	(6,503,358)	28,574,138	(21,411,784)	44,686,866	(9,528,708)
Contributions and (withdrawals):
Payments received from policyowners	4,155,495	4,877,683	430,897	390,300	11,165,110	9,053,545	1,295,371	1,848,275
Policyowners' surrenders	(11,570,903)	(16,095,666)	(3,859,977)	(7,004,011)	(18,612,817)	(24,740,632)	(15,259,565)	(17,091,722)
Policyowners' annuity and death benefits	(541,902)	(760,616)	(792,428)	(667,032)	(1,666,582)	(1,502,887)	(3,216,825)	(3,534,808)
Net transfers from (to) Fixed Account	2,421,424	732,880	(878,829)	(262,635)	7,868,775	2,563,270	(2,449,641)	(2,598,523)
Transfers between Investment Divisions	(3,530,994)	(4,322,827)	(1,015,031)	(1,783,606)	(1,583,852)	(2,854,431)	(286,481)	(1,530,242)

Net contributions and (withdrawals)	(9,066,880)	(15,568,546)	(6,115,368)	(9,326,984)	(2,829,366)	(17,481,135)	(19,917,141)	(22,907,020)

Increase (decrease) in net assets	8,531,128	(28,317,782)	2,442,043	(15,830,342)	25,744,772	(38,892,919)	24,769,725	(32,435,728)

NET ASSETS:
Beginning of period	81,916,754	110,234,536	42,380,292	58,210,634	138,293,194	177,186,113	159,506,816	191,942,544
End of period	$90,447,882	$81,916,754	$44,822,335	$42,380,292	$164,037,966	$138,293,194	$184,276,541	$159,506,816

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2019
and December 31, 2018

	MainStay VP MacKay S&P 500 Index— Service Class		MainStay VP MacKay Small Cap Core— Initial Class	MainStay VP MacKay Small Cap Core— Service Class		MainStay VP MacKay Unconstrained Bond— Service Class
INCREASE (DECREASE) IN NET ASSETS:	2019	2018	2019 (b)	2019	2018	2019	2018
Operations:
Net investment income (loss)	$134,058	$(973,499)	$(181,535)	$(1,158,539)	$(823,398)	$3,415,592	$3,184,481
Net realized gain (loss) on investments	18,791,165	21,425,050	(253,497)	(748,983)	1,875,071	(1,074,114)	(1,537,315)
Realized gain distribution received	1,712,621	5,516,365	1,662,807	7,006,840	6,596,778	—	—
Change in unrealized appreciation/(depreciation) on investments	58,242,026	(43,577,990)	(1,015,689)	1,596,954	(16,040,512)	7,882,928	(8,633,133)

Net increase (decrease) in net assets resulting from operations	78,879,870	(17,610,074)	212,086	6,696,272	(8,392,061)	10,224,406	(6,985,967)
Contributions and (withdrawals):
Payments received from policyowners	35,125,763	29,956,310	(147,842)	2,255,803	3,063,394	7,198,058	10,316,149
Policyowners' surrenders	(32,742,707)	(37,496,099)	(1,259,123)	(10,971,031)	(8,347,133)	(20,710,892)	(25,829,737)
Policyowners' annuity and death benefits	(3,760,596)	(1,606,937)	(408,192)	(503,589)	(246,689)	(1,891,235)	(1,994,330)
Net transfers from (to) Fixed Account	18,787,698	9,133,230	(131,551)	405,328	479,572	337,886	11,451,826
Transfers between Investment Divisions	791,390	(1,768,503)	24,077,961	56,890,741	722,697	(1,012,976)	(11,222,429)

Net contributions and (withdrawals)	18,201,548	(1,781,999)	22,131,253	48,077,252	(4,328,159)	(16,079,159)	(17,278,521)

Increase (decrease) in net assets	97,081,418	(19,392,073)	22,343,339	54,773,524	(12,720,220)	(5,854,753)	(24,264,488)

NET ASSETS:
Beginning of period	264,280,140	283,672,213	—	40,471,224	53,191,444	208,119,798	232,384,286
End of period	$361,361,558	$264,280,140	$22,343,339	$95,244,748	$40,471,224	$202,265,045	$208,119,798

(b) For the period May 1, 2019 (commencement of Investment Division) through December 31, 2019.

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2019
and December 31, 2018

	MainStay VP Mellon Natural Resources— Initial Class		MainStay VP Moderate Allocation— Service Class		MainStay VP Moderate Growth Allocation— Service Class		MainStay VP PIMCO Real Return— Service Class
INCREASE (DECREASE) IN NET ASSETS:	2019	2018	2019	2018	2019	2018	2019	2018
Operations:
Net investment income (loss)	$(659,110)	$(1,715,570)	$4,147,442	$1,504,882	$4,915,850	$(128,082)	$1,077,373	$(203,167)
Net realized gain (loss) on investments	(9,620,928)	(8,232,276)	(2,114,445)	1,953,101	(1,311,865)	8,682,763	(1,701,988)	(2,647,251)
Realized gain distribution received	—	—	14,210,171	11,527,473	27,768,721	19,744,958	—	—
Change in unrealized appreciation/(depreciation) on investments	21,165,426	(23,122,258)	35,886,567	(53,524,613)	39,864,515	(85,469,597)	5,410,144	(229,716)

Net increase (decrease) in net assets resulting from operations	10,885,388	(33,070,104)	52,129,735	(38,539,157)	71,237,221	(57,169,958)	4,785,529	(3,080,134)
Contributions and (withdrawals):
Payments received from policyowners	2,336,540	3,400,510	13,080,279	19,840,849	10,357,680	16,496,049	7,584,463	4,848,399
Policyowners' surrenders	(11,831,001)	(17,544,791)	(45,165,998)	(50,187,057)	(54,687,602)	(56,394,279)	(8,944,521)	(9,822,105)
Policyowners' annuity and death benefits	(712,097)	(801,028)	(5,011,043)	(2,856,453)	(3,607,447)	(3,001,958)	(591,783)	(628,325)
Net transfers from (to) Fixed Account	(334,692)	235,924	2,796,827	12,223,260	94,025	12,122,034	7,672,807	3,198,982
Transfers between Investment Divisions	1,061,042	(1,499,819)	(12,164,370)	(1,642,690)	(19,481,039)	(7,538,643)	4,379,886	228,398

Net contributions and (withdrawals)	(9,480,208)	(16,209,204)	(46,464,305)	(22,622,091)	(67,324,383)	(38,316,797)	10,100,852	(2,174,651)

Increase (decrease) in net assets	1,405,180	(49,279,308)	5,665,430	(61,161,248)	3,912,838	(95,486,755)	14,886,381	(5,254,785)

NET ASSETS:
Beginning of period	77,077,015	126,356,323	338,585,506	399,746,754	396,578,880	492,065,635	66,448,970	71,703,755
End of period	$78,482,195	$77,077,015	$344,250,936	$338,585,506	$400,491,718	$396,578,880	$81,335,351	$66,448,970

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2019
and December 31, 2018

	MainStay VP T. Rowe Price Equity Income— Initial Class		MainStay VP T. Rowe Price Equity Income— Service Class		MainStay VP U.S. Government Money Market— Initial Class		American Funds IS Asset Allocation Fund— Class 4
INCREASE (DECREASE) IN NET ASSETS:	2019	2018	2019	2018	2019	2018	2019	2018 (c)
Operations:
Net investment income (loss)	$367,314	$232,398	$344,381	$60,168	$144,603	$(238,696)	$189,831	$84,008
Net realized gain (loss) on investments	1,599,701	2,505,946	1,956,804	6,173,424	(256)	(2,127)	(26,640)	(44,815)
Realized gain distribution received	3,472,875	4,525,733	7,482,977	10,455,816	—	—	1,161,540	33,215
Change in unrealized appreciation/(depreciation) on investments	4,298,931	(12,372,204)	11,529,081	(28,810,382)	1,349	2,113	2,514,922	(904,924)

Net increase (decrease) in net assets resulting from operations	9,738,821	(5,108,127)	21,313,243	(12,120,974)	145,696	(238,710)	3,839,653	(832,516)
Contributions and (withdrawals):
Payments received from policyowners	218,493	277,167	1,079,993	1,390,148	8,739,094	8,178,789	8,828,655	3,501,257
Policyowners' surrenders	(4,464,728)	(6,059,850)	(15,568,159)	(19,035,244)	(49,612,442)	(36,607,708)	(1,995,304)	(917,676)
Policyowners' annuity and death benefits	(1,330,553)	(703,230)	(1,126,709)	(1,838,604)	(1,439,757)	(4,634,306)	(229,622)	(32,408)
Net transfers from (to) Fixed Account	(682,900)	(649,975)	(1,280,597)	(140,374)	(3,653,224)	(680,262)	5,810,348	739,444
Transfers between Investment Divisions	(568,728)	(920,044)	(5,345,119)	(5,608,441)	15,815,012	46,502,944	10,427,518	9,338,809

Net contributions and (withdrawals)	(6,828,416)	(8,055,932)	(22,240,591)	(25,232,515)	(30,151,317)	12,759,457	22,841,595	12,629,426

Increase (decrease) in net assets	2,910,405	(13,164,059)	(927,348)	(37,353,489)	(30,005,621)	12,520,747	26,681,248	11,796,910

NET ASSETS:
Beginning of period	42,553,862	55,717,921	96,683,235	134,036,724	113,330,617	100,809,870	11,796,910	—
End of period	$45,464,267	$42,553,862	$95,755,887	$96,683,235	$83,324,996	$113,330,617	$38,478,158	$11,796,910

(c) For the period May 1, 2018 (commencement of Investment Division) through December 31, 2018.

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2019
and December 31, 2018

	American Funds IS Blue Chip Income and Growth Fund— Class 4		American Funds IS Global Small Capitalization Fund— Class 4		American Funds IS Growth Fund— Class 4		American Funds IS New World Fund®— Class 4
INCREASE (DECREASE) IN NET ASSETS:	2019	2018	2019	2018	2019	2018	2019	2018
Operations:
Net investment income (loss)	$271,139	$147,457	$(127,053)	$(112,034)	$(111,184)	$(55,165)	$(284,127)	$(286,290)
Net realized gain (loss) on investments	(391,859)	(122,435)	168,963	275,870	(244,727)	(83,714)	803,164	1,169,171
Realized gain distribution received	2,190,188	353,970	545,461	343,496	1,412,532	410,727	1,452,907	915,657
Change in unrealized appreciation/(depreciation) on investments	2,921,944	(2,036,465)	1,561,891	(1,528,729)	2,247,874	(1,164,457)	6,930,773	(7,256,387)

Net increase (decrease) in net assets resulting from operations	4,991,412	(1,657,473)	2,149,262	(1,021,397)	3,304,495	(892,609)	8,902,717	(5,457,849)
Contributions and (withdrawals):
Payments received from policyowners	9,937,707	6,446,568	1,308,228	1,223,737	4,139,741	3,591,254	5,353,790	4,703,124
Policyowners' surrenders	(1,803,061)	(785,250)	(711,018)	(732,258)	(1,462,541)	(566,708)	(3,333,409)	(3,508,603)
Policyowners' annuity and death benefits	(151,656)	(3,545)	(21,521)	(42,503)	(24,823)	(4,991)	(184,726)	(189,349)
Net transfers from (to) Fixed Account	10,021,896	3,267,633	593,434	853,643	2,389,357	1,516,085	5,104,461	3,669,591
Transfers between Investment Divisions	3,886,281	7,846,902	(429,456)	422,782	1,122,032	4,883,217	(913,287)	(430,606)

Net contributions and (withdrawals)	21,891,167	16,772,308	739,667	1,725,401	6,163,766	9,418,857	6,026,829	4,244,157

Increase (decrease) in net assets	26,882,579	15,114,835	2,888,929	704,004	9,468,261	8,526,248	14,929,546	(1,213,692)

NET ASSETS:
Beginning of period	15,665,395	550,560	7,057,000	6,352,996	8,900,253	374,005	30,881,002	32,094,694
End of period	$42,547,974	$15,665,395	$9,945,929	$7,057,000	$18,368,514	$8,900,253	$45,810,548	$30,881,002

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2019
and December 31, 2018

	BlackRock ® Global Allocation V.I. Fund— Class III		BlackRock ® High Yield V.I. Fund— Class III		BNY Mellon IP Technology Growth Portfolio— Initial Shares		BNY Mellon IP Technology Growth Portfolio— Service Shares
INCREASE (DECREASE) IN NET ASSETS:	2019	2018	2019	2018	2019	2018	2019	2018
Operations:
Net investment income (loss)	$(486,773)	$(1,044,489)	$1,520,955	$1,324,398	$(295,977)	$(314,256)	$(1,518,629)	$(1,599,341)
Net realized gain (loss) on investments	(1,432,652)	(415,052)	30,011	(64,739)	1,080,916	1,192,165	5,127,793	8,111,661
Realized gain distribution received	4,272,424	5,236,395	—	—	2,239,135	1,025,750	11,830,624	5,353,108
Change in unrealized appreciation/(depreciation) on investments	13,884,873	(15,047,911)	3,439,202	(2,950,459)	1,016,907	(2,503,937)	4,819,324	(15,109,865)

Net increase (decrease) in net assets resulting from operations	16,237,872	(11,271,057)	4,990,168	(1,690,800)	4,040,981	(600,278)	20,259,112	(3,244,437)
Contributions and (withdrawals):
Payments received from policyowners	4,350,179	5,668,835	6,321,824	3,665,591	211,100	166,021	5,956,693	9,776,560
Policyowners' surrenders	(15,448,902)	(14,993,646)	(4,019,747)	(3,242,433)	(1,691,105)	(1,729,414)	(11,285,874)	(13,077,412)
Policyowners' annuity and death benefits	(1,014,975)	(1,103,528)	(251,492)	(455,968)	(301,606)	(250,766)	(429,530)	(464,796)
Net transfers from (to) Fixed Account	1,612,623	4,088,202	3,472,508	3,422,238	82,164	(31,597)	4,181,286	4,976,548
Transfers between Investment Divisions	(4,640,835)	(557,965)	5,119,316	(1,176,692)	(459,070)	2,173,055	(3,259,192)	607,421

Net contributions and (withdrawals)	(15,141,910)	(6,898,102)	10,642,409	2,212,736	(2,158,517)	327,299	(4,836,617)	1,818,321

Increase (decrease) in net assets	1,095,962	(18,169,159)	15,632,577	521,936	1,882,464	(272,979)	15,422,495	(1,426,116)

NET ASSETS:
Beginning of period	109,132,400	127,301,559	35,395,904	34,873,968	17,479,574	17,752,553	87,255,534	88,681,650
End of period	$110,228,362	$109,132,400	$51,028,481	$35,395,904	$19,362,038	$17,479,574	$102,678,029	$87,255,534

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2019
and December 31, 2018

	ClearBridge Variable Appreciation Portfolio— Class II		Columbia Variable Portfolio— Commodity Strategy Fund— Class 2		Columbia Variable Portfolio— Emerging Markets Bond Fund— Class 2		Columbia Variable Portfolio— Small Cap Value Fund— Class 2
INCREASE (DECREASE) IN NET ASSETS:	2019	2018	2019	2018	2019	2018	2019	2018
Operations:
Net investment income (loss)	$16,445	$14,823	$(8,248)	$(26,337)	$849,972	$382,281	$(459,718)	$(605,135)
Net realized gain (loss) on investments	26,943	10,962	(67,664)	(52,652)	(113,531)	(140,405)	(1,276,358)	633,055
Realized gain distribution received	554,866	119,078	—	—	—	—	3,125,658	6,368,998
Change in unrealized appreciation/(depreciation) on investments	951,460	(348,019)	165,988	(206,047)	1,376,698	(1,548,626)	4,832,783	(14,526,934)

Net increase (decrease) in net assets resulting from operations	1,549,714	(203,156)	90,076	(285,036)	2,113,139	(1,306,750)	6,222,365	(8,130,016)
Contributions and (withdrawals):
Payments received from policyowners	2,902,649	1,185,688	112,078	162,396	6,093,028	4,312,972	1,267,074	1,413,199
Policyowners' surrenders	(425,625)	(136,964)	(162,253)	(285,340)	(1,962,918)	(1,266,076)	(4,910,705)	(6,201,208)
Policyowners' annuity and death benefits	(42,316)	—	—	(69,394)	(157,317)	(25,352)	(264,911)	(293,775)
Net transfers from (to) Fixed Account	2,617,295	878,978	85,174	141,196	7,001,334	3,028,988	(196,803)	423,934
Transfers between Investment Divisions	1,733,501	1,155,537	(191,897)	99,362	4,002,793	78,278	(138,013)	(229,700)

Net contributions and (withdrawals)	6,785,504	3,083,239	(156,898)	48,220	14,976,920	6,128,810	(4,243,358)	(4,887,550)

Increase (decrease) in net assets	8,335,218	2,880,083	(66,822)	(236,816)	17,090,059	4,822,060	1,979,007	(13,017,566)

NET ASSETS:
Beginning of period	3,150,464	270,381	1,530,674	1,767,490	17,268,377	12,446,317	33,762,140	46,779,706
End of period	$11,485,682	$3,150,464	$1,463,852	$1,530,674	$34,358,436	$17,268,377	$35,741,147	$33,762,140

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2019
and December 31, 2018

	Delaware VIP® Small Cap Value Series— Service Class		DWS Alternative Asset Allocation VIP— Class B		Fidelity ® VIP ContrafundSM Portfolio— Initial Class		Fidelity ® VIP ContrafundSM Portfolio— Service Class 2
INCREASE (DECREASE) IN NET ASSETS:	2019	2018	2019	2018	2019	2018	2019	2018
Operations:
Net investment income (loss)	$(20,369)	$(8,402)	$600,486	$(10,265)	$(1,280,031)	$(1,068,916)	$(4,912,941)	$(4,554,409)
Net realized gain (loss) on investments	(73,839)	(15,606)	(48,478)	(34,053)	4,598,461	5,705,138	8,428,396	18,407,074
Realized gain distribution received	184,823	37,136	—	—	14,562,708	12,083,716	41,793,782	33,726,142
Change in unrealized appreciation/(depreciation) on investments	462,400	(283,317)	3,566,909	(2,011,942)	14,573,710	(25,900,921)	44,317,190	(74,841,370)

Net increase (decrease) in net assets resulting from operations	553,015	(270,189)	4,118,917	(2,056,260)	32,454,848	(9,180,983)	89,626,427	(27,262,563)
Contributions and (withdrawals):
Payments received from policyowners	856,355	533,415	10,938,954	7,001,019	979,067	865,128	15,938,467	21,631,121
Policyowners' surrenders	(135,921)	(90,464)	(2,497,077)	(1,372,316)	(13,118,897)	(14,030,212)	(43,183,060)	(52,020,505)
Policyowners' annuity and death benefits	(5,297)	—	(320,425)	(100,035)	(1,863,945)	(1,550,448)	(2,650,744)	(2,879,994)
Net transfers from (to) Fixed Account	444,893	224,085	13,152,763	5,618,692	(1,887,573)	(1,012,329)	5,292,581	10,409,569
Transfers between Investment Divisions	667,161	1,035,953	4,846,422	3,826,908	(2,154,191)	(1,284,296)	(21,056,063)	(12,080,038)

Net contributions and (withdrawals)	1,827,191	1,702,989	26,120,637	14,974,268	(18,045,539)	(17,012,157)	(45,658,819)	(34,939,847)

Increase (decrease) in net assets	2,380,206	1,432,800	30,239,554	12,918,008	14,409,309	(26,193,140)	43,967,608	(62,202,410)

NET ASSETS:
Beginning of period	1,502,604	69,804	24,785,074	11,867,066	115,517,338	141,710,478	321,912,391	384,114,801
End of period	$3,882,810	$1,502,604	$55,024,628	$24,785,074	$129,926,647	$115,517,338	$365,879,999	$321,912,391

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2019
and December 31, 2018

	Fidelity ® VIP Emerging Markets Portfolio— Service Class 2		Fidelity ® VIP Equity-Income PortfolioSM— Initial Class		Fidelity ® VIP Equity-Income PortfolioSM— Service Class 2		Fidelity ® VIP FundsManager® 60% Portfolio— Investor Class
INCREASE (DECREASE) IN NET ASSETS:	2019	2018 (c)	2019	2018	2019	2018	2019 (b)
Operations:
Net investment income (loss)	$11,892	$1,290	$249,658	$373,007	$336,186	$498,474	$1,252,968
Net realized gain (loss) on investments	18,625	(17,474)	891,018	2,565,572	161,004	1,964,880	9,191
Realized gain distribution received	—	—	3,167,594	2,514,821	6,546,915	4,692,613	72,434
Change in unrealized appreciation/(depreciation) on investments	640,110	(140,935)	6,717,116	(10,358,594)	15,774,101	(16,957,735)	12,517,547

Net increase (decrease) in net assets resulting from operations	670,627	(157,119)	11,025,386	(4,905,194)	22,818,206	(9,801,768)	13,852,140
Contributions and (withdrawals):
Payments received from policyowners	927,752	887,421	386,452	375,058	9,343,758	7,102,874	235,742,755
Policyowners' surrenders	(154,960)	(31,216)	(4,307,708)	(4,748,596)	(11,434,766)	(12,788,095)	(160,070)
Policyowners' annuity and death benefits	(18,720)	—	(1,171,254)	(1,051,609)	(1,008,430)	(1,039,748)	—
Net transfers from (to) Fixed Account	947,983	213,405	(786,242)	(285,492)	7,015,563	2,438,932	—
Transfers between Investment Divisions	635,026	642,924	(138,046)	(1,025,098)	(180,629)	(1,388,326)	660,110

Net contributions and (withdrawals)	2,337,081	1,712,534	(6,016,798)	(6,735,737)	3,735,496	(5,674,363)	236,242,795

Increase (decrease) in net assets	3,007,708	1,555,415	5,008,588	(11,640,931)	26,553,702	(15,476,131)	250,094,935

NET ASSETS:
Beginning of period	1,555,415	—	45,408,285	57,049,216	88,940,973	104,417,104	—
End of period	$4,563,123	$1,555,415	$50,416,873	$45,408,285	$115,494,675	$88,940,973	$250,094,935

(b) For the period May 1, 2019 (commencement of Investment Division) through December 31, 2019.
(c) For the period May 1, 2018 (commencement of Investment Division) through December 31, 2018.

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2019
and December 31, 2018

	Fidelity ® VIP FundsManager® 60% Portfolio— Service Class	Fidelity ® VIP Government Money Market Portfolio— Investor Class	Fidelity ® VIP Growth Opportunities Portfolio— Service Class 2		Fidelity ® VIP Health Care Portfolio— Service Class 2
INCREASE (DECREASE) IN NET ASSETS:	2019 (b)	2019 (b)	2019	2018	2019 (b)
Operations:
Net investment income (loss)	$22,445	$100	$(1,050,713)	$(531,634)	$(9,776)
Net realized gain (loss) on investments	7,697	—	3,207,706	1,679,847	20,719
Realized gain distribution received	1,132	—	4,766,646	1,615,663	359
Change in unrealized appreciation/(depreciation) on investments	203,370	—	12,958,162	(725,507)	508,407

Net increase (decrease) in net assets resulting from operations	234,644	100	19,881,801	2,038,369	519,709
Contributions and (withdrawals):
Payments received from policyowners	2,918,059	660,010	15,472,579	8,114,233	1,520,027
Policyowners' surrenders	(99,595)	—	(5,236,655)	(3,779,622)	(105,809)
Policyowners' annuity and death benefits	—	—	(459,746)	(126,630)	—
Net transfers from (to) Fixed Account	286,676	—	5,393,725	2,200,742	815,075
Transfers between Investment Divisions	652,673	(660,110)	10,784,297	9,476,247	1,863,663

Net contributions and (withdrawals)	3,757,813	(100)	25,954,200	15,884,970	4,092,956

Increase (decrease) in net assets	3,992,457	—	45,836,001	17,923,339	4,612,665

NET ASSETS:
Beginning of period	—	—	42,043,861	24,120,522	—
End of period	$3,992,457	$—	$87,879,862	$42,043,861	$4,612,665

(b) For the period May 1, 2019 (commencement of Investment Division) through December 31, 2019.

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2019
and December 31, 2018

	Fidelity ® VIP International Index Portfolio— Service Class 2	Fidelity ® VIP Mid Cap Portfolio— Service Class 2		Invesco V.I. American Value Fund— Series II Shares		Invesco V.I. International Growth Fund— Series II Shares
INCREASE (DECREASE) IN NET ASSETS:	2019 (b)	2019	2018	2019	2018	2019	2018
Operations:
Net investment income (loss)	$11,735	$(1,154,667)	$(1,818,091)	$(166,830)	$(175,764)	$(118,598)	$91,187
Net realized gain (loss) on investments	1,412	(2,686,915)	4,221,056	(343,790)	54,278	670,958	444,456
Realized gain distribution received	1,518	14,929,469	13,939,633	1,146,084	1,864,038	2,223,017	268,084
Change in unrealized appreciation/(depreciation) on investments	35,935	13,743,977	(39,174,422)	2,097,030	(3,516,227)	5,388,900	(7,355,372)

Net increase (decrease) in net assets resulting from operations	50,600	24,831,864	(22,831,824)	2,732,494	(1,773,675)	8,164,277	(6,551,645)
Contributions and (withdrawals):
Payments received from policyowners	200,215	5,710,663	7,236,115	1,117,484	1,146,598	1,024,888	2,443,728
Policyowners' surrenders	(28,685)	(18,955,734)	(24,082,323)	(1,844,051)	(2,100,494)	(3,468,519)	(4,165,189)
Policyowners' annuity and death benefits	—	(1,951,860)	(1,146,522)	(203,849)	(129,980)	(174,016)	(184,087)
Net transfers from (to) Fixed Account	210,189	1,063,902	1,150,031	321,195	109,222	310,587	3,463,158
Transfers between Investment Divisions	592,677	(2,844,434)	(3,641,570)	3,384,547	(156,747)	(3,783,859)	2,004,421

Net contributions and (withdrawals)	974,396	(16,977,463)	(20,484,269)	2,775,326	(1,131,401)	(6,090,919)	3,562,031

Increase (decrease) in net assets	1,024,996	7,854,401	(43,316,093)	5,507,820	(2,905,076)	2,073,358	(2,989,614)

NET ASSETS:
Beginning of period	—	120,950,712	164,266,805	10,731,449	13,636,525	33,146,861	36,136,475
End of period	$1,024,996	$128,805,113	$120,950,712	$16,239,269	$10,731,449	$35,220,219	$33,146,861

(b) For the period May 1, 2019 (commencement of Investment Division) through December 31, 2019.

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2019
and December 31, 2018

	Janus Henderson Enterprise Portfolio— Service Shares		Janus Henderson Global Research Portfolio— Institutional Shares		Janus Henderson Global Research Portfolio— Service Shares		MFS ® International Intrinsic Value Portfolio— Service Class
INCREASE (DECREASE) IN NET ASSETS:	2019	2018	2019	2018	2019	2018	2019	2018
Operations:
Net investment income (loss)	$(151,699)	$(42,232)	$(237,661)	$(197,021)	$(223,604)	$(207,975)	$27,954	$(22,121)
Net realized gain (loss) on investments	147,896	(37,622)	3,961,488	4,409,118	2,235,418	2,745,524	28,342	14,524
Realized gain distribution received	531,840	143,225	3,046,093	—	2,062,382	—	550,398	73,601
Change in unrealized appreciation/(depreciation) on investments	2,095,252	(558,156)	5,243,923	(8,279,671)	3,794,767	(5,337,503)	2,543,802	(953,160)

Net increase (decrease) in net assets resulting from operations	2,623,289	(494,785)	12,013,843	(4,067,574)	7,868,963	(2,799,954)	3,150,496	(887,156)
Contributions and (withdrawals):
Payments received from policyowners	4,927,094	1,529,581	422,908	457,792	1,868,301	1,737,822	5,174,328	3,398,196
Policyowners' surrenders	(863,662)	(279,817)	(4,568,533)	(5,439,201)	(4,488,034)	(4,755,798)	(868,178)	(510,194)
Policyowners' annuity and death benefits	(31,920)	(12,218)	(1,050,515)	(608,662)	(80,234)	(187,544)	(127,411)	(3,564)
Net transfers from (to) Fixed Account	1,145,497	324,538	(503,071)	(432,757)	655,927	448,964	5,265,751	1,600,447
Transfers between Investment Divisions	6,205,372	4,343,567	(523,364)	(634,442)	(334,896)	(507,689)	1,576,947	3,469,463

Net contributions and (withdrawals)	11,382,381	5,905,651	(6,222,575)	(6,657,270)	(2,378,936)	(3,264,245)	11,021,437	7,954,348

Increase (decrease) in net assets	14,005,670	5,410,866	5,791,268	(10,724,844)	5,490,027	(6,064,199)	14,171,933	7,067,192

NET ASSETS:
Beginning of period	5,639,992	229,126	46,613,918	57,338,762	30,362,418	36,426,617	9,317,503	2,250,311
End of period	$19,645,662	$5,639,992	$52,405,186	$46,613,918	$35,852,445	$30,362,418	$23,489,436	$9,317,503

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2019
and December 31, 2018

	MFS ® Investors Trust Series— Initial Class		MFS ® Investors Trust Series— Service Class		MFS ® Research Series— Initial Class		MFS ® Research Series— Service Class
INCREASE (DECREASE) IN NET ASSETS:	2019	2018	2019	2018	2019	2018	2019	2018
Operations:
Net investment income (loss)	$(65,093)	$(72,916)	$(543,821)	$(454,626)	$(64,879)	$(78,073)	$(275,609)	$(198,941)
Net realized gain (loss) on investments	357,857	587,637	709,180	443,023	695,571	562,664	226,672	428,852
Realized gain distribution received	476,276	359,464	3,180,321	1,839,719	984,186	1,150,652	3,240,395	2,067,179
Change in unrealized appreciation/(depreciation) on investments	1,295,244	(1,371,739)	9,281,481	(4,991,500)	942,453	(2,157,107)	4,203,405	(3,693,579)

Net increase (decrease) in net assets resulting from operations	2,064,284	(497,554)	12,627,161	(3,163,384)	2,557,331	(521,864)	7,394,863	(1,396,489)
Contributions and (withdrawals):
Payments received from policyowners	70,535	125,383	6,521,290	5,539,310	131,051	84,373	7,602,264	4,067,513
Policyowners' surrenders	(536,098)	(968,824)	(3,694,252)	(3,687,071)	(1,023,050)	(868,669)	(2,755,707)	(2,376,884)
Policyowners' annuity and death benefits	(193,621)	(363,634)	(436,085)	(276,111)	(492,632)	(115,495)	(245,749)	(135,972)
Net transfers from (to) Fixed Account	(53,834)	(47,163)	7,403,451	5,897,729	(80,617)	(106,924)	6,940,554	1,753,988
Transfers between Investment Divisions	301,258	227,821	(809,749)	217,820	200,475	(61,627)	1,557,730	1,606,127

Net contributions and (withdrawals)	(411,760)	(1,026,417)	8,984,655	7,691,677	(1,264,773)	(1,068,342)	13,099,092	4,914,772

Increase (decrease) in net assets	1,652,524	(1,523,971)	21,611,816	4,528,293	1,292,558	(1,590,206)	20,493,955	3,518,283

NET ASSETS:
Beginning of period	7,080,557	8,604,528	40,010,950	35,482,657	8,692,946	10,283,152	19,556,043	16,037,760
End of period	$8,733,081	$7,080,557	$61,622,766	$40,010,950	$9,985,504	$8,692,946	$40,049,998	$19,556,043

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2019
and December 31, 2018

	Morgan Stanley VIF U.S. Real Estate Portfolio— Class II		Neuberger Berman AMT Mid Cap Growth Portfolio— Class I		Neuberger Berman AMT Mid Cap Growth Portfolio— Class S		PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)— Advisor Class
INCREASE (DECREASE) IN NET ASSETS:	2019	2018	2019	2018	2019	2018	2019	2018
Operations:
Net investment income (loss)	$22,057	$201,784	$(22,818)	$(22,964)	$(1,159,698)	$(1,129,268)	$40,440	$(363,982)
Net realized gain (loss) on investments	174,802	189,128	41,606	17,917	2,318,208	1,340,717	247,639	(69,998)
Realized gain distribution received	798,967	—	102,887	103,174	5,572,427	5,585,171	588,173	269,451
Change in unrealized appreciation/(depreciation) on investments	2,132,379	(2,482,512)	248,500	(193,766)	11,652,610	(11,103,005)	3,440,959	452,487

Net increase (decrease) in net assets resulting from operations	3,128,205	(2,091,600)	370,175	(95,639)	18,383,547	(5,306,385)	4,317,211	287,958
Contributions and (withdrawals):
Payments received from policyowners	1,360,424	1,000,194	—	—	3,985,984	4,249,253	4,717,365	6,029,816
Policyowners' surrenders	(2,130,311)	(3,230,722)	(89,744)	(79,051)	(7,845,059)	(8,206,540)	(7,380,679)	(8,633,657)
Policyowners' annuity and death benefits	(67,587)	(213,244)	(20,178)	(26,712)	(879,431)	(471,794)	(776,929)	(576,374)
Net transfers from (to) Fixed Account	552,031	518,951	1,207	(38,549)	1,745,867	2,432,309	4,080,654	6,279,943
Transfers between Investment Divisions	(158,039)	(3,148,274)	40,067	(26,166)	2,361,170	(1,736,450)	3,263,136	(2,306,639)

Net contributions and (withdrawals)	(443,482)	(5,073,095)	(68,648)	(170,478)	(631,469)	(3,733,222)	3,903,547	793,089

Increase (decrease) in net assets	2,684,723	(7,164,695)	301,527	(266,117)	17,752,078	(9,039,607)	8,220,758	1,081,047

NET ASSETS:
Beginning of period	18,762,335	25,927,030	1,234,691	1,500,808	59,199,507	68,239,114	82,235,379	81,154,332
End of period	$21,447,058	$18,762,335	$1,536,218	$1,234,691	$76,951,585	$59,199,507	$90,456,137	$82,235,379

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2019
and December 31, 2018

	PIMCO VIT Low Duration Portfolio— Advisor Class		PIMCO VIT Total Return Portfolio— Advisor Class		Victory VIF Diversified Stock Fund— Class A Shares
INCREASE (DECREASE) IN NET ASSETS:	2019	2018	2019	2018	2019	2018
Operations:
Net investment income (loss)	$224,533	$50,536	$1,303,144	$673,955	$(127,552)	$(169,030)
Net realized gain (loss) on investments	(39,535)	(80,770)	(130,223)	(482,556)	(231,092)	517,803
Realized gain distribution received	—	—	—	1,052,804	650,137	2,294,267
Change in unrealized appreciation/(depreciation) on investments	271,899	(240,822)	4,840,210	(3,048,184)	2,443,902	(4,618,509)

Net increase (decrease) in net assets resulting from operations	456,897	(271,056)	6,013,131	(1,803,981)	2,735,395	(1,975,469)
Contributions and (withdrawals):
Payments received from policyowners	1,195,443	2,990,928	14,018,832	9,358,425	88,033	75,547
Policyowners' surrenders	(2,089,842)	(2,264,730)	(9,320,950)	(7,347,927)	(1,567,435)	(1,819,178)
Policyowners' annuity and death benefits	(110,691)	(269,721)	(819,460)	(708,382)	(139,359)	(51,069)
Net transfers from (to) Fixed Account	1,326,172	2,661,686	11,727,365	8,827,946	(353,417)	(175,196)
Transfers between Investment Divisions	(200,208)	(2,212,021)	9,179,262	(486,728)	(401,091)	(353,877)

Net contributions and (withdrawals)	120,874	906,142	24,785,049	9,643,334	(2,373,269)	(2,323,773)

Increase (decrease) in net assets	577,771	635,086	30,798,180	7,839,353	362,126	(4,299,242)

NET ASSETS:
Beginning of period	20,579,227	19,944,141	87,333,420	79,494,067	11,175,127	15,474,369
End of period	$21,156,998	$20,579,227	$118,131,600	$87,333,420	$11,537,253	$11,175,127

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III
Notes to Financial Statements

NOTE 1—Organization and Significant Accounting Policies:

NYLIAC Variable Annuity Separate Account-III (the “Separate Account”) was established on November 30, 1994, under Delaware law by New York Life Insurance and Annuity Corporation (“NYLIAC”), a wholly-owned subsidiary of New York Life Insurance Company (“NYLIC”). The Separate Account funds Series I policies (New York Life Variable Annuity, New York Life Flexible Premium Variable Annuity, New York Life Plus Variable Annuity and New York Life Flexible Premium Variable Annuity II), Series II policies (New York Life Access Variable Annuity), Series III policies (New York Life Premium Plus Variable Annuity), Series IV policies (New York Life Essentials Variable Annuity and New York Life Plus II Variable Annuity), Series V policies (New York Life Select Variable Annuity), Series VI policies (New York Life Premium Plus II Variable Annuity), Series VII policies (New York Life Complete Access Variable Annuity), Series VIII policies (New York Life Premier Variable Annuity), Series IX policies (New York Life Premier Plus Variable Annuity) , Series X policies (New York Life Income Plus Variable Annuity), Series XI policies (New York Life Premier Variable Annuity II), Series XII policies (New York Life Premier Plus Variable Annuity II), Series XIII policies (New York Life Complete Access Variable Annuity II), Series XIV policies (New York Life Flexible Premium Variable Annuity III), Series XV policies (New York Life Income Plus Variable Annuity II), Series XVI policies (New York Life Premier Variable Annuity - FP Series) and Series XVII policies (New York Life Premier Variable Annuity - P Series). Effective December 4, 2006, sales of the New York Life Variable Annuity and New York Life Plus Variable Annuity were discontinued. Sales of the Series II policies formerly known as MainStay Access Variable Annuity were discontinued effective October 14, 2002. Effective January 1, 2009, sales of all Series III, IV, V and VI policies formerly known as MainStay Variable Annuities were discontinued. Effective July 27, 2009, sales of Series V policies known as New York Life Select Variable Annuity were discontinued. Effective August 16, 2010, sales of all the remaining Series II, Series III, Series IV and Series VI policies were discontinued. Effective July 16, 2012 sales of the New York Life Flexible Premium Variable Annuity were discontinued. Effective February 12, 2016, sales of the Series X policies (New York Life Income Plus Variable Annuity) and Series XV policies (New York Life Income Plus II Variable Annuity) were discontinued. Effective May 1, 2016, sales of the Series VII policies (New York Life Complete Access Variable Annuity), the remaining Series I policies (New York Life Flexible Premium Variable Annuity II), Series VIII policies (New York Life Premier Variable Annuity) and Series IX policies (New York Life Premier Plus Variable Annuity) were discontinued.
NYLIAC established the Separate Account to receive and invest premium payments under Non-Qualified Deferred and Tax-Qualified Deferred Flexible Premium Variable Annuity Policies issued by NYLIAC. The Non-Qualified policies are designed to establish retirement benefits to provide individuals with supplemental retirement income. The Qualified policies are designed to establish retirement benefits for individuals who participate in tax-qualified pension, profit sharing or annuity plans. The policies are distributed by NYLIFE Distributors LLC and sold by registered representatives of NYLIFE Securities LLC, as well as certain banking and financial institutions that have entered into selling agreements with NYLIAC and registered representatives of unaffiliated broker-dealers. NYLIFE Securities LLC and NYLIFE Distributors LLC are both indirect, wholly-owned subsidiaries of NYLIC. The Separate Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust that follows the accounting and reporting guidance under ASC 946.
The assets of the Separate Account are invested in shares of eligible portfolios of the MainStay VP Funds Trust, the AIM Variable Insurance Funds, the American Funds Insurance Series, the BlackRock® Variable Series Funds, Inc., the BlackRock® Variable Series Funds II, Inc., the BNY Mellon Investment Portfolios, the Columbia Funds Variable Insurance Trust, the Columbia Funds Variable Series Trust II, the Delaware VIP® Trust, the Deutsche DWS Variable Series II, the Fidelity Variable Insurance Products Fund, the Janus Aspen Series, the Legg Mason Partners Variable Equity Trust, the MFS® Variable Insurance Trust, the MFS® Variable Insurance Trust II, the Morgan Stanley Variable Insurance Fund, Inc., the Neuberger Berman Advisers Management Trust, the PIMCO Variable Insurance Trust, and the Victory Variable Insurance Funds (collectively “Funds”). These assets are clearly identified and distinguished from the other assets and liabilities of NYLIAC. These assets are the property of NYLIAC; however, the portion of the assets attributable to the policies will not be charged with liabilities arising out of any other business NYLIAC may conduct. The Fixed Account and the Dollar Cost Averaging (DCA) Advantage Accounts represent a portion of the general account assets of NYLIAC and are not included in this report. NYLIAC’s Fixed Account and the DCA Advantage Accounts may be charged with liabilities arising out of other business NYLIAC may conduct.
The MainStay VP U.S. Government Money Market, MainStay VP Mellon Natural Resources—Initial Class and Fidelity® VIP Government Money Market Portfolio—Investor Class offer one class of shares under this Separate Account which are presented within the initial class section. MainStay VP Balanced—Service Class, MainStay VP Conservative Allocation—Service Class, MainStay VP Cushing® Renaissance Advantage Fund—Service Class, MainStay VP Floating Rate—Service Class, MainStay VP Growth Allocation—Service Class, MainStay VP Indexed Bond—Service Class, MainStay VP IQ Hedge Multi-Strategy—Service Class, MainStay VP MacKay Unconstrained Bond—Service Class, MainStay VP Moderate Allocation—Service Class, MainStay VP Moderate Growth Allocation—Service Class, MainStay VP PIMCO Real Return Portfolio—Service Class, American Funds IS Asset Allocation—Class 4, American Funds IS Blue Chip Income and Growth Fund—Class 4, American Funds IS Global Small Capitalization Fund—Class 4, American Funds IS Growth Fund—Class 4, American Funds IS New World Fund®—Class 4, BlackRock® Global Allocation V.I. Fund—Class III, BlackRock® High Yield V.I. Fund—Class III, ClearBridge Variable Appreciation Portfolio—Class II, Columbia Variable Portfolio

NYLIAC Variable Annuity Separate Account-III
Notes to Financial Statements (Continued)

NOTE 1—Organization and Significant Accounting Policies (Continued):

—Commodity Strategy Fund—Class 2, Columbia Variable Portfolio—Emerging Markets Bond Fund—Class 2, Columbia Variable Portfolio—Small Cap Value Fund—Class 2, Delaware VIP® Small Cap Value Series—Service Class, DWS Alternative Asset Allocation VIP—Class B, Fidelity® VIP Emerging Markets Portfolio—Service Class 2, Fidelity® VIP Growth Opportunities Portfolio—Service Class 2, Fidelity® VIP Health Care Portfolio—Service Class 2, Fidelity® VIP International Index Portfolio—Service Class 2, Fidelity® VIP Mid Cap—Service Class 2, Invesco V.I. American Value Fund—Series II Shares, Invesco V.I. International Growth Fund-Series II Shares, Janus Henderson Enterprise Portfolio—Service Shares, MFS® International Intrinsic Value Portfolio—Service Class, Morgan Stanley VIF U.S. Real Estate Portfolio—Class II, PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)—Advisor Class, PIMCO VIT Low Duration—Advisor Class, PIMCO VIT Total Return Portfolio—Advisor Class, and Victory VIF Diversified Stock—Class A Shares offer one class of shares under this Separate Account which are presented within the service class section.

The following Investment Divisions, with their respective Fund portfolios, are available in this Separate Account:

MainStay VP Balanced—Service Class
MainStay VP Bond—Initial Class
MainStay VP Bond—Service Class
MainStay VP Conservative Allocation—Service Class
MainStay VP Cushing® Renaissance Advantage—Service Class
MainStay VP Eagle Small Cap Growth—Initial Class
MainStay VP Eagle Small Cap Growth—Service Class
MainStay VP Emerging Markets Equity—Initial Class
MainStay VP Emerging Markets Equity—Service Class
MainStay VP Epoch U.S. Equity Yield—Initial Class
MainStay VP Epoch U.S. Equity Yield—Service Class
MainStay VP Fidelity Institutional AM® Utilities—Initial Class
MainStay VP Fidelity Institutional AM® Utilities—Service Class
MainStay VP Floating Rate—Service Class
MainStay VP Growth Allocation—Service Class
MainStay VP Income Builder—Initial Class
MainStay VP Income Builder—Service Class
MainStay VP Indexed Bond—Service Class
MainStay VP IQ Hedge Multi-Strategy—Service Class
MainStay VP Janus Henderson Balanced—Initial Class
MainStay VP Janus Henderson Balanced—Service Class
MainStay VP Large Cap Growth—Initial Class
MainStay VP Large Cap Growth—Service Class
MainStay VP MacKay Common Stock—Initial Class
MainStay VP MacKay Common Stock—Service Class
MainStay VP MacKay Convertible—Initial Class
MainStay VP MacKay Convertible—Service Class
MainStay VP MacKay Government—Initial Class
MainStay VP MacKay Government—Service Class
MainStay VP MacKay Growth—Initial Class
MainStay VP MacKay Growth—Service Class
MainStay VP MacKay High Yield Corporate Bond—Initial Class
MainStay VP MacKay High Yield Corporate Bond—Service Class
MainStay VP MacKay International Equity—Initial Class

NYLIAC Variable Annuity Separate Account-III
Notes to Financial Statements (Continued)

NOTE 1—Organization and Significant Accounting Policies (Continued):

MainStay VP MacKay International Equity—Service Class
MainStay VP MacKay Mid Cap Core—Initial Class
MainStay VP MacKay Mid Cap Core—Service Class
MainStay VP MacKay S&P 500 Index—Initial Class
MainStay VP MacKay S&P 500 Index—Service Class
MainStay VP MacKay Small Cap Core—Initial Class
MainStay VP MacKay Small Cap Core—Service Class
MainStay VP MacKay Unconstrained Bond—Service Class
MainStay VP Mellon Natural Resources—Initial Class
MainStay VP Moderate Allocation—Service Class
MainStay VP Moderate Growth Allocation—Service Class
MainStay VP PIMCO Real Return—Service Class
MainStay VP T. Rowe Price Equity Income—Initial Class
MainStay VP T. Rowe Price Equity Income—Service Class
MainStay VP U.S. Government Money Market—Initial Class
American Funds IS Asset Allocation Fund—Class 4
American Funds IS Blue Chip Income and Growth Fund—Class 4
American Funds IS Global Small Capitalization Fund—Class 4
American Funds IS Growth Fund—Class 4
American Funds IS New World Fund®—Class 4
BlackRock® Global Allocation V.I. Fund—Class III
BlackRock® High Yield V.I. Fund—Class III
BNY Mellon IP Technology Growth Portfolio—Initial Shares (formerly Dreyfus IP Technology Growth Portfolio—Initial Shares)
BNY Mellon IP Technology Growth Portfolio—Service Shares (formerly Dreyfus IP Technology Growth Portfolio—Service Shares)
ClearBridge Variable Appreciation Portfolio—Class II
Columbia Variable Portfolio—Commodity Strategy Fund—Class 2
Columbia Variable Portfolio—Emerging Markets Bond Fund—Class 2
Columbia Variable Portfolio—Small Cap Value Fund—Class 2
Delaware VIP® Small Cap Value Series—Service Class
DWS Alternative Asset Allocation VIP—Class B
Fidelity® VIP ContrafundSM Portfolio—Initial Class
Fidelity® VIP ContrafundSM Portfolio—Service Class 2
Fidelity® VIP Emerging Markets Portfolio—Service Class 2
Fidelity® VIP Equity-Income PortfolioSM—Initial Class
Fidelity® VIP Equity-Income PortfolioSM—Service Class 2
Fidelity® VIP FundsManager® 60% Portfolio—Investor Class
Fidelity® VIP FundsManager® 60% Portfolio—Service Class
Fidelity® VIP Government Money Market Portfolio—Investor Class
Fidelity® VIP Growth Opportunities Portfolio—Service Class 2
Fidelity® VIP Health Care Portfolio—Service Class 2
Fidelity® VIP International Index Portfolio—Service Class 2
Fidelity® VIP Mid Cap Portfolio—Service Class 2
Invesco V.I. American Value Fund—Series II Shares

NYLIAC Variable Annuity Separate Account-III
Notes to Financial Statements (Continued)

NOTE 1—Organization and Significant Accounting Policies (Continued):

Invesco V.I. International Growth Fund—Series II Shares
Janus Henderson Enterprise Portfolio—Service Shares
Janus Henderson Global Research Portfolio—Institutional Shares
Janus Henderson Global Research Portfolio—Service Shares
MFS® International Intrinsic Value Portfolio—Service Class (formerly MFS® International Value Portfolio—Service Class)
MFS® Investors Trust Series—Initial Class
MFS® Investors Trust Series—Service Class
MFS® Research Series—Initial Class
MFS® Research Series—Service Class
Morgan Stanley VIF U.S. Real Estate Portfolio—Class II
Neuberger Berman AMT Mid Cap Growth Portfolio—Class I
Neuberger Berman AMT Mid Cap Growth Portfolio—Class S
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)—Advisor Class
PIMCO VIT Low Duration Portfolio—Advisor Class
PIMCO VIT Total Return Portfolio—Advisor Class
Victory VIF Diversified Stock Fund—Class A Shares
__________________________________________________________

Not all investment options are available under all policies.

New investments in the MainStay VP Emerging Markets Equity, MainStay VP MacKay Growth, MainStay VP T. Rowe Price Equity Income and Victory VIF Diversified Stock Investment Divisions are restricted to those policies already invested in these Investment Divisions.

On May 1, 2019, the initial and Service class shares of the MainStay VP Epoch U.S. Small Cap Portfolio were merged into the Service Class shares of the MainStay VP MacKay Small Cap Core Portfolio.

On May 1, 2019, NYLIAC substituted shares of MainStay VP MacKay Small Cap Core—Service Class (the “Prior Fund”) with shares of MainStay VP MacKay Small Cap Core—Initial Class (the “Replacement Fund”).  Any allocation in the Prior Fund were redeemed to purchase accumulation units in the Replacement Fund.  As of May 1, 2019, no new allocations or transfers will be accepted into the Prior Fund.
For Series I policies known as New York Life Flexible Premium Variable Annuity II and Series VII, VIII, IX, X, XI, XII, XIII, XIV, XV and XVI policies, initial premium payments are allocated to the Investment Divisions, Fixed Account (where available) and/or DCA Advantage Accounts (where available) within two business days after receipt. For Series I, III, IV, V, VI, VII, VIII, IX, X, XI, XII, XIII, XIV, XV and XVI policies, subsequent premium payments for flexible premium policies are generally allocated to the Investment Divisions, one year Fixed Account (where available), three year Fixed Account (where available), and/or DCA Advantage Accounts (where available) at the close of the business day they are received. For Series II policies, known as New York Life Access Variable Annuity, subsequent premium payments are not permitted for policies purchased prior to November 15, 2004. For Series II policies, known as New York Life Access Variable Annuity, subsequent premium payments are not permitted. In those states where NYLIAC offers a single premium version of the Series III, VI, VIII and IX policies, only one premium payment is allowed. In those states where NYLIAC offers a modified premium version of the Series IV and V policies, subsequent premium payments are allowed only during the first policy year. For Series XVII policies known as the New York Life Premier Variable Annuity - P Series, initial premium payments are allocated to the Investment Division within two business days after receipt. Subsequent initial premium payments must be received within 90 days after the Policy Date and will be allocated to your policy at the close of the Business Day on which they are received.
In addition, for Series I, II, III, VI, VII, VIII, IX, XI, XII, XIII, XIV and XVI policies, the policyowner has the option to transfer amounts between the Investment Divisions of the Separate Account and the Fixed Account of NYLIAC subject to certain restrictions. For Series IV policies, the policyowner has the option to transfer amounts between the Investment Divisions of the Separate Account and the one-year Fixed Account of NYLIAC subject to certain restrictions. On the accompanying Statement of Changes in Net Assets, all references to the Fixed Account include the Fixed Account and the DCA Advantage Accounts.

NYLIAC Variable Annuity Separate Account-III
Notes to Financial Statements (Continued)

NOTE 1—Organization and Significant Accounting Policies (Continued):

No Federal income tax is payable on investment income or capital gains of the Separate Account under current Federal income tax law.
Security Valuation—The investments are valued at the net asset value (“NAV”) of shares of the respective Fund portfolios.
Security Transactions—Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).
Distributions Received—Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding Fund portfolio.
The authoritative guidance defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative guidance also establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement.
The levels of the fair value hierarchy are based on the inputs to the valuation as follows:
Level 1—Fair Value is based on unadjusted quoted prices for identical assets or liabilities in an active market. Active markets are defined as a market in which many transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
Level 2—Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data for substantially the full term of the asset.
Level 3—Instruments whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These inputs reflect management’s own assumptions in pricing the asset or liability.
Investments in the mutual funds represent open-end mutual funds in which the valuation is based on the aggregate NAV of the shares held at the valuation date, which represents fair value, and are classified as level 1.
The amounts shown as net receivable from (payable to) NYLIAC on the Statement of Assets and Liabilities reflect transactions that occurred on the last business day of the reporting period. These amounts will be deposited to or withdrawn from the separate account in accordance with the policyowners’ instructions on the first business day subsequent to the close of the period presented. The amounts shown as net receivable from (payable to) the Fund for shares sold or purchased represent unsettled trades.
The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
Each Investment Division of the Separate Account indirectly bears exposure to the market, credit and liquidity risks of the Fund portfolio in which it invests. These financial statements should be read in conjunction with the financial statements and footnotes of the Fund portfolios.

NYLIAC Variable Annuity Separate Account-III
Notes to Financial Statements (Continued)

NOTE 2—Purchases and Sales (in 000’s):

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2019 were as follows:

	Purchases	Sales
MainStay VP Balanced—Service Class	$17,728	$22,566
MainStay VP Bond—Initial Class	2,463	6,972
MainStay VP Bond—Service Class	35,335	19,593
MainStay VP Conservative Allocation—Service Class	34,743	54,598
MainStay VP Cushing® Renaissance Advantage—Service Class	1,532	1,903
MainStay VP Eagle Small Cap Growth—Initial Class	5,954	8,723
MainStay VP Eagle Small Cap Growth—Service Class	10,207	8,567
MainStay VP Emerging Markets Equity—Initial Class	299	2,429
MainStay VP Emerging Markets Equity—Service Class	1,545	10,160
MainStay VP Epoch U.S. Equity Yield—Initial Class	8,799	17,095
MainStay VP Epoch U.S. Equity Yield—Service Class	19,228	34,381
MainStay VP Epoch U.S. Small Cap—Initial Class	2,587	20,786
MainStay VP Epoch U.S. Small Cap—Service Class	9,299	64,445
MainStay VP Fidelity Institutional AM® Utilities—Initial Class	68	197
MainStay VP Fidelity Institutional AM® Utilities—Service Class	36,297	77,187
MainStay VP Floating Rate—Service Class	35,475	60,974
MainStay VP Growth Allocation—Service Class	22,621	29,108
MainStay VP Income Builder—Initial Class	3,728	8,106
MainStay VP Income Builder—Service Class	26,356	18,417
MainStay VP Indexed Bond—Service Class	21,220	3,523
MainStay VP IQ Hedge Multi-Strategy—Service Class	3,843	9,962
MainStay VP Janus Henderson Balanced—Initial Class	12,968	25,635
MainStay VP Janus Henderson Balanced—Service Class	61,165	41,865
MainStay VP Large Cap Growth—Initial Class	7,293	7,418
MainStay VP Large Cap Growth—Service Class	48,228	36,321
MainStay VP MacKay Common Stock—Initial Class	12,073	10,760
MainStay VP MacKay Common Stock—Service Class	15,277	13,519
MainStay VP MacKay Convertible—Initial Class	8,094	9,830
MainStay VP MacKay Convertible—Service Class	61,945	35,918
MainStay VP MacKay Government—Initial Class	1,844	4,388
MainStay VP MacKay Government—Service Class	20,565	12,934
MainStay VP MacKay Growth—Initial Class	7,885	11,908
MainStay VP MacKay Growth—Service Class	2,595	5,329
MainStay VP MacKay High Yield Corporate Bond—Initial Class	12,236	27,270
MainStay VP MacKay High Yield Corporate Bond—Service Class	114,525	108,794
MainStay VP MacKay International Equity—Initial Class	3,025	3,643
MainStay VP MacKay International Equity—Service Class	18,604	18,060
MainStay VP MacKay Mid Cap Core—Initial Class	3,933	7,442
MainStay VP MacKay Mid Cap Core—Service Class	32,748	26,609
MainStay VP MacKay S&P 500 Index—Initial Class	5,818	24,368
MainStay VP MacKay S&P 500 Index—Service Class	69,842	49,793
MainStay VP MacKay Small Cap Core—Initial Class	26,466	2,854
MainStay VP MacKay Small Cap Core—Service Class	70,996	17,071
MainStay VP MacKay Unconstrained Bond—Service Class	21,090	33,754
MainStay VP Mellon Natural Resources—Initial Class	6,108	16,247
MainStay VP Moderate Allocation—Service Class	42,736	70,843
MainStay VP Moderate Growth Allocation—Service Class	50,231	84,871
MainStay VP PIMCO Real Return—Service Class	23,066	11,888
MainStay VP T. Rowe Price Equity Income—Initial Class	4,829	7,818

NYLIAC Variable Annuity Separate Account-III
Notes to Financial Statements (Continued)

NOTE 2—Purchases and Sales (in 000’s) (Continued):

	Purchases	Sales
MainStay VP T. Rowe Price Equity Income—Service Class	$10,322	$24,735
MainStay VP U.S. Government Money Market—Initial Class	66,011	96,014
American Funds IS Asset Allocation Fund—Class 4	27,386	3,193
American Funds IS Blue Chip Income and Growth Fund—Class 4	27,629	3,277
American Funds IS Global Small Capitalization Fund—Class 4	2,755	1,597
American Funds IS Growth Fund—Class 4	10,726	3,261
American Funds IS New World Fund®—Class 4	12,867	5,672
BlackRock® Global Allocation V.I. Fund—Class III	13,152	24,508
BlackRock® High Yield V.I. Fund—Class III	18,786	6,675
BNY Mellon IP Technology Growth Portfolio—Initial Shares	3,844	4,059
BNY Mellon IP Technology Growth Portfolio—Service Shares	25,138	19,663
ClearBridge Variable Appreciation Portfolio—Class II	8,202	845
Columbia Variable Portfolio—Commodity Strategy Fund—Class 2	449	614
Columbia Variable Portfolio—Emerging Markets Bond Fund—Class 2	18,538	2,711
Columbia Variable Portfolio—Small Cap Value Fund—Class 2	6,919	8,496
Delaware VIP® Small Cap Value Series—Service Class	2,698	706
DWS Alternative Asset Allocation VIP—Class B	29,042	2,321
Fidelity® VIP ContrafundSM Portfolio—Initial Class	15,733	20,496
Fidelity® VIP ContrafundSM Portfolio—Service Class 2	63,459	72,237
Fidelity® VIP Emerging Markets Portfolio—Service Class 2	3,102	753
Fidelity® VIP Equity-Income PortfolioSM—Initial Class	4,852	7,452
Fidelity® VIP Equity-Income PortfolioSM—Service Class 2	26,722	16,103
Fidelity® VIP FundsManager® 60% Portfolio—Investor Class	237,800	232
Fidelity® VIP FundsManager® 60% Portfolio—Service Class	4,189	408
Fidelity® VIP Government Money Market Portfolio—Investor Class	751	751
Fidelity® VIP Growth Opportunities Portfolio—Service Class 2	43,239	13,569
Fidelity® VIP Health Care Portfolio—Service Class 2	4,325	242
Fidelity® VIP International Index Portfolio—Service Class 2	1,028	41
Fidelity® VIP Mid Cap Portfolio—Service Class 2	24,850	28,052
Invesco V.I. American Value Fund—Series II Shares	7,471	3,717
Invesco V.I. International Growth Fund—Series II Shares	4,034	8,021
Janus Henderson Enterprise Portfolio—Service Shares	14,219	2,457
Janus Henderson Global Research Portfolio—Institutional Shares	4,109	7,523
Janus Henderson Global Research Portfolio—Service Shares	6,392	6,932
MFS® International Intrinsic Value Portfolio—Service Class	13,843	2,243
MFS® Investors Trust Series—Initial Class	1,119	1,119
MFS® Investors Trust Series—Service Class	17,340	5,718
MFS® Research Series—Initial Class	1,555	1,901
MFS® Research Series—Service Class	20,206	4,142
Morgan Stanley VIF U.S. Real Estate Portfolio—Class II	5,403	5,026
Neuberger Berman AMT Mid Cap Growth Portfolio—Class I	224	213
Neuberger Berman AMT Mid Cap Growth Portfolio—Class S	18,582	14,801
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)—Advisor Class	16,973	12,441
PIMCO VIT Low Duration Portfolio—Advisor Class	6,334	5,988
PIMCO VIT Total Return Portfolio—Advisor Class	38,337	12,249
Victory VIF Diversified Stock Fund—Class A Shares	860	2,710
Total	$1,957,027	$1,672,726

Not all investment divisions are available under all policies.

NYLIAC Variable Annuity Separate Account-III
Notes to Financial Statements (Continued)

NOTE 3—Expenses and Related Party Transactions:

New York Life Investment Management LLC (“New York Life Investments”) provides investment advisory services to the MainStay VP Funds Trust, for a fee. New York Life Investments retains several sub-advisors, including Candriam Belgium S.A. (“Candriam Belgium”), Cushing® Asset Management, LP (“Cushing”), Eagle Asset Management, Inc. (“Eagle”), Epoch Investment Partners, Inc. (“Epoch”), FIAM LLC ("FIAM"), IndexIQ Advisors LLC ("IndexIQ Advisors"), Janus Capital Management LLC (“Janus Capital”), MacKay Shields LLC (“MacKay”), Mellon Investments Corporation ("Mellon"), New York Life Investors LLC (“NYLI ”), Pacific Investment Management Company LLC (“PIMCO”), T. Rowe Price Associates, Inc. (“T. Rowe Price”), and Winslow Capital Management Inc. (“Winslow Capital”) to provide investment advisory services to certain portfolios of the MainStay VP Funds Trust.
New York Life Investments, MacKay, IndexIQ Advisors and NYLI are all indirect, wholly-owned subsidiaries of NYLIC. Candriam Belgium is a part of Candriam Investors Group. Capital Research and Management is a wholly-owned subsidiary of The Capital Group Companies, Inc. ClearBridge is a wholly-owned subsidiary of Legg Mason, Inc. Cushing is a wholly-owned subsidiary of Swank Capital. Eagle is a wholly-owned subsidiary of Raymond James Financial, Inc. Epoch is an indirect, wholly-owned subsidiary of Toronto Dominion Bank. FIAM is an indirectly held subsidiary of FMR LLC. Janus Capital is a wholly-owned subsidiary of Janus Henderson Group, Plc, doing business as Janus Henderson Investors. Mellon is a specialist multi-asset investment manager formed by the combination of certain Bank of New York Mellon affiliated investment management firms. PIMCO is a majority owned subsidiary of Allianz Asset Management of America L.P. Winslow Capital is a wholly-owned subsidiary of Nuveen Investments, Inc. T. Rowe Price is an independent investment advisory firm.
Effective February 28, 2020, the portfolio managers from Cushing, subadvisors to the MainStay VP Cushing® Renaissance Advantage Portfolio, will be replaced by CBRE Clarion Securities, LLC. The fund will also be renamed as the MainStay VP CBRE Global Infrastructure Portfolio.
NYLIAC deducts a surrender charge on certain partial withdrawals and surrenders of Series I, III, IV, V, VI, VIII, IX , X, XI, XII, XIV, XV, XVI and XVII policies. Policies in Series II, VII and XIII are not subject to surrender charges on partial withdrawals and surrenders. For New York Life Variable Annuity and New York Life Plus Variable Annuity policies which are part of Series I, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 7% during the first three payment years and declines 1% per year for each additional payment year, until the sixth payment year, after which no charge is made. For New York Life Flexible Premium Variable Annuity and New York Life Flexible Premium Variable Annuity II policies, which are also part of Series I, this charge is 7% for the first three policy years and declines to 1% per year for each additional policy year, until the ninth policy year, after which no charge is made.
For New York Life Premium Plus Variable Annuity policies, which are part of Series III and New York Life Premium Plus II Variable Annuity policies, which are part of Series VI, the percentage of the surrender charge varies; depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 8% during the first three payment years (8% during the first four payment years for policies sold by registered representatives of broker-dealers that have selling agreements with NYLIFE Distributors and NYLIAC or banks) and declines 1% per year for each additional payment year, until the eighth payment year, after which no charge is made. In those states where NYLIAC offered a single premium version of the New York Life Premium Plus Variable Annuity and New York Life Premium Plus II Variable Annuity, the surrender charge was lower.
For the New York Life Essentials Variable Annuity and New York Life Plus II Variable Annuity policies, which are part of Series IV, the percentage of the surrender charge varies; depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 7% during the first three payment years, 6% during the fourth and fifth payment years and declines 1% per year for each additional payment year, until the seventh payment year, after which no charge is made.
For New York Life Select Variable Annuity policies, which are part of Series V, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 8% during the first two payment years and declines to 7% for the third payment year, after which no charge is made.
For New York Life Premier Variable Annuity policies, which are part of Series VIII, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 8% during the first payment year and declines by 1% per year for each additional payment year, until the seventh payment year, after which no charge is made.
For New York Life Premier Plus Variable Annuity policies, which are part of Series IX, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 8% during the first two payment years and declines by 1% per year for each additional payment year, until the eighth payment year, after which no charge is made.

NYLIAC Variable Annuity Separate Account-III
Notes to Financial Statements (Continued)

NOTE 3—Expenses and Related Party Transactions (Continued):
For New York Life Income Plus Variable Annuity policies with the Income Benefit Rider, which are part of Series X, the percentage of the surrender charge varies; depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 8% during the first payment year and declines by 1% per year for each additional payment year, until the seventh payment year, after which no charge is made.
For New York Life Income Plus Variable Annuity policies with the Guaranteed Future Income Benefit Rider, which are also part of Series X, the product becomes a single premium product where surrender charges are based on the Policy Year. This charge is 8% during the first Policy Year and declines by 1% per year for each Policy Year, until the seventh Policy Year, after which no charge is made.
For New York Life Premier Variable Annuity II policies, which are part of Series XI, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 8% during the first payment year and declines by 1% per year for each additional payment year, until the seventh payment year, after which no charge is made.
For New York Life Premier Plus Variable Annuity II policies, which are part of Series XII, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 8% during the first two payment years and declines by 1% per year for each additional payment year, until the eighth payment year, after which no charge is made.
For New York Life Flexible Premium Variable Annuity III policies, which are part of Series XIV, the percentage of surrender charge is based on the Policy Year. This charge is 7% for the first three Policy Years and declines to 1% per year for each additional Policy Year, until the ninth Policy Year, after which no charge is made.
For New York Life Income Plus Variable Annuity II policies with the Guaranteed Future Income Benefit Rider, which are part of Series XV, the product is a single premium product where surrender charges are based on the Policy Year. This charge is 8% during the first Policy Year and declines by 1% per year for each additional Policy Year, until the seventh Policy Year, after which no charge is made.
For New York Life Premier Variable Annuity - FP Series policies, which are part of Series XVI, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 8% during the first payment year and declines by 1% per year for each additional payment year, until the seventh payment year, after which no charge is made.
For New York Life Premier Variable Annuity - P Series policies, which are part of Series XVII, the charge is assessed as a percentage of the amount withdrawn or surrendered during the first seven Policy Years following the Policy Date. This charge is 7% during the first two Policy Years and declines by 1% per year for each additional Policy Year, until the seventh Policy Year, after which no charge is made.
All surrender charges are recorded with policyowners’ surrenders in the accompanying Statement of Changes in Net Assets. Surrender charges are paid to NYLIAC.
NYLIAC also deducts an annual policy service charge from the policy’s accumulation value on each policy anniversary date and upon surrender, if on the policy anniversary and/or date of surrender the accumulation value is less than $20,000 for Series I policies, $50,000 for Series II, IV, VII and XIV policies and $100,000 for Series III, V and VI VIII, IX, XI, XII, XIII and XVI policies. For New York Life Variable Annuity and New York Life Plus Variable Annuity policies which are part of Series I, this charge is the lesser of $30 or 2% of the accumulation value per policy. For New York Life Flexible Premium Variable Annuity and New York Life Flexible Premium Variable Annuity II, which are also part of Series I, this charge is $30 per policy. For Series II, VII and XIII policies, this charge is $40 per policy (may be lower in some states). For Series III, IV, VI, VIII, IX XI, XII, XIV and XVI policies, this charge is $30 per policy. For Series V policies, this charge is $50 per policy. For Series X and XV policies, the charge is $30 per policy and is waived either upon (a) registration with delivery of all available materials that we normally mail, (b) the Variable Account Annuity Commencement Date, or (c) the Income Benefit (for Series X policies)/GFIB Payment Commencement Date (whichever comes first). These charges are shown as a reduction to payments received from policyowners in the accompanying Statement of Changes in Net Assets.
Additionally, NYLIAC reserves the right to charge Series I, II, III, IV, V, VI, VII, VIII, IX, X, XI, XII, XIII, XIV and XV policies $30 for each transfer in excess of 12 in any one policy year, subject to certain restrictions.
The Separate Account is charged for administrative services provided and the mortality and expense risks assumed by NYLIAC. For Series I, II, III, IV, V, VI, VII, VIII, IX, X, XI, XII, XIII, XIV and XV policies, these charges are made daily at an annual rate of 1.40%, 1.55%, 1.60%, 1.45%, 1.85%, 1.75%, 1.65%, 1.35%, 1.65%, 1.35%, 1.30% during the surrender charge period for the initial premium and 1.10% after the surrender charge period for the initial premium for policies applied for before May 1, 2016 and 1.20% during the surrender charge period for the initial premium and 1.00% after the surrender charge period for the initial premium for policies applied for on or after May 1, 2016, 1.60% during the surrender charge period for the initial premium and 1.40% after the surrender charge period for the initial premium for policies applied for before May 1, 2016 and 1.50% during the surrender charge period for the initial

NYLIAC Variable Annuity Separate Account-III
Notes to Financial Statements (Continued)

NOTE 3—Expenses and Related Party Transactions (Continued):
premium and 1.30% after the surrender charge period for the initial premium for policies applied for on or after May 1, 2016, 1.60%, 1.35% during the surrender charge period for the initial premium and 1.15% after the surrender charge period for the initial premium for policies applied for before May 1, 2016 and 1.30% during the surrender charge period for the initial premium and 1.10% after the surrender charge period for the initial premium for policies applied for on or after May 1, 2016 and 1.35%, for Series XVI policies, the charge is 1.20% during the surrender charge period for the initial premium and 1.00% after the surrender charge period for the initial premium, for New York Life Premier Variable Annuity - FP Series, for Series XVII policies, the charge is 1.20% during the surrender charge period and 1.00% after the surrender charge period, for New York Life Premier Variable Annuity - P Series, respectively, of the daily average variable accumulation value of each Investment Division, and is the same rate for each of the five periods presented in the Financial Highlights section. These charges are disclosed in the accompanying Statement of Operations.
In addition, New York Life Income Plus Variable Annuity and New York Life Income Plus Variable Annuity II policies, which are part of Series X and Series XV, are subject to a Guaranteed Future Income Benefit Charge if the Guaranteed Future Income Benefit Rider is chosen. This charge is an annualized percentage of the average daily Unfunded Income Benefit Base (as defined in the New York Life Income Plus Variable Annuity and New York Life Income Plus Variable Annuity II prospectuses) each policy quarter, deducted from the variable accumulation unit value on a quarterly basis. On an annual basis, the charge equals 1.00% (0.25% quarterly) of the Unfunded Income Benefit Base.
Separate Account policyowners may pay certain Fund portfolio company operating expenses during the time they own their policy, which are reflected in the daily computation of NAVs for the Funds. NYLIAC may receive payment or compensation from the Funds resulting from certain of these operating expenses in connection with the administration, distribution and other services it provides to the Funds, some of whom may be affiliates of NYLIAC. Management Fees (which may include administration and/or advisory fees) range from 0.00% to 1.10%, distribution (12b-1) fees range from 0.00% to 0.30%, and other expenses range from 0.00% to 0.93%. These ranges are shown as a percentage of average net assets as of December 31, 2018, and approximate the ranges as of December 31, 2019.

NOTE 4—Distribution of Net Income:
The Separate Account does not expect to declare dividends to policyowners from accumulated net investment income and realized gains. The income and gains are distributed to policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits, transfers, or annuity payments) in excess of the net premium payments.

NYLIAC Variable Annuity Separate Account-III
Notes to Financial Statements (Continued)

NOTE 5—Changes in Units Outstanding (in 000’s):

The changes in units outstanding for the years ended December 31, 2019 and 2018 were as follows:

	2019			2018
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
MainStay VP Balanced—Service Class	959	(1,273)	(314)	757	(1,469)	(712)
MainStay VP Bond—Initial Class	73	(308)	(235)	29	(306)	(277)
MainStay VP Bond—Service Class	3,057	(1,473)	1,584	1,365	(1,736)	(371)
MainStay VP Conservative Allocation—Service Class	1,854	(3,450)	(1,596)	2,105	(3,968)	(1,863)
MainStay VP Cushing® Renaissance Advantage—Service Class	190	(235)	(45)	154	(244)	(90)
MainStay VP Eagle Small Cap Growth—Initial Class	41	(475)	(434)	35	(588)	(553)
MainStay VP Eagle Small Cap Growth—Service Class	405	(515)	(110)	524	(491)	33
MainStay VP Emerging Markets Equity—Initial Class	21	(271)	(250)	57	(396)	(339)
MainStay VP Emerging Markets Equity—Service Class	135	(1,156)	(1,021)	423	(1,628)	(1,205)
MainStay VP Epoch U.S. Equity Yield—Initial Class	56	(657)	(601)	24	(753)	(729)
MainStay VP Epoch U.S. Equity Yield—Service Class	495	(1,390)	(895)	417	(1,682)	(1,265)
MainStay VP Epoch U.S. Small Cap—Initial Class	7	(885)	(878)	20	(152)	(132)
MainStay VP Epoch U.S. Small Cap—Service Class	99	(2,736)	(2,637)	329	(549)	(220)
MainStay VP Fidelity Institutional AM® Utilities—Initial Class	—	(11)	(11)	19	(26)	(7)
MainStay VP Fidelity Institutional AM® Utilities—Service Class	1,103	(4,639)	(3,536)	1,997	(5,605)	(3,608)
MainStay VP Floating Rate—Service Class	2,363	(4,803)	(2,440)	4,447	(3,660)	787
MainStay VP Growth Allocation—Service Class	507	(1,637)	(1,130)	1,602	(1,714)	(112)
MainStay VP Income Builder—Initial Class	38	(249)	(211)	34	(268)	(234)
MainStay VP Income Builder—Service Class	1,634	(989)	645	1,230	(1,508)	(278)
MainStay VP Indexed Bond—Service Class	2,089	(340)	1,749	970	(97)	873
MainStay VP IQ Hedge Multi-Strategy—Service Class	387	(1,153)	(766)	8,724	(274)	8,450
MainStay VP Janus Henderson Balanced—Initial Class	83	(1,346)	(1,263)	45	(1,573)	(1,528)
MainStay VP Janus Henderson Balanced—Service Class	3,227	(2,419)	808	2,900	(2,156)	744
MainStay VP Large Cap Growth—Initial Class	70	(229)	(159)	144	(241)	(97)
MainStay VP Large Cap Growth—Service Class	1,522	(1,289)	233	2,123	(1,399)	724
MainStay VP MacKay Common Stock—Initial Class	18	(219)	(201)	12	(260)	(248)
MainStay VP MacKay Common Stock—Service Class	358	(537)	(179)	602	(536)	66
MainStay VP MacKay Convertible—Initial Class	53	(272)	(219)	80	(338)	(258)
MainStay VP MacKay Convertible—Service Class	2,892	(1,586)	1,306	2,629	(1,695)	934
MainStay VP MacKay Government—Initial Class	79	(231)	(152)	68	(238)	(170)
MainStay VP MacKay Government—Service Class	1,910	(1,103)	807	959	(1,127)	(168)
MainStay VP MacKay Growth—Initial Class	18	(349)	(331)	14	(345)	(331)
MainStay VP MacKay Growth—Service Class	19	(219)	(200)	32	(266)	(234)
MainStay VP MacKay High Yield Corporate Bond—Initial Class	102	(651)	(549)	126	(910)	(784)
MainStay VP MacKay High Yield Corporate Bond—Service Class	6,447	(5,491)	956	5,050	(6,985)	(1,935)
MainStay VP MacKay International Equity—Initial Class	16	(132)	(116)	59	(156)	(97)
MainStay VP MacKay International Equity—Service Class	618	(958)	(340)	709	(1,420)	(711)
MainStay VP MacKay Mid Cap Core—Initial Class	23	(200)	(177)	61	(328)	(267)
MainStay VP MacKay Mid Cap Core—Service Class	1,632	(853)	779	1,050	(1,042)	8
MainStay VP MacKay S&P 500 Index—Initial Class	57	(520)	(463)	71	(613)	(542)
MainStay VP MacKay S&P 500 Index—Service Class	4,129	(2,006)	2,123	3,278	(2,176)	1,102

NYLIAC Variable Annuity Separate Account-III
Notes to Financial Statements (Continued)

NOTE 5—Changes in Units Outstanding (in 000’s) (Continued):

	2019			2018
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
MainStay VP MacKay Small Cap Core—Initial Class	2,484	(282)	2,202	—	—	—
MainStay VP MacKay Small Cap Core—Service Class	5,131	(1,337)	3,794	734	(1,091)	(357)
MainStay VP MacKay Unconstrained Bond—Service Class	1,400	(2,823)	(1,423)	2,277	(3,774)	(1,497)
MainStay VP Mellon Natural Resources—Initial Class	1,008	(2,804)	(1,796)	1,080	(3,505)	(2,425)
MainStay VP Moderate Allocation—Service Class	1,557	(4,208)	(2,651)	3,120	(3,850)	(730)
MainStay VP Moderate Growth Allocation—Service Class	876	(4,713)	(3,837)	2,580	(4,301)	(1,721)
MainStay VP PIMCO Real Return—Service Class	2,111	(1,183)	928	1,156	(1,454)	(298)
MainStay VP T. Rowe Price Equity Income—Initial Class	22	(400)	(378)	16	(466)	(450)
MainStay VP T. Rowe Price Equity Income—Service Class	68	(1,397)	(1,329)	163	(1,638)	(1,475)
MainStay VP U.S. Government Money Market—Initial Class	31,757	(45,642)	(13,885)	45,445	(49,488)	(4,043)
American Funds IS Asset Allocation Fund—Class 4	2,441	(285)	2,156	1,342	(99)	1,243
American Funds IS Blue Chip Income and Growth Fund—Class 4	2,396	(299)	2,097	1,755	(161)	1,594
American Funds IS Global Small Capitalization Fund—Class 4	176	(127)	49	289	(159)	130
American Funds IS Growth Fund—Class 4	810	(274)	536	981	(130)	851
American Funds IS New World Fund®—Class 4	913	(471)	442	1,079	(777)	302
BlackRock® Global Allocation V.I. Fund—Class III	686	(1,937)	(1,251)	1,124	(1,692)	(568)
BlackRock® High Yield V.I. Fund—Class III	1,461	(562)	899	1,072	(894)	178
BNY Mellon IP Technology Growth Portfolio—Initial Shares	57	(128)	(71)	136	(130)	6
BNY Mellon IP Technology Growth Portfolio—Service Shares	722	(639)	83	1,310	(859)	451
ClearBridge Variable Appreciation Portfolio—Class II	610	(65)	545	307	(37)	270
Columbia Variable Portfolio—Commodity Strategy Fund—Class 2	55	(78)	(23)	116	(112)	4
Columbia Variable Portfolio—Emerging Markets Bond Fund—Class 2	1,564	(234)	1,330	1,012	(443)	569
Columbia Variable Portfolio—Small Cap Value Fund—Class 2	245	(414)	(169)	256	(404)	(148)
Delaware VIP® Small Cap Value Series—Service Class	255	(70)	185	189	(19)	170
DWS Alternative Asset Allocation VIP—Class B	2,745	(216)	2,529	1,639	(144)	1,495
Fidelity® VIP ContrafundSM Portfolio—Initial Class	17	(384)	(367)	31	(390)	(359)
Fidelity® VIP ContrafundSM Portfolio—Service Class 2	1,441	(2,755)	(1,314)	2,419	(2,719)	(300)
Fidelity® VIP Emerging Markets Portfolio—Service Class 2	323	(78)	245	205	(16)	189
Fidelity® VIP Equity-Income PortfolioSM—Initial Class	27	(221)	(194)	21	(247)	(226)
Fidelity® VIP Equity-Income PortfolioSM—Service Class 2	1,382	(692)	690	890	(831)	59
Fidelity® VIP FundsManager® 60% Portfolio—Investor Class	23,339	(16)	23,323	—	—	—
Fidelity® VIP FundsManager® 60% Portfolio—Service Class	409	(38)	371	—	—	—
Fidelity® VIP Government Money Market Portfolio—Investor Class	75	(75)	—	—	—	—
Fidelity® VIP Growth Opportunities Portfolio—Service Class 2	2,038	(660)	1,378	1,634	(651)	983
Fidelity® VIP Health Care Portfolio—Service Class 2	400	(21)	379	—	—	—
Fidelity® VIP International Index Portfolio—Service Class 2	100	(4)	96	—	—	—
Fidelity® VIP Mid Cap Portfolio—Service Class 2	658	(1,036)	(378)	712	(1,053)	(341)
Invesco V.I. American Value Fund—Series II Shares	501	(271)	230	219	(292)	(73)
Invesco V.I. International Growth Fund—Series II Shares	132	(708)	(576)	829	(538)	291
Janus Henderson Enterprise Portfolio—Service Shares	1,104	(194)	910	641	(98)	543
Janus Henderson Global Research Portfolio—Institutional Shares	29	(280)	(251)	17	(276)	(259)
Janus Henderson Global Research Portfolio—Service Shares	271	(340)	(69)	229	(343)	(114)
MFS® International Intrinsic Value Portfolio—Service Class	1,139	(187)	952	819	(95)	724

NYLIAC Variable Annuity Separate Account-III
Notes to Financial Statements (Continued)

NOTE 5—Changes in Units Outstanding (in 000’s) (Continued):

	2019			2018
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
MFS® Investors Trust Series—Initial Class	26	(42)	(16)	21	(66)	(45)
MFS® Investors Trust Series—Service Class	951	(263)	688	942	(276)	666
MFS® Research Series—Initial Class	20	(67)	(47)	11	(58)	(47)
MFS® Research Series—Service Class	1,093	(155)	938	567	(145)	422
Morgan Stanley VIF U.S. Real Estate Portfolio—Class II	387	(408)	(21)	270	(692)	(422)
Neuberger Berman AMT Mid Cap Growth Portfolio—Class I	3	(6)	(3)	1	(7)	(6)
Neuberger Berman AMT Mid Cap Growth Portfolio—Class S	662	(586)	76	708	(697)	11
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)—Advisor Class	1,393	(1,038)	355	1,419	(1,327)	92
PIMCO VIT Low Duration Portfolio—Advisor Class	593	(588)	5	932	(844)	88
PIMCO VIT Total Return Portfolio—Advisor Class	3,413	(1,102)	2,311	2,170	(1,228)	942
Victory VIF Diversified Stock Fund—Class A Shares	9	(122)	(113)	15	(127)	(112)

Not all investment divisions are available under all policies.

NYLIAC Variable Annuity Separate Account-III
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights:

The following table presents financial highlights for each Investment Division as of December 31, 2019, 2018, 2017, 2016 and 2015:

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return[1] (Lowest to Highest)	Investment Income Ratio[2]
MainStay VP Balanced—Service Class	2019	$111,487	6,699	$11.59 to $20.53	14.3% to 15.1%	1.7%
	2018	105,451	7,013	10.11 to 17.87	(9.3%) to (8.7%)	1.4%
	2017	131,532	7,725	11.12 to 19.60	7.7% to 8.4%	1.1%
	2016	128,444	7,800	10.30 to 18.10	4.9% to 8.5%	1.2%
	2015	122,340	7,819	9.51 to 16.69	(4.9%) to 4.6%	0.9%
MainStay VP Bond—Initial Class	2019	$36,491	1,644	$15.57 to $24.17	7.1% to 7.6%	2.7%
	2018	38,703	1,879	14.53 to 22.47	(2.8%) to (2.4%)	2.8%
	2017	45,537	2,156	14.96 to 23.02	2.0% to 2.4%	2.4%
	2016	51,248	2,490	14.67 to 22.47	1.6% to 2.1%	2.6%
	2015	55,815	2,776	14.43 to 22.01	2.2% to 3.1%	2.3%
MainStay VP Bond—Service Class	2019	$113,336	9,256	$10.49 to $14.75	6.9% to 7.6%	2.7%
	2018	92,030	7,672	9.78 to 13.74	(3.1%) to (2.4%)	2.6%
	2017	102,029	8,043	10.05 to 14.11	1.7% to 2.4%	2.2%
	2016	116,120	9,243	9.85 to 13.82	(1.5%) to 1.9%	2.4%
	2015	122,339	9,770	9.80 to 13.57	(2.0%) to 2.7%	2.1%
MainStay VP Conservative Allocation—Service Class	2019	$245,989	16,313	$11.15 to $17.32	12.4% to 13.2%	2.5%
	2018	244,737	17,909	9.89 to 15.33	(8.4%) to (7.8%)	2.1%
	2017	301,087	19,772	10.77 to 16.67	8.5% to 9.2%	1.8%
	2016	295,075	20,534	9.90 to 15.29	3.0% to 4.7%	2.3%
	2015	325,149	23,133	9.48 to 14.61	(5.2%) to (0.4%)	2.1%
MainStay VP Cushing® Renaissance Advantage—Service Class	2019	$4,406	549	$7.25 to $9.14	3.2% to 3.8%	0.0%
	2018	4,541	594	7.02 to 8.80	(29.1%) to (28.7%)	0.0%
	2017	7,183	684	9.91 to 12.35	5.8% to 6.4%	0.0%
	2016	6,840	719	9.37 to 11.61	15.9% to 26.8%	0.2%
	2015	2,025	272	7.42 to 8.66	(32.5%) to (32.3%)	0.8%

NYLIAC Variable Annuity Separate Account-III
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return[1] (Lowest to Highest)	Investment Income Ratio[2]
MainStay VP Eagle Small Cap Growth—Initial Class	2019	$43,936	2,397	$17.77 to $18.48	23.3% to 23.9%	0.0%
	2018	41,905	2,831	14.41 to 14.92	(10.6%) to (10.1%)	0.0%
	2017	55,779	3,384	16.11 to 16.59	20.6% to 21.2%	0.0%
	2016	55,780	4,098	13.36 to 13.69	8.0% to 8.5%	0.0%
	2015	61,908	4,931	12.37 to 12.61	(2.1%) to (1.1%)	0.0%
MainStay VP Eagle Small Cap Growth—Service Class	2019	$35,240	2,089	$13.73 to $19.22	23.0% to 23.8%	0.0%
	2018	30,407	2,199	11.14 to 15.55	(10.8%) to (10.2%)	0.0%
	2017	33,845	2,166	12.45 to 17.34	20.3% to 21.1%	0.0%
	2016	30,478	2,332	10.33 to 14.35	7.7% to 11.7%	0.0%
	2015	34,036	2,806	9.56 to 13.25	(4.4%) to (1.6%)	0.0%
MainStay VP Emerging Markets Equity—Initial Class	2019	$11,803	1,290	$8.85 to $9.17	17.9% to 18.4%	1.4%
	2018	11,908	1,540	7.51 to 7.74	(22.0%) to (21.7%)	1.4%
	2017	18,540	1,879	9.63 to 9.89	40.5% to 41.1%	1.2%
	2016	13,489	1,929	6.85 to 7.00	4.3% to 4.8%	0.4%
	2015	14,569	2,181	6.57 to 6.69	(28.9%) to (28.3%)	1.3%
MainStay VP Emerging Markets Equity—Service Class	2019	$44,608	4,883	$8.68 to $13.52	17.6% to 18.4%	1.1%
	2018	45,533	5,904	7.38 to 11.43	(22.2%) to (21.7%)	1.1%
	2017	70,068	7,109	9.49 to 14.59	40.2% to 41.1%	1.0%
	2016	55,245	7,964	6.77 to 10.34	3.2% to 4.6%	0.2%
	2015	59,948	9,048	6.51 to 9.61	(29.3%) to (22.6%)	1.0%
MainStay VP Epoch U.S. Equity Yield—Initial Class	2019	$106,293	4,100	$23.45 to $32.12	21.9% to 22.5%	3.1%
	2018	99,479	4,701	19.19 to 26.35	(7.0%) to (6.6%)	2.1%
	2017	122,979	5,430	20.57 to 28.32	16.5% to 17.0%	1.3%
	2016	122,986	6,356	17.62 to 24.31	3.0% to 3.4%	1.1%
	2015	138,208	7,389	17.07 to 23.61	1.0% to 1.9%	2.6%
MainStay VP Epoch U.S. Equity Yield—Service Class	2019	$176,421	7,381	$12.61 to $28.29	21.6% to 22.4%	2.9%
	2018	166,534	8,276	10.34 to 23.16	(7.2%) to (6.6%)	1.8%
	2017	210,536	9,541	11.12 to 24.85	16.2% to 17.0%	1.1%
	2016	214,150	11,014	9.54 to 21.29	2.7% to 5.8%	0.8%
	2015	246,434	12,851	9.27 to 20.63	(7.3%) to 1.5%	2.4%

NYLIAC Variable Annuity Separate Account-III
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return[1] (Lowest to Highest)	Investment Income Ratio[2]
MainStay VP Epoch U.S. Small Cap—Initial Class	2019	$—	—	$—	—	—
	2018	17,601	878	18.61 to 29.46	(17.6%) to (17.2%)	0.7%
	2017	24,444	1,010	22.53 to 35.76	13.7% to 14.2%	0.5%
	2016	24,527	1,153	19.76 to 31.46	14.0% to 14.6%	0.4%
	2015	24,439	1,316	17.29 to 27.58	(1.2%) to (0.3%)	0.5%
MainStay VP Epoch U.S. Small Cap—Service Class	2019	$—	—	$—	—	—
	2018	53,680	2,637	10.00 to 26.89	(17.8%) to (17.3%)	0.5%
	2017	74,225	2,857	12.14 to 32.57	13.4% to 14.1%	0.3%
	2016	74,070	3,021	10.68 to 28.59	11.7% to 14.4%	0.2%
	2015	72,332	3,234	9.37 to 25.02	(6.3%) to (0.7%)	0.3%
MainStay VP Fidelity Institutional AM® Utilities—Initial Class	2019	$1,009	56	$17.37 to $18.00	21.0% to 21.5%	2.5%
	2018	990	67	14.36 to 14.81	(1.1%) to (0.6%)	1.2%
	2017	1,095	74	14.51 to 14.90	12.6% to 13.1%	3.9%
	2016	1,152	88	12.88 to 13.17	9.4% to 9.9%	3.5%
	2015	1,470	123	11.78 to 11.98	(7.0%) to (6.2%)	3.4%
MainStay VP Fidelity Institutional AM® Utilities—Service Class	2019	$362,585	21,979	$12.10 to $17.72	20.7% to 21.5%	2.2%
	2018	350,906	25,515	10.00 to 14.61	(1.3%) to (0.7%)	0.9%
	2017	409,896	29,123	10.10 to 14.72	12.4% to 13.1%	3.8%
	2016	401,511	31,624	8.97 to 13.04	(0.3%) to 9.7%	2.8%
	2015	410,264	34,970	8.20 to 11.89	(18.0%) to (6.5%)	3.6%
MainStay VP Floating Rate—Service Class	2019	$173,643	13,764	$10.93 to $13.74	6.2% to 6.9%	4.7%
	2018	193,057	16,204	10.26 to 12.88	(2.2%) to (1.6%)	4.5%
	2017	191,162	15,417	10.46 to 13.11	1.8% to 2.5%	4.0%
	2016	205,987	16,723	10.25 to 12.82	3.7% to 6.8%	3.7%
	2015	211,604	18,161	9.63 to 12.02	(3.7%) to (1.9%)	3.7%
MainStay VP Growth Allocation—Service Class	2019	$182,539	10,808	$12.20 to $23.69	22.0% to 22.8%	2.6%
	2018	166,916	11,938	9.97 to 19.32	(14.6%) to (14.0%)	1.3%
	2017	201,728	12,050	11.65 to 22.51	20.1% to 20.9%	0.8%
	2016	171,201	11,806	9.67 to 18.64	5.4% to 6.4%	1.3%
	2015	164,081	11,448	9.16 to 17.61	(8.4%) to (1.6%)	1.7%

NYLIAC Variable Annuity Separate Account-III
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return[1] (Lowest to Highest)	Investment Income Ratio[2]
MainStay VP Income Builder—Initial Class	2019	$54,940	1,618	$16.33 to $38.24	15.9% to 16.4%	4.8%
	2018	52,883	1,829	14.05 to 32.84	(7.0%) to (6.5%)	2.8%
	2017	63,743	2,063	15.07 to 35.14	10.5% to 11.0%	3.7%
	2016	64,236	2,333	13.60 to 31.66	7.3% to 7.8%	4.3%
	2015	66,651	2,624	12.65 to 29.38	0.5% to 1.4%	4.7%
MainStay VP Income Builder—Service Class	2019	$122,996	7,495	$11.82 to $23.25	15.6% to 16.4%	4.6%
	2018	102,162	6,850	10.20 to 20.03	(7.2%) to (6.6%)	2.5%
	2017	119,987	7,128	10.96 to 21.50	10.2% to 10.9%	3.4%
	2016	108,032	6,549	9.92 to 19.43	3.5% to 7.6%	4.1%
	2015	99,229	6,165	9.25 to 18.08	(7.5%) to 1.0%	4.6%
MainStay VP Indexed Bond—Service Class	2019	$28,058	2,684	$10.35 to $10.50	6.2% to 6.7%	0.0%
	2018	9,165	935	9.75 to 9.84	(2.7%) to (2.1%)	3.5%
	2017	624	62	10.02 to 10.05	0.2% to 0.5%	2.4%
MainStay VP IQ Hedge Multi-Strategy—Service Class	2019	$66,782	7,684	$8.00 to $9.91	6.4% to 6.9%	1.4%
	2018	68,479	8,450	7.52 to 9.27	(1.9%) to (1.8%)	0.6%
MainStay VP Janus Henderson Balanced—Initial Class	2019	$165,768	8,738	$18.35 to $19.08	20.7% to 21.3%	1.8%
	2018	156,530	10,001	15.20 to 15.73	(1.4%) to (0.9%)	1.8%
	2017	182,288	11,529	15.42 to 15.88	16.2% to 16.8%	1.7%
	2016	178,593	13,181	13.27 to 13.60	2.8% to 3.3%	1.9%
	2015	198,388	15,114	12.91 to 13.17	5.5% to 6.5%	1.8%
MainStay VP Janus Henderson Balanced—Service Class	2019	$263,000	15,736	$13.77 to $18.71	20.4% to 21.2%	1.6%
	2018	212,498	14,928	11.41 to 15.47	(1.7%) to (1.0%)	1.6%
	2017	210,090	14,184	11.58 to 15.65	15.9% to 16.6%	1.6%
	2016	185,374	14,219	9.97 to 13.44	2.5% to 4.1%	1.7%
	2015	196,029	15,256	9.70 to 13.04	(3.0%) to 6.0%	1.6%
MainStay VP Large Cap Growth—Initial Class	2019	$47,811	1,314	$19.69 to $42.54	31.2% to 31.8%	0.0%
	2018	40,215	1,473	14.97 to 32.28	1.7% to 2.1%	0.0%
	2017	42,383	1,570	14.69 to 31.61	30.0% to 30.6%	0.0%
	2016	35,965	1,730	11.27 to 24.21	(4.1%) to (3.6%)	0.0%
	2015	43,333	2,010	11.72 to 25.12	13.2% to 14.2%	0.0%

NYLIAC Variable Annuity Separate Account-III
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return[1] (Lowest to Highest)	Investment Income Ratio[2]
MainStay VP Large Cap Growth—Service Class	2019	$190,458	7,409	$16.83 to $36.91	30.9% to 31.7%	0.0%
	2018	150,851	7,176	12.83 to 28.12	1.4% to 2.1%	0.0%
	2017	145,740	6,452	12.62 to 27.65	29.6% to 30.5%	0.0%
	2016	116,437	6,243	9.71 to 21.26	(4.3%) to 1.3%	0.0%
	2015	138,218	6,741	10.12 to 22.15	1.2% to 13.8%	0.0%
MainStay VP MacKay Common Stock—Initial Class	2019	$79,317	1,514	$20.98 to $61.65	23.9% to 24.5%	1.5%
	2018	71,852	1,715	16.89 to 49.54	(7.6%) to (7.2%)	1.5%
	2017	87,965	1,963	18.23 to 53.36	20.6% to 21.1%	1.3%
	2016	83,946	2,304	15.08 to 44.05	7.1% to 7.6%	1.5%
	2015	88,733	2,647	14.04 to 40.94	11.3% to 12.3%	1.3%
MainStay VP MacKay Common Stock—Service Class	2019	$66,132	2,931	$14.31 to $33.21	23.6% to 29.8%	1.2%
	2018	59,371	3,110	11.55 to 26.75	(7.8%) to (7.2%)	1.4%
	2017	67,304	3,044	12.49 to 28.88	20.3% to 21.1%	1.2%
	2016	59,858	2,906	10.36 to 23.91	6.9% to 7.4%	1.3%
	2015	56,098	2,724	9.67 to 22.27	(3.3%) to 11.9%	1.1%
MainStay VP MacKay Convertible—Initial Class	2019	$65,591	1,690	$23.79 to $45.39	20.2% to 20.8%	1.4%
	2018	60,695	1,909	19.74 to 37.59	(4.1%) to (3.6%)	1.6%
	2017	71,170	2,167	20.53 to 39.01	9.9% to 10.4%	1.7%
	2016	72,730	2,466	18.62 to 35.32	10.0% to 10.5%	4.0%
	2015	75,437	2,842	16.88 to 31.96	2.7% to 3.6%	2.7%
MainStay VP MacKay Convertible—Service Class	2019	$223,172	11,663	$13.02 to $28.53	19.9% to 20.7%	1.2%
	2018	178,074	10,357	10.83 to 23.68	(4.3%) to (3.7%)	1.4%
	2017	183,988	9,423	11.29 to 24.64	9.7% to 10.4%	1.5%
	2016	164,177	8,511	10.27 to 22.36	9.2% to 10.4%	3.8%
	2015	171,982	9,498	9.33 to 20.29	(6.7%) to 3.2%	2.5%
MainStay VP MacKay Government—Initial Class	2019	$23,639	1,258	$13.28 to $20.58	3.5% to 4.0%	2.0%
	2018	25,376	1,410	12.83 to 19.79	(1.9%) to (1.5%)	2.5%
	2017	28,900	1,580	13.08 to 20.09	0.2% to 0.7%	2.6%
	2016	33,815	1,867	13.05 to 19.95	(0.8%) to (0.3%)	2.3%
	2015	36,890	2,033	13.15 to 20.01	1.4% to 2.3%	2.7%

NYLIAC Variable Annuity Separate Account-III
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return[1] (Lowest to Highest)	Investment Income Ratio[2]
MainStay VP MacKay Government—Service Class	2019	$60,199	5,386	$9.93 to $12.70	3.2% to 3.9%	1.9%
	2018	50,946	4,579	9.60 to 12.24	(2.1%) to (1.5%)	2.3%
	2017	54,886	4,747	9.78 to 12.46	(0.0%) to 0.6%	2.3%
	2016	67,192	5,798	9.73 to 12.40	(2.1%) to (0.5%)	2.2%
	2015	67,940	5,770	9.78 to 12.47	(1.6%) to 1.9%	2.6%
MainStay VP MacKay Growth—Initial Class	2019	$84,433	2,286	$13.54 to $40.78	27.6% to 28.2%	0.5%
	2018	74,664	2,617	10.58 to 31.81	(6.0%) to (5.6%)	0.6%
	2017	88,291	2,948	11.23 to 33.69	28.0% to 28.6%	0.3%
	2016	78,895	3,455	8.75 to 26.19	(1.4%) to (1.0%)	0.2%
	2015	88,979	3,824	8.85 to 26.46	7.6% to 8.5%	0.0%
MainStay VP MacKay Growth—Service Class	2019	$25,575	1,012	$14.71 to $27.14	27.3% to 28.1%	0.3%
	2018	23,956	1,212	11.53 to 21.21	(6.2%) to (5.6%)	0.4%
	2017	30,408	1,446	12.26 to 22.51	27.7% to 28.5%	0.0%
	2016	27,370	1,636	9.58 to 17.55	(1.7%) to 3.4%	0.0%
	2015	31,321	1,827	9.72 to 17.81	(2.8%) to 8.1%	0.0%
MainStay VP MacKay High Yield Corporate Bond—Initial Class	2019	$158,795	3,771	$28.55 to $47.31	11.1% to 11.6%	5.5%
	2018	162,512	4,320	25.63 to 42.37	(3.3%) to (2.8%)	5.7%
	2017	197,007	5,104	26.43 to 43.61	4.9% to 5.4%	5.8%
	2016	223,106	6,125	25.13 to 41.38	14.1% to 14.6%	5.7%
	2015	216,783	6,848	21.97 to 36.11	(3.5%) to (2.6%)	5.7%
MainStay VP MacKay High Yield Corporate Bond—Service Class	2019	$711,474	42,306	$12.02 to $25.39	10.9% to 11.6%	5.5%
	2018	660,186	41,350	10.82 to 22.80	(3.5%) to (2.9%)	5.7%
	2017	749,677	43,285	11.18 to 23.53	4.6% to 5.3%	5.8%
	2016	746,954	42,334	10.66 to 22.38	8.2% to 14.4%	5.6%
	2015	708,474	44,173	9.34 to 19.57	(6.6%) to (3.0%)	5.6%
MainStay VP MacKay International Equity—Initial Class	2019	$21,538	754	$20.00 to $33.73	22.5% to 23.1%	0.4%
	2018	20,188	870	16.28 to 27.40	(13.2%) to (12.8%)	1.1%
	2017	25,824	967	18.71 to 31.42	30.2% to 30.8%	0.6%
	2016	22,035	1,074	14.34 to 24.03	(6.7%) to (6.3%)	0.8%
	2015	28,699	1,326	15.32 to 25.64	(0.4%) to 0.5%	1.0%

NYLIAC Variable Annuity Separate Account-III
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return[1] (Lowest to Highest)	Investment Income Ratio[2]
MainStay VP MacKay International Equity—Service Class	2019	$90,448	4,828	$12.57 to $24.34	22.2% to 23.0%	0.2%
	2018	81,917	5,168	10.26 to 19.83	(13.4%) to (12.8%)	0.9%
	2017	110,235	5,879	11.82 to 22.79	29.9% to 30.7%	0.3%
	2016	92,478	6,219	9.08 to 17.47	(6.9%) to (4.0%)	0.5%
	2015	118,971	7,373	9.72 to 18.68	(2.8%) to 0.1%	0.7%
MainStay VP MacKay Mid Cap Core—Initial Class	2019	$44,822	1,221	$36.67 to $41.03	20.6% to 21.2%	1.1%
	2018	42,380	1,398	30.26 to 34.01	(13.6%) to (13.2%)	0.9%
	2017	58,211	1,665	34.87 to 39.37	17.0% to 17.5%	1.0%
	2016	57,944	1,946	29.68 to 33.66	9.1% to 9.6%	0.8%
	2015	61,361	2,259	27.07 to 30.84	6.2% to 7.1%	0.5%
MainStay VP MacKay Mid Cap Core—Service Class	2019	$164,038	6,885	$12.27 to $38.76	20.3% to 21.1%	0.9%
	2018	138,293	6,106	10.18 to 32.07	(13.8%) to (13.3%)	0.7%
	2017	177,186	6,098	11.78 to 37.04	16.7% to 17.4%	0.8%
	2016	172,710	6,380	10.07 to 31.60	7.5% to 9.5%	0.5%
	2015	180,771	6,999	9.23 to 28.90	(7.7%) to 6.7%	0.3%
MainStay VP MacKay S&P 500 Index—Initial Class	2019	$184,277	3,420	$23.02 to $64.42	28.8% to 29.4%	1.7%
	2018	159,507	3,883	17.82 to 49.78	(6.3%) to (5.9%)	1.4%
	2017	191,943	4,425	18.97 to 52.87	19.3% to 19.8%	1.4%
	2016	180,164	5,047	15.86 to 44.13	9.6% to 10.1%	1.6%
	2015	184,942	5,771	14.44 to 40.09	10.4% to 11.4%	1.4%
MainStay VP MacKay S&P 500 Index—Service Class	2019	$361,362	16,142	$15.31 to $33.59	28.5% to 29.4%	1.6%
	2018	264,280	14,019	11.88 to 26.02	(6.5%) to (5.9%)	1.3%
	2017	283,672	12,917	12.68 to 27.70	19.0% to 19.7%	1.3%
	2016	228,425	11,170	10.63 to 23.18	7.7% to 9.9%	1.4%
	2015	209,941	10,618	9.70 to 21.11	(3.0%) to 11.0%	1.2%
MainStay VP MacKay Small Cap Core—Initial Class	2019	$22,343	2,202	$10.12 to $10.15	1.2% to 1.5%	0.2%
MainStay VP MacKay Small Cap Core—Service Class	2019	$95,245	7,469	$11.96 to $12.87	15.4% to 16.1%	0.1%
	2018	40,471	3,675	10.37 to 11.09	(16.9%) to (16.3%)	0.0%
	2017	53,191	4,032	12.47 to 13.25	11.6% to 12.3%	0.0%
	2016	55,792	4,737	11.18 to 11.80	11.8% to 18.0%	0.1%

NYLIAC Variable Annuity Separate Account-III
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return[1] (Lowest to Highest)	Investment Income Ratio[2]
MainStay VP MacKay Unconstrained Bond—Service Class	2019	$202,265	17,833	$10.46 to $12.07	4.9% to 5.5%	3.3%
	2018	208,120	19,256	9.95 to 11.46	(3.2%) to (2.6%)	3.1%
	2017	232,384	20,753	10.26 to 11.79	2.7% to 3.3%	2.9%
	2016	200,268	18,192	9.97 to 11.43	3.0% to 5.9%	3.3%
	2015	196,996	18,639	9.45 to 10.80	(5.5%) to (3.7%)	3.2%
MainStay VP Mellon Natural Resources—Initial Class	2019	$78,482	13,186	$5.62 to $9.24	14.5% to 15.2%	0.7%
	2018	77,077	14,982	4.91 to 8.03	(29.9%) to (29.5%)	0.0%
	2017	126,356	17,407	7.00 to 11.40	(2.5%) to (1.9%)	0.0%
	2016	152,345	20,726	7.18 to 11.64	11.0% to 41.5%	0.6%
	2015	120,735	23,260	5.11 to 8.23	(47.6%) to (39.8%)	0.4%
MainStay VP Moderate Allocation—Service Class	2019	$344,251	21,443	$11.58 to $19.11	15.8% to 16.6%	2.8%
	2018	338,586	24,094	9.97 to 16.42	(10.3%) to (9.7%)	2.0%
	2017	399,747	24,824	11.09 to 18.21	12.6% to 13.3%	1.5%
	2016	374,428	25,416	9.82 to 16.10	3.8% to 4.8%	2.0%
	2015	384,063	26,536	9.40 to 15.37	(6.0%) to (0.3%)	2.2%
MainStay VP Moderate Growth Allocation—Service Class	2019	$400,492	23,196	$11.91 to $21.23	18.9% to 19.7%	2.9%
	2018	396,579	27,033	9.99 to 17.77	(12.6%) to (12.0%)	1.7%
	2017	492,066	28,754	11.41 to 20.23	16.2% to 16.9%	1.2%
	2016	443,167	29,200	9.79 to 17.33	5.3% to 5.9%	1.8%
	2015	440,301	29,759	9.28 to 16.37	(7.2%) to (1.1%)	2.1%
MainStay VP PIMCO Real Return—Service Class	2019	$81,335	8,142	$9.50 to $10.58	6.8% to 7.3%	3.0%
	2018	66,449	7,214	8.87 to 9.88	(4.5%) to (4.0%)	1.3%
	2017	71,704	7,512	9.25 to 10.30	1.4% to 2.0%	1.4%
	2016	74,376	7,974	9.08 to 10.12	(0.2%) to 3.7%	1.4%
	2015	77,587	8,626	8.77 to 9.76	(5.5%) to (3.1%)	4.0%
MainStay VP T. Rowe Price Equity Income—Initial Class	2019	$45,464	2,281	$19.30 to $20.00	24.0% to 24.6%	2.3%
	2018	42,554	2,659	15.56 to 16.05	(11.1%) to (10.7%)	2.0%
	2017	55,718	3,109	17.50 to 17.96	14.1% to 14.6%	2.1%
	2016	56,938	3,640	15.34 to 15.68	16.7% to 17.2%	1.9%
	2015	55,329	4,143	13.15 to 13.38	(3.2%) to (2.3%)	1.7%

NYLIAC Variable Annuity Separate Account-III
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return[1] (Lowest to Highest)	Investment Income Ratio[2]
MainStay VP T. Rowe Price Equity Income—Service Class	2019	$95,756	5,130	$13.33 to $19.69	23.7% to 24.5%	1.9%
	2018	96,683	6,459	10.75 to 15.83	(11.3%) to (10.7%)	1.7%
	2017	134,037	7,934	12.08 to 17.75	13.8% to 14.5%	1.9%
	2016	133,595	8,823	10.59 to 15.53	10.9% to 17.0%	1.7%
	2015	126,937	9,684	9.08 to 13.28	(9.2%) to (2.7%)	1.5%
MainStay VP U.S. Government Money Market—Initial Class	2019	$83,325	50,644	$0.90 to $9.92	0.0% to 0.6%	1.8%
	2018	113,331	64,529	0.89 to 9.86	(0.5%) to 0.2%	1.4%
	2017	100,810	68,572	0.89 to 9.85	(1.4%) to (0.8%)	0.4%
	2016	143,043	97,479	0.90 to 9.92	(1.8%) to (0.8%)	0.0%
	2015	161,802	115,926	0.92 to 9.95	(3.6%) to (0.9%)	0.0%
American Funds IS Asset Allocation Fund—Class 4	2019	$38,478	3,399	$11.25 to $11.36	18.8% to 19.5%	2.2%
	2018	11,797	1,243	9.47 to 9.51	(5.3%) to (4.9%)	2.2%
American Funds IS Blue Chip Income and Growth Fund—Class 4	2019	$42,548	3,743	$11.27 to $11.40	18.9% to 19.6%	2.3%
	2018	15,665	1,646	9.48 to 9.54	(10.5%) to (10.0%)	3.3%
	2017	551	52	10.59 to 10.60	5.9% to 6.0%	1.1%
American Funds IS Global Small Capitalization Fund—Class 4	2019	$9,946	716	$12.82 to $14.62	29.0% to 29.7%	0.0%
	2018	7,057	667	9.94 to 11.28	(12.4%) to (11.9%)	0.0%
	2017	6,353	537	11.34 to 12.80	23.5% to 24.1%	0.4%
	2016	2,766	296	9.19 to 10.31	0.1% to 3.1%	0.1%
	2015	1,831	199	9.18 to 9.51	(16.5%) to (16.3%)	0.0%
American Funds IS Growth Fund—Class 4	2019	$18,369	1,424	$12.79 to $12.94	28.2% to 28.9%	0.6%
	2018	8,900	888	9.98 to 10.04	(2.2%) to (1.7%)	0.4%
	2017	374	37	10.21 to 10.22	2.1% to 2.2%	0.1%
American Funds IS New World Fund®—Class 4	2019	$45,811	3,439	$12.12 to $14.46	26.6% to 27.3%	0.8%
	2018	30,881	2,997	9.58 to 11.38	(15.7%) to (15.3%)	0.7%
	2017	32,095	2,695	11.37 to 13.45	26.8% to 27.5%	0.9%
	2016	16,967	1,846	8.96 to 10.56	2.9% to 3.7%	0.7%
	2015	13,323	1,521	8.68 to 10.19	(9.7%) to (9.5%)	0.6%
BlackRock® Global Allocation V.I. Fund—Class III	2019	$110,228	8,699	$11.25 to $13.89	15.7% to 16.4%	1.2%
	2018	109,132	9,950	9.70 to 11.96	(9.2%) to (8.7%)	0.8%
	2017	127,302	10,518	10.67 to 13.11	11.7% to 12.4%	1.3%
	2016	113,604	10,438	9.54 to 11.69	1.9% to 2.5%	1.2%
	2015	121,666	11,350	9.33 to 11.41	(6.7%) to (1.8%)	1.0%

NYLIAC Variable Annuity Separate Account-III
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return[1] (Lowest to Highest)	Investment Income Ratio[2]
BlackRock® High Yield V.I. Fund—Class III	2019	$51,028	4,257	$11.64 to $12.28	12.9% to 13.5%	5.1%
	2018	35,396	3,358	10.30 to 10.82	(4.6%) to (4.1%)	5.2%
	2017	34,874	3,180	10.77 to 11.27	5.2% to 5.8%	4.9%
	2016	26,148	2,529	10.22 to 10.65	6.3% to 11.4%	5.1%
	2015	18,163	1,953	9.21 to 9.49	(7.9%) to (7.8%)	4.8%
BNY Mellon IP Technology Growth Portfolio—Initial Shares	2019	$19,362	607	$30.91 to $47.34	23.5% to 24.1%	0.0%
	2018	17,480	678	24.97 to 38.33	(2.8%) to (2.4%)	0.0%
	2017	17,753	672	25.62 to 39.44	40.0% to 40.7%	0.0%
	2016	12,365	657	18.25 to 28.16	2.8% to 3.3%	0.0%
	2015	13,976	769	17.71 to 27.40	9.3% to 10.3%	0.0%
BNY Mellon IP Technology Growth Portfolio—Service Shares	2019	$102,678	3,841	$17.23 to $40.60	23.2% to 24.0%	0.0%
	2018	87,256	3,758	13.95 to 32.80	(3.1%) to (2.5%)	0.0%
	2017	88,682	3,307	14.36 to 33.70	39.8% to 40.7%	0.0%
	2016	57,980	2,757	10.25 to 24.00	2.5% to 5.0%	0.0%
	2015	61,660	2,873	9.98 to 23.32	(0.2%) to 9.9%	0.0%
ClearBridge Variable Appreciation Portfolio—Class II	2019	$11,486	839	$13.54 to $13.74	27.3% to 28.0%	1.7%
	2018	3,150	294	10.64 to 10.74	(3.7%) to (3.2%)	2.3%
	2017	270	24	11.05 to 11.09	10.5% to 10.9%	1.5%
Columbia Variable Portfolio—Commodity Strategy Fund—Class 2	2019	$1,464	182	$7.42 to $9.32	5.9% to 6.5%	0.9%
	2018	1,531	205	7.00 to 8.75	(15.7%) to (15.2%)	0.0%
	2017	1,767	201	8.30 to 10.32	(0.1%) to 0.5%	5.7%
	2016	1,586	186	8.31 to 10.26	2.4% to 10.9%	0.0%
	2015	420	56	7.52 to 8.68	(49.8%) to (49.7%)	0.0%
Columbia Variable Portfolio—Emerging Markets Bond Fund—Class 2	2019	$34,358	2,996	$11.28 to $11.54	10.1% to 10.7%	4.8%
	2018	17,268	1,666	10.24 to 10.42	(9.0%) to (8.5%)	4.3%
	2017	12,446	1,097	11.25 to 11.39	9.8% to 10.4%	4.4%
	2016	4,262	414	10.25 to 10.85	3.0% to 9.6%	2.0%
	2015	241	26	9.39 to 9.90	(41.3%) to (41.1%)	0.0%

NYLIAC Variable Annuity Separate Account-III
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return[1] (Lowest to Highest)	Investment Income Ratio[2]
Columbia Variable Portfolio—Small Cap Value Fund—Class 2	2019	$35,741	1,764	$12.81 to $25.13	18.8% to 19.5%	0.3%
	2018	33,762	1,933	10.76 to 21.05	(19.7%) to (19.2%)	0.2%
	2017	46,780	2,081	13.36 to 26.08	11.9% to 12.6%	0.3%
	2016	52,117	2,477	11.91 to 23.19	22.8% to 31.0%	0.4%
	2015	41,152	2,505	9.12 to 17.71	(8.8%) to (6.0%)	0.6%
Delaware VIP® Small Cap Value Series—Service Class	2019	$3,883	362	$10.64 to $10.77	25.5% to 26.2%	0.6%
	2018	1,503	177	8.48 to 8.53	(18.4%) to (17.9%)	0.4%
	2017	70	7	10.39 to 10.40	3.9% to 4.0%	0.0%
DWS Alternative Asset Allocation VIP—Class B	2019	$55,025	5,144	$10.54 to $10.76	12.4% to 13.0%	3.0%
	2018	24,785	2,615	9.38 to 9.52	(10.9%) to (10.4%)	1.4%
	2017	11,867	1,120	10.53 to 10.63	5.2% to 5.7%	1.6%
	2016	3,557	354	10.02 to 10.05	0.2% to 0.5%	0.0%
Fidelity® VIP ContrafundSM Portfolio—Initial Class	2019	$129,927	2,277	$31.84 to $65.09	29.2% to 29.7%	0.4%
	2018	115,517	2,644	24.59 to 50.17	(8.1%) to (7.7%)	0.7%
	2017	141,710	3,003	26.69 to 54.34	19.6% to 20.2%	1.0%
	2016	135,457	3,468	22.25 to 45.22	6.0% to 6.5%	0.8%
	2015	148,106	4,049	20.93 to 42.45	8.6% to 9.6%	1.0%
Fidelity® VIP ContrafundSM Portfolio—Service Class 2	2019	$365,880	15,292	$14.40 to $39.75	28.9% to 29.7%	0.2%
	2018	321,912	16,606	11.15 to 30.72	(8.4%) to (7.8%)	0.4%
	2017	384,115	16,906	12.14 to 33.39	19.4% to 20.1%	0.8%
	2016	341,037	16,273	10.14 to 27.86	5.8% to 6.3%	0.6%
	2015	347,510	16,197	9.56 to 26.24	(4.4%) to 9.1%	0.8%
Fidelity® VIP Emerging Markets Portfolio—Service Class 2	2019	$4,563	434	$10.44 to $10.53	27.0% to 27.7%	1.7%
	2018	1,555	189	8.22 to 8.25	(17.8%) to (17.5%)	1.0%
Fidelity® VIP Equity-Income PortfolioSM—Initial Class	2019	$50,417	1,425	$23.97 to $39.26	25.1% to 25.7%	2.0%
	2018	45,408	1,619	19.16 to 31.24	(10.0%) to (9.6%)	2.2%
	2017	57,049	1,845	21.29 to 34.55	10.8% to 11.3%	1.7%
	2016	59,192	2,136	19.21 to 31.03	15.9% to 16.4%	2.2%
	2015	58,273	2,455	16.58 to 26.66	0.6% to 1.5%	3.1%

NYLIAC Variable Annuity Separate Account-III
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return[1] (Lowest to Highest)	Investment Income Ratio[2]
Fidelity® VIP Equity-Income PortfolioSM—Service Class 2	2019	$115,495	5,662	$13.31 to $27.05	24.8% to 25.6%	1.8%
	2018	88,941	4,972	10.64 to 21.58	(10.2%) to (9.6%)	2.1%
	2017	104,417	4,913	11.82 to 23.93	10.6% to 11.3%	1.5%
	2016	106,815	5,340	10.67 to 21.54	11.5% to 16.2%	2.1%
	2015	100,803	5,710	9.21 to 18.56	(7.9%) to 1.1%	2.8%
Fidelity® VIP FundsManager® 60% Portfolio—Investor Class	2019	$250,095	23,323	$10.72 to $10.72	7.2% to 7.2%	2.0%
Fidelity® VIP FundsManager® 60% Portfolio—Service Class	2019	$3,992	371	$10.74 to $10.78	7.4% to 7.8%	1.8%
Fidelity® VIP Government Money Market Portfolio—Investor Class	2019	$—	—	$—	—	—
Fidelity® VIP Growth Opportunities Portfolio—Service Class 2	2019	$87,880	4,008	$19.70 to $23.49	38.1% to 38.8%	0.0%
	2018	42,044	2,630	14.25 to 16.95	10.3% to 10.9%	0.1%
	2017	24,121	1,647	12.90 to 15.31	31.9% to 32.6%	0.1%
	2016	10,796	969	9.77 to 11.56	(1.7%) to 2.9%	0.0%
	2015	16,419	1,418	9.92 to 11.71	(0.8%) to (0.6%)	0.0%
Fidelity ® VIP Health Care Portfolio—Service Class 2	2019	$4,613	379	$12.12 to $12.17	21.2% to 21.7%	0.3%
Fidelity® VIP International Index Portfolio—Service Class 2	2019	$1,025	96	$10.64 to $10.68	6.4% to 6.8%	3.9%
Fidelity® VIP Mid Cap Portfolio—Service Class 2	2019	$128,805	5,067	$12.34 to $38.39	20.9% to 21.7%	0.7%
	2018	120,951	5,445	10.18 to 31.63	(16.3%) to (15.8%)	0.4%
	2017	164,267	5,786	12.14 to 37.65	18.3% to 19.1%	0.5%
	2016	156,939	6,075	10.23 to 31.69	9.0% to 10.5%	0.3%
	2015	161,100	6,556	9.29 to 28.73	(7.1%) to 1.5%	0.2%
Invesco V.I. American Value Fund—Series II Shares	2019	$16,239	1,177	$11.13 to $14.82	22.5% to 23.2%	0.4%
	2018	10,731	947	9.07 to 12.04	(14.4%) to (13.9%)	0.2%
	2017	13,637	1,020	10.58 to 14.01	7.8% to 8.4%	0.6%
	2016	16,259	1,294	9.80 to 12.95	11.2% to 13.7%	0.1%
	2015	12,066	1,078	8.64 to 11.39	(13.6%) to (3.4%)	0.0%
Invesco V.I. International Growth Fund—Series II Shares	2019	$35,220	2,974	$11.10 to $12.79	26.0% to 26.7%	1.3%
	2018	33,147	3,550	8.79 to 10.11	(16.7%) to (16.2%)	1.9%
	2017	36,136	3,259	10.54 to 12.08	20.6% to 21.3%	1.3%
	2016	24,546	2,714	8.73 to 9.98	(3.7%) to (2.0%)	1.2%
	2015	19,175	2,075	8.93 to 10.18	(10.7%) to (10.5%)	1.5%

NYLIAC Variable Annuity Separate Account-III
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return[1] (Lowest to Highest)	Investment Income Ratio[2]
Janus Henderson Enterprise Portfolio—Service Shares	2019	$19,646	1,475	$13.21 to $20.83	27.2% to 33.5%	0.1%
	2018	5,640	565	9.95 to 10.01	(2.4%) to (1.9%)	0.1%
	2017	229	22	10.19 to 10.20	1.9% to 2.0%	0.0%
Janus Henderson Global Research Portfolio—Institutional Shares	2019	$52,405	1,773	$12.29 to $32.43	26.7% to 27.2%	1.0%
	2018	46,614	2,024	9.68 to 25.49	(8.6%) to (8.2%)	1.1%
	2017	57,339	2,283	10.56 to 27.75	24.7% to 25.3%	0.8%
	2016	51,997	2,611	8.45 to 22.16	0.2% to 0.7%	1.1%
	2015	59,025	3,000	8.41 to 22.01	1.2% to 2.1%	0.7%
Janus Henderson Global Research Portfolio—Service Shares	2019	$35,852	1,740	$12.99 to $24.44	26.4% to 27.2%	0.9%
	2018	30,362	1,809	10.26 to 19.26	(8.8%) to (8.2%)	1.0%
	2017	36,427	1,923	11.22 to 21.02	24.4% to 25.2%	0.7%
	2016	31,889	2,038	9.00 to 16.83	(0.0%) to 1.9%	0.9%
	2015	38,844	2,461	8.98 to 16.76	(10.2%) to 1.7%	0.5%
MFS® International Intrinsic Value Portfolio—Service Class	2019	$23,489	1,874	$12.40 to $12.58	23.5% to 24.2%	1.6%
	2018	9,318	922	10.04 to 10.13	(11.3%) to (10.8%)	1.0%
	2017	2,250	198	11.32 to 11.36	13.2% to 13.6%	0.8%
MFS® Investors Trust Series—Initial Class	2019	$8,733	326	$23.03 to $37.09	29.2% to 29.8%	0.7%
	2018	7,081	342	17.79 to 28.71	(7.2%) to (6.8%)	0.6%
	2017	8,605	387	19.13 to 30.95	21.1% to 21.6%	0.7%
	2016	7,974	438	15.76 to 25.56	6.6% to 7.1%	0.9%
	2015	8,205	485	14.74 to 23.98	7.2% to 8.2%	0.9%
MFS® Investors Trust Series—Service Class	2019	$61,623	3,373	$14.94 to $33.49	28.8% to 29.7%	0.5%
	2018	40,011	2,685	11.56 to 25.89	(7.4%) to (6.8%)	0.5%
	2017	35,483	2,019	12.46 to 27.86	20.8% to 21.6%	0.6%
	2016	22,698	1,358	10.29 to 22.98	5.9% to 6.9%	0.6%
	2015	18,540	1,050	9.66 to 21.52	(3.4%) to 7.7%	0.7%
MFS® Research Series—Initial Class	2019	$9,986	333	$20.52 to $33.96	30.8% to 31.1%	0.8%
	2018	8,693	380	15.68 to 25.92	(5.9%) to (5.7%)	0.7%
	2017	10,283	427	16.67 to 27.50	21.4% to 21.7%	1.3%
	2016	9,613	491	13.73 to 26.18	6.7% to 7.2%	0.008
	2015	10,337	566	12.83 to 24.53	7.1% to 8.0%	0.007

NYLIAC Variable Annuity Separate Account-III
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return[1] (Lowest to Highest)	Investment Income Ratio[2]
MFS® Research Series—Service Class	2019	$40,050	2,025	$15.27 to $37.42	30.2% to 31.0%	0.6%
	2018	19,556	1,087	11.70 to 28.62	(6.4%) to (5.8%)	0.5%
	2017	16,038	665	12.47 to 30.43	20.8% to 21.6%	1.1%
	2016	14,216	687	10.29 to 25.07	5.4% to 7.1%	0.6%
	2015	11,786	586	9.64 to 23.44	(3.6%) to 7.6%	0.5%
Morgan Stanley VIF U.S. Real Estate Portfolio—Class II	2019	$21,447	1,741	$10.84 to $13.07	16.6% to 17.3%	1.6%
	2018	18,762	1,762	9.27 to 11.16	(9.6%) to (9.1%)	2.5%
	2017	25,927	2,184	10.23 to 12.29	1.1% to 1.6%	1.3%
	2016	33,236	2,793	10.09 to 12.11	0.9% to 5.2%	1.1%
	2015	31,971	2,794	10.12 to 11.52	1.2% to 28.4%	1.2%
Neuberger Berman AMT Mid Cap Growth Portfolio—Class I	2019	$1,536	45	$32.17 to $45.97	30.3% to 30.9%	0.0%
	2018	1,235	48	24.58 to 35.14	(8.1%) to (7.7%)	0.0%
	2017	1,501	54	26.63 to 38.10	23.0% to 23.6%	0.0%
	2016	1,360	60	21.55 to 30.85	2.5% to 2.9%	0.0%
	2015	1,817	83	20.94 to 29.98	5.0% to 5.9%	0.0%
Neuberger Berman AMT Mid Cap Growth Portfolio—Class S	2019	$76,952	3,198	$14.06 to $40.85	30.1% to 30.9%	0.0%
	2018	59,200	3,122	10.78 to 31.29	(8.3%) to (7.7%)	0.0%
	2017	68,239	3,111	11.73 to 33.97	22.3% to 23.1%	0.0%
	2016	54,218	2,726	9.57 to 27.67	2.3% to 5.6%	0.0%
	2015	64,660	2,943	9.33 to 26.95	(6.7%) to 5.5%	0.0%
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)—Advisor Class	2019	$90,456	7,990	$10.94 to $11.87	5.0% to 5.6%	1.7%
	2018	82,235	7,635	10.40 to 11.26	0.2% to 0.8%	1.2%
	2017	81,154	7,543	10.36 to 11.19	0.9% to 1.4%	5.0%
	2016	68,889	6,413	10.25 to 11.04	2.5% to 5.0%	1.4%
	2015	49,716	4,786	9.79 to 10.52	(2.1%) to (1.9%)	3.6%
PIMCO VIT Low Duration Portfolio—Advisor Class	2019	$21,157	2,098	$9.95 to $10.15	2.1% to 2.7%	2.7%
	2018	20,579	2,093	9.75 to 9.89	(1.5%) to (1.0%)	1.8%
	2017	19,944	2,005	9.89 to 9.99	(0.5%) to 0.0%	1.2%
	2016	8,013	804	9.94 to 9.98	(0.6%) to (0.2%)	0.8%

NYLIAC Variable Annuity Separate Account-III
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return[1] (Lowest to Highest)	Investment Income Ratio[2]
PIMCO VIT Total Return Portfolio—Advisor Class	2019	$118,132	10,934	$10.63 to $11.00	6.4% to 7.0%	2.9%
	2018	87,333	8,623	9.98 to 10.30	(2.4%) to (1.8%)	2.4%
	2017	79,494	7,681	10.20 to 10.50	3.0% to 3.6%	1.9%
	2016	60,910	6,066	9.89 to 10.16	(0.6%) to 1.3%	1.9%
	2015	43,096	4,320	9.80 to 10.03	(2.0%) to (1.8%)	5.7%
Victory VIF Diversified Stock Fund—Class A Shares	2019	$11,537	523	$13.16 to $24.78	26.0% to 26.9%	0.5%
	2018	11,175	636	10.42 to 19.57	(14.9%) to (14.3%)	0.4%
	2017	15,474	748	12.21 to 22.89	24.1% to 25.0%	0.7%
	2016	13,879	802	9.81 to 18.36	2.0% to 3.4%	1.0%
	2015	16,546	966	9.59 to 17.92	(4.1%) to 3.9%	0.6%
Not all Investment Divisions are available under all policies.
Charges and fees levied by NYLIAC are disclosed in Note 3.
Expenses as a percent of average variable accumulation value are 1.20% to 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
________________

[1]
Total returns are not annualized for periods less than a year. These amounts represent the total return for the periods indicated, including changes in the value of the underlying Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total returns are calculated for each period indicated or from the effective date through the end of the reporting period.

[2]
These amounts represent the dividends excluding distributions of capital gains, received by an Investment Division from the underlying Fund, net of management fees assessed by the Fund manager, divided by the average investment at net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the Investment Division is affected by the timing of the declaration of dividends by the underlying Fund in which the Investment Division invests. Annualized percentages are shown for the Investment Income Ratio for all Investment Divisions in all periods.

Report of Independent Registered Public Accounting Firm

To the Board of Directors of New York Life Insurance and Annuity Corporation and the Policyowners of NYLIAC Variable Annuity Separate Account-III

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the investment divisions of NYLIAC Variable Annuity Separate Account-III indicated in the table below as of December 31, 2019, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the investment divisions of NYLIAC Variable Annuity Separate Account-III as of December 31, 2019, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

MainStay VP Balanced—Service Class (1)	MainStay VP MacKay Growth—Service Class (1)	Delaware VIP® Small Cap Value Series—Service Class (1)
MainStay VP Bond—Initial Class (1)	MainStay VP MacKay High Yield Corporate Bond—Initial Class (1)	DWS Alternative Asset Allocation VIP—Class B (1)
MainStay VP Bond—Service Class (1)	MainStay VP MacKay High Yield Corporate Bond—Service Class (1)	Fidelity® VIP ContrafundSM Portfolio—Initial Class (1)
MainStay VP Conservative Allocation—Service Class (1)	MainStay VP MacKay International Equity—Initial Class (1)	Fidelity® VIP ContrafundSM Portfolio—Service Class 2 (1)
MainStay VP Cushing® Renaissance Advantage—Service Class (1)	MainStay VP MacKay International Equity—Service Class (1)	Fidelity® VIP Emerging Markets Portfolio—Service Class 2 (3)
MainStay VP Eagle Small Cap Growth—Initial Class (1)	MainStay VP MacKay Mid Cap Core—Initial Class (1)	Fidelity® VIP Equity-Income PortfolioSM —Initial Class (1)
MainStay VP Eagle Small Cap Growth—Service Class (1)	MainStay VP MacKay Mid Cap Core—Service Class (1)	Fidelity® VIP Equity-Income PortfolioSM —Service Class 2 (1)
MainStay VP Emerging Markets Equity—Initial Class (1)	MainStay VP MacKay S&P 500 Index—Initial Class (1)	Fidelity® VIP FundsManager® 60% Portfolio—Investor Class (2)
MainStay VP Emerging Markets Equity—Service Class (1)	MainStay VP MacKay S&P 500 Index—Service Class (1)	Fidelity® VIP FundsManager® 60% Portfolio—Service Class (2)
MainStay VP Epoch U.S. Equity Yield—Initial Class (1)	MainStay VP MacKay Small Cap Core—Initial Class (2)	Fidelity® VIP Government Money Market Portfolio—Investor Class (2)
MainStay VP Epoch U.S. Equity Yield—Service Class (1)	MainStay VP MacKay Small Cap Core—Service Class (1)	Fidelity® VIP Growth Opportunities Portfolio—Service Class 2 (1)
MainStay VP Epoch U.S. Small Cap—Initial Class (1)	MainStay VP MacKay Unconstrained Bond—Service Class (1)	Fidelity® VIP Health Care Portfolio—Service Class 2 (2)
MainStay VP Epoch U.S. Small Cap—Service Class (1)	MainStay VP Mellon Natural Resources—Initial Class (1)	Fidelity® VIP International Index Portfolio—Service Class 2 (2)
MainStay VP Fidelity Institutional AM® Utilities—Initial Class (1)	MainStay VP Moderate Allocation—Service Class (1)	Fidelity® VIP Mid Cap Portfolio—Service Class 2 (1)
MainStay VP Fidelity Institutional AM® Utilities—Service Class (1)	MainStay VP Moderate Growth Allocation—Service Class (1)	Invesco V.I. American Value Fund—Series II Shares (1)
MainStay VP Floating Rate—Service Class (1)	MainStay VP PIMCO Real Return—Service Class (1)	Invesco V.I. International Growth Fund—Series II Shares (1)
MainStay VP Growth Allocation—Service Class (1)	MainStay VP T. Rowe Price Equity Income—Initial Class (1)	Janus Henderson Enterprise Portfolio—Service Shares (1)
MainStay VP Income Builder—Initial Class (1)	MainStay VP T. Rowe Price Equity Income—Service Class (1)	Janus Henderson Global Research Portfolio—Institutional Shares (1)
MainStay VP Income Builder—Service Class (1)	MainStay VP U.S. Government Money Market—Initial Class (1)	Janus Henderson Global Research Portfolio—Service Shares (1)

Report of Independent Registered Public Accounting Firm (Continued)

MainStay VP Indexed Bond—Service Class (1)	American Funds IS Asset Allocation Fund—Class 4 (3)	MFS® International Intrinsic Value Portfolio—Service Class (1)
MainStay VP IQ Hedge Multi-Strategy—Service Class (4)	American Funds IS Blue Chip Income and Growth Fund—Class 4 (1)	MFS® Investors Trust Series— Initial Class (1)
MainStay VP Janus Henderson Balanced—Initial Class (1)	American Funds IS Global Small Capitalization Fund—Class 4 (1)	MFS® Investors Trust Series—Service Class (1)
MainStay VP Janus Henderson Balanced—Service Class (1)	American Funds IS Growth Fund— Class 4 (1)	MFS® Research Series—Initial Class (1)
MainStay VP Large Cap Growth—Initial Class (1)	American Funds IS New World Fund®—Class 4 (1)	MFS® Research Series—Service Class (1)
MainStay VP Large Cap Growth—Service Class (1)	BlackRock® Global Allocation V.I. Fund—Class III (1)	Morgan Stanley VIF U.S. Real Estate Portfolio—Class II (1)
MainStay VP MacKay Common Stock—Initial Class (1)	BlackRock® High Yield V.I. Fund— Class III (1)	Neuberger Berman AMT Mid Cap Growth Portfolio—Class I (1)
MainStay VP MacKay Common Stock—Service Class (1)	BNY Mellon IP Technology Growth Portfolio—Initial Shares (1)	Neuberger Berman AMT Mid Cap Growth Portfolio—Class S (1)
MainStay VP MacKay Convertible—Initial Class (1)	BNY Mellon IP Technology Growth Portfolio—Service Shares (1)	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)—Advisor Class (1)
MainStay VP MacKay Convertible—Service Class (1)	ClearBridge Variable Appreciation Portfolio—Class II (1)	PIMCO VIT Low Duration Portfolio—Advisor Class (1)
MainStay VP MacKay Government—Initial Class (1)	Columbia Variable Portfolio—Commodity Strategy Fund—Class 2 (1)	PIMCO VIT Total Return Portfolio—Advisor Class (1)
MainStay VP MacKay Government—Service Class (1)	Columbia Variable Portfolio—Emerging Markets Bond Fund—Class 2 (1)	Victory VIF Diversified Stock Fund—Class A Shares (1)
MainStay VP MacKay Growth—Initial Class (1)	Columbia Variable Portfolio—Small Cap Value Fund—Class 2 (1)

(1) Statement of operations for the year ended December 31, 2019 and statement of changes in net assets for the years ended December 31, 2019 and 2018
(2) Statement of operations and statement of changes in net assets for the period May 1, 2019 (commencement of operations) through December 31, 2019
(3) Statement of operations for the year ended December 31, 2019, and statement of changes in net assets for the year ended December 31, 2019 and the period May 1, 2018 (commencement of operations) through December 31, 2018

(4) Statement of operations for the year ended December 31, 2019, and statement of changes in net assets for the year ended December 31, 2019 and the period November 30, 2018 (commencement of operations) through December 31, 2018

Basis for Opinions

These financial statements are the responsibility of the New York Life Insurance and Annuity Corporation management. Our responsibility is to express an opinion on the financial statements of each of the investment divisions of NYLIAC Variable Annuity Separate Account-III based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the investment divisions of NYLIAC Variable Annuity Separate Account-III in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Report of Independent Registered Public Accounting Firm (Continued)

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2019 by correspondence with the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
New York, New York
March 25, 2020

We have served as the auditor of one or more of the investment divisions of NYLIAC Variable Annuity Separate Account-III since 1995.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
(A wholly-owned subsidiary of
New York Life Insurance Company)

FINANCIAL STATEMENTS
AND SUPPLEMENTAL SCHEDULES
(STATUTORY BASIS)

December 31, 2019, 2018 and 2017

Report of Independent Auditors

To the Board of Directors of New York Life Insurance and Annuity Corporation:

We have audited the accompanying statutory financial statements of New York Life Insurance and Annuity Corporation (the “Company”), which comprise the statutory statements of financial position as of December 31, 2019 and 2018, and the related statutory statements of operations, of changes in capital and surplus, and of cash flows for each of the three years in the period ended December 31, 2019.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Delaware State Insurance Department. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on the financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the Delaware State Insurance Department, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

PricewaterhouseCoopers LLP, PricewaterhouseCoopers Center, 300 Madison Avenue, New York, NY 10017 T: (646) 471 3000, F: (813) 286 6000, www.pwc.com/us

1

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the “Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles” paragraph, the financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2019 and 2018, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2019.

Opinion on Statutory Basis of Accounting

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Company as of December 31, 2019 and 2018, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2019, in accordance with the accounting practices prescribed or permitted by the Delaware State Insurance Department described in Note 2.

Emphasis of Matter

As disclosed in Note 11 to the financial statements, the Company has entered into significant related party transactions with New York Life Insurance Company and its affiliates. Our opinion is not modified with respect to this matter.

Other Matter

Our audit was conducted for the purpose of forming an opinion on the statutory-basis financial statements taken as a whole. The “Supplemental Schedule of Selected Financial Data”, “Summary Investment Schedule”, and “Investment Risk Interrogatories” (collectively, the “supplemental schedules”) of the Company as of December 31, 2019 and for the year then ended are presented to comply with the National Association of Insurance Commissioners’ Annual Statement Instructions and Accounting Practices and Procedures Manual and for purposes of additional analysis and are not a required part of the statutory-basis financial statements. The supplemental schedules are the responsibility of management and were derived from and relate directly to the underlying accounting and other records used to prepare the statutory-basis financial statements. The supplemental schedules have been subjected to the auditing procedures applied in the audit of the statutory-basis financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the statutory-basis financial statements or to the statutory-basis financial statements themselves and other additional procedures, in accordance with auditing standards generally accepted in the United States of America. In our opinion, the supplemental schedules are fairly stated, in all material respects, in relation to the statutory-basis financial statements taken as a whole.

New York, New York

March 12, 2020

2

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
(A wholly owned subsidiary of New York Life Insurance Company)

STATUTORY STATEMENTS OF FINANCIAL POSITION

	December 31,
	2019	2018
	(in millions)
Assets
Bonds	$88,631	$84,920
Common and preferred stocks	1,657	1,327
Mortgage loans	14,697	14,210
Policy loans	909	894
Other invested assets	1,623	1,381
Cash, cash equivalents and short-term investments	1,436	1,891
Derivatives	365	418
Total cash and invested assets	109,318	105,041
Investment income due and accrued	741	712
Interest in annuity contracts	9,084	8,673
Other assets	447	566
Separate accounts assets	45,147	38,466
Total assets	$164,737	$153,458
Liabilities, capital and surplus
Liabilities:
Policy reserves	$97,138	$94,131
Deposit funds	1,467	1,308
Policy claims	259	244
Separate accounts transfers due and accrued	(982)	(916)
Obligations under structured settlement agreements	9,084	8,673
Amounts payable under security lending agreements	676	676
Other liabilities	934	973
Interest maintenance reserve	99	106
Asset valuation reserve	1,561	1,213
Separate accounts liabilities	45,146	38,464
Total liabilities	155,382	144,872
Capital and Surplus:
Capital stock - par value $10,000
(20,000 shares authorized,
2,500 issued and outstanding)	25	25
Gross paid in and contributed surplus	3,928	3,928
Unassigned surplus	5,402	4,633
Total capital and surplus	9,355	8,586
Total liabilities, capital and surplus	$164,737	$153,458

See accompanying notes to financial statements.
3

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
(A wholly owned subsidiary of New York Life Insurance Company)

STATUTORY STATEMENTS OF OPERATIONS

	Years Ended December 31,
	2019	2018	2017
	(in millions)
Income
Premiums	$13,344	$12,301	$13,392
Net investment income	4,300	4,075	3,934
Other income	969	920	900
Total income	18,613	17,296	18,226
Benefits and expenses
Benefit payments:
Death benefits	745	676	463
Annuity benefits	3,145	3,003	2,799
Surrender benefits	8,494	8,044	6,266
Other benefits	91	80	60
Total benefit payments	12,475	11,803	9,588
Additions to policy reserves	3,075	7,626	5,855
Net transfers to (from) separate accounts	698	(210)	240
Adjustment in funds withheld	—	(3,886)	189
Operating expenses	1,487	1,474	1,487
Total benefits and expenses	17,735	16,807	17,359
Gain from operations before federal and foreign income taxes	878	489	867
Federal and foreign income taxes	227	214	249
Net gain from operations	651	275	618
Net realized capital gains (losses), after taxes and transfers to interest maintenance reserve	(20)	(8)	34
Net income	$631	$267	$652

See accompanying notes to financial statements.
4

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
(A wholly owned subsidiary of New York Life Insurance Company)

STATUTORY STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS

	Years Ended December 31,
	2019	2018	2017
	(in millions)
Capital and surplus, beginning of year	$8,586	$9,187	$8,725
Net income	631	267	652
Change in net unrealized capital gains on investments	386	(73)	100
Change in nonadmitted assets	(93)	(160)	408
Change in asset valuation reserve	(348)	(24)	(137)
Change in net deferred income tax	109	153	(282)
Dividends to stockholder	—	(600)	(275)
Prior period corrections	89	(169)	—
Other adjustments, net	(5)	5	(4)
Capital and surplus, end of year	$9,355	$8,586	$9,187

See accompanying notes to financial statements.
5

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
(A wholly owned subsidiary of New York Life Insurance Company)

STATUTORY STATEMENTS OF CASH FLOWS

	Years Ended December 31,
	2019	2018	2017
	(in millions)
Cash flows from operating activities:
Premiums received	$13,351	$12,279	$13,378
Net investment income received	4,374	3,783	3,585
Other	954	910	899
Total received	18,679	16,972	17,862
Benefits and other payments	12,418	11,644	9,478
Net transfers to (from) separate accounts	766	(293)	302
Operating expenses	1,725	1,396	1,590
Federal income taxes	136	269	288
Total paid	15,045	13,016	11,658
Net cash from operating activities	3,634	3,956	6,204
Cash flows from investing activities:
Proceeds from investments sold	2,329	2,888	5,287
Proceeds from investments matured or repaid	12,174	10,107	10,985
Cost of investments acquired	(18,668)	(16,388)	(21,925)
Net change in policy loans	(17)	(29)	—
Net cash from investing activities	(4,182)	(3,422)	(5,653)
Cash flows from financing and miscellaneous activities:
Dividends to stockholder	—	(600)	(275)
Other miscellaneous uses	93	(254)	12
Net cash from financing and miscellaneous activities	93	(854)	(263)
Net increase (decrease) in cash, cash equivalents and short-term investments	(455)	(320)	288
Cash, cash equivalents and short-term investments, beginning of year	1,891	2,211	1,923
Cash, cash equivalents and short-term investments, end of year	$1,436	$1,891	$2,211

See accompanying notes to financial statements.
6

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
(A wholly owned subsidiary of New York Life Insurance Company)

STATUTORY STATEMENTS OF CASH FLOWS (supplemental)

	Years Ended December 31,
	2019	2018	2017
	(in millions)
Supplemental disclosures of cash flow information:
Non-cash activities during the year not included in the Statutory Statements of Cash Flows:
Exchange/conversion of bonds to bonds	$498	$563	$336
Bond to be announced commitments - purchased/sold	$133	$—	$94
Capitalized interest on bonds	$132	$136	$136
Depreciation/amortization on fixed assets	$81	$73	$73
Exchange of bonds to stocks	$7	$2	$12
Capitalized interest on mortgage loans	$6	$2	$24
Merger/exchange/spinoff of equity investment to equity investment	$5	$19	$26
Transfer of bond investment to other invested assets	$—	$17	$26
Transfer of mortgage loans to other invested assets	$—	$—	$23
Other	$4	$14	$28

See accompanying notes to financial statements.
7

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
(A wholly-owned subsidiary of New York Life Insurance Company)
NOTES TO STATUTORY FINANCIAL STATEMENTS

December 31, 2019, 2018 and 2017
NOTE 1 - NATURE OF OPERATIONS

New York Life Insurance and Annuity Corporation (“the Company”), domiciled in the State of Delaware, is a direct, wholly-owned subsidiary of New York Life Insurance Company (“New York Life”). The Company’s primary business operations are its life and annuity business and its investment management activities. The Company offers a wide variety of interest sensitive and variable life insurance and annuity products to a large cross section of the insurance market. The Company markets its products in all 50 states of the United States of America and the District of Columbia, primarily through New York Life’s career agency force, with certain products also marketed through independent brokers, brokerage general agents and banks.

NOTE 2 - BASIS OF PRESENTATION

The accompanying financial statements have been prepared using accounting practices prescribed or permitted by the Delaware State Insurance Department (“DSID” or “statutory accounting practices”), which is a comprehensive basis of accounting other than accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The DSID recognizes only statutory accounting practices prescribed or permitted by the State of Delaware for determining and reporting the financial position and results of operations of an insurance company and for determining its solvency under the Delaware State Insurance Law. The National Association of Insurance Commissioners’ (“NAIC”) Accounting Practices and Procedures Manual (“NAIC SAP”) has been adopted as a component of prescribed or permitted practices by the State of Delaware. Prescribed statutory accounting practices include state laws and regulations. Permitted statutory accounting practices encompass accounting practices that are not prescribed; such practices differ from state to state, may differ from company to company within a state, and may change in the future. The Company has no permitted practices.

Prior Period Corrections

In 2018, the Company determined it understated reserves for a fixed deferred annuity product with guaranteed income benefits dating back to 2014. Management evaluated the adjustment and concluded while the Company's reserves in prior periods were understated, the understatement of reserves was not material to any previously reported annual financial statements. The Company recorded a prior period correction to reduce surplus by $169 million after-tax in 2018, reflecting the cumulative impact for the years 2017 and prior. During 2019, the Company continued to evaluate its reserves for the fixed deferred annuity product with guaranteed income benefits dating back to 2014. As a result of the further evaluation, the Company reduced its reserves and recorded a prior period correction to increase surplus by $64 million after-tax in 2019.
In 2019, the Company determined it had understated its federal income tax benefits related to income on certain investments in tax exempt municipal bonds. As a result, the Company recorded a prior period correction increasing surplus by $25 million in 2019, reflecting the impact for the years 2014-2018.

8

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 3 - SIGNIFICANT ACCOUNTING POLICIES
Use of Estimates
The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Management is also required to disclose contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results may differ from those estimates.
Bonds

Bonds other than loan-backed and structured securities are stated at amortized cost using the interest method. Bonds in or near default (rated NAIC 6) are stated at the lower of amortized cost or fair value. Refer to Note 9 - Fair Value Measurements for a discussion of the valuation approach and methods for bonds.

SVO-Identified bond Exchange Traded Funds ("ETFs") are stated at fair value and reported as bonds. Refer to Note 9 - Fair Value Measurements for discussion on the valuation approach and methods for bonds.

Loan-backed and structured securities, which are included in bonds, are valued at amortized cost using the interest method including current assumptions of projected cash flows. Loan-backed and structured securities in or near default (rated NAIC 6) are stated at the lower of amortized cost or fair value. Amortization of premium or accretion of discount from the purchase of these securities considers the estimated timing and amount of cash flows of the underlying loans, including prepayment assumptions based on data obtained from external sources or internal estimates. Projected future cash flows are updated monthly, and the amortized cost and effective yield of the securities are adjusted as necessary to reflect historical prepayment experience and changes in estimated future prepayments. For high credit quality loan-backed and structured securities (those rated AA or above at the date of acquisition), the adjustments to amortized cost are recorded as a charge or credit to net investment income in accordance with the retrospective method. For loan-backed and structured securities that are not of high credit quality (those rated below AA at date of acquisition), certain floating rate securities and securities with the potential for a loss of a portion of the original investment due to contractual prepayments (e.g., interest only securities), the effective yield is adjusted prospectively for any changes in estimated cash flows.

All acquisitions of securities are recorded in the financial statements on a trade date basis except for the acquisitions of private placement bonds, which are recorded on the funding date.

Preferred Stocks

Preferred stocks in “good standing” (NAIC designation of 1 to 3) are valued at amortized cost. Preferred stocks “not in good standing” (NAIC designation of 4 to 6) are valued at the lower of amortized cost or fair value. Refer to Note 9 - Fair Value Measurements for a discussion of the valuation approach and methods for preferred stocks.

Common Stocks

Common stocks include the Company’s investments in unaffiliated stocks, which includes investments in shares of SEC registered investment funds as well as regulated foreign open-end investment funds, which are carried at fair value. Unrealized gains and losses are reflected in surplus, net of deferred taxes. Refer to Note 9 - Fair Value Measurements for a discussion of the valuation approach and methods for common stocks.

9

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 3 - SIGNIFICANT ACCOUNTING POLICIES (continued)

Other than Temporary Impairments

The cost basis of bonds and equity securities is adjusted for impairments in value that are deemed to be other than temporary. An other-than-temporary loss is recognized in net income when it is anticipated that the amortized cost will not be recovered. Factors considered in evaluating whether a decline in value is other than temporary include: (1) whether the decline is substantial; (2) the duration that the fair value has been less than cost; (3) the financial condition and near-term prospects of the issuer; and (4) the Company’s ability and intent to retain the investment for a period of time sufficient to allow for an anticipated recovery in value.

When a bond (other than loan-backed and structured securities), preferred stock or common stock is deemed other-than-temporarily impaired, the difference between the investments’ amortized cost and its fair value is recognized as a realized loss and reported in net income if the loss is credit related, or deferred in the interest maintenance reserve ("IMR") if interest related for bonds.

For loan-backed and structured securities, the entire difference between the security’s amortized cost and its fair value is recognized in net income only when the Company (1) has the intent to sell the security or (2) it does not have the intent and ability to hold the security to recovery. If neither of these two conditions exists, a realized loss is recognized in net income for the difference between the amortized cost basis of the security and the net present value of projected future cash flows expected to be collected. The net present value is calculated by discounting the Company’s best estimate of projected future cash flows at the effective interest rate implicit in the loan-backed or structured security prior to impairment.

The determination of cash flow estimates in the net present value calculation is subjective and methodologies will vary, depending on the type of security. The Company considers all information relevant to the collectability of the security, including past events, current conditions, and reasonably supportable assumptions and forecasts in developing the estimate of cash flows expected to be collected. This information generally includes, but may not be limited to, the remaining payment terms of the security, estimated prepayment speeds, defaults, recoveries upon liquidation of the underlying collateral securing the notes, the financial condition of the issuer(s), credit enhancements and other third-party guarantees. In addition, other information, such as industry analyst reports and forecasts, sector credit ratings, the financial condition of the bond insurer for insured fixed income securities and other market data relevant to the collectability may also be considered, as well as the expected timing of the receipt of insured payments, if any. The estimated fair value of the collateral may be used to estimate recovery value if the Company determines that the security is dependent on the liquidation of the collateral for recovery.

The new cost basis of an impaired security is not adjusted for subsequent increases in estimated fair value. In periods subsequent to the recognition of an other-than-temporary impairment ("OTTI"), the impaired bond security is accounted for as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis may be accreted (or amortized) into net investment income in future periods based on prospective changes in cash flow estimates, to reflect adjustments to the effective yield.

Mortgage Loans

Mortgage loans on real estate are carried at unpaid principal balances, net of discounts, premiums, deferred origination fees related to points, and specific valuation allowances, and are collateralized. Specific valuation allowances are established for the excess carrying value of the mortgage loan over the estimated fair value of the collateral as an unrealized loss in surplus, when it is probable that based on current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Fair value of the collateral is estimated by performing an internal or external current appraisal. If impairment is deemed to be other-than-temporary, which can include a loan modification that qualifies as a troubled debt restructuring (“TDR”), a direct write-down is recognized as a realized loss reported in net income, and a new cost basis for the individual mortgage loan, which is equal to the fair value of the collateral, less costs to obtain and sell, is established. Refer to Note 9 - Fair Value Measurements for a discussion of the valuation approach and methods for mortgage loans.

10

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 3 - SIGNIFICANT ACCOUNTING POLICIES (continued)

The Company accrues interest income on mortgage loans to the extent it is deemed collectible. The Company places loans on non-accrual status, and ceases to recognize interest income when management determines that the collection of interest and repayment of principal is not probable. Any accrued but uncollected interest is reversed out of interest income once a loan is put on non-accrual status. Interest payments received on mortgage loans where interest payments have been deemed uncollectible are recognized on a cash basis and recorded as interest income. If a determination is made that the principal will not be collected, the interest payment received is used to reduce the principal balance. If a mortgage loan has any investment income due and accrued that is 90 days past due and collectible, the investment income will continue to accrue but all accrued interest related to the mortgage loan is reported as a nonadmitted asset, until such time that it has been paid or is deemed uncollectible.

Policy Loans

Policy loans are stated at the aggregate balance due. The excess of the unpaid balance of a policy loan that exceeds the cash surrender value is nonadmitted.

Other Invested Assets

Investments in limited partnerships and limited liability companies, including equity investments in affiliated entities organized as limited liability companies, which have admissible audits are carried at the underlying audited equity of the investee. The financial statements of equity method investees are usually not received in time for the Company to apply the equity method at each reporting period. Therefore, the equity pick-up on these investments has been recorded on a one to three-month lag.

The cost basis of limited partnerships and limited liability companies is adjusted for impairments in value deemed to be other-than-temporary, with the difference between cost and carrying value, which approximates fair value, recognized as a realized loss reported in net income. The new cost basis of an impaired limited partnership or limited liability company is not adjusted for subsequent increases in the underlying audited equity of the investee.

Dividends and distributions from limited partnerships and limited liability companies, other than those deemed a return of capital, are recorded in net investment income. Undistributed earnings are included in unrealized gains and losses and are reflected in surplus, net of deferred taxes.

Low-Income Housing Tax Credit (“LIHTC”) investments, which are included in other invested assets, are recorded at proportional amortized cost and include remaining unfunded commitments. The carrying value of the investment is amortized into income in proportion to the actual and projected future amounts of tax credits and deductible losses. The amortization is recorded through net investment income.

Real estate includes properties that are directly-owned and real estate property investments that are directly and wholly-owned through a limited liability company and meet certain criteria. Real estate held for the production of income is stated at cost less accumulated depreciation and encumbrances. Real estate held for sale is stated at the lower of cost less accumulated depreciation or fair value, less encumbrances and estimated costs to sell. If there is an indication that the carrying amount of the real estate may not be recoverable, then it must be tested for impairment. If the carrying amount of a real estate investment exceeds its undiscounted cash flows, an OTTI is recorded as a realized loss in net income, calculated as the difference between the carrying amount of the real estate investment and the fair value of the real estate investment. Depreciation of real estate held for the production of income is calculated using the straight-line method over the estimated lives of the assets, generally 40 years. Costs of permanent improvements are depreciated over their estimated useful life.

11

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 3 - SIGNIFICANT ACCOUNTING POLICIES (continued)

Derivative Instruments

Derivative instruments that qualify and are designated for hedge accounting are valued in a manner consistent with the items being hedged. Periodic payments and receipts on these derivatives are recorded on an accrual basis within net investment income for hedges of fixed income securities, other income for hedges of liabilities, and net realized capital gains and losses for hedges of net investments in foreign operations. Net realized gains and losses are recognized upon termination or maturity of these contracts in a manner consistent with the hedged item and when subject to the IMR, are transferred to the IMR, net of taxes.

To qualify for hedge accounting, the hedge relationship is designated and formally documented at inception, which means any time prior to the first quarterly hedge effectiveness assessment date, by detailing the particular risk, management objective and strategy for the hedge. This includes the item and risk that is being hedged, the derivative that is being used, as well as how effectiveness is being assessed. A derivative must be highly effective in accomplishing the objective of offsetting either changes in fair value or cash flows for the risk being hedged. The hedging relationship is considered highly effective if the changes in fair value or cash flows of the hedging instrument are within 80% to 125% of the inverse changes in the fair value or cash flows of the hedged item. The Company formally assesses effectiveness of its hedging relationships both at the hedge inception and on a quarterly basis over the life of the hedge relationship in accordance with its risk management policy. The Company assesses hedge effectiveness qualitatively on a quarterly basis if (1) the initial quantitative prospective assessment demonstrates that the relationship is expected to be highly effective and (2) at inception, the Company is able to reasonably support an expectation of high effectiveness on a qualitative basis in subsequent periods. The Company continually assesses the credit standing of the derivative counterparty and, if the counterparty is deemed to be no longer creditworthy, the hedge relationship will no longer be considered effective.
The Company discontinues hedge accounting prospectively if: (1) it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item; (2) the derivative expired or is sold, terminated, or exercised; (3) it is probable that the forecasted transaction will not occur, or (4) management determines that designation of the derivative as a hedge instrument is no longer appropriate.
Derivative instruments that do not qualify or are not designated for hedge accounting are carried at fair value and changes in fair value are recorded in surplus as unrealized gains and losses, net of deferred taxes. Periodic payments and receipts on these derivatives are recorded on an accrual basis within net investment income for hedges of fixed income securities and other income for hedges of liabilities and net realized capital gains and losses for hedges of foreign net investments and credit default swaps. Upon termination or maturity the gains or losses on these contracts are recognized in net realized capital gains and losses, net of taxes. Realized gains or losses on terminated or matured derivatives, which are subject to the IMR, are transferred to the IMR, net of taxes.
Cash, Cash Equivalents and Short-term Investments

Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments that have original maturities of three months or less at date of purchase and are carried at amortized cost. Cash and cash equivalents also include money market mutual funds which are stated at fair value. Short-term investments consist of securities with remaining maturities of one year or less, but greater than three months at the time of acquisition and are carried at amortized cost, which approximates fair value.

Asset Valuation Reserve ("AVR") and IMR

The AVR is used to stabilize surplus from fluctuations in the market value of bonds, stocks, mortgage loans, real estate, limited partnerships and other investments. Changes in the AVR are accounted for as direct increases or decreases in surplus. The IMR captures interest related realized gains and losses on sales (net of taxes) of bonds, preferred stocks mortgage loans, interest related other-than-temporary impairments (net of taxes) and realized gains or losses (net of taxes) on terminated interest rate related derivatives which are amortized into net income over the expected years to maturity of the investments sold or the item being hedged using the grouped method. An interest related other-than-temporary impairment occurs when the Company has the intent to sell an investment, at the reporting date, before recovery of the cost of the

12

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 3 - SIGNIFICANT ACCOUNTING POLICIES (continued)

investment. For loan-backed and structured securities, the non-interest related other-than-temporary impairment is booked to the AVR, and the interest related portion to the IMR.
Loaned Securities and Repurchase Agreements
The Company enters into securities lending agreements whereby certain investment securities are loaned to third-parties. Securities loaned are treated as financing arrangements. With respect to securities loaned, in order to reduce the Company’s risk under these transactions, the Company requires initial cash collateral equal to 102% of the fair value of domestic securities loaned. The Company records an offsetting liability in amounts payable under security lending agreements. The Company monitors the fair value of securities loaned with additional collateral obtained as necessary. The borrower of the loaned securities is permitted to sell or repledge those securities.

The Company enters into dollar roll repurchase agreements to sell and repurchase securities. Assets to be repurchased are the same, or substantially the same, as the assets sold. The Company agrees to sell securities at a specified price and repurchase the securities at a lower price. The Company receives cash in the amount of the sales proceeds and establishes a liability equal to the repurchase amount. The difference between the sale and repurchase amounts represents deferred income which is earned over the life of the agreement. The liability for repurchasing the assets is included in other liabilities.

The Company enters into tri-party reverse repurchase agreements to purchase and resell short-term securities. The Company receives securities as collateral, having a fair value at least equal to 102% of the purchase price paid by the Company for the securities and the Company’s designated custodian takes possession of this collateral. The Company is not permitted to sell or repledge these securities. The collateral is not recorded on the Company’s financial statements. However, if the counterparty defaults, the Company would then exercise its rights with respect to the collateral, including a sale of the collateral. The fair value of the securities held as collateral is monitored daily and additional collateral is obtained, where appropriate, to protect against credit exposure. The Company records the amount paid for securities purchased under agreements to resell in cash, cash equivalents and short-term investments.
Premiums and Related Expenses
Life premiums are recognized as revenue when due. Annuity considerations are recognized as revenue when received. Commissions and other costs associated with acquiring new business are charged to operations as incurred. Amounts received or paid under deposit type contracts without mortality or morbidity risk are not reported as income or benefits but are recorded directly as an adjustment to the liability for deposit funds.
Net Investment Income
Income from investments, including amortization of premium, accrual of discount and similar items, is recorded within net investment income, unless otherwise stated herein.
Policy Reserves
Policy reserves are based on mortality tables and valuation interest rates, which are consistent with statutory requirements and are designed to be sufficient to provide for contractual benefits. The Company holds reserves greater than those developed under the minimum statutory reserving rules when the valuation actuary determines that the minimum statutory reserves are inadequate. Actual results could differ from these estimates and may result in the establishment of additional reserves. The valuation actuary monitors actual experience and, where circumstances warrant, revises assumptions and the related estimates for policy reserves. Refer to Note 12 - Insurance Liabilities for discussion of reserves in excess of minimum NAIC requirements.

13

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 3 - SIGNIFICANT ACCOUNTING POLICIES (continued)

Federal Income Taxes
Current federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year and any adjustments to such estimates from prior years. Deferred federal income tax assets (“DTAs”) and deferred federal income tax liabilities (“DTLs”) are recognized for expected future tax consequences of temporary differences between statutory and taxable income. Temporary differences are identified and measured using a balance sheet approach whereby statutory and tax balance sheets are compared. Changes in DTAs and DTLs are recognized as a separate component of surplus (except for the net deferred tax asset related to unrealized gains, which is included in unrealized gains and losses). Net DTAs are admitted to the extent permissible under NAIC SAP. Gross DTAs are reduced by a statutory valuation allowance, if it is more likely than not that some portion or all of the gross DTA will not be realized. The Company is required to establish a tax loss contingency if it is more likely than not that a tax position will not be sustained. The amount of the contingency reserve is management’s best estimate of the amount of the original tax benefit that could be reversed upon audit, unless the best estimate is greater than 50% of the original tax benefit, in which case the reserve is equal to the entire tax benefit.

The Company is a member of an affiliated group, which files a consolidated federal income tax return with New York Life. The consolidated income tax provision or benefit is allocated among the members of the group in accordance with a tax allocation agreement. This tax allocation agreement provides that the Company computes its share of the consolidated tax provision or benefit, in general, on a separate company basis, and may, where applicable, include the tax benefits of operating or capital losses utilizable in the New York Life's consolidated returns. Intercompany tax balances are settled quarterly on an estimated basis with a final settlement occurring within 30 days of the filing of the consolidated tax return. Current federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year and any adjustments to such estimates from prior years.

On December 22, 2017, the Tax Cuts and Jobs Act (“TCJA”) was signed into law, making significant changes to the U.S. Internal Revenue Code ("IRC").

On February 8, 2018, the NAIC issued Interpretation 18-01 ("INT 18-01") to address the reporting and updating of estimates that companies are required to reflect as various accounting adjustments in their financial statements as a result of the TCJA. This guidance provides that, although some accounting computations may be considered complete, other accounting computations or assessments may be considered incomplete when the financial statements are filed. As such, for those items which are incomplete but for which a reasonable estimate can be made, those amounts should be recorded as provisional in the financial statements not to extend beyond one year of the TCJA enactment date of December 22, 2017. See Note 16 - Income Taxes for additional information on the TCJA and the INT 18-01 provisional amounts.
Separate Accounts
The Company has established both non-guaranteed and guaranteed separate accounts with varying investment objectives which are segregated from the Company’s general account and are maintained for the benefit of separate accounts policyholders. Assets held in non-guaranteed separate accounts are stated at market value. Assets held in guaranteed separate accounts are carried at the same basis as the general account up to the value of policyholder reserves and at fair value thereafter.

The liability for separate accounts represents policyholders’ interests in the separate accounts assets, excluding liabilities representing due and accrued transfers to the general account. The liability for non-guaranteed separate accounts represents policyholders’ interests in the separate accounts assets, including accumulated net investment income and realized and unrealized gains and losses on those assets. For the guaranteed separate accounts, the liability represents amounts due to policyholders pursuant to the terms of the contract.
Other Assets and Liabilities
Other assets primarily consist of net DTAs and other receivables.

14

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 3 - SIGNIFICANT ACCOUNTING POLICIES (continued)

Other liabilities primarily consist of payable to parent, derivative liabilities, amounts payable for undelivered securities and reinsurance payables.
Nonadmitted Assets
Under statutory accounting practices, certain assets are designated as nonadmitted assets and are not included in the accompanying Statutory Statements of Financial Position since these assets are not permitted by the DSID to be taken into account in determining the Company’s financial condition.

Nonadmitted assets typically include agents’ debit balances, DTAs not realizable within three years, and receivables over ninety days past due. Changes to nonadmitted assets are reported as a direct adjustment to surplus in the accompanying Statutory Statements of Changes in Surplus.
Fair Value of Financial Instruments and Insurance Liabilities
Fair value of various assets and liabilities are included throughout the notes to the financial statements. Specifically, fair value disclosure of investments held is reported in Note 6 - Investments. Fair values for derivative instruments are included in Note 7 - Derivative Instruments and Risk Management. Fair values for insurance liabilities are reported in Note 12 - Insurance Liabilities. The aggregate fair value of all financial instruments summarized by type is included in Note 9 - Fair Value Measurements.
Contingencies
Amounts related to contingencies are accrued if it is probable that a liability has been incurred and an amount is reasonably estimable.

At the inception of a guarantee, the Company recognizes an initial liability at fair value for the obligations it has undertaken, regardless of the probability of performance under the guarantee.
Foreign Currency Transactions
For foreign currency items, income and expenses are translated at the average exchange rate for the period, while assets and liabilities are translated using the spot rate in effect at the date of the statements. Changes in the asset and liability values due to fluctuations in foreign currency exchange rates are recorded as unrealized capital gains and losses in surplus until the asset is sold or exchanged or the liability is settled. Upon settlement, previously recorded unrealized capital gains and losses are reversed, and the foreign exchange gain or loss for the entire holding period is recorded as a realized capital gain or loss in net income.

NOTE 4 - BUSINESS RISKS AND UNCERTAINTIES

The Company is exposed to an array of risks, including, but not limited to, regulatory actions, financial risk, risks associated with its investments and operational risk, including cyber security.

The Company is regulated by the insurance departments of the states and territories where it is licensed to do business. Although the federal government does not directly regulate the business of insurance, federal legislation and administrative policies can significantly and adversely affect the insurance industry and the Company. The Company is unable to predict whether any administrative or legislative proposals, at either the federal or state level, will be adopted in the future, or the effect, if any, such proposals would have on the Company.

The Company's insurance liabilities and assets under management are exposed to market risk, policyholder behavior risk and mortality/longevity risk. Market volatility and other equity market conditions may affect the Company’s exposure to risks related to guaranteed death benefits and guaranteed living benefits on variable annuity and certain variable universal life products. Furthermore, the level of sales of the Company’s insurance and investment products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, and terms and conditions of competing products.

15

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 4 - BUSINESS RISKS AND UNCERTAINTIES (continued)

The Company is exposed to the risks normally associated with an investment portfolio, which include interest rate, liquidity, credit and counterparty risks. The Company controls its exposure to these risks by, among other things, closely monitoring and managing the duration and cash flows of its assets and liabilities, maintaining a large percentage of its portfolio in highly liquid securities, engaging in a disciplined process of underwriting, reviewing and monitoring credit risk, and by devoting significant resources to develop and periodically update its risk management policies and procedures.

The Company relies on technology systems and solutions to conduct business and to retain, store, protect, and manage confidential information. The failure of the Company’s technology systems and solutions, or those of a vendor, for any reason has the potential to disrupt its operations, result in the loss of customer business, damage the Company’s reputation, and expose the Company to litigation and regulatory action, all of which could adversely impact its profitability.

NOTE 5 - RECENT ACCOUNTING PRONOUNCEMENTS

Changes in Accounting Principles

Accounting changes adopted to conform to the provisions of NAIC SAP or other state prescribed accounting practices are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is generally reported as an adjustment to unassigned surplus in the period of the change in accounting principle. Generally, the cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods. There were no significant accounting changes in 2019 or 2018.

In 2018, the NAIC adopted revisions to the disclosure requirements under SSAP 51R “Life Contracts,” SSAP 52 “Deposit-Type Contracts” and SSAP 61 “Life, Deposit-type and Accident and Health Reinsurance.” The adopted revisions require new disclosures on liquidity for life products and variable annuity products. The new disclosures, which are required in 2019, have been included in Note 12 - Insurance Liabilities.

In 2019, the NAIC adopted revisions to the required disclosures under SSAP 100R “Fair Value.” The revisions adopt with modification new fair value disclosure changes under U.S. GAAP. The new requirements eliminate some previously required disclosures and provide clarification on disclosures for investments where the net asset value ("NAV") as a practical expedient to fair value is used for investments in funds that meet certain criteria. The updated disclosures have been reflected in Note 9 - Fair Value Measurements.

In 2019, the NAIC adopted revisions to SSAP 86 “Derivatives.” The revisions incorporate the hedge effectiveness documentation provisions reflected under U.S. GAAP. The revisions, among others, allow companies to perform subsequent assessments of hedge effectiveness qualitatively if certain conditions are met and allow companies more time to perform the initial quantitative hedge effectiveness assessment. The adoption of this guidance did not have an impact on the Company.
Future Adoption of New Accounting Pronouncement
In 2016, the NAIC announced that enough states had passed the new standard valuation law to make the Principle Based Reserving ("PBR") valuation manual operative. Under PBR for life products (VM-20), companies will hold the higher of; a) the reserve using prescribed assumptions or b) the reserve computed using a single prescribed economic scenario or c) the reserve based on a wide range of future economic conditions. Under PBR for variable annuity products (VM-21), the reserve is the higher of: a) the reserve based on a wide range of future economic conditions computed using prescribed experience factors and b) the reserve based on a wide range of future economic conditions computed using justified company experience factors. For life products, the new standards are mandatory for policies issued on or after January 1, 2020. For variable annuity products, the new standards are mandatory for old and new business as of January 1, 2020.  Since VM-21 applies to all inforce variable annuity business and not just new business, companies are allowed a 3-year phase-in period, which allows companies to linearly grade to the January 1, 2020 impact over 3 years through 2022. The Company is currently assessing the impact of adopting PBR.

16

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 6 - INVESTMENTS

Bonds
The carrying value and estimated fair value of bonds by maturity at December 31, 2019 and 2018 were as follows (in millions):

	2019		2018
	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value
Due in one year or less	$5,067	$5,144	$4,523	$4,540
Due after one year through five years	27,360	28,263	24,938	24,904
Due after five years through ten years(1)	31,810	33,388	31,247	30,718
Due after ten years	24,394	27,017	24,212	24,376
Total	$88,631	$93,812	$84,920	$84,538
(1) Includes an affiliated bond issued by Madison Capital Funding LLC (“MCF”). Refer to Note 11 - Related Party Transactions for a more detailed discussion of related party investments.

Corporate bonds are shown based on contractual maturity. Expected maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations with or without call or prepayment penalties. Mortgage and asset-backed securities ("ABS") are not due at a single maturity date and therefore are shown based on the expected cash flows of the underlying loans, which includes estimates of anticipated future prepayments.

In addition to the information disclosed above, short-term investments with a carrying value of $44 million and $8 million at December 31, 2019 and 2018, respectively, and cash equivalents with a carrying value of $1,528 million and $2,056 million at December 31, 2019 and 2018, respectively are due in one year or less. Carrying value approximates fair value for these investments.

At December 31, 2019 and 2018, the distribution of gross unrealized gains and losses on bonds were as follows (in millions):

	2019
	Carrying Value	Unrealized Gains	Unrealized Losses	Estimated Fair Value
U.S. governments	$5,336	$343	$23	$5,656
All other governments	272	26	—	298
U.S. special revenue and special assessment	16,064	1,509	21	17,553
Industrial and miscellaneous unaffiliated	64,808	3,441	95	68,155
Parent, subsidiaries, and affiliates	2,151	—	—	2,150
Total	$88,631	$5,319	$139	$93,812

17

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 6 - INVESTMENTS (continued)

	2018
	Carrying Value	Unrealized Gains	Unrealized Losses	Estimated Fair Value
U.S. governments	$5,731	$194	$135	$5,790
All other governments	314	22	2	334
U.S. special revenue and special assessment	15,451	585	280	15,756
Industrial and miscellaneous unaffiliated	61,515	787	1,554	60,748
Parent, subsidiaries, and affiliates	1,909	1	—	1,910
Total	$84,920	$1,589	$1,971	$84,538
Common and Preferred Stocks

The carrying value of and change in unrealized gains (losses) generated by common and preferred stocks at December 31, 2019, 2018 and 2017 were as follows (in millions):

	2019		2018
	Carrying Value	Change in Unrealized Gains (Losses)	Carrying Value	Change in Unrealized Gains (Losses)
Common stocks	$1,644	$239	$1,315	$(142)
Preferred stocks	13	—	12	—
Total	$1,657	$239	$1,327	$(142)
Mortgage Loans
The Company’s mortgage loans are diversified by property type, location and borrower, and are collateralized. The maximum and minimum lending rates for new commercial mortgage loans funded during 2019 were 6.4% and 3.0% and funded during 2018 were 8.4% and 3.4%, respectively. The maximum percentage of any one commercial loan to the value of the collateral at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages was 92.4% (average percentage was 53.4% and 52.7% at December 31, 2019 and 2018, respectively). The maximum percentage of any residential loan to the value of the collateral at the time of the loan was 80% (average percentage was 50.4% and 49.3% at December 31, 2019 and 2018, respectively). The Company has no significant credit risk exposure to any one individual borrower.

The majority of the Company's commercial mortgage loans were held in a form of participations with the carrying value of $14,598 million and $14,088 million at December 31, 2019 and 2018, respectively. These loans were originated or acquired by New York Life. For residential mortgages, the carrying value of participations with New York Life were $1 million and $2 million at December 31, 2019 and 2018, respectively. Refer to Note 11- Related Party Transactions for more details.

18

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 6 - INVESTMENTS (continued)

At December 31, 2019 and 2018, the distribution of the mortgage loan portfolio by property type and geographic location were as follows ($ in millions):

	2019		2018
	Carrying Value	% of Total	Carrying Value	% of Total
Property Type:
Apartment buildings	$4,729	32.2%	$4,597	32.4%
Office buildings	4,101	27.9	4,150	29.2
Retail facilities	3,277	22.3	3,364	23.7
Industrial	2,329	15.8	1,866	13.1
Hotels	239	1.6	202	1.4
Residential	16	0.2	24	0.2
Other	6	—	6	—
Total	$14,697	100.0%	$14,210	100.0%

	2019		2018
	Carrying Value	% of Total	Carrying Value	% of Total
Geographic Location:
Central	$3,754	25.5%	$3,520	24.8%
South Atlantic	3,273	22.3	3,562	25.1
Pacific	3,255	22.1	2,916	20.5
Middle Atlantic	3,249	22.1	3,030	21.3
New England	1,148	7.8	1,183	8.3
Other	18	0.2	—	—
Total	$14,697	100.0%	$14,210	100.0%

At December 31, 2019 and 2018, $1 million and $3 million, respectively, of mortgage loans were past due 90 days and over.

The Company maintains a watchlist of commercial loans that may potentially be impaired. The general guidelines analyzed to include commercial loans within the watchlist are loan-to-value ratio (“LTV”), asset performance such as debt service coverage ratio, lease rollovers, income/expense hurdles, major tenant or borrower issues, the economic climate, and catastrophic events, among others. Loans placed on the watchlist generally take priority in being revalued in the Company’s inspection/evaluation commercial loan program that revalues properties securing commercial mortgage loans. The guideline for analyzing residential loans occurs once a loan is 60 or more days delinquent. At that point, an appraisal or broker’s price opinion of the underlying asset is obtained.

19

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 6 - INVESTMENTS (continued)

Fair value of the collateral for commercial mortgages (excluding credit loans) over $5 million is updated every three years, unless a more current appraisal is warranted and commercial mortgages less than $5 million have an on-site inspection performed by an external inspection service every 3 years. If the loan is determined to be troubled, the loan is more frequently monitored as to its status. LTV, which is based on collateral values, is deemed as one of the key mortgage loan indicators to assess credit quality and to assist in identifying problem loans. At December 31, 2019 and 2018, LTVs on the Company’s mortgage loans were as follows (in millions):

	2019
Loan to Value % (By Class)	Apartment Buildings	Office Buildings	Retail Facilities	Industrial	Hotels	Residential	Other	Total
Above 95%	$—	$—	$128	$—	$—	$—	$—	$128
91% to 95%	—	—	—	—	—	—	—	—
81% to 90%	—	—	—	—	—	—	—	—
71% to 80%	516	123	26	—	—	—	—	665
Below 70%	4,213	3,978	3,123	2,329	239	16	6	13,904
Total	$4,729	$4,101	$3,277	$2,329	$239	$16	$6	$14,697

	2018
Loan to Value % (By Class)	Apartment Buildings	Office Buildings	Retail Facilities	Industrial	Hotels	Residential	Other	Total
Above 95%	$—	$—	$—	$—	$—	$—	$—	$—
91% to 95%	—	—	—	—	—	—	—	—
81% to 90%	—	43	—	—	—		—	43
71% to 80%	491	—	126	—	—	3	—	620
Below 70%	4,106	4,108	3,238	1,866	202	21	6	13,547
Total	$4,597	$4,151	$3,364	$1,866	$202	$24	$6	$14,210

At December 31, 2019 and 2018, impaired mortgage loans were as follows (in millions):

	2019
Type	Impaired Loans with Allowance for Credit Losses	Related Allowance	Impaired Loans Without Allowance for Credit Losses	Average Recorded Investment	Interest Income Recognized	Interest Income on a Cash Basis During the Period
Residential	$—	$—	$1	$2	$—	$—
Commercial	128	(17)	—	5	—	—
Total	$128	$(17)	$1	$7	$—	$—

	2018
Type	Impaired Loans with Allowance for Credit Losses	Related Allowance	Impaired Loans Without Allowance for Credit Losses	Average Recorded Investment	Interest Income Recognized	Interest Income on a Cash Basis During the Period
Residential	$—	$—	$3	$3	$—	$—
Commercial	—	—	—	—	—	—
Total	$—	$—	$3	$3	$—	$—

20

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 6 - INVESTMENTS (continued)

Other Invested Assets
The carrying value of other invested assets at December 31, 2019 and 2018 consisted of the following (in millions):

	2019	2018
Investment in MCF	$676	$630
Limited partnerships and limited liability companies	665	503
Other investments	128	125
Real estate investment property(1)	101	57
LIHTC investments	53	66
Total other invested assets	$1,623	$1,381
(1) At December 31, 2019 and 2018, the Company had $1 million and $1 million, respectively, of real estate that was held for sale, which consisted of residential properties acquired through foreclosure.

Net investment income (loss) and change in unrealized gains for other invested assets for the years ended December 31, 2019, 2018 and 2017 consisted of the following (in millions):

	2019		2018		2017
	Net Investment Income (Loss)	Unrealized Gains (Losses)(1)	Net Investment Income (Loss)	Unrealized Gains (Losses)(1)	Net Investment Income (Loss)	Unrealized Gains (Losses)(1)
Investment in MCF	$99	$46	$77	$29	$63	$28
Limited partnerships and limited liability companies	16	40	4	—	39	9
Other investments	6	—	6	—	5	1
Real estate investment property	9	—	4	—	4	—
LIHTC investments	(14)	—	(16)	—	(36)	—
Total other invested assets	$116	$86	$75	$29	$75	$38
(1) Includes unrealized foreign exchange gains (losses) of ($4) million, less than $1 million, and $1 million in 2019, 2018, and 2017, respectively.

Limited partnerships and limited liability companies primarily consist of limited partnership interests in mezzanine funds, wind energy investments, and other equity investments. Distributions, other than those deemed a return of capital, are recorded as Net investment income in the accompanying Statutory Statements of Operations. Undistributed earnings are included in unrealized gains and losses in surplus.

Investment in MCF consists of the Company's equity investment in this affiliate. The Company owns a majority interest in MCF. Dividends are recorded in Net investment income in the accompanying Statutory Statements of Operations when declared and changes in the equity of this investment are recorded in unrealized gains and losses in surplus. Refer to Note 11 - Related Party Transactions for more details on other transactions held with MCF.

Other investments consist primarily of investments in surplus notes and other investments with characteristics of debt. Interest earned on these investments is included in Net investment income in the accompanying Statutory Statements of Operations.

21

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 6 - INVESTMENTS (continued)

The Company receives tax credits related to its investments in LIHTC partnerships. The Company’s unexpired tax credits on its investments in LIHTC expire within a range of 3 year to 10 years. During 2019 and 2018, the Company recorded amortization on these investments under the proportional amortized cost method of $14 million and $16 million, respectively. The Company recorded tax credits and other tax benefits on these investments of $18 million, $26 million, and $34 million for 2019, 2018 and 2017, respectively. The minimum holding period required for the Company’s LIHTC investments extends from 3 years to 12 years. The LIHTC investments are periodically subject to regulatory reviews by housing authorities where the properties are located. The Company is not aware of any adverse issues related to such regulatory reviews The Company's investment in LIHTC partnerships includes $9 million and $11 million of unfunded commitments at December 31, 2019 and 2018, respectively.
Assets on Deposit or Pledged as Collateral
At December 31, 2019 and 2018, the Company’s restricted assets (including pledged collateral) were as follows ($ in millions):

	2019
	Gross (Admitted and Nonadmitted) Restricted					Percentage
Restricted Asset Category	Total General Account (G/A)	Total From Prior Year	Increase (Decrease)	Total Nonadmitted Restricted	Total Admitted Restricted	Gross (Admitted and Non-admitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
Collateral held under security lending agreements	$675	$675	$—	$—	$675	0.41%	0.41%
Subject to reverse repurchase agreements	220	220	—	—	220	0.13%	0.13%
Subject to dollar repurchase agreements	1	—	1	—	1	0.00%	0.00%
Letter stock or securities restricted as to sale - excluding Federal Home Loan Bank (“FHLB”) capital stock	20	19	1	—	20	0.01%	0.01%
FHLB capital stock	28	28	—	—	28	0.02%	0.02%
On deposit with states	4	3	1	—	4	0.00%	0.00%
Total restricted assets	$948	$945	$3	$—	$948	0.57%	0.58%

22

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 6 - INVESTMENTS (continued)

	2018
	Gross (Admitted and Nonadmitted) Restricted					Percentage
Restricted Asset Category	Total General Account (G/A)	Total From Prior Year	Increase (Decrease)	Total Nonadmitted Restricted	Total Admitted Restricted	Gross (Admitted and Non-admitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
Collateral held under security lending agreements	$675	$675	$—	$—	$675	0.44%	0.44%
Subject to reverse repurchase agreements	220	223	(3)	—	220	0.14%	0.14%
Letter stock or securities restricted as to sale - excluding FHLB capital stock	19	7	12	—	19	0.01%	0.01%
FHLB capital stock	28	26	2	—	28	0.02%	0.02%
On deposit with states	3	4	(1)	—	3	0.00%	0.00%
Total restricted assets	$945	$935	$10	$—	$945	0.61%	0.62%
Loaned Securities and Repurchase Agreements
The Company participates in securities lending programs whereby securities, which are included in investments, are loaned to third parties for the purpose of enhancing income on securities held through reinvestment of cash collateral received upon lending. For securities lending transactions, the Company requires initial collateral, usually in the form of cash, equal to 102% of the fair value of domestic securities loaned. The borrower of the loaned securities is permitted to sell or repledge those securities. At December 31, 2019 and 2018, the Company recorded cash collateral received under these agreements of $675 million, and established a corresponding liability for the same amount, which is included in Amounts payable under security lending agreements in the accompanying Statutory Statements of Financial Position. For securities lending transactions, the carrying value of securities classified as bonds and on loan at December 31, 2019 was $625 million, with a fair value of $659 million. At December 31, 2018, the carrying value was $685 million, with a fair value of $659 million. The reinvested collateral is reported in bonds, Cash equivalent and short-term investments in the accompanying Statutory Statements of Financial Position. The total fair value of all reinvested collateral positions was $691 million and $687 million at December 31, 2019 and 2018, respectively.

The Company participates in dollar repurchase agreements to sell and repurchase securities. The purchaser of the securities is permitted to sell or repledge those securities. The liability for repurchasing the assets is included in Borrowed money in the accompanying Statutory Statements of Financial Position. At December 31, 2019, the Company was a party to dollar repurchase agreements in the general account for $1 million. At December 31, 2018, the Company did not have any dollar repurchase agreements in the general account. At December 31, 2019 and 2018, the Company was not a party to any dollar repurchase agreements in the separate accounts.

At December 31, 2019, the carrying value and fair value of securities held under agreements to purchase and resell was $220 million, which were classified as tri-party reverse repurchase agreements and included with Cash, cash equivalents and short-term investments in the accompanying Statutory Statements of Financial Position. The securities had a weighted average maturity of two days and a weighted average yield of 1.5%. At December 31, 2018, the carrying value and fair value of securities held under agreements to purchase and resell was $220 million, which were classified as tri-party reverse repurchase agreements and included with Cash, cash equivalents and short-term investments in the accompanying Statutory Statements of Financial Position. The securities had a weighted average maturity of two days and a weighted average yield of 2.9%.

23

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 6 - INVESTMENTS (continued)

Collateral Received
At December 31, 2019 and 2018, assets received as collateral are reflected within the accompanying Statutory Statements of Financial Position, along with a liability to return such collateral were as follows ($ in millions):

	2019
Cash Collateral Assets	Book/Adjusted Carrying Value	Fair Value	% Total Assets (Admitted and Nonadmitted)	% Total Admitted Assets
Securities lending	$675	$675	0.6%	0.6%
Derivatives	337	337	0.3	0.3
Cash received on repurchase transactions	1	1	—	—
Total	$1,013	$1,013	0.8%	0.8%

	2018
Cash Collateral Assets	Book/Adjusted Carrying Value	Fair Value	% Total Assets (Admitted and Nonadmitted)	% Total Admitted Assets
Securities lending	$675	$675	0.6%	0.6%
Derivatives	307	307	0.3	0.3
Total	$982	$982	0.9%	0.9%

Cash received on securities lending transactions and repurchase agreements is then reinvested in short-term investments and bonds with various maturities.

	2019		2018
Recognized Liability to Return Collateral	Amount	% Total Liabilities	Amount	% Total Liabilities
Amounts payable under securities lending agreements	$675	0.6%	$675	0.6%
Other liabilities (derivatives)	331	0.3	302	0.3
Separate accounts liabilities (derivatives)	6	—	5	—
Borrowed money (repurchase agreements)	1	—	—	—
Total	$1,013	0.9%	$982	0.9%

24

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 6 - INVESTMENTS (continued)

Composition of Collateral Received
The following table presents the terms and amounts of cash collateral received under security lending transactions and dollar repurchase agreements for the following types of securities loaned at December 31, 2019 and 2018 (in millions):

	2019
	Remaining Contractual Maturity of the Agreements
	Open	30 days or less		31 to 60 days	61 to 90 days	Greater than 90 days	Total
US. Treasury	$30	$—		$—	$—	$—	$30
U.S. government corporation & agencies	14	1	(1)	—	—	—	15
Foreign governments	1	—		—	—	—	1
U.S. corporate	555	—		—	—	—	555
Foreign corporate	75	—		—	—	—	75
Non-agency ABS	—	—		—	—	—	—
Total general account securities lending transactions	$675	$1		$—	$—	$—	$676
(1) Represents dollar repurchase agreements in the general account

	2018
	Remaining Contractual Maturity of the Agreements
	Open	30 days or less	31 to 60 days	61 to 90 days	Greater than 90 days	Total
US. Treasury	$58	$—	$—	$—	$—	$58
U.S. government corporation & agencies	38	—	—	—	—	38
Foreign governments	5	—	—	—	—	5
U.S. corporate	471	—	—	—	—	471
Foreign corporate	103	—	—	—	—	103
Non-agency ABS	—	—	—	—	—	—
Total general account securities lending transactions	$675	$—	$—	$—	$—	$675

At December 31, 2019 and 2018, there was no separate account securities cash collateral received under securities lending agreements.

25

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 6 - INVESTMENTS (continued)

Reinvestment of Collateral Received
The following tables present the term and aggregate fair value at December 31, 2019 and 2018 from the reinvestment of all collateral received in securities lending and dollar repurchase agreements (in millions):

	2019		2018
Period to Maturity	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Open	$—	$—	$—	$—
30 days or less	416	416	448	448
31 to 60 days	65	65	25	25
61 to 90 days	22	22	5	5
91 to 120 days	5	5	—	—
121 to 180 days	33	33	11	11
181 to 365 days	26	26	40	40
1 to 2 years	107	107	85	85
2 to 3 years	15	15	62	62
Greater than 3 years	3	3	11	11
Total collateral reinvested	$692	$692	$687	$687

To help manage the mismatch of maturity dates between the security lending transactions and the related reinvestment of the collateral received, the Company invests in highly liquid assets.
Reverse Repurchase Agreement Transactions
The following table provides contractual maturity related to tri-party reverse repurchase agreements at December 31, 2019 and 2018 (in millions):

	2019		2018
	Maximum Balance	Ending Balance	Maximum Balance	Ending Balance
Open - No Maturity	$—	$—	$—	$—
Overnight	$—	$—	$—	$—
2 Days to 1 Week	$228	$220	$223	$220
> 1 Week to 1 Month	$—	$—	$—	$—
> 1 Month to 3 Months	$—	$—	$—	$—
> 3 Months to 1 Year	$—	$—	$—	$—
> 1 Year	$—	$—	$—	$—

At December 31, 2019 and 2018, the Company did not have any defaulted reverse repurchase agreements.

26

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 6 - INVESTMENTS (continued)

The following table presents the fair value of securities acquired under tri-party reverse repurchase agreement transactions, which were all NAIC rating of 1, for all four quarters of 2019 and 2018 (in millions):

	Maximum Balance	Ending Balance
Fourth Quarter 2019	$228	$220
Third Quarter 2019	$195	$178
Second Quarter 2019	$183	$182
First Quarter 2019	$224	$178

Fourth Quarter 2018	$223	$220
Third Quarter 2018	$227	$220
Second Quarter 2018	$230	$225
First Quarter 2018	$220	$210

The following table presents the securities at fair value pledged as collateral used in tri-party reverse repurchase agreements by remaining contractual maturity for four quarters of 2019 and 2018 (in millions):

	Overnight and Continuous	30 days or Less	31 to 90 Days	> 90 Days
Maximum Amount
Fourth Quarter 2019	$—	$—	$—	$233
Third Quarter 2019	$—	$—	$—	$198
Second Quarter 2019	$—	$—	$—	$187
First Quarter 2019	$—	$—	$—	$228

Fourth Quarter 2018	$—	$—	$—	$228
Third Quarter 2018	$—	$—	$—	$232
Second Quarter 2018	$—	$—	$—	$235
First Quarter 2018	$—	$—	$—	$225

Ending Balance
Fourth Quarter 2019	$—	$—	$—	$224
Third Quarter 2019	$—	$—	$—	$182
Second Quarter 2019	$—	$—	$—	$186
First Quarter 2019	$—	$—	$—	$181

Fourth Quarter 2018	$—	$—	$—	$225
Third Quarter 2018	$—	$—	$—	$224
Second Quarter 2018	$—	$—	$—	$229
First Quarter 2018	$—	$—	$—	$215

At December 31, 2019, the Company did not have a recognized receivable for return of collateral or a recognized liability to return collateral.

27

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 6 - INVESTMENTS (continued)

Insurer Self-Certified Securities
The following represents securities for which the Company does not have all the information required for the NAIC to provide an NAIC designation, but for which the Company is receiving timely payments of principal and interest. These securities are referred to as "5GI Securities" ($ in millions):

General Account	2019			2018
Investments	Number of 5GI Securities	Carrying Value	Estimated Fair Value	Number of 5GI Securities	Carrying Value	Estimated Fair Value
Bonds	4	$3	$4	2	$3	$1
Loan-backed and structured securities	6	5	6	3	5	5
Preferred stock	1	—	—	—	—	—
Total	11	$8	$10	5	$8	$6

The Company did not have any 5GI securities in its separate accounts at December 31, 2019 and 2018.
Wash Sales
In the course of the Company’s investment management activities, securities may be sold and purchased within 30 days of the sale date to meet individual portfolio objectives and to achieve the ongoing rebalancing of exposure.

The details by NAIC designation of 3 or below, or unrated, of securities sold during the years ended December 31, 2019 and 2018, and reacquired within 30 days of the sale date are as follows ($ in millions):

2019
Description	NAIC Designation	Number of Transactions	Book Value of Securities Sold	Cost of Securities Repurchased	Realized Gains (Losses)
Bonds	NAIC 3	—	$—	$—	$—
Bonds	NAIC 4	—	—	—	—
Bonds	NAIC 5	—	—	—	—
Bonds	NAIC 6	—	—	—	—
Preferred stock	NAIC 3	—	—	—	—
Preferred stock	NAIC 4	—	—	—	—
Preferred stock	NAIC 5	—	—	—	—
Preferred stock	NAIC 6	—	—	—	—
Common stock		93	3	4	—
		93	$3	$4	$—

28

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 6 - INVESTMENTS (continued)

2018
Description	NAIC Designation	Number of Transactions	Book Value of Securities Sold	Cost of Securities Repurchased	Realized Gains (Losses)
Bonds	NAIC 3	—	$—	$—	$—
Bonds	NAIC 4	4	1	1	—
Bonds	NAIC 5	1	—	—	—
Bonds	NAIC 6	—	—	—	—
Preferred stock	NAIC 3	1	—	—	—
Preferred stock	NAIC 4	—	—	—	—
Preferred stock	NAIC 5	—	—	—	—
Preferred stock	NAIC 6	—	—	—	—
Common stock		497	70	72	3
		503	$71	$73	$3

NOTE 7 - DERIVATIVE INSTRUMENTS AND RISK MANAGEMENT

The Company uses derivative instruments to manage interest rate, equity, and currency risk. These derivative instruments include foreign currency and bond forwards, interest rate and equity options, interest rate futures, interest rate, total return and foreign currency swaps. The Company does not engage in derivative instrument transactions for speculative purposes.

The Company may enter into exchange-traded futures and over-the-counter (“OTC”) derivative instruments. Exchange traded derivatives are executed through regulated exchanges and require daily posting of initial and variation margin. The Company is exposed to credit risk resulting from default of the exchange.

OTC derivatives may either be cleared through a clearinghouse (“OTC-cleared”) or transacted between the Company and a counterparty under bilateral agreements (“OTC-bilateral”). Similar to exchange traded futures, OTC-cleared derivatives require initial and daily variation margin collateral postings. When transacting OTC-cleared derivatives, the Company is exposed to credit risk resulting from default of the clearinghouse and/or default of the Futures Commission Merchant (e.g. clearinghouse agent).

When transacting OTC-bilateral derivatives, the Company is exposed to the potential default of its OTC-bilateral counterparty. The Company deals with a large number of highly rated OTC-bilateral counterparties, thus limiting its exposure to any single counterparty. The Company has controls in place to monitor credit exposures of OTC-bilateral counterparties by limiting transactions within specified dollar limits and continuously assessing the creditworthiness of its counterparties. The Company uses master netting agreements and adjusts transaction levels, when appropriate, to minimize risk. The Company’s policy is to not offset amounts for derivatives executed with the same counterparty under the same master netting agreement with the associated collateral.

Credit risk is managed by entering into transactions with creditworthy counterparties and obtaining collateral where appropriate. All of the net credit exposure for the Company from derivative contracts is with investment-grade counterparties. For OTC-cleared and exchange traded derivatives, the Company obtains collateral through variation margin which is adjusted daily based on the parties’ net derivative position.

For OTC-bilateral derivatives, the Company obtains collateral in accordance with the terms of credit support annexes ("CSAs") negotiated as part of the master agreements entered into with most OTC-bilateral counterparties. The CSA defines the terms under which collateral is transferred between the parties in order to mitigate credit risk arising from “in the money” derivative positions. The CSA requires that an OTC-bilateral counterparty post collateral to secure its anticipated derivative obligation, taking into account netting arrangements. In addition, certain of the Company’s

29

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 7 - DERIVATIVE INSTRUMENTS AND RISK MANAGEMENT (continued)

contracts require that if the Company’s (or its counterparty’s) credit rating were to fall below a specified rating assigned by a credit rating agency, the other party could request immediate payout on all transactions under the contracts or full collateralization of the positions thereunder. Cash collateral is invested in short-term investments The aggregate fair value of all OTC-bilateral derivative instruments with credit-risk-related contingent features that are in a net liability position at December 31, 2019 and 2018 was $3 million and 2 million, respectively, for which the Company has posted collateral with a fair value of $2 million and $ 2 million, respectively. If the credit contingent features had been triggered at December 31, 2019, the Company estimates that it would have to post $2 million for a downgrade that would trigger full collateralization.

The Company may be exposed to credit-related losses in the event that an OTC-bilateral counterparty fails to perform its obligations under its contractual terms. In contractual arrangements with OTC-bilateral counterparties that do not include netting provisions, in the event of default, credit exposure is limited to the positive fair value of derivatives at the reporting date. In contractual arrangements with OTC-bilateral counterparties that include netting provisions, in the event of default, credit exposure is limited to the net fair value, if positive, of all derivatives at the reporting date. At December 31, 2019 and 2018, the Company held collateral for derivatives of $391 million and $325 million, respectively, including $68 million and 23 million, respectively, of securities. Fair value of derivatives in a net asset position, net of collateral, was $0 million and $1 million at December 31, 2019 and 2018, respectively.
Interest Rate Risk Management
The Company enters into various types of interest rate derivatives primarily to minimize exposure to fluctuations in interest rates on assets and liabilities held by the Company.

Interest rate swaps are used by the Company to hedge interest rate risk for individual and portfolios of assets. Interest rate swaps are agreements with other parties to exchange, at specified intervals, the difference between interest amounts calculated by reference to an agreed upon notional value. Generally, no cash is exchanged at the onset of the contract and no principal payments are made by either party. The Company does not act as an intermediary or broker in interest rate swaps.

Interest rate (Treasury) futures are used by the Company to manage duration of the Company's fixed income portfolio. Interest rate futures are exchange traded contracts to buy or sell a bond at a specific price at a future date.
Interest rate options are used by the Company to hedge the risk of increasing interest rates on policyholder liabilities. Under these contracts, the Company will receive payments from counterparties should an agreed upon interest rate level be reached and payments will continue to increase under the option contract until an agreed upon interest rate ceiling, if applicable.
Replication Transactions
Bond forwards and total return swaps are paired with investment grade bonds to replicate the return and price risk of long-dated fixed income securities.
Currency Risk Management
The primary purpose of the Company’s foreign currency hedging activities is to protect the value of foreign currency denominated assets from the risk of changes in foreign exchange rates.

Foreign currency swaps are agreements with other parties to exchange, at specified intervals, principal and interest in one currency for the same in another, at a fixed exchange rate, which is generally set at inception and calculated by reference to an agreed upon notional value. Generally, only principal payments are exchanged at the onset and the end of the contract.

Foreign currency forwards involve the exchange of foreign currencies at a specified future date and at a specified price. No cash is exchanged at the time the agreement is entered into.

30

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 7 - DERIVATIVE INSTRUMENTS AND RISK MANAGEMENT (continued)

Equity Risk Management
The Company purchases equity put options to minimize exposure to the equity risk associated with guarantees on certain underlying policyholder liabilities. There are upfront fees paid related to option contracts at the time the agreements are entered into.

The following tables present the notional amount, gross fair value and carrying value of derivative instruments that are qualifying and designated for hedge accounting, by type of hedge designation, and those that are not designated for hedge accounting at December 31, 2019 and 2018 (in millions):

	2019
	Primary Risk Exposure	Notional Amount(1)	Fair Value(2)		Carrying Value(3)
Derivative Type			Asset	Liability	Asset	Liability
Derivatives qualifying and designated:
Cash flow hedges:
Foreign currency swaps	Currency	$14	$2	$—	$2	$—
Interest rate swaps	Interest	12	4	—	—	—
Replications:
Bond forwards	Interest	5	—	1	—	—
Total return swaps	Interest	5	—	—	—	—
Total derivatives qualifying and designated		36	6	1	2	—
Derivatives not designated:
Foreign currency forwards	Currency	335	2	3	2	3
Foreign currency swaps	Currency	3,673	280	30	280	30
Futures	Interest	35	—	—	—	—
Equity options	Equity	290	9	—	9	—
Interest rate options	Interest	42,972	1	—	1	—
Interest rate swaps	Interest	2,480	71	2	71	2
Total derivatives not designated		49,785	363	35	363	35
Total derivatives		$49,821	$369	$36	$365	$35
(1) Notional amount of derivative instruments provides a measure of involvement in these types of transactions and generally does not represent the amount exchanged between the parties engaged in the transaction.
(2) For a discussion of valuation methods for derivative instruments refer to Note 9 - Fair Value Measurements.
(3) The carrying value of derivatives in an asset position is reported within Other investments and the carrying value of derivatives in a liability position is reported within Other liabilities in the accompanying Statutory Statements of Financial Position.

31

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 7 - DERIVATIVE INSTRUMENTS AND RISK MANAGEMENT (continued)

	2018
	Primary Risk Exposure	Notional Amount(1)	Fair Value(2)		Carrying Value(3)
Derivative Type			Asset	Liability	Asset	Liability
Derivatives qualifying and designated:
Cash flow hedges:
Foreign currency swaps	Currency	$68	$13	$—	$14	$—
Interest rate swaps	Interest	12	3	—	—	—
Total derivatives qualifying and designated		80	16	—	14	—
Derivatives not designated:
Foreign currency forwards	Currency	195	3	—	3	—
Foreign currency swaps	Currency	3,227	309	42	309	42
Futures	Interest	18	—	—	—	—
Equity options	Equity	652	33	—	33	—
Interest rate options	Interest	44,773	32	—	32	—
Interest rate swaps	Interest	2,754	27	62	27	62
Total derivatives not designated		51,619	404	104	404	104
Total derivatives		$51,699	$420	$104	$418	$104
(1) Notional amount of derivative instruments provides a measure of involvement in these types of transactions and generally does not represent the amount exchanged between the parties engaged in the transaction.
(2) For a discussion of valuation methods for derivative instruments refer to Note 9 - Fair Value Measurements.
(3) The carrying value of derivatives in an asset position is reported within Other investments and the carrying value of derivatives in a liability position is reported within Other liabilities in the accompanying Statutory Statements of Financial Position.
Cash Flow Hedges
The Company’s cash flow hedges primarily include hedges of floating rate securities and foreign currency denominated assets. Derivative instruments used in cash flow hedges that meet criteria indicating that they are highly effective are valued and reported in a manner that is consistent with the hedged asset.

The Company designates and accounts for the following as qualified cash flow hedges: (1) interest rate swaps used to convert floating rate investments to fixed rate investments; (2) foreign currency swaps used to hedge the foreign currency cash flow exposure of foreign currency denominated investments.

The following table presents the effects of derivatives in cash flow hedging relationships for the years ended December 31, 2019, 2018 and 2017 (in millions):

	Surplus(1)			Net Realized Capital Gains (Losses)			Net Investment Income
Derivative Type	2019	2018	2017	2019	2018	2017	2019	2018	2017
Foreign currency swaps	$(12)	$5	$(1)	$10	$—	$(4)	$1	$1	$1
Interest rate swaps	—	—	—	—	—	—	—	—	—
Total	$(12)	$5	$(1)	$10	$—	$(4)	$1	$1	$1
(1) The amount of gain (loss) recognized in surplus is reported as a Change in net unrealized losses on investments in the accompanying Statutory Statements of Changes in Surplus.

32

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 7 - DERIVATIVE INSTRUMENTS AND RISK MANAGEMENT (continued)

Derivatives Not Designated
The following table summarizes the surplus and net income impact on derivative instruments not designated for hedge accounting for the years ended December 31, 2019, 2018 and 2017 (in millions):

	Surplus(1)			Net Realized Capital Gains (Losses)			Net Investment Income
Derivative Type	2019	2018	2017	2019	2018	2017	2019	2018	2017
Equity options	$(5)	$9	$(15)	$(4)	$—	$—	$(7)	$(7)	$(7)
Foreign currency forwards	(4)	3	(5)	14	9	(5)	—	—	—
Foreign currency swaps	(16)	187	(239)	36	3	10	46	35	30
Futures	(1)	—	—	1	(1)	—	—	—	—
Interest rate options	(10)	(2)	(3)	—	—	—	(21)	(13)	(8)
Interest rate swaps	103	(39)	5	—	(27)	—	8	10	19
Total	$67	$158	$(257)	$47	$(16)	$5	$26	$25	$34
(1) The amount of gain (loss) recognized in surplus is reported as a Change in net unrealized gains (losses) on investments in the accompanying Statutory Statements of Changes in Surplus.

NOTE 8 - SEPARATE ACCOUNTS
Separate Accounts Activity
The Company utilizes separate accounts to record and account for assets and liabilities for particular lines of business and/or transactions, including variable universal life (“VUL”) insurance products guaranteed, VUL insurance products non-guaranteed, variable annuity (“VA”) products non-guaranteed, universal life (“UL”) insurance products guaranteed.

In accordance with the domiciliary state procedures for approving items within the separate accounts, the separate accounts classification of the following items are supported by a specific state statute:

The separate accounts are subject to Section 2932 of the Delaware Insurance Code and the regulations there under. Assets of guaranteed separate accounts are invested in accordance with the provisions of Chapter 13 of the Delaware Insurance Code.

All items that were permitted for separate accounts reporting were supported by state statute.

33

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 8 - SEPARATE ACCOUNTS (continued)

The assets legally and not legally insulated from the general account at December 31, 2019 and 2018 are attributed to the following products/transactions (in millions):

	2019		2018
Product/Transaction	Legally Insulated Assets	Separate Accounts Assets (Not Legally Insulated)(1)	Legally Insulated Assets	Separate Accounts Assets (Not Legally Insulated)(2)
VA products non-guaranteed	$29,735	$33	$25,348	$33
VUL insurance products non-guaranteed	9,188	1	6,913	3
UL insurance products guaranteed	5,955	13	5,960	8
VUL insurance products guaranteed	216	6	195	6
Total	$45,094	$53	$38,416	$50
(1) Separate accounts assets classified as not legally insulated support $37 million of remittances and items not allocated and other transfers to the general account due or accrued (net), $13 million of derivatives, $2 million of other liabilities and $1 million of surplus.
(2) Separate accounts assets classified as not legally insulated support $33 million of remittances and items not allocated and other transfers to the general account due or accrued (net), $10 million of derivatives, $5 million of other liabilities, $1 million of payable for securities and $1 million of surplus.
Guaranteed Separate Accounts
The Company maintains four guaranteed separate accounts for universal life insurance policies and one guaranteed separate accounts for a private placement variable universal life policy, with assets of $6,190 million and $6,169 million at December 31, 2019 and 2018, respectively. These accounts provide a guarantee of principal and interest with a market value adjustment imposed upon certain surrenders. A transfer adjustment charge is imposed upon certain transfers. Interest rates on these contracts may be adjusted periodically. The assets of these separate accounts are stated at amortized cost up to the value of policyholder reserves and at fair value thereafter. Certain derivatives not qualifying for hedge accounting are stated at fair value.
Non-Guaranteed Separate Accounts
The Company maintains non-guaranteed separate accounts for its VA and VUL products, some of which are registered with the Securities and Exchange Commission. Assets in non-guaranteed separate accounts were $38,957 million and $32,297 million at December 31, 2019 and 2018, respectively. The assets of these separate accounts represent investments in shares of New York Life sponsored MainStay VP Funds Trust and other non-proprietary insurance-dedicated funds.

Certain of these variable contracts have guaranteed minimum death benefit (“GMDB”) and guaranteed minimum accumulation benefit (“GMAB”) features that are guaranteed by the assets of the general account.

To compensate the general account for the risk taken, the separate accounts have paid risk charges as follows for the past five years (in millions):

Year	Amount
2019	$54
2018	$54
2017	$51
2016	$49
2015	$46

34

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 8 - SEPARATE ACCOUNTS (continued)

The general account of the Company made payments toward separate accounts guarantees as follows for the past five years (in millions):

Year	Amount
2019	$3
2018	$7
2017	$7
2016	$9
2015	$7

The general account holds reserves on these guarantees. Refer to Note 12 - Insurance Liabilities for discussion of GMAB and GMDB reserves.

Information regarding the separate accounts of the Company for the years ended December 31, 2019 and 2018 was as follows (in millions):

	2019
	Non-Indexed Guarantee Less than / Equal to 4%	Non-Indexed Guarantee More than 4%	Non-Guaranteed Separate Accounts	Total
Premiums, considerations or deposits	$1	$—	$3,108	$3,109
Reserves at 12/31:
For accounts with assets at:
Fair value	$—	$—	$37,978	$37,978
Amortized cost	5,672	493	—	6,165
Total reserves	$5,672	$493	$37,978	$44,143
By withdrawal characteristics:
With fair value adjustment	$5,672	$493	$—	$6,165
At fair value	—	—	37,978	37,978
Total reserves	$5,672	$493	$37,978	$44,143

	2018
	Non-Indexed Guarantee Less than / Equal to 4%	Non-Indexed Guarantee More than 4%	Non-Guaranteed Separate Accounts	Total
Premiums, considerations or deposits	$8	$—	$1,911	$1,919
Reserves at 12/31:
For accounts with assets at:
Fair value	$—	$—	$31,382	$31,382
Amortized cost	5,663	485	—	6,148
Total reserves	$5,663	$485	$31,382	$37,530
By withdrawal characteristics:
With fair value adjustment	$5,663	$485	$—	$6,148
At fair value	—	—	31,382	31,382
Total reserves	$5,663	$485	$31,382	$37,530

35

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 8 - SEPARATE ACCOUNTS (continued)

The following is a reconciliation of net transfers to (from) the general account to the separate accounts (in millions):

	2019	2018	2017
Transfers as reported in the Separate Accounts Statement:
Transfers to separate accounts	$3,110	$1,918	$1,948
Transfers from separate accounts	(2,412)	(2,128)	(1,705)
Net transfers to (from) separate accounts	698	(210)	243
Reconciling adjustment:
Reinsurance ceded	—	—	(3)
Net transfers as reported in the Company’s Statutory Statements of Operations	$698	$(210)	$240

NOTE 9 - FAIR VALUE MEASUREMENTS

The Company's financial assets and liabilities carried at fair value have been classified, for disclosure purposes, based on a hierarchy defined by SSAP No. 100, "Fair Value Measurements". Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. This guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement.

The levels of the fair value hierarchy are based on the inputs to the valuation as follows:

Level 1
Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market. Active markets are defined as a market in which many transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2
Observable inputs other than level 1 prices, such as quoted prices in active markets for similar assets or liabilities; quoted prices in markets that are not active for identical or similar assets or liabilities, or other model driven inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities. Valuations are generally obtained from third-party pricing services for identical or comparable assets or liabilities or through the use of valuation methodologies using observable market inputs.

Level 3
Instruments whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These inputs reflect management’s own assumptions in pricing the asset or liability. Pricing may also be based upon broker quotes that do not represent an offer to transact. Prices are determined using valuation methodologies such as option pricing models, discounted cash flow models and other similar techniques. Non-binding broker quotes, which are utilized when pricing service information is not available, are reviewed for reasonableness based on the Company’s understanding of the market, and are generally considered Level 3. To the extent the internally developed valuations use significant unobservable inputs, they are classified as Level 3.

36

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 9 - FAIR VALUE MEASUREMENTS (continued)

Determination of Fair Value
The Company has an established and well-documented process for determining fair value. Security pricing is applied using a hierarchy approach whereby publicly available prices are first sought from nationally recognized third-party pricing services. For most private placement securities, the Company applies a matrix-based pricing methodology, which uses spreads derived from third-party benchmark bond indices. For private placement securities that cannot be priced through these processes, the Company uses internal models and calculations. All other securities are submitted to independent brokers for prices. The Company performs various analyses to ascertain that the prices represent fair value. Examples of procedures performed include, but are not limited to, back testing recent trades, monitoring trading volumes, and performing variance analysis of monthly price changes using different thresholds based on asset type. The Company also performs an annual review of all third-party pricing services. During this review, the Company obtains an understanding of the process and sources used by the pricing service to ensure that they maximize the use of observable inputs, the pricing service’s frequency of updating prices, and the controls that the pricing service uses to ensure that their prices reflect market assumptions. The Company also selects a sample of securities and obtains a more detailed understanding from each pricing service regarding how they derived the price assigned to each security. Where inputs or prices do not reflect market participant assumptions, the Company will challenge these prices and apply different methodologies that will enhance the use of observable inputs and data. The Company may use non-binding broker quotes or internal valuations to support the fair value of securities that go through this formal price challenge process.
In addition, the Company has a pricing committee that provides oversight over the Company’s prices and fair value process for securities. The committee meets quarterly and is responsible for the review and approval of the Company’s valuation procedures. The committee is also responsible for the review of pricing exception reports as well as the review of significant inputs used in the valuation of assets that are valued internally.

The following tables present the carrying amounts and estimated fair value of the Company’s financial instruments at December 31, 2019 and 2018 (in millions):

	2019
	Fair Value	Carrying Value	Level 1	Level 2	Level 3	NAV as a Practical Expedient
Assets:
Bonds	$93,812	$88,631	$83	$90,712	$3,017	$—
Preferred stocks	28	13	—	1	27	—
Common stocks(1)	1,644	1,644	1,521	—	40	83
Mortgage loans	15,249	14,697	—	—	15,249	—
Cash, cash equivalents and short-term investments	1,436	1,436	94	1,342	—	—
Derivatives	369	365	—	368	1	—
Derivatives collateral	2	2	—	2	—	—
Other invested assets(1)	208	173	—	103	105	—
Investment income due and accrued	741	741	—	741	—	—
Separate accounts assets	45,477	45,147	38,670	5,534	978	295
Total assets	$158,966	$152,849	$40,368	$98,803	$19,417	$378
Liabilities:
Annuities certain	$1,104	$1,073	$—	$—	$1,104	$—
Derivatives	36	35	—	36	—	—
Derivatives collateral	331	331	—	331	—	—
Amounts payable under securities lending agreements	676	676	—	676	—	—
Separate accounts liabilities - derivatives	17	13	—	14	3	—
Total liabilities	$2,164	$2,128	$—	$1,057	$1,107	$—
(1)Excludes investments accounted for under the equity method.

37

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 9 - FAIR VALUE MEASUREMENTS (continued)

	2018
	Fair Value	Carrying Value	Level 1	Level 2	Level 3	NAV as a Practical Expedient
Assets:
Bonds	$84,538	$84,920	$51	$81,405	$3,082	$—
Preferred stocks	21	12	—	—	21	—
Common stocks(1)	1,315	1,315	1,227	—	37	51
Mortgage loans	14,183	14,210	—	—	14,183	—
Cash, cash equivalents and short-term investments	1,891	1,891	86	1,805	—	—
Derivatives	420	418	—	388	32	—
Derivatives collateral	3	3	—	3	—	—
Other invested assets(1)	209	187	—	96	113	—
Investment income due and accrued	712	712	—	712	—	—
Separate accounts assets	38,466	38,466	32,035	5,284	874	273
Total assets	$141,758	$142,134	$33,399	$89,693	$18,342	$324
Liabilities:
Annuities certain	$942	$940	$—	$—	$942	$—
Derivatives	104	104	—	104	—	—
Derivatives collateral	302	302	—	302	—	—
Amounts payable under securities lending agreements	676	676	—	676	—	—
Separate accounts liabilities - derivatives	17	11	—	11	6	—
Total liabilities	$2,041	$2,033	$—	$1,093	$948	$—
(1)Excludes investments accounted for under the equity method.
Bonds
Bonds reported as Level 1 represent investments in certain exchange traded funds, which are allowed to be reported as bonds per the SVO instructions. These assets are priced based on unadjusted quoted prices in an active market. Securities priced using a pricing service are generally classified as Level 2. The pricing service generally uses an income-based valuation approach using a discounted cash-flow model or it may use a market approach by looking at recent trades of a specific security to determine fair value on public securities or a combination of the two. Typical inputs used by these pricing services include, but are not limited to: benchmark yields, reported trades, issuer spreads, bids, offers, benchmark securities, estimated cash flows and prepayment speeds.

Private placement securities are primarily priced using a market approach such as a matrix-based pricing methodology, which uses spreads derived from third-party benchmark bond indices. Specifically, the Barclays Investment Grade Corporate Index is used for investment-grade securities and the Citi High Yield Cash Index is used for below investment-grade securities. These indices are two widely recognized, reliable and well regarded benchmarks by participants in the financial services industry, which represent the broader U.S. public bond markets. The spreads derived from each matrix are adjusted for liquidity. The liquidity premium is standardized and based on market transactions. These securities are classified as Level 2.

Certain private placement securities that cannot be priced using the matrix pricing described above, are priced by an internally developed discounted cash flow model or are priced based on internal calculations. The model uses observable inputs with a discount rate based off spreads of comparable public bond issues, adjusted for liquidity, rating and maturity. The Company assigns a credit rating for private placement securities based upon internal analysis. The liquidity premium is usually based on market transactions. These securities are classified as Level 2.

38

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 9 - FAIR VALUE MEASUREMENTS (continued)

For some of the private placement securities priced through the model, the liquidity adjustments may not be based on market data, but rather, calculated internally. If the impact of the liquidity adjustment, which usually requires the most judgment, is not significant to the overall value of the security, the security is still classified as Level 2. If it is deemed to be significant, the security is classified as Level 3.

The valuation techniques for most Level 3 bonds are generally the same as those described in Level 2. However, if the investments are less liquid or are lightly traded, there is generally less observable market data, and therefore these investments will be classified as Level 3. Circumstances where observable market data are not available may include events such as market illiquidity and credit events related to the security. In addition, certain securities are priced based upon internal valuations using significant unobservable inputs. If a security could not be priced by a third-party vendor or through internal pricing models, broker quotes are received and reviewed by each investment analyst. These inputs may not be observable. Therefore, Level 3 classification is determined to be appropriate.

Included in bonds is an affiliated bond from MCF with a carrying value and a fair value of $2,151 million at December 31, 2019, and a carrying value and a fair value of $1,909 million at December 31, 2018. The fair value of this security is calculated internally and may include inputs that may not be observable. Therefore, this security is classified as Level 3.
Preferred Stocks
Preferred stocks valued using prices from third-party pricing services generally use a discounted cash flow model or a market approach to arrive at the security's fair value and are classified as Level 2. Preferred stocks classified as Level 3 are valued based on internal valuations where significant inputs are deemed to be unobservable.
Common Stocks
These securities are mostly comprised of exchange traded U.S. and foreign common stock and mutual funds. The fair value of these securities is primarily based on unadjusted quoted prices in active markets that are readily and regularly available and are classified as Level 1. Common stocks priced through an internal valuation where significant inputs are deemed to be unobservable, including securities issued by government organizations where fair value is fixed, are classified as Level 3. For common stocks that do not have a readily available fair value, NAV is used as a practical expedient.
Mortgage Loans
The estimated fair value of mortgage loans is determined using an income approach, based upon the present value of the expected cash flows discounted at an interpolated treasury yield plus a spread. The spread is based on management’s judgment and assumptions and it takes into account property type, LTV and remaining term of each loan. The spread is a significant component of the pricing inputs. These investments are classified as Level 3.
Cash, Cash Equivalents, Short-term Investments and Investment Income Due and Accrued
Cash on hand and money market mutual funds are classified as Level 1. Cash overdrafts (i.e. outstanding checks) are classified as Level 2. Due to the short-term maturities of cash equivalents, short-term investments, and investment income due and accrued, carrying value approximates fair valueand are classified as Level 2.
Derivatives
The fair value of derivative instruments is generally derived using valuation models that use an income approach, except for derivatives that are exchange-traded, which are valued using quoted prices in an active market. Where valuation models are used, the selection of a particular model depends upon the contractual terms of, and specific risks inherent in the instrument, as well as the availability of pricing information in the market. The Company generally uses similar models to value similar instruments. Valuation model inputs include contractual terms, yield curves, foreign exchange rates, equity prices, credit curves, measures of volatility, and other factors. Exchange traded derivatives are valued using a market approach as fair value is based on quoted prices in an active market and are classified as Level 1. OTC derivatives that trade in liquid markets, where model inputs are observable for substantially the full term, are classified

39

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 9 - FAIR VALUE MEASUREMENTS (continued)

as Level 2. Derivatives that are valued based upon models with any significant unobservable market inputs or inputs from less actively traded markets, or where the fair value is solely derived using broker quotations, are classified as Level 3.
Derivatives Collateral
The carrying value of these instruments approximates fair value since these assets and liabilities are generally short-term in nature.
Other Invested Assets
Other invested assets are principally comprised of LIHTC investments and other investments with characteristics of debt. The fair value of LIHTC investments is derived using an income valuation approach, which is based on a discounted cash flow calculation using a discount rate that is determined internally and therefore classified as Level 3 (refer to Note 6 - Investments for details on LIHTC investments). The fair value of the investments with debt characteristics is derived using an income valuation approach, which is based on discounted cash flow calculations that may or may not use observable inputs.
Separate Accounts Assets
Separate accounts assets reported as Level 1 in the fair value hierarchy are mostly comprised of exchange traded funds, common stocks and actively traded open-end mutual funds with a daily NAV. The NAV can be observed by redemption and subscription transactions between third parties, or may be obtained from third-party asset managers. Common stocks are generally traded on an exchange. Separate accounts assets reported as Level 2 relate to investments in U.S. government and treasury securities, corporate bonds and mortgage-backed securities. These separate accounts assets are valued and assigned within the fair value hierarchy, consistent with the methodologies described herein for similar financial instruments held within the general account of the Company.

The separate accounts also invest in limited partnerships and hedge fund investments. These investments are valued based on the latest NAV received.

The following tables provide additional information for investments that are measured at fair value using NAV as a practical expedient, as allowed under authoritative guidance, for investments that meet specified criteria (in millions):

2019
Category of Investment	Investment Strategy	Fair Value Determined using NAV	Unfunded Commitments	Redemption Frequency	Redemption Notice Period
Hedge fund	Multi-strategy	$268	$—	Monthly, Quarterly and Semi Annual	180 days or less
Hedge fund	Sector investing	24	—	Monthly	30 days
Hedge fund	Fixed Income Arbitrage	2	—	Quarterly	100 days or less
Hedge fund	Long/short equity	1	—	Monthly	30 days
Mutual Funds	Multi Strategy, Global Allocation	83	—	Quarterly, Weekly	5 days - 45 days (Assets subject to lock up periods)
		$378	$—

40

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 9 - FAIR VALUE MEASUREMENTS (continued)

2018
Category of Investment	Investment Strategy	Fair Value Determined using NAV	Unfunded Commitments	Redemption Frequency	Redemption Notice Period
Hedge fund	Multi-strategy	$249	$—	Quarterly, Monthly	180 days or less
Hedge fund	Sector investing	23	—	Monthly	30 days
Hedge fund	Long/short equity	1	—	Monthly	30 days
Mutual funds	Multi-strategy, global allocation	51	—	Quarterly, Weekly	5 days - 45 days (Assets subject to lock up periods)
		$324	$—
Annuities Certain
Fair values for annuities certain liabilities are estimated using discounted cash flow calculations based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.
Separate Accounts Liabilities – Derivatives
For separate accounts derivative instruments, fair value is determined using the same procedures as the general account disclosed above.

The following tables present the balances of assets and liabilities measured at fair value at December 31, 2019 and 2018 (in millions):

	2019
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	NAV as a Practical Expedient	Total
Assets at fair value
Bonds
U.S. corporate	$—	$—	$14	$—	$14
Non-agency ABS	—	22	2	—	24
Total bonds	—	22	16	—	38
Common stocks	1,521	—	40	83	1,644
Derivatives	—	363	1	—	364
Separate accounts assets	38,663	—	1	295	38,959
Total assets at fair value	$40,184	$385	$58	$378	$41,005
Liabilities at fair value
Derivatives	$—	$35	$—	$—	$35
Separate accounts liabilities - derivatives(1)	—	6	—	—	6
Total liabilities at fair value	$—	$41	$—	$—	$41
(1) Separate accounts contract holder liabilities are not included in the table as they are reported at contract value and not fair value in the Company’s statutory financial statements.

41

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 9 - FAIR VALUE MEASUREMENTS (continued)

	2018
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	NAV as a Practical Expedient	Total
Assets at fair value
Bonds
U.S. corporate	$—	$6	$—	$—	$6
Non-agency RMBS	—	1	—	—	1
Non-agency ABS	—	3	21	—	24
Total bonds	—	10	21	—	31
Common stocks	1,227	—	37	51	1,315
Derivatives	—	372	32	—	404
Separate accounts assets	32,025	3	3	273	32,304
Total assets at fair value	$33,252	$385	$93	$324	$34,054
Liabilities at fair value
Derivatives	$—	$104	$—	$—	$104
Separate accounts liabilities - derivatives(1)	—	5	—	—	5
Total liabilities at fair value	$—	$109	$—	$—	$109
(1) Separate accounts contract holder liabilities are not included in the table as they are reported at contract value and not fair value in the Company’s statutory financial statements.

The tables below present a reconciliation of Level 3 assets and liabilities for the years ended December 31, 2019 and 2018 (in millions):

	2019
	Balance at 1/1	Transfers into Level 3	Transfers out of Level 3	Total Gains (Losses) Included in Net Income	Total Gains (Losses) Included in Surplus	Purchases	Issuances	Sales	Settlements	Balance at 12/31
Bonds:
U.S. corporate	$—	$15	$—	$—	$—	$—	$—	$—	$(1)	$14
Non-agency ABS	21	2	(21)	—	—	—	—	—	—	2
Total bonds	21	17	(21)	—	—	—	—	—	(1)	16
Common stocks	37	—	(1)	(1)	(2)	20	—	(13)	—	40
Derivatives	32	—	—	(21)	(10)	—	—	—	—	1
Separate accounts assets	3	—	—	(2)	—	—	—	—	—	1
Total	$93	$17	$(22)	$(24)	$(12)	$20	$—	$(13)	$(1)	$58

42

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 9 - FAIR VALUE MEASUREMENTS (continued)

	2018
	Balance at 1/1	Change in Accounting Principle (1)	Transfers into Level 3	Transfers out of Level 3	Total Gains (Losses) Included in Net Income	Total Gains (Losses) Included in Surplus	Purchases	Issuances	Sales	Settlements	Balance at 12/31
Bonds:
Non-agency ABS	$1	$—	$20	$(1)	$—	$(3)	$6	$—	$—	$(2)	$21
Total bonds	1	—	20	(1)	—	(3)	6	—	—	(2)	21
Common stocks	32	—	3	(3)	(1)	5	4	—	(3)	—	37
Derivatives	4	—	—	(1)	(13)	(2)	44	—	—	—	32
Separate accounts assets	184	(182)	—	—	(2)	3	—	—	—	—	3
Total	$221	$(182)	$23	$(5)	$(16)	$3	$54	$—	$(3)	$(2)	$93

(1) In accordance with SSAP 100R, separate accounts assets which pertained primarily to investments in hedge funds were permitted to be shown as NAV as practical expedient instead of fair value.
Transfers Between Levels
Transfers between levels may occur due to changes in valuation sources, or changes in the availability of market observable inputs, which generally are caused by changes in market conditions such as liquidity, trading volume or bid-ask spreads or as a result of a security measured at amortized cost at the beginning of the period, but measured at estimated fair value at the end of the period, or vice versa due to a ratings downgrade or upgrade.
Transfers into and out of Level 3
The Company’s basis for transferring assets and liabilities into and out of Level 3 is based on changes in the observability of data, a change in the security’s measurement.

Transfers into Level 3 totaled $17 million for the year ended December 31, 2019, which primarily relates to $15 million of a U.S. corporate security and $2 million of non-agency asset-backed securities that were measured at amortized cost at the beginning of the period and measured at fair value at the end of the period. Transfers out of Level 3 totaled $22 million for the year ended December 31, 2019, which primarily relates to $21 million from a non-agency asset-backed security that was measured at fair value at the beginning of the period and measured at amortized cost at the end of the period, and common stock securities of $1 million that had a level change due to the use of a quoted price in an active model market.
Transfers into Level 3 totaled $23 million for the year ended December 31, 2018, which primarily relates to non-agency asset-backed securities which were measured at amortized cost at the beginning of the period and measured at fair value at the end of the period. Transfers out of Level 3 totaled $5 million, which primarily relates to common stock securities of $3 million that had a level change from 3 to 1 and a non-agency asset-backed security of $1 million that had a level change from 3 to 2.

There were no liabilities measured at fair value at December 31, 2019 and 2018.

43

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 10 - INVESTMENT INCOME AND CAPITAL GAINS AND LOSSES

The components of Net investment income for the years ended December 31, 2019, 2018, and 2017 were as follows (in millions):

	2019	2018	2017
Bonds	$3,454	$3,312	$3,193
Common stocks - unaffiliated	37	40	37
Mortgage loans	671	609	582
Policy loans	54	54	53
Other invested assets	125	83	83
Short-term investments	36	25	14
Derivative instruments	28	26	35
Gross investment income	4,405	4,149	3,997
Investment expenses	(178)	(161)	(146)
Net investment income	4,227	3,988	3,851
Net gain from separate accounts	47	43	50
Amortization of IMR	26	44	33
Net investment income, including amortization of IMR	$4,300	$4,075	$3,934

Due and accrued investment income is excluded from surplus when amounts are over 90 days past due or collection is uncertain.

The following table shows the Company's securities redeemed or otherwise disposed of as a result of a callable feature (including make whole call provisions) and the amount of investment income generated as a result of a prepayment and/or acceleration fee, which is included in Bonds in the table above ($ in millions):

	2019		2018		2017
	General Account	Separate Account	General Account	Separate Account	General Account	Separate Account
Number of cusips	166	108	133	64	190	95
Investment income	$48	$3	$36	$2	$71	$5

For the years ended December 31, 2019, 2018, and 2017, net realized capital gains (losses) were as follows (in millions):

	2019	2018	2017
Bonds	$(56)	$(2)	$44
Common stocks - unaffiliated	18	8	57
Other invested assets	(17)	(26)	(13)
Derivatives	57	(16)	2
Net realized capital gains (losses) before tax and transfers to the IMR	$2	$(36)	$90
Less:
Capital gains tax expense (benefit)	3	(24)	16
Net realized capital gains (losses) after tax transferred to IMR	19	(4)	40
Net realized capital gains (losses) after tax and transfers to the IMR	$(20)	$(8)	$34

44

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 10 - INVESTMENT INCOME AND CAPITAL GAINS AND LOSSES (continued)

Proceeds from investments in bonds sold were $1,224 million, $1,751 million and $4,015 million for the years ended December 31, 2019, 2018, and 2017, respectively. Gross gains of $44 million, $42 million and $117 million in 2019, 2018 and 2017 respectively, and gross losses of $16 million, $33 million and $43 million in 2019, 2018, and 2017, respectively, were realized on these sales. The Company computes gains and losses on sales under the specific identification method.

The following table provides a summary of OTTI losses included as realized capital losses for the years ended December 31, 2019, 2018 and 2017 (in millions):

	2019	2018	2017
Bonds	$(54)	$(25)	$(42)
Common and preferred stocks	(4)	(4)	(1)
Other invested assets	(19)	(15)	(12)
Total	$(77)	$(44)	$(55)

Refer to Note 20 - Loan-Backed and Structured Security Impairments for a list with each loan-backed and structured security at a CUSIP level where the present value of cash flows expected to be collected is less than the amortized cost basis during the current reporting period.

The following tables present the Company’s gross unrealized losses and fair values for bonds and equity securities aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2019 and 2018 (in millions):

	2019
	Less than 12 Months		12 Months or Greater		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses(1)
Bonds
U.S. governments	$527	$7	$437	$16	$964	$23
All other governments	—	—	4	—	4	—
U.S. special revenue and special assessment	1,143	15	307	6	1,450	21
Industrial and miscellaneous unaffiliated	3,392	44	2,610	53	6,002	97
Parent, subsidiaries, and affiliates	2,150	—	—	—	2,150	—
Total bonds	7,212	66	3,358	75	10,570	141
Equity securities (unaffiliated)
Common stocks	187	9	—	—	187	9
Total equity securities	187	9	—	—	187	9
Total	$7,399	$75	$3,358	$75	$10,757	$150
(1)Includes unrealized losses of $2 million related to NAIC 6 bonds included in the statutory carrying amount.

45

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 10 - INVESTMENT INCOME AND CAPITAL GAINS AND LOSSES (continued)

	2018
	Less than 12 Months		12 Months or Greater		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses(1)
Bonds
U.S. governments	$665	$9	$2,101	$126	$2,766	$135
All other governments	22	1	75	1	97	2
U.S. special revenue and special assessment	3,104	79	3,705	200	6,809	279
Industrial and miscellaneous unaffiliated	28,600	882	12,352	677	40,952	1,559
Total bonds	32,391	971	18,233	1,004	50,624	1,975
Equity securities (unaffiliated)
Common stocks	593	48	24	1	617	49
Total equity securities	593	48	24	1	617	49
Total	$32,984	$1,019	$18,257	$1,005	$51,241	$2,024
(1)Includes unrealized losses of $4 million related to NAIC 6 bonds included in the statutory carrying amount.

At December 31, 2019, the gross unrealized loss on bonds and equity securities was comprised of approximately 1,326 and 619 different securities, respectively, which are included in the table above. Of the total amount of bond unrealized losses, $97 million or 69% is related to unrealized losses on investment grade securities and $43 million or 31% is related to below investment grade securities. At December 31, 2018, the gross unrealized loss on bonds and equity securities was comprised of approximately 6,101 and 484 different securities, respectively, which are included in the table above. Of the total amount of bond unrealized losses, $1,705 million, or 86%, is related to investment grade securities and $271 million, or 14%, is related to below investment grade securities. Investment grade is defined as a security having a credit rating from the NAIC of 1 or 2; a rating of Aaa, Aa, A or Baa from Moody’s or a rating of AAA, AA, A or BBB from Standard & Poor; or a comparable internal rating if an externally provided rating is not available.

The amount of gross unrealized losses for bonds where fair value had declined by 20% or more of the amortized cost, totaled $8 million. The period of time that each of these securities has continuously been below amortized cost by 20% or more consists of $5 million for six months or less, $1 million for greater than six months through 12 months, and $2 million for greater than 12 months. In accordance with the Company's impairment policy, the Company performed quantitative and qualitative analysis to determine if the decline was temporary. For those securities where the decline was considered temporary, the Company did not recognize an impairment when it had the ability and intent to hold until recovery.

46

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 10 - INVESTMENT INCOME AND CAPITAL GAINS AND LOSSES (continued)

The change in unrealized capital gains (losses) for the years ended December 31, 2019 and 2018 were as follows (in millions):

	Change in Unrealized Gains (Losses)			Change in Unrealized Foreign Exchange Gains (Losses)			Change in Total Unrealized Gains (Losses)
	2019	2018	2017	2019	2018	2017	2019	2018	2017
Bonds	$6	$(3)	$2	$106	$(148)	$220	$112	$(151)	$222
Common stocks (unaffiliated)	240	(125)	89	(2)	(18)	28	238	(143)	117
Mortgage Loans	(17)	—	—	—	—	—	(17)	—	—
Other invested assets	90	29	37	(4)	—	1	86	29	38
Cash, cash equivalents and short-term investments	—	—	—	1	(1)	(1)	1	(1)	(1)
Derivatives	56	163	(258)	—	—	—	56	163	(258)
Total change in unrealized on investments	375	66	(130)	101	(166)	248	476	(101)	118
Capital gains tax expense (benefit)	(90)	28	(18)	—	—	—	(90)	28	(18)
Total change in unrealized gains (losses), net of tax	$285	$94	$(148)	$101	$(166)	$248	$386	$(73)	$100
NOTE 11 - RELATED PARTY TRANSACTIONS
Dividends Received
For the years ended December 31, 2019, 2018 and 2017, the Company received dividend distributions from MCF of $99 million, $77 million and $63 million, respectively.
Loan Agreements
The Company's interests in commercial mortgage loans are primarily held in the form of participations in mortgages originated or acquired by New York Life. A real estate property acquired through foreclosure is called REO Portfolio. The Company's interests in the ownership of REO Portfolio is called REO Ownership Interest. Under the participation agreement for the mortgage loans, it is agreed between the Company and New York Life that the Company's proportionate interest (as evidenced by a participation certificate) in the underlying mortgage loan, including without limitation, the principal balance thereof, all interest which accrues thereon, and all proceeds generated therefrom, will be pari passu with New York Life's and pro rata based upon the respective amounts funded by New York Life and the Company in connection with the applicable mortgage loan origination or acquisition. Consistent with the participation arrangement, all mortgage loan documents name New York Life (and not both New York Life and the Company) as the lender but are held for the benefit of both the Company and New York Life pursuant to the applicable participation agreement. New York Life retains general decision making authority with respect to each mortgage loan, although certain decisions require the Company's approval.

On December 31, 2015 the Company and New York Life entered into a note funding agreement with MCF (as amended from time to time, the “MCF Note Agreement”) and acquired a variable funding note issued by MCF thereunder (the “2015 Note”). On July 1, 2018, the 2015 Note was canceled and reissued (the “2018 Note”). The 2018 Note, which is included in Bonds in the accompanying Statutory Statements of Financial Position, had an outstanding balance for the Company of $2,151 million and $1,909 million at December 31, 2019 and 2018, respectively. During 2019, 2018 and 2017, the Company recorded interest income from MCF under the MCF Note Agreement of $99 million, $93 million and $79 million, respectively. Pursuant to the MCF Note Agreement and the 2018 Note issued thereunder, the Company and New York Life may provide an aggregate of up to $5,200 million in funding to MCF for lending and equity investment commitments, as well as for business expenses. All outstanding advances made to MCF under the MCF Note Agreement, together with unpaid interest thereon, will be due in full on December 31, 2025.

47

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 11 - RELATED PARTY TRANSACTIONS (continued)

In connection with the acquisition of an office building by REEP-OFC Westory DC, LLC, an indirectly wholly-owned subsidiary of New York Life, the Company provided a first mortgage loan in the principal amount of $83 million to REEP-OFC Westory DC, LLC. The interest-only loan, expected to be due and payable on August 10, 2022, was paid off in October 2017. At December 31, 2017, interest earned amounted to approximately $3 million.

The Company holds a first mortgage loan in the principal amount of $82.5 million to REEP-OFC 2300 Empire LLC, a wholly owned indirect subsidiary. The mortgage loan is collateralized with a pledge of an unleveraged equity interest in REEP MF Woodbridge IL LLC. The mortgage loan's maturity date is August 10, 2022 with fixed rate of 3.75% per annum. For the years ended December 31, 2019, 2018 and 2017, interest earned amounted to $3 million, $3 million and $1 million, respectively.
Service Agreements
New York Life provides the Company with certain services and facilities including, but not limited to, accounting, tax and auditing services; legal services; actuarial services; electronic data processing operations and communications operations. New York Life charges the Company for the identified costs associated with these services and facilities under the terms of a service agreement between New York Life and the Company. For the years ended December 31, 2019, 2018 and 2017, the fees incurred associated with these services and facilities, amounted to $875 million, $891 million and $968 million, respectively, and are reflected in Operating expenses and Net investment income in the accompanying Statutory Statements of Operations.

New York Life Investment Management LLC (“NYLIM”), an indirect wholly-owned subsidiary of New York Life, provides the Company with certain services and facilities including, but not limited to, investment management and other administrative services. NYLIM charges the Company for the identified costs associated with these services and facilities under the terms of a service agreement between NYLIM and the Company. For the years ended December 31, 2019, 2018 and 2017, the fees incurred associated with these services and facilities amounted to $9 million, $11 million and $14 million, respectively, and are reflected in Operating expenses in the accompanying Statutory Statements of Operations.

The Company is a party to an investment advisory agreement with NYL Investors, as amended from time to time, whereby NYL Investors provides investment advisory and administrative services to the Company. For the years ended December 31, 2019, 2018 and 2017, the total cost for these services amounted to $131 million, $131 million and $125 million, respectively, which is included in the costs of services billed by New York Life to the Company. These costs are included in Net investment income in the accompanying Statutory Statement of Operations.

In addition, NYLIM has a management agreement with the MainStay VP Funds Trust (“the Fund”), a registered investment company whose shares are sold to various separate accounts of the Company. NYLIM, the administrator of the Fund, and the Company have entered into an agreement regarding administrative services to be provided by the Company. Under the terms of the agreement, NYLIM pays the Company administrative fees for providing services to the Fund. For the years ended December 31, 2019, 2018 and 2017, the Company recorded fee income from NYLIM of $34 million, $35 million and $37 million, which is included in Other income in the accompanying Statutory Statements of Operations.

The Company has a variable product distribution agreement with NYLIFE Distributors LLC (“NYLIFE Distributors”), an indirect wholly-owned subsidiary of New York Life, appointing NYLIFE Distributors as the underwriter and/or wholesale distributor of the Company’s variable product policies. For the years ended December 31, 2019, 2018 and 2017, the Company received service fees of $45 million, $45 million and $44 million, respectively, under a 12b-1 Plan Services Agreement, in consideration for providing 12b-1 Plan services attributable to the variable products.

48

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 11 - RELATED PARTY TRANSACTIONS (continued)

The Company has an agreement with NYLIFE Securities LLC (“NYLIFE Securities”), an indirect wholly-owned subsidiary of New York Life, under which registered representatives of NYLIFE Securities solicit sales of the Company's variable product policies. For the years ended December 31, 2019, 2018 and 2017, the Company incurred commission expense to NYLIFE Securities’ registered representatives of $126 million, $117 million and $119 million, respectively, which is included in Operating expenses in the accompanying Statutory Statements of Operations.

The Company has a service fee agreement with NYLIFE Securities, whereby NYLIFE Securities charges the Company a fee for management and supervisory services rendered in connection with variable life and variable annuity sales and in-force business. For the years ended December 31, 2019, 2018 and 2017, the fees incurred for these services amounted to $42 million, $43 million and $43 million, respectively, which is included in Operating expenses in the accompanying Statutory Statements of Operations.

For the years ended December 31, 2019 and 2018, the Company reported a net amount of $94 million and $59 million, respectively, as amounts payable to parent and affiliates. The terms of the underlying agreements generally require that these amounts be settled in cash within 90 days.
Other Agreements
In connection with a $150 million land acquisition of a fee simple estate in land underlying an office building and related improvements and encumbered by a ground lease located at 1372 Broadway, New York, New York by New York Life (73.8% interest) and the Company (26.2% interest), the Company and New York Life entered into a Tenancy-in-Common Agreement dated as of June 11, 2012, in which the agreement sets forth the terms that govern, in part, each entity’s interest in the property. For each of the years ended December 31, 2019, 2018, and 2017, income earned amounted to approximately $3 million.

The Company sold various corporate owned life insurance (“COLI”) policies to New York Life for the purpose of informally funding certain benefits for New York Life employees and agents. These policies were issued on the same terms as policies sold to unrelated customers. At December 31, 2019 and 2018, policyholder reserve balances for these policies amounted to $4,138 million and $4,022 million, respectively, and were included in Policy reserves and Separate accounts liabilities in the accompanying Statutory Statements of Financial Position.

The Company has also issued various COLI policies to the Voluntary Employees’ Beneficiary Association (“VEBA”) trusts, which were trusts formed for the benefit of New York Life’s retired employees and agents. At December 31, 2019 and 2018, policyholder reserve balances for these policies amounted to approximately $465 million and $395 million, respectively, and were included in Policy reserves and Separate accounts liabilities in the accompanying Statutory Statements of Financial Position.

The Company is the assumed obligor for certain structured settlement agreements with unaffiliated insurance companies, beneficiaries and other non-affiliated entities. To satisfy its obligations under these agreements, the Company owns all rights, title and interest in and to certain structured settlement annuity contracts issued by New York Life. The obligations are based upon the actuarially determined present value of expected future payments. Interest rates used in establishing such obligations ranged from 3.50% to 7.65%. The Company has directed New York Life to make the payments under the annuity contracts directly to the beneficiaries under the structured settlement agreements. At December 31, 2019 and 2018, the carrying value of the interest in annuity contracts and the corresponding obligations under structured settlement agreements amounted to $9,084 million and $8,673 million, respectively.

The Company has sold certain annuity contracts to New York Life in order that New York Life may satisfy its third-party obligations under certain structured settlement agreements. Interest rates used in establishing such obligations ranged from 8.25% to 8.75%. The Company has been directed by New York Life to make the payments under the annuity contracts directly to the beneficiaries under these structured settlement agreements. At December 31, 2019 and 2018, the policyholder reserves related to these contracts amounted to $147 million and $145 million, respectively, and are included in Policy reserves in the accompanying Statutory Statements of Financial Position.

49

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 11 - RELATED PARTY TRANSACTIONS (continued)

The Company was compensated for each New York Life term policy or term rider that was converted to a universal life policy issued by the Company without any additional underwriting. For the years ended December 31, 2019, 2018 and 2017, the Company received $19 million, $20 million and $19 million, respectively, from New York Life for these services.

NOTE 12 - INSURANCE LIABILITIES

Liabilities for policy reserves, deposit funds and policy claims at December 31, 2019 and 2018 were as follows (in millions):

	2019	2018
Life insurance reserves	$27,704	$26,486
Annuity reserves and supplementary contracts with life contingencies	69,415	67,620
Asset adequacy and special reserves	19	25
Total policy reserves	97,138	94,131
Deposit funds	1,467	1,308
Policy claims	259	244
Total liabilities for policy reserves, deposit funds and policy claims	$98,864	$95,683
Life Insurance Reserves
Reserves for life insurance policies are maintained principally using the 1958 Commissioners’ Extended Term Mortality Table and the 1958, 1980, 2001 and 2017 Commissioners’ Standard Ordinary Mortality Tables under the Commissioners’ Reserve Valuation Method or Net Level Premium Reserve Method with valuation interest rates ranging from 1.0% to 5.8%. Reserves for universal life secondary guarantee products with multiple sets of cost of insurance are determined using the methodology outlined in the November 2011 Life Actuarial Task Force Statement.

For the years ended December 31, 2019 and 2018, there were no changes in reserve basis.

The Company has established policy reserves on contracts issued January 1, 2001 and later that exceed the minimum amounts determined under Appendix A-820, “Minimum Life and Annuity Reserve Standards” of NAIC SAP by approximately $190 million and $197 million at December 31, 2019 and 2018, respectively.

At December 31, 2019 and 2018, the Company’s liabilities for GMDB reserves, which are associated with certain variable life products, amounted to $14 million and $20 million, respectively, and were recorded in Policy reserves in the accompanying Statutory Statements of Financial Position.

Surrender values are promised in excess of life reserves on certain policies. This excess is included as part of miscellaneous reserves. No surrender values are promised in excess of any other reserves. Additional reserves are held on account of anticipated extra mortality for policies subject to extra premiums.

At December 31, 2019 and 2018, the Company had $14,513 million and $12,737 million, respectively, of insurance in-force for which the gross premiums were less than the net premiums according to the standard of valuation set by the State of Delaware.

The tabular interest has been determined by formula as described in the NAIC instructions except for certain universal life products for which tabular interest has been determined from the basic data for the calculation of policy reserves. The tabular less actual reserves released has been determined by formula as described in the NAIC instructions. The tabular cost has been determined by formula as described in the NAIC instructions.

The Company has elected to establish reserves pursuant to VM-A and VM-C for contracts issued in 2019 and 2018, as allowed during the first three years following the operating date of the Valuation Manual.

50

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 12 - INSURANCE LIABILITIES (continued)

Annuity Reserves and Supplementary Contracts with Life Contingencies
Reserves for single premium immediate annuities, guaranteed future income annuities, and supplementary contracts involving life contingencies purchased prior to 2019 are based principally on 1983 Table A, A2000, 2012 IAR and the Commissioners’ Annuity Reserve Valuation Method (“CARVM”), with assumed interest rates ranging from 3.5% to 8.8%. Purchases in 2019 are reserved with valuation interest rates satisfying both the Maximum Valuation Interest Rates For Income Annuities ("VM-22") and the New York Department of Financial Services maximum valuation rate requirements and 2012 Individual Annuity Reserve Table.  The VM-22 rates range from 2.00% to 4.50%.

Reserves for fixed deferred annuities are based principally on 1971 Individual Annuity Mortality, 1983 Table A, A2000, 2012 IAR and the CARVM, with assumed interest rates ranging from 3.5% to 10.0%. Reserves for variable deferred annuities are based principally on 1994 Variable Annuity GMDB Mortality Table and the Variable Annuity Commissioners’ Annuity Reserve Valuation Method ("VM-21"), with assumed interest rates ranging from 3.5% to 8.25%. Generally, owners of the Company’s deferred annuities are able, at their discretion, to withdraw funds from their policies. For some policies, the withdrawals are subject to surrender charges in the early years.

At December 31, 2019 and 2018, the Company’s liabilities for GMDB and GMAB reserves, which are associated with variable annuity products, amounted to $19 million and $25 million, respectively, and were recorded in Policy reserves in the accompanying Statutory Statements of Financial Position.

For the years ended December 31, 2019 and 2018, there were no changes in reserve basis.

The tabular interest has been determined by formula as described in the NAIC instructions except for individual deferred annuities for which tabular interest has been determined from the basic data for the calculation of policy reserves. The tabular less actual reserves released has been determined by formula as described in the NAIC instructions. The tabular cost has been determined by formula as described in the NAIC instructions.
Deposit Funds
Deposit funds at December 31, 2019 and 2018 were as follows (in millions):

	2019	2018
Fixed period annuities	$1,073	$940
Supplemental contracts without life contingencies	373	344
Continued interest accounts	21	24
Total deposit funds	$1,467	$1,308

51

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 12 - INSURANCE LIABILITIES (continued)

Withdrawal Characteristics of Annuity Reserves and Deposit Funds
The following table reflects the withdrawal characteristics of annuity reserves and deposit fund liabilities at December 31, 2019 and 2018 ($ in millions):

Individual Annuities

	2019
	General Account	Separate Accounts with Guarantees	Separate Accounts Non-guaranteed	Total	% of Total
Subject to discretionary withdrawal:
With fair value adjustment	$26,505	$—	$—	$26,505	27%
At book value less current surrender charge of 5% or more	6,139	—	—	6,139	6
At fair value	—	—	28,855	28,855	30
Total with adjustment or at fair value	32,644	—	28,855	61,499	63
At book value without adjustment	20,899	—	—	20,899	21
Not subject to discretionary withdrawal	15,184	—	—	15,184	16
Total	$68,727	$—	$28,855	$97,582	100%
Amount with current surrender charge of 5% or more that will have less than a 5% surrender charge in the following year	$74	$—	$—	$74

	2018
	General Account	Separate Accounts with Guarantees	Separate Accounts Non-guaranteed	Total	% of Total
Subject to discretionary withdrawal:
With fair value adjustment	$24,816	$—	$—	$24,816	27%
At book value less current surrender charge of 5% or more	6,585	—	—	6,585	7
At fair value	—	—	24,533	24,533	27
Total with adjustment or at fair value	31,401	—	24,533	55,934	61
At book value without adjustment	21,466	—	—	21,466	23
Not subject to discretionary withdrawal	14,014	—	—	14,014	15
Total	$66,881	$—	$24,533	$91,414	100%
Amount with current surrender charge of 5% or more that will have less than a 5% surrender charge in the following year	$21	$—	$—	$—

52

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 12 - INSURANCE LIABILITIES (continued)

Group Annuities

	2019
	General Account	Separate Accounts with Guarantees	Separate Accounts Non-guaranteed	Total	% of Total
Subject to discretionary withdrawal:
With fair value adjustment	$69	$—	$—	$69	10%
At book value less current surrender charge of 5% or more	—	—	—	—	—
At fair value	—	—	—	—	—
Total with adjustment or at fair value	69	—	—	69	10
At book value without adjustment	48	—	—	48	7
Not subject to discretionary withdrawal	571	—	—	571	83
Total	$688	$—	$—	$688	100%
Amount with current surrender charge of 5% or more that will have less than a 5% surrender charge in the following year	$—	$—	$—	$—

	2018
	General Account	Separate Accounts with Guarantees	Separate Accounts Non-guaranteed	Total	% of Total
Subject to discretionary withdrawal:
With fair value adjustment	$79	$—	$—	$79	11%
At book value less current surrender charge of 5% or more		—	—	—	—
At fair value	—	—	—	—	—
Total with adjustment or at fair value	79	—	—	79	11
At book value without adjustment	51	—	—	51	7
Not subject to discretionary withdrawal	609	—	—	609	82
Total	$739	$—	$—	$739	100%
Amount with current surrender charge of 5% or more that will have less than a 5% surrender charge in the following year	$—	$—	$—	$—

53

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 12 - INSURANCE LIABILITIES (continued)

Deposit-Type Contracts

	2019
	General Account	Separate Accounts with Guarantees	Separate Accounts Non-guaranteed	Total	% of Total
Subject to discretionary withdrawal:
With fair value adjustment	$—	$—	$—	$—	—%
At book value less current surrender charge of 5% or more	—	—	—	—	—
At fair value	—	—	—	—	—
Total with adjustment or at fair value	—	—	—	—	—
At book value without adjustment	229	—	—	229	16
Not subject to discretionary withdrawal	1,238	—	—	1,238	84
Total	$1,467	$—	$—	$1,467	100%
Amount with current surrender charge of 5% or more that will have less than a 5% surrender charge in the following year	$—	$—	$—	$—

	2018
	General Account	Separate Accounts with Guarantees	Separate Accounts Non-guaranteed	Total	% of Total
Subject to discretionary withdrawal:
With fair value adjustment	$—	$—	$—	$—	—%
At book value less current surrender charge of 5% or more		—	—	—	—
At fair value	—	—	—	—	—
Total with adjustment or at fair value	—	—	—	—	—
At book value without adjustment	201	—	—	201	15
Not subject to discretionary withdrawal	1,107	—	—	1,107	85
Total	$1,308	$—	$—	$1,308	100%
Amount with current surrender charge of 5% or more that will have less than a 5% surrender charge in the following year	$—	$—	$—	$—
54

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 12 - INSURANCE LIABILITIES (continued)

Withdrawal Characteristics of Life Insurance Reserves

The following tables reflect the withdrawal characteristics of life insurance reserves at December 31, 2019 and 2018 ($ in millions):

	2019
	General Account				Separate Accounts Guaranteed and Non-guaranteed
	Account Value	Cash Value	Reserve		Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender, or policy loans:
Term policies with cash value	$—	$—	$—		$—	$—	$—
Universal life	18,879	18,864	18,005		5,949	5,949	5,949
Universal life with secondary guarantees	5,145	4,426	7,714		—	—	—
Indexed universal life	—	—	—		—	—	—
Indexed universal life with secondary guarantees	—	—	—		—	—	—
Indexed life	—	—	—		—	—	—
Other permanent cash value life insurance	—	—	—		—	—	—
Variable life	11	11	17		53	53	53
Variable universal life	1,403	1,400	1,585		9,350	9,190	9,286
Miscellaneous reserves	—	—	—		—	—	—
Not subject to discretionary withdrawal or no cash values:
Term policies without cash value	—	—	—		—	—	—
Accidental death benefits	—	—	—		—	—	—
Disability - active lives	—	—	2		—	—	—
Disability - disabled lives	—	—	74		—	—	—
Miscellaneous reserves	—	—	868		—	—	—
rounding			1
Miscellaneous reserves			869
Total life insurance (gross)	25,438	24,701	28,266	—	15,352	15,192	15,288
Reinsurance ceded	—	—	562		—	—	—
Total life insurance (net)	$25,438	$24,701	$27,704		$15,352	$15,192	$15,288

55

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 12 - INSURANCE LIABILITIES (continued)

	2018
	General Account			Separate Accounts Guaranteed and Non-guaranteed
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender, or policy loans:
Term policies with cash value	$—	$—	$—	$—	$—	$—
Universal life	17,800	17,773	17,378	5,953	5,953	5,953
Universal life with secondary guarantees	5,235	4,501	7,179	—	—	—
Indexed universal life	—	—	—	—	—	—
Indexed universal life with secondary guarantees	—	—	—	—	—	—
Indexed life	—	—	—	—	—	—
Other permanent cash value life insurance	—	—	—	—	—	—
Variable life	12	12	17	46	46	46
Variable universal life	1,376	1,372	1,542	7,059	6,899	6,999
Miscellaneous reserves	—	—	—	—	—	—
Not subject to discretionary withdrawal or no cash values:
Term policies without cash value	—	—	—	—	—	—
Accidental death benefits	—	—	—	—	—	—
Disability - active lives	—	—	2	—	—	—
Disability - disabled lives	—	—	73	—	—	—
Miscellaneous reserves	—	—	845	—	—	—
Total life insurance (gross)	24,423	23,658	27,036	13,058	12,898	12,998
Reinsurance ceded	—	—	550	—	—	—
Total life insurance (net)	$24,423	$23,658	$26,486	$13,058	$12,898	$12,998

NOTE 13 - REINSURANCE

The Company enters into reinsurance agreements in the normal course of its insurance business to reduce overall risk and to be able to issue life insurance policies in excess of its retention limits. Currently, the Company reinsures the mortality risk on new life insurance policies on a quota–share yearly renewable term basis for many products, except for custom guarantee universal life, survivorship custom guarantee universal life and asset flex products. Most of the ceded business is on an automatic basis. The quota–share currently ceded on new business ranges from 25% to 90%. All products are ceded from first dollar with the exception of variable universal life, which has a minimum size policy ceded of either $0 or $1 million. Cases in excess of the Company’s retention and certain substandard cases are ceded on a facultative basis. The majority of the Company's facultative reinsurance is for substandard cases which the Company typically cedes 90%.

The ceding of risk does not discharge the Company from its primary obligations to policyholders. To the extent that the assuming companies become unable to meet their obligations under reinsurance contracts, the Company remains contingently liable. Each reinsurer is reviewed to evaluate its financial stability before entering into each reinsurance contract and throughout the period that the reinsurance contract is in place.

56

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 13 - REINSURANCE (continued)

Life insurance ceded was 48% of total life insurance in-force at both December 31, 2019, and 2018. The reserve reductions taken for life insurance reinsured at December 31, 2019 and 2018 were $562 million and $550 million, respectively.

The effects of reinsurance for the years ended December 31, 2019, 2018 and 2017 were as follows (in millions):

	2019	2018	2017
Premiums:
Direct	$13,780	$12,771	$13,928
Assumed	5	5	4
Ceded	(517)	(541)	(616)
Net premiums	$13,268	$12,235	$13,316
Policyholders’ benefits ceded	$496	$468	$774
Reinsurance recoverable	$60	$76	$207

Effective April 1, 2018, the Company’s coinsurance with funds withheld and modified coinsurance agreements with New York Life to cede 90% of a block of inforce life insurance business were terminated and the Company fully recaptured the risks related to the business previously reinsured under the agreements. The Company paid New York Life a recapture fee in the amount of $21 million pre-tax. The recapture of these reinsurance agreements did not have a material impact to the Company’s surplus. Prior to the recapture, the Company had ceded 90% of the retained portion of a block of in-force life insurance business through a reinsurance agreement with New York Life using a combination of coinsurance with funds withheld for the fixed portion maintained in the general account and modified coinsurance (“MODCO”) for policies in the separate accounts. An experience refund was paid to the Company at the end of each accounting period for 100% of New York Life’s profits in excess of $5 million per year. Experience refunds received in 2018 and 2017 were $3 million and $71 million, respectively, which are reported in Premiums in the accompanying Statutory Statements of Operations.

The Company has reinsurance agreements with New York Life Agents Reinsurance Company (“NYLARC”). NYLARC is a life insurance company wholly-owned by NYLARC Holding Company, Inc., whose shareholders consist of New York Life’s top agents who meet certain criteria and who may also be agents of the Company or NYLIFE Insurance Company of Arizona ("NYLAZ"). NYLARC reinsures a portion of certain life insurance products sold by its shareholders. NYLARC’s purpose is to retain high production agents, and increase the volume and quality of the business that they submit to New York Life, NYLAZ and the Company.

NOTE 14 - BENEFIT PLANS

The Company participates in the cost of the following plans sponsored by New York Life: (1) certain postretirement life and health benefits for retired employees and agents including their eligible dependents, (2) certain defined benefit pension plans for eligible employees and agents (3) certain defined contribution plans for substantially all employees and agents and (4) postemployment benefits. The expense for these plans is allocated to the Company in accordance with an intercompany cost sharing agreement. The liabilities for these plans are included with the liabilities for the corresponding plan of New York Life. The Company’s share of the cost of these plans was as follows for the years ended December 31, 2019, 2018 and 2017 (in millions):

	2019	2018	2017
Defined benefit pension	$28	$31	$27
Defined contribution	10	9	9
Postretirement life and health	5	6	6
Total	$43	$46	$42

57

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 15 - COMMITMENTS AND CONTINGENCIES
Support and Credit Agreements
New York Life Capital Corporation (“NYLCC”), a wholly-owned subsidiary of NYLIFE LLC, has a credit agreement with the Company dated December 23, 2004, as amended, whereby NYLCC has agreed to make loans to the Company in an amount up to, but not exceeding, $490 million from the issuance of commercial paper. At December 31, 2019 and 2018, the Company had no outstanding loan balance to NYLCC. During 2019, 2018 and 2017, the Company had no interest expense.

The Company has a credit agreement with New York Life, dated September 30, 1993, as amended, whereby the Company may borrow from New York Life up to $490 million. During 2019 and 2018, the credit facility was not used, no interest was paid and there was no outstanding balance due.

In addition, the Company has a credit agreement with New York Life dated April 1, 1999, as amended, in which New York Life may borrow from the Company up to $490 million. During 2019 and 2018, the credit facility was not used, no interest was paid and there was no outstanding balance due.
Guarantees
At the inception of a guarantee (except unlimited guarantees), the Company recognizes an initial liability at fair value for the obligations it has undertaken, regardless of the probability of performance under the guarantee. This includes guarantees made on behalf of affiliates unless the guarantee is deemed unlimited. At December 31, 2019 and 2018, the Company had no such guarantees.
Litigation
The Company is a defendant in individual and/or alleged class action suits arising from its agency sales force, insurance (including variable contracts registered under the federal securities law), investment, retail securities, and/or other operations, including actions involving retail sales practices. Some of these actions seek substantial or unspecified compensatory and punitive damages. The Company is also from time to time involved in various governmental, administrative, and investigative proceedings and inquiries.

Notwithstanding the uncertain nature of litigation and regulatory inquiries, the outcome of which cannot be predicted, the Company believes that, after provisions made in the financial statements, the ultimate liability that could result from litigation and proceedings would not have a material adverse effect on the Company’s financial position; however, it is possible that settlements or adverse determinations in one or more actions or other proceedings in the future could have a material adverse effect on the Company’s operating results for a given year.
Borrowed Money
Refer to Note 6 - Investments for a more detailed discussion of the Company's commitments for loaned securities and repurchase agreements.
Assessments
Most of the jurisdictions in which the Company is licensed to transact business require life insurers to participate in guaranty associations which are organized to pay contractual benefits pursuant to insurance policies issued by impaired, insolvent or failed life insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the line of business in which the impaired, insolvent or failed life insurer is engaged. Some states permit member insurers to recover assessments through full or partial premium tax offsets.

58

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 15 - COMMITMENTS AND CONTINGENCIES (continued)

Other Commitments and Contingencies
Prior to July 1, 2002, the Company did business in Taiwan through a branch operation (the "Taiwan Branch"). On July 1, 2002, the Taiwan Branch ceased operations and all of its liabilities and assets, including policy liabilities were transferred to New York Life Insurance Taiwan Corporation ("Taiwan Corporation"), an indirect subsidiary of New York Life. On December 31, 2013, Taiwan Corporation was sold to Yuanta Financial Holding Co. Ltd. ("Yuanta"). Under the terms of the sale agreement, Yuanta has agreed to satisfy in full, or to cause Taiwan Corporation to satisfy in full, all of Taiwan Corporation's obligations under the Taiwan Branch policies that were transferred to Taiwan Corporation on July 1, 2002. However, the Company, under Taiwan law, also remains contingently liable for these policies in the event that neither Taiwan Corporation nor Yuanta meets its obligations. This contingent liability of the Company has not been recognized on the accompanying Statutory Statements of Financial Position because it does not meet the probable and estimable criteria of SSAP No. 5R.

At December 31, 2019 and 2018, the Company and its guaranteed separate accounts had contractual commitments to extend credit for commercial mortgage loans at both fixed and variable rates of interest, which amounted to approximately $1,152 million and $1,291 million, respectively. These commitments are diversified by property type and geographic location. There were no contractual commitments to extend credit under residential loan agreements at December 31, 2019 and 2018.

At December 31, 2019 and 2018, the Company and its guaranteed separate accounts had outstanding contractual obligations to acquire additional private placement securities amounting to $848 million and $722 million, respectively.

Unfunded commitments on limited partnership, limited liability companies and other invested assets amounted to $323 million and $312 million at December 31, 2019 and 2018, respectively. Unfunded commitments on LIHTC amounted to $9 million and $11 million at December 31, 2019 and 2018, respectively. At December 31, 2019 and 2018, unfunded commitments on LIHTC are included in Other invested assets, with an offset in Other liabilities in the accompanying Statutory Statement of Financial Position.

Several commercial banks have customary security interests in certain assets of the Company to secure potential overdrafts and other liabilities of the Company that may arise under custody, securities lending and other banking agreements with such banks.
FHLB Agreement
The Company is a member of the FHLB of Pittsburgh. Membership in the FHLB of Pittsburgh provides the Company with a significant source of alternative liquidity. Advances received by the general account are included in Other liabilities in the accompanying Statutory Statements of Financial Position. When borrowing from the FHLB of Pittsburgh, the Company is required to post collateral in the form of eligible securities, including mortgage-backed, government and agency debt instruments for each of the advances received. Upon any event of default by the Company, the FHLB of Pittsburgh's recovery from the collateral is limited to the amount of the Company's liability to the FHLB of Pittsburgh.

The amount of FHLB of Pittsburgh common stock held, in aggregate exclusively in the Company’s general account at December 31, 2019 and 2018 was as follows (in millions):

	2019	2018
Membership stock - Class B (1)	$28	$28
Activity stock	—	—
Aggregate total	$28	$28
Actual or estimated borrowing capacity as determined by the insurer	$5,302	$5,073
(1) Membership stock is not eligible for redemption.

59

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 15 - COMMITMENTS AND CONTINGENCIES (continued)

At December 31, 2019 and 2018, the Company did not have an outstanding balance due to the FHLB of Pittsburgh. The maximum amount borrowed and collateral pledged to the FHLB of Pittsburgh during the years ended December 31, 2019 and 2018 was as follows (in millions):

	Fair Value	Carrying Value	Maximum Amount Borrowed During the Year
Current year general account	$525	$525	$325
Current year separate accounts	$—	$—	$—
Prior year total general and separate accounts	$31	$31	$10

The Company does not have any prepayment obligations for the borrowing arrangement.

NOTE 16 - INCOME TAXES

The components of the net DTAs and DTLs were as follows at December 31, 2019 and 2018 (in millions):

	2019			2018			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
Gross DTAs	$1,040	$127	$1,167	$1,060	$164	$1,224	$(20)	$(37)	$(57)
Statutory valuation allowance	—	—	—	—	—	—	—	—	—
Adjusted gross DTAs	1,040	127	1,167	1,060	164	1,224	(20)	(37)	(57)
Nonadmitted DTAs (1)	350	—	350	296	—	296	54	—	54
Subtotal net admitted DTAs	690	127	817	764	164	928	(74)	(37)	(111)
Gross DTLs	323	204	527	456	146	602	(133)	58	(75)
Net admitted DTAs (2)	$367	$(77)	$290	$308	$18	$326	$59	$(95)	$(36)
(1) DTAs are nonadmitted primarily because they are not expected to be realized within three years of the Statutory Statements of Financial Position date.
(2) The total net admitted DTAs are included in Other assets in the accompanying Statutory Statements of Financial Position.

60

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 16 - INCOME TAXES (continued)

The admission calculation components are as follows (paragraph references throughout Note 16 are to paragraphs of SSAP No. 101 “Income Taxes, A Replacement of SSAP No. 10R and SSAP No. 10”) (in millions):

	December 31, 2019			December 31, 2018			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
Federal income taxes paid in prior years recoverable through loss carrybacks (Paragraph 11.a)	$—	$4	$4	$—	$26	$26	$—	$(22)	$(22)
Adjusted gross DTAs expected to be realized (excluding the amount of DTAs from paragraph 11.a above) after application of the threshold limitation (the lesser of paragraph 11.b.i and 11.b.ii below):	263	23	286	292	8	300	(29)	15	(14)
Adjusted gross DTAs expected to be realized following the balance sheet date. (Paragraph 11.b.i)	263	23	286	292	8	300	(29)	15	(14)
Adjusted gross DTAs allowed per limitation threshold (Paragraph 11.b.ii)	N/A	N/A	1,360	N/A	N/A	1,239	N/A	N/A	121
Adjusted gross DTAs (excluding the amount of DTAs from paragraphs 11.a and 11.b above) offset by gross DTLs (Paragraph 11.c)	427	100	527	472	130	602	(45)	(30)	(75)
DTAs admitted as the result of application of SSAP 101 (Total of paragraphs 11.a, 11.b, 11.c).	$690	$127	$817	$764	$164	$928	$(74)	$(37)	$(111)

The ratio used to determine the applicable period used in paragraph 11.b.i above and the amount of adjusted capital and surplus used to determine the percentage threshold limitation in paragraph 11.b.ii above are as follows ($ in millions):

	December 31,
	2019	2018
Ratio percentage used to determine recovery period and threshold limitation amount.	1,080%	1,010%
Amount of adjusted capital and surplus used to determine recovery period and threshold limitation in paragraph 11.b.ii above.	$9,065	$8,260

There was no impact on the Company’s adjusted gross and net admitted DTAs due to tax planning strategies at December 31, 2019 and 2018.

The Company did not use reinsurance in its tax planning strategies. The Company had no unrecognized DTLs at December 31, 2019 and 2018. Additionally, the Company had no adjustments to gross DTAs because of a change in circumstances that causes a change in judgment about the realizability of the related DTAs.

The TCJA significantly changed U.S. tax law primarily by lowering the corporate income tax rate from 35% to 21% beginning in 2018. Deferred taxes were revalued to reflect the 21% corporate income tax rate with the following result (in millions):

	2018	2017
Deferred income tax benefit on change in net unrealized capital gains	$—	$14
Increase (decrease) in net deferred taxes related to other items	2	(296)
Increase (decrease) in net deferred taxes booked to surplus	2	(282)
Decrease to nonadmitted deferred taxes	—	325
Total change in net admitted DTAs	$2	$43

61

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 16 - INCOME TAXES (continued)

For tax years beginning January 1, 2018, the TCJA limits life insurance reserves for tax purposes to the greater of the net surrender value or 92.81% of NAIC required reserves effective January 1, 2018. Tax accounting for these changes required the restatement of December 31, 2017 life insurance tax reserves calculated using pre TCJA rules to the amounts required to be held under the TCJA. This revaluation requires establishing a “gross up” in which a new DTA for the revised statutory to tax difference is recorded and offset by a DTL in an equal amount. The Company recorded offsetting DTAs and DTLs in the provisional amount of $472 million in 2017.

The tax accounting was completed in 2018 within the measurement period, as defined in INT 18-01. On the basis of life insurance tax reserve computations that were completed during the reporting period, an additional measurement period tax reserve decrease of $24 million was recognized to the DTL and $24 million offset to the DTA, resulting in a total DTL of $448 million with a corresponding adjustment of $448 million to the DTA.

Significant components of the current federal and foreign income taxes for the years ended December 31, 2019, 2018 and 2017 were as follows (in millions):

	2019	2018	2017	Change 2019-2018	Change 2018-2017
Federal(1)	$227	$215	$248	$12	$(33)
Foreign	—	—	1	—	(1)
Subtotal	227	215	249	12	(34)
Federal income tax on net capital gains (losses)	4	(24)	15	28	(39)
Other (prior period correction)	(22)	(22)	—	—	(22)
Total federal and foreign income taxes	$209	$169	$264	$40	$(95)
(1) The Company had investment tax credits of $24 million, $30 million and $36 million for the years ended December 31, 2019, 2018 and 2017, respectively.

62

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 16 - INCOME TAXES (continued)

The tax effects of temporary differences that give rise to DTAs and DTLs at December 31, 2019 and 2018 were as follows (in millions):

	2019	2018	Change
DTAs
Ordinary:
Policyholder reserves	$662	$733	$(71)
Deferred acquisition costs	275	241	34
Investments	61	53	8
Pension accrual	27	27	—
Receivables - nonadmitted	12	4	8
Fixed assets	2	2	—
Other	1	—	1
Subtotal	1,040	1,060	(20)
Nonadmitted	350	296	54
Admitted ordinary DTAs	690	764	(74)
Capital:
Investments	127	164	(37)
Subtotal	127	164	(37)
Nonadmitted	—	—	—
Admitted capital DTAs	127	164	(37)
Total admitted DTAs	817	928	(111)
DTLs
Ordinary:
Policyholder reserves	284	410	(126)
Investments	39	45	(6)
Other	—	1	(1)
Subtotal	323	456	(133)
Capital:
Investments	204	146	58
Subtotal	204	146	58
Total DTLs	527	602	(75)
Net admitted DTAs	$290	$326	$(36)
Deferred income tax (expense)/benefit on change in net unrealized capital gains/(losses)			$(90)
Increase in net deferred taxes related to other items			109
Decrease in DTAs nonadmitted			(54)
Decrease in DTAs nonadmitted reported in prior period correction			$(1)

Total change in net admitted DTAs			$(36)

63

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 16 - INCOME TAXES (continued)

The Company’s income tax expense for the years ended December 31, 2019, 2018 and 2017 differs from the amount obtained by applying the statutory rate of 21%, 21% and 35%, respectively, to net gain from operations after dividends to policyholders and before federal income taxes for the following reasons (in millions):

	2019	2018	2017	Change 2019-2018	Change 2018-2017
Net gain from operations after dividends to policyholders and before federal and foreign income taxes at statutory rate	$184	$103	$304	$81	$(201)
Net realized capital gains (losses) at statutory rate	—	(7)	31	7	(38)
Tax exempt income	(50)	(22)	(52)	(28)	30
Tax credits, net of withholding	(30)	(33)	(40)	3	7
Amortization of IMR	(5)	(9)	(12)	4	3
Impact of TCJA	—	(2)	296	2	(298)
Prior year audit liability and settlement	(15)	(3)	(1)	(12)	(2)
Non-admitted assets	(8)	(6)	12	(2)	(18)
Accruals in surplus	13	(7)	(4)	20	(3)
Other	12	(16)	12	28	(28)
Income tax incurred and change in net DTAs during period	$101	$(2)	$546	$103	$(548)
Federal income taxes reported in the Company's Statutory Statements of Operations	$227	$215	$249	$12	$(34)
Capital gains tax expense (benefit) incurred	4	(24)	15	28	(39)
Change in net deferred income taxes	(109)	(153)	282	44	(435)
Change in current and deferred income taxes reported in prior period correction	(21)	(40)	—	19	(40)
Total federal and foreign income tax expense	$101	$(2)	$546	$103	$(548)

The Company’s federal income tax returns are routinely examined by the Internal Revenue Service ("IRS") and provisions are made in the financial statements in anticipation of the results of these audits. The IRS has completed audits through 2010 and tax years 2011 through 2013 are currently under examination. There were no material effects on the Company’s accompanying Statutory Statements of Operations as a result of these audits. The Company believes that its recorded income tax liabilities are adequate for all open years.

The Company does not anticipate any significant changes to its total unrecognized tax benefits within the next 12 months.

The Company did not have any operating loss and tax credit carry forwards available for tax purposes. The total income taxes incurred in prior years that will be available for recoupment in the event of future net losses total $4 million, $0 million and $0 million, related to the years ended December 31, 2019, 2018 and 2017, respectively.

As discussed in Note 3 – Significant Accounting Policies - Federal Income Taxes, the Company’s federal income tax return is consolidated with New York Life, NYLAZ, NYLIFE LLC, New York Life Enterprises LLC, NYL Investments, and NYL Investors.

At December 31, 2019 and 2018, the Company recorded a current income tax receivable of $46 million and $118 million, respectively, which is included in Other assets in the accompanying Statutory Statements of Financial Position.

At December 31, 2019, the Company had no protective tax deposits on deposit with the IRS under Section 6603 of the IRC.

64

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 17 - CAPITAL AND SURPLUS
Capitalization
The Company has 20,000 shares authorized, with a par value of $10,000 per share with 2,500 shares issued and outstanding. All shares are common stock and are owned by New York Life. The Company has no preferred stock.
Other Surplus Adjustments
Other adjustments, net in the accompanying Statutory Statements of Changes in Surplus at December 31, 2019, 2018 and 2017, principally include the effects of the following (in millions):

	2019	2018	2017
Surplus withdrawn from separate accounts	$44	$48	$44
Changes in surplus relating to separate accounts	(47)	(43)	(50)
Change in liability for reinsurance in unauthorized companies	(2)	1	2
Total	$(5)	$6	$(4)
Nonadmitted Assets
Under statutory accounting rules, a nonadmitted asset is defined as an asset having economic value other than that which can be used to fulfill policyholder obligations, or those assets that are unavailable due to encumbrances or other third-party interests. These assets are not recognized in the accompanying Statutory Statements of Financial Position, and are, therefore, considered nonadmitted. The changes between years in nonadmitted assets are charged or credited directly to surplus.

NOTE 18 - DIVIDENDS TO STOCKHOLDER

The Company is subject to restrictions on the payment of dividends to New York Life. Under the Delaware Insurance Code, cash dividends can be paid only out of that part of the Company’s available and accumulated surplus funds which are derived from realized net operating profits on its business and realized capital gains, and dividends (or other distributions) on capital stock can be declared and paid only out of earned surplus (being an amount equal to the unassigned funds of the Company as set forth in its most recent annual statement submitted to the Delaware Insurance Commissioner (“the Commissioner”), including all or part of the surplus arising from unrealized capital gains or revaluation of assets), except as otherwise approved by the Commissioner (provided that stock dividends may be paid out of any available surplus funds). Furthermore, no extraordinary dividend may be paid until 30 days after the Commissioner has received notice of such declaration and has not disapproved such payment within such 30 day period, or the Commissioner has approved such payment within that 30 day period. Extraordinary dividends are defined as any dividend or distribution or cash or other property, whose fair market value, together with that of other dividends or distributions made within the preceding 12 months, exceeds the greater of (1) 10 percent of the Company’s surplus as regards policyholders as of the preceding December 31 or (2) the net gain from operations of the Company for the 12 month period ending on the preceding December 31 (not including pro rata distributions of any class of the Company’s own securities).

At December 31, 2019, the amount of earned surplus of the Company available for the payment of dividends was $5,402 million. The maximum amount of dividends that may be paid in 2020 without prior notice to or approval of the Delaware Insurance Commissioner is $933 million.

Dividends may be declared by the Board of Directors of the Company from available surplus, as it deems appropriate, on a non-cumulative basis. In 2019, the Company did not pay a dividend to its sole stockholder, New York Life. In 2018, the Company paid a $600 million dividend to New York Life. In 2017, the Company paid a $275 million dividend to New York Life.

65

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 19 - LOAN-BACKED AND STRUCTURED SECURITY IMPAIRMENTS

The Company had structured securities classified as intent to sell with an amortized cost before OTTI of $46 million and $4 million, fair value of $38 million and $3 million, and recognized OTTI of $8 million and $1 million, in the general account and separate accounts, respectively, at December 31, 2019.

The following table lists each loan-backed and structured security at a CUSIP level where the present value of cash flows expected to be collected is less than the amortized cost basis during the current year (in thousands):

IMPAIRMENTS TAKEN ON CURRENT HOLDINGS DURING THE CURRENT YEAR
(1)	(2)	(3)	(4)	(5)	(6)	(7)
CUSIP(1,2)	Amortized Cost Before Current Period OTTI	Projected Cash Flows	Current Period Recognized OTTI	Amortized Cost After OTTI	Fair Value	Financial Statement Reporting Period
General Account
059469AF3	$208	$196	$12	$196	$200	12/31/2019
1248MBAL9	1,190	1,179	12	1,179	1,178	12/31/2019
12627HAK6	781	763	18	763	771	12/31/2019
12628LAJ9	193	190	3	190	180	12/31/2019
12629EAD7	1,012	997	15	997	955	12/31/2019
12638PAE9	1,212	1,173	39	1,173	1,175	12/31/2019
12667FJ55	1,404	1,342	62	1,342	1,402	12/31/2019
12667GRG0	1,995	1,990	5	1,990	1,978	12/31/2019
151314CC3	52	52	—	52	52	12/31/2019
17029RAA9	73	33	40	33	13	12/31/2019
225458XZ6	7,391	6,958	434	6,958	6,934	12/31/2019
225470S95	444	426	18	426	369	12/31/2019
32052MAA9	182	181	1	181	119	12/31/2019
3622EUAB2	494	470	24	470	487	12/31/2019
3622EUAC0	94	89	5	89	92	12/31/2019
46628BBD1	29	29	—	29	28	12/31/2019
61751DAE4	386	365	22	365	382	12/31/2019
65537BAC4	2,474	2,468	6	2,468	2,454	12/31/2019
65537BAF7	1,635	1,556	79	1,556	1,606	12/31/2019
76110VSU3	474	449	25	449	444	12/31/2019
784649AG0	237	139	98	139	134	12/31/2019
78476YAA4	541	281	261	281	241	12/31/2019
78477AAA5	194	94	100	94	80	12/31/2019
94984MAG9	485	479	5	479	484	12/31/2019
05948KP52	416	403	13	403	404	9/30/2019
1248MBAL9	202	202	—	202	200	9/30/2019
12628LAJ9	203	197	7	197	192	9/30/2019
17029RAA9	31	26	4	26	14	9/30/2019
32052MAA9	188	184	4	184	120	9/30/2019
57643MFB5	36	—	36	—	—	9/30/2019
76110VSU3	532	506	26	506	495	9/30/2019
12628KAF9	984	968	17	968	1,028	6/30/2019
12628LAJ9	215	207	7	207	202	6/30/2019
12629EAD7	1,050	1,049	1	1,049	1,047	6/30/2019

66

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 19 - LOAN-BACKED AND STRUCTURED SECURITY IMPAIRMENTS (continued)

IMPAIRMENTS TAKEN ON CURRENT HOLDINGS DURING THE CURRENT YEAR
(1)	(2)	(3)	(4)	(5)	(6)	(7)
CUSIP(1,2)	Amortized Cost Before Current Period OTTI	Projected Cash Flows	Current Period Recognized OTTI	Amortized Cost After OTTI	Fair Value	Financial Statement Reporting Period
17029RAA9	65	24	41	24	18	6/30/2019
32052MAA9	194	188	5	188	120	6/30/2019
69336RCF5	127	45	81	45	113	6/30/2019
76110VSU3	594	569	24	569	560	6/30/2019
02147QAF9	340	340	—	340	341	3/31/2019
059469AF3	801	778	23	778	799	3/31/2019
05948KH77	677	674	3	674	675	3/31/2019
05948KP52	505	495	9	495	485	3/31/2019
059515AE6	971	956	15	956	974	3/31/2019
05951KAZ6	85	83	1	83	85	3/31/2019
05951KBA0	793	763	31	763	810	3/31/2019
05953YAA9	4,832	4,715	117	4,715	4,750	3/31/2019
1248MBAJ4	4,588	4,543	45	4,543	4,377	3/31/2019
1248MBAL9	1,300	1,291	9	1,291	1,230	3/31/2019
12544TAH7	311	309	3	309	316	3/31/2019
12627HAK6	873	854	19	854	849	3/31/2019
12628KAF9	1,014	997	17	997	928	3/31/2019
12628LAJ9	227	220	8	220	212	3/31/2019
12629EAD7	1,085	1,072	13	1,072	1,030	3/31/2019
12638PAE9	1,286	1,280	7	1,280	1,244	3/31/2019
12667G6W8	736	733	4	733	739	3/31/2019
12667G7X5	1,047	1,037	11	1,037	1,030	3/31/2019
17309BAB3	144	143	1	143	145	3/31/2019
32051GTD7	772	736	37	736	768	3/31/2019
3622EUAB2	558	522	36	522	537	3/31/2019
3622EUAC0	1,207	1,130	77	1,130	1,171	3/31/2019
45660LSY6	3,585	3,430	155	3,430	3,571	3/31/2019
46625YQX4	2,244	1,849	392	1,849	1,560	3/31/2019
46628BBD1	34	34	—	34	34	3/31/2019
61750YAB5	1,068	906	162	906	1,044	3/31/2019
61752RAH5	37	36	1	36	37	3/31/2019
61752RAJ1	955	914	41	914	949	3/31/2019
76110VSU3	649	621	29	621	587	3/31/2019
76111XPR8	6	1	5	1	1	3/31/2019
81744HAF0	555	540	15	540	548	3/31/2019
93934FEM0	1,018	1,004	15	1,004	994	3/31/2019
Subtotal - General Account	XXX	XXX	$2,851	XXX	XXX
Guaranteed Separate Accounts
059469AF3	$104	$98	$6	$98	$100	12/31/2019
1248MBAL9	183	181	2	181	181	12/31/2019
12627HAK6	137	134	3	134	136	12/31/2019
61751DAE4	55	52	3	52	55	12/31/2019

67

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 19 - LOAN-BACKED AND STRUCTURED SECURITY IMPAIRMENTS (continued)

IMPAIRMENTS TAKEN ON CURRENT HOLDINGS DURING THE CURRENT YEAR
(1)	(2)	(3)	(4)	(5)	(6)	(7)
CUSIP(1,2)	Amortized Cost Before Current Period OTTI	Projected Cash Flows	Current Period Recognized OTTI	Amortized Cost After OTTI	Fair Value	Financial Statement Reporting Period
76110VSU3	4	4	—	4	4	12/31/2019
76110VSU3	5	4	—	4	4	9/30/2019
12628KAF9	128	126	2	126	134	6/30/2019
76110VSU3	5	5	—	5	5	6/30/2019
009451AP0	1	—	1	—	3	3/31/2019
02147QAF9	454	453	1	453	455	3/31/2019
059469AF3	57	56	2	56	57	3/31/2019
059515AE6	114	112	2	112	115	3/31/2019
05951KBA0	42	40	2	40	43	3/31/2019
1248MBAL9	200	198	1	198	189	3/31/2019
12627HAK6	153	150	3	150	150	3/31/2019
12628KAF9	132	130	2	130	121	3/31/2019
61750YAB5	124	105	20	105	121	3/31/2019
76110VSU3	6	5	—	5	5	3/31/2019
Subtotal - Guaranteed Separate Accounts	XXX	XXX	$50	XXX	XXX
Grand Total	XXX	XXX	$2,901	XXX	XXX

(1)Only the impaired lots within each CUSIP are included within this table.
(2)CUSIP amounts less than $1 thousand within this table are shown as zero.

NOTE 20 - SUBSEQUENT EVENTS

At March 12, 2020, the date the financial statements were available to be issued, there have been no events occurring subsequent to the close of the Company’s books or accounts for the accompanying statutory financial statements that would have a material effect on the financial condition of the Company.

68

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS

GLOSSARY OF TERMS

Term	Description
ABS	Asset-backed securities
AVR	Asset valuation reserve
CARVM	Commissioners’ Annuity Reserve Valuation Method
CMBS	Commercial mortgage-backed securities
COLI	Corporate owned life insurance
CSAs	Credit support annexes
DRD	Dividends received deduction
DSID (or “statutory accounting practices”)	Delaware State Insurance Department
DTA	Deferred tax asset(s)
DTL	Deferred tax liability(ies)
FHLB	Federal Home Loan Bank
GMAB	Guaranteed minimum accumulation benefit
GMDB	Guaranteed minimum death benefit
IMR	Interest maintenance reserve
INT 18-01	National Association of Insurance Commissioners Interpretation 18-01
IRC	Internal Revenue Code
IRS	Internal Revenue Service
LIHTC	Low-income housing tax credit
LTV	Loan to value ratio
MCF	Madison Capital Funding LLC
MCF Note Agreement	New York Life note funding agreement with MCF
MODCO	Modified coinsurance
NAIC	National Association of Insurance Commissioners
NAIC SAP	National Association of Insurance Commissioners’ Accounting Practices and Procedures
NAV	Net asset value
New York Life	New York Life Insurance Company
NYLARC	New York Life Agents Reinsurance Company
NYLAZ	NYLIFE Insurance Company of Arizona
NYLCC	New York Life Capital Corporation
NYLIFE Distributors	NYLIFE Distributors LLC
NYLIM	New York Life Investment Management LLC
NYL Investments	New York Life Investment Management Holdings LLC
NYL Investors	NYL Investors LLC
NYLIFE Securities	NYLIFE Securities LLC
OTC	Over-the-counter
OTC-cleared	Over-the-counter clearinghouse
OTC-bilateral	Over-the-counter bilateral agreements
OTTI	Other-than-temporary impairment(s)
PBR	Principle-based reserving
RMBS	Residential mortgage-backed securities
SSAP	Statement of statutory accounting principle

69

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS

Term	Description
Taiwan Branch	NYLIAC's former branch operations in Taiwan
Taiwan Corporation	New York Life Insurance Taiwan Corporation
TCJA	Tax Cuts and Jobs Act
TDR	Troubled debt restructuring
The Company	New York Life Insurance and Annuity Corporation
U.S. GAAP	Accounting principles generally accepted in the United States of America
UL	Universal life
VA	Variable annuity
VEBA	Voluntary Employees Beneficiary Association Trusts
VUL	Variable universal life
Yuanta	Yuanta Financials Holding Co., Ltd.

70

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
SCHEDULE 1 - SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA
At and for the Year Ended December 31, 2019

The following is a summary of certain financial information included in exhibits and schedules in the Annual Statement filed with the Delaware Insurance Department subjected to audit procedures by independent auditors and utilized by actuaries in the determination of reserves.

Investment Income Earned:
U.S. government bonds	$206,803,532
Other bonds (unaffiliated)	3,148,832,730
Bonds of affiliates	98,768,251
Preferred stocks (unaffiliated)	23,658
Preferred stocks of affiliates	—
Common stocks (unaffiliated)	36,569,041
Common stocks of affiliates	—
Mortgage loans	670,812,619
Real estate	7,326,819
Premium notes, policy loans and liens	54,107,842
Cash on hand and on deposit	2,562,735
Short-term investments	36,330,980
Derivative instruments	27,721,233
Other invested assets	106,862,324
Aggregate write-ins for investment income	7,145,959
Gross investment income	$4,403,867,723

Real Estate Owned - Book Value less Encumbrances	$100,882,544

Mortgage Loans - Book Value:
—
Residential mortgages	$15,681,016
Commercial mortgages	13,995,039,021
Mezzanine real estate loans	685,789,065
Total mortgage loans	$14,696,509,102

Mortgage Loans by Standing - Book Value:
Good standing	$14,695,854,103
Good standing with restructured terms	$—

Interest overdue more than 90 days, not in foreclosure	$—
Foreclosures in process	$654,999

Other Invested Assets - Statement Value	$1,514,099,509

Collateral Loans	$—

71

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 1 - SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA (continued)

Bonds and Stocks of Parent, Subsidiaries and Affiliates - Book Value:
Bonds	$2,150,577,869
Preferred stocks	$—
Common stocks	$—

Bonds and Short-Term Investments by Maturity and NAIC Designation:
Bonds by maturity - statement value:
Due within one year or less	$6,563,836,995
Over one year through five years	27,360,025,234
Over five years through 10 years	31,810,000,446
Over 10 years	$24,393,720,937
Total by maturity	$90,127,583,612

Bonds by NAIC designation - statement value
NAIC 1	$58,436,931,387
NAIC 2	27,120,907,253
NAIC 3	2,403,000,519
NAIC 4	1,860,349,796
NAIC 5	246,903,639
NAIC 6	59,491,018
Total by NAIC designation	$90,127,583,612

Total bonds publicly traded	$54,498,592,241
Total bonds privately placed	$35,628,991,371

Preferred Stocks - Statement Value	$12,963,721

Common Stocks - Market Value	$1,644,017,949

Short-Term Investments - Book Value	$44,224,224

Options, Caps and Floors Owned - Statement Value	$10,250,144

Options, Caps and Floors Written and In-Force - Statement Value	$—

Collar, Swap and Forward Agreements Open - Statement Value	$319,682,311

Future Contracts Open - Current Value	$(80,446)

Cash on Deposit	$(136,045,589.81)

72

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 1 - SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA (continued)

Life Insurance In-Force (in thousands):
Industrial	$—
Ordinary	$177,732,997
Credit life	$—
Group life	$11,863,619

Amount of Accidental Death Insurance In-Force Under
Ordinary Policies (in thousands):	$1,064,833

Life Insurance Policies with Disability Provisions In-Force (in thousands):
Industrial	$—
Ordinary	$15,697,263
Credit life	$—
Group life	$—

Supplementary Contracts In-Force:
Ordinary - not involving life contingencies
Amount on deposit	$393,808,208
Income payable	$52,429,245

Ordinary - involving life contingencies
Income payable	$37,160,168

Group - not involving life contingencies
Amount on deposit	$—
Income payable	$—

Group - involving life contingencies
Income payable	$—

Annuities:
Ordinary
Immediate - amount of income payable	$1,607,354,324
Deferred - fully paid account balance	$44,248,290,246
Deferred - not fully paid - account balance	$32,451,809,893

Group
Amount of income payable	$85,919,528
Fully paid account balance	$1,861,666
Not fully paid - account balance	$—

73

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 1 - SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA (continued)

Accident and Health Insurance - Premiums In-Force
Ordinary	$—
Group	$—
Credit	$—

Deposit Funds and Dividend Accumulations:
Deposit funds - account balance	$231,693,463
Dividend accumulations - account balance	$—

Claim Payments 2019 (in thousands):
Group accident and health - year ended December 31, 2019
2019	$—
2018	$—
2017	$—
2016	$—
2015	$—
Prior	$—

Other accident and health
2019	$—
2018	$—
2017	$—
2016	$—
2015	$—
Prior	$—

Other coverages that use developmental methods to calculate
claims reserves (in thousands):
2019	$697,299
2018	$560,813
2017	$487,771
2016	$378,457
2015	$361,625
Prior	$55,755

74

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
SCHEDULE 2 - SUMMARY INVESTMENT SCHEDULE
At and for the Year Ended December 31, 2019

	Gross Investment		Admitted Assets as
Investment Categories	Holdings*		Reported in the Annual Statement
	Amount	Percentage	Amount	Securities Lending Reinvested Collateral Amount	Total Amount	Percentage
Bonds:
U.S. governments	$5,335,859,371	4.880%	$5,335,859,371	—	$5,335,859,371	4.881%
All other governments	271,656,953	0.248	271,656,953	—	271,656,953	0.249
U.S. states, territories and possessions, etc. guaranteed	—	—	—	—	—	—
U.S. political subdivisions of states, territories, and possessions, guaranteed	—	—	—	—	—	—
U.S. special revenue and special assessment obligations, etc. non-guaranteed	16,064,167,843	14.693	16,064,167,843	—	16,064,167,843	14.695
Industrial and miscellaneous	64,236,631,719	58.752	64,236,631,719	—	64,236,631,719	58.761
Hybrid securities	—	—	—	—	—	—
Parent, subsidiaries and affiliates	2,150,577,869	1.967	2,150,577,869	—	2,150,577,869	1.967
SVO identified funds	83,141,839	0.076	83,141,839	—	83,141,839	0.076
Unaffiliated Bank loans	489,024,470	0.447	489,024,470	—	489,024,470	0.447
Total long-term bonds	88,631,060,064	81.064	88,631,060,064	—	88,631,060,064	81.076
Preferred Stocks:
Industrial and miscellaneous (Unaffiliated)	12,963,721	0.012	12,963,721	—	12,963,721	0.012
Parent, subsidiaries and affiliates	—	—		—	—	—
Total preferred stocks	12,963,721	0.012	12,963,721	—	12,963,721	0.012
Common Stock:
Industrial and miscellaneous Publicly traded (Unaffiliated)	1,027,901,096	0.940	1,027,901,096	—	1,027,901,096	0.940
Industrial and miscellaneous Other (Unaffiliated)	40,046,040	0.037	40,046,040	—	40,046,040	0.037
Parent, subsidiaries and affiliates Publicly traded	—	—	—	—	—	—
Parent, subsidiaries and affiliates Other	—	—	—	—	—	—
Mutual funds	576,070,813	0.527	576,070,813	—	576,070,813	0.527
Unit investment trusts	—	—	—	—	—	—
Closed-end funds	—	—	—	—	—	—
Total common stocks	1,644,017,949	1.504	1,644,017,949	—	1,644,017,949	1.504
Mortgage loans:
Farm mortgages	—	—		—	—	—
Residential mortgages	15,681,017	0.014	15,681,017	—	15,681,017	0.014
Commercial mortgages	13,995,039,021	12.800	13,995,039,021	—	13,995,039,021	12.802
Mezzanine real estate loans	685,789,065	0.627	685,789,065	—	685,789,065	0.627
Total mortgage loans	14,696,509,103	13.442	14,696,509,103	—	14,696,509,103	13.444
Real Estate:

75

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 2 - SUMMARY INVESTMENT SCHEDULE (continued)

	Gross Investment		Admitted Assets as
Investment Categories	Holdings*		Reported in the Annual Statement
	Amount	Percentage	Amount	Securities Lending Reinvested Collateral Amount	Total Amount	Percentage
Properties occupied by company	—	—	—	—	—	—
Properties held for production of income	100,297,544	0.092	100,297,544	—	100,297,544	0.092
Properties held for sale	585,000	0.001	585,000	—	585,000	0.001
Total real estate	100,882,544	0.092	100,882,544	—	100,882,544	0.092
Cash, cash equivalents and short-term investments:
Cash	(136,045,590)	(0.124)	(136,045,590)	—	(136,045,590)	(0.124)
Cash equivalents	1,528,306,843	1.398	1,528,306,843	—	1,528,306,843	1.398
Short-term investments	44,224,223	0.040	44,224,223	—	44,224,223	0.040
Total cash, cash equivalents and short-term investments	1,436,485,476	1.314	1,436,485,476	—	1,436,485,476	1.314
Contract loans	923,256,259	0.844	908,832,268	—	908,832,268	0.831
Derivatives	365,256,253	0.334	365,256,253	—	365,256,253	0.334
Other invested assets	1,516,504,631	1.387	1,514,099,509	—	1,514,099,509	1.385
Receivables for securities	5,963,701	0.005	5,963,701	—	5,963,701	0.005
Securities Lending	—	—	—	—	—	—
Other invested assets	1,944,975	0.002	1,944,975	—	1,944,975	0.002
Total invested assets	$109,334,844,676	100.000%	$109,318,015,566	—	$109,318,015,566	100.000%
* Gross investment holdings as valued in compliance with NAIC Accounting Practices & Procedures Manual.

76

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
SCHEDULE 3 – INVESTMENT RISKS INTERROGATORIES
At and for the Year Ended December 31, 2019

NAIC Group Code: 0826	NAIC Company Code: 91596	EIN: 13-3044743

The Investment Risks Interrogatories are to be filed by April 1. They are also to be included with the Audited Statutory Financial Statements.

Answer the following interrogatories by reporting the applicable U.S. dollar amounts and percentages of the reporting entity’s total admitted assets held in that category of investments.

1.	Reporting entity’s total admitted assets as reported on Page 2 of this annual statement. $119,590,053,909

2.	Ten largest exposures to a single issuer/borrower/investment.

	Description of		Percentage of Total
Issuer	Exposure	Amount	Admitted Assets
NEW YORK LIFE INS CO (MADISON CAPITAL FUNDING LLC)	Affiliated Bonds/Limited Partnership	$2,826,570,565	2.4%
JPMORGAN CHASE & CO	Bonds/Equity	$1,219,243,665	1.0%
WELLS FARGO & COMPANY	Bonds/Equity	$1,113,838,750	0.9%
MORGAN STANLEY	Bonds/Equity	$713,291,645	0.6%
BROOKFIELD PROPERTY PARTNERS, L.P.	Mortgage Loans	$704,891,834	0.6%
GS MORTGAGE SECURITIES	Bonds	$631,934,173	0.5%
CITIGROUP	Bonds/Equity	$559,921,966	0.5%
MAPLETREE INVESTMENTS PTE LTD	Mortgage Loans	$476,000,000	0.4%
THE MACERICH COMPANY	Mortgage Loans	$464,390,755	0.4%
BLACKSTONE	Mortgage Loans	$451,003,286	0.4%

3.	Amounts and percentages of the reporting entity’s total admitted assets held in bonds and preferred stocks by NAIC rating.

Rating	Bonds	Percentage of Total Admitted Assets	Preferred Stocks		Percentage of Total Admitted Assets
NAIC – 1	$58,436,931,415	48.9%	P/RP - 1	$95,112	—%
NAIC – 2	$27,120,907,250	22.7%	P/RP - 2	$573,420	—%
NAIC – 3	$2,403,000,520	2.0%	P/RP - 3	$—	—%
NAIC – 4	$1,860,349,797	1.6%	P/RP - 4	$—	—%
NAIC – 5	$246,903,638	0.2%	P/RP - 5	$—	—%
NAIC – 6	$59,491,019	—%	P/RP - 6	$12,295,190	—%

77

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 3 – INVESTMENT RISKS INTERROGATORIES (continued)

4.	Assets held in foreign investments:

Are assets held in foreign investments less than 2.5% of the reporting entity’s total admitted assets?
Yes [ ] No [X]

If response to 4.01 above is Yes, responses are not required for interrogatories 5-10

Total admitted assets held in foreign investments	$13,365,813,131	11.2%
Foreign-currency-denominated investments	$—	—%
Insurance liabilities denominated in that same foreign currency	$—	—%

5.	Aggregate foreign investment exposure categorized by NAIC sovereign rating:

Countries rated NAIC-1	$13,155,322,651	11.0%
Countries rated NAIC-2	$161,304,001	0.1%
Countries rated NAIC-3 or below	$49,186,477	—%

6.	Largest foreign investment exposures by country, categorized by NAIC sovereign rating:

Countries rated NAIC-1:
UNITED KINGDOM	$3,988,533,375	3.3%
CAYMAN ISLANDS	$2,630,490,480	2.2%
Countries rated NAIC-2:
Mexico	$93,409,411	0.1%
Colombia	$26,119,080	—%
Countries rated NAIC-3 or below:
BAHAMAS	$31,366,080	—%
LIBERIA	$5,987,408	—%

7. Aggregate unhedged foreign currency exposure	$500,833,991	0.4%

8.	Aggregate unhedged foreign currency exposure categorized by the country’s NAIC sovereign rating:

Countries rated NAIC-1:	$489,524,697	0.4%
Countries rated NAIC-2:	$6,092,069	—%
Countries rated NAIC-3 or below:	$5,217,226	—%

9.	Largest unhedged foreign currency exposures by country, categorized by the country’s NAIC sovereign rating:

Countries rated NAIC-1:
Luxembourg	$163,598,148	0.1%
Australia	$163,397,988	0.1%
Countries rated NAIC-2:
India	$2,966,630	—%
Italy	$1,552,827	—%
Countries rated NAIC-3 or below:
Brazil	$2,810,197	—%
South Africa	$2,124,298	—%

78

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 3 – INVESTMENT RISKS INTERROGATORIES (continued)

10.	Ten largest non-sovereign (i.e. non-governmental) foreign issues:

Issuer	NAIC Rating
SMITH & NEPHEW PLC	1	$144,500,000	0.1%
COMPASS GROUP PLC	1	$135,000,000	0.1%
TRITAX BIG BOX REIT PLC	2	$132,806,259	0.1%
STATNETT SF	1	$123,800,000	0.1%
ANGLIAN WATER GROUP LTD	1FE	$111,977,316	0.1%
BRITISH LAND COMPANY PLC	1	$110,830,972	0.1%
Angel Trains Grp	2	$109,821,834	0.1%
BASF SE	1FE	$108,490,008	0.1%
COOPERATIEVE RABOBANK UA	2FE	$108,152,762	0.1%
LESAFFRE	2	$95,412,457	0.1%

11.	Amounts and percentages of the reporting entity’s total admitted assets held in Canadian investments and unhedged Canadian currency exposure.

Are assets held in Canadian investments less than 2.5% of the reporting entity’s total admitted assets? Yes [X] No [ ]

If response to 11.01 is Yes, detail is not required for the remainder of Interrogatory 11

12.	Report aggregate amounts and percentages of the reporting entity’s total admitted assets held in investments with contractual sales restrictions.

Are assets held in investments with contractual sales restrictions less than 2.5% of the reporting entity’s total admitted assets? Yes[X] No[ ]

If response to 12.01 is Yes, responses are not required for the remainder of Interrogatory 12

13.	Amounts and percentages of admitted assets held in the ten largest equity interests:

Are assets held in equity interest less than 2.5% of the reporting entity’s total admitted assets?
Yes [] No [X]

If response to 13.01 above is Yes, responses are not required for the remainder of Interrogatory 13

Issuer
Madison Capital Funding LLC	$675,992,696	0.6%
VANGUARD 500 INDEX FUND	$258,641,308	0.2%
SPDR S&P 500 ETF TRUST	$173,968,227	0.2%
CANDRIAM GF HIGH YIELD CORPORATE	$84,802,830	0.1%
CANDRIAM WORLD ALTERNATIVE ALPHAMAX	$82,972,683	0.1%
GoldPoint Mezzanine Partners IV, LP	$77,690,214	0.1%
CANDRIAM GF - US EQUITY OPPORTUN	$65,456,047	0.1%
CVP European Credit Opportunity Fund Limited	$55,199,863	0.1%
INE CANDRIAM GF US COR BD SQ USD DIS	$54,129,000	0.1%
NYLIC HKP Member LLC	$49,765,139	0.0%

79

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 3 – INVESTMENT RISKS INTERROGATORIES (continued)

14. Amounts and percentages of the reporting entity’s total admitted assets held in nonaffiliated, privately placed equities:

Are assets held in nonaffiliated, privately placed equities less than 2.5% of the reporting entity’s total admitted assets? Yes [X] No [ ]

If response to 14.01 above is Yes responses are not required for the remainder of Interrogatory 14

15. Amounts and percentages of the reporting entity’s total admitted assets held in general partnership interests:

Are assets held in general partnership interests less than 2.5% of the reporting entity’s total admitted assets? Yes [X] No [ ]

If response to 15.01 above is Yes responses are not required for the remainder of Interrogatory 15

16. Amounts and percentages of the reporting entity’s total admitted assets held in mortgage loans:

Are mortgage loans reported in Schedule B less than 2.5% of the reporting entity’s total admitted assets? Yes [ ] No [X]

If response to 16.01 above is Yes, responses are not required for the remainder of Interrogatory 16 and Interrogatory 17

Type ( Residential, Commercial, Agricultural)
Commercial	$405,500,000	0.3%
Commercial	$247,100,000	0.2%
Commercial	$228,900,000	0.2%
Commercial	$205,476,020	0.2%
Commercial	$186,958,229	0.2%
Commercial	$182,355,509	0.2%
Commercial	$159,000,000	0.1%
Commercial	$155,699,999	0.1%
Commercial	$155,351,617	0.1%
Commercial	$150,113,995	0.1%

Amount and percentage of the reporting entity’s total admitted assets held in the following categories of mortgage loans:

Construction loans	$186,759,014	0.2%
Mortgage loans over 90 days past due	$—	—%
Mortgage loans in the process of foreclosure	$654,999	—%
Mortgage loans foreclosed	$—	—%
Restructured mortgage loans	$—	—%

80

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 3 – INVESTMENT RISKS INTERROGATORIES (continued)

17.	Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:

Loan-to-Value	Residential		Commercial		Agricultural
above 95%	$—	—%	$128,018,334	0.1%	$—	—%
91% to 95%	$—	—%	$—	—%	$—	—%
81% to 90%	$—	—%	$—	—%	$—	—%
71% to 80%	$472,824	—%	$664,135,235	0.6%	$—	—%
Below 70%	$15,208,191	—%	$13,888,674,517	11.6%	$—	—%

18. Amounts and percentages of the reporting entity’s total admitted assets held in each of the five largest investments in real estate:

Are assets held in real estate reported less than 2.5% of the reporting entity’s total admitted assets
Yes [X] No [ ]

If response to 18.01 above is Yes, responses are not required for the remainder of Interrogatory 18

19. Report aggregate amounts and percentages of the reporting entity’s total admitted assets held in investments held in mezzanine real estate loans:

Are assets held in investment held in mezzanine real estate loans less than 2.5% of the reporting entity’s total admitted assets Yes [X] No [ ]

If response to 19.01 above is Yes, responses are not required for the remainder of Interrogatory 19

20.	Amounts and percentages of the reporting entity’s total admitted assets subject to the following types of agreements:

			At End of Each Quarter
	At Year End		1st Qtr	2nd Qtr	3rd Qtr
Securities lending agreements (do not include assets held as collateral for such transactions)	$624,794,859	0.5%	$654,641,102	$635,932,225	$626,063,941
Repurchase agreements	$—	—%	$—	$—	$—
Reverse repurchase agreements	$219,792,000	0.2%	$177,759,000	$182,177,000	$177,978,000
Dollar repurchase agreements	$1,388,625	—%	$—	$—	$—
Dollar reverse repurchase agreements	$—	—%	$—	$—	$—

21.	Amounts and percentages of the reporting entity’s total admitted assets for warrants not attached to other financial instruments, options, caps, and floors:

	Owned		Written

Hedging	$10,250,144	—%	$—	—%
Income generation	$—	—%	$—	—%
Other	$—	—%	$—	—%

81

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 3 – INVESTMENT RISKS INTERROGATORIES (continued)

22.	Amounts and percentages of the reporting entity’s total admitted assets of potential exposure for collars, swaps, and forwards:

			At End of Each Quarter
	At Year End		1st Qtr	2nd Qtr	3rd Qtr

Hedging	$91,010,154	0.1%	$87,731,265	$91,725,052	$90,341,410
Income generation	$—	—%	$—	$—	$—
Replications	$14,947	—%	$—	$—	$—
Other	$—	—%	$—	$—	$—

23.	Amounts and percentages of the reporting entity’s total admitted assets of potential exposure for futures contracts:

At End of Each Quarter
	At Year End		1st Qtr	2nd Qtr	3rd Qtr

Hedging	$301,379	—%	$199,812	$185,565	$277,601
Income generation	$—	—%	$—	$—	$—
Replications	$—	—%	$—	$—	$—
Other	$—	—%	$—	$—	$—

82

PART C. OTHER INFORMATION

ITEM 24.    FINANCIAL STATEMENTS AND EXHIBITS

a. Financial Statements.

All required financial statements are included in Part B of this Registration Statement.

b. Exhibits.

(1)	Resolution of the Board of Directors of New York Life Insurance and Annuity Corporation (“NYLIAC”) authorizing establishment of the Separate Account – Previously filed as Exhibit (1) to Registrant’s initial Registration Statement, re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (1) to Registrant’s Post-Effective Amendment No. 2 on Form N-4 (File No. 033-87382), filed 4/25/97.

(1)

(2)	Not applicable.

(3)(a)	Distribution Agreement between NYLIFE Securities Inc. and NYLIAC – Previously filed as Exhibit (3)(a) to Post- Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC MFA Separate Account-I (File No. 2-86084), re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (3)(a) to Post-Effective Amendment No. 4 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 033-64410), filed 4/25/97.

(3)(b)	Distribution Agreement, dated August 2, 1995, between NYLIFE Distributors, Inc. and NYLIAC – Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit(3)(b) to Post-Effective Amendment No. 1 on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 4/18/96.

(3)(c)	Distribution and Underwriting Agreement, dated April 27, 2006, between New York Life Insurance and Annuity Corporation and NYLIFE Distributors LLC – Previously filed in accordance with Regulation S-T, 17 CFR 232.102 (e) as Exhibit(c)(3) to Post-Effective Amendment No. 16 on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 8/15/06.

(3)(c)(1)	Form of Amendment to Distribution and Underwriting Agreement between New York Life Insurance and Annuity Corporation and NYLIFE Distributors LLC, effective as of March 6, 2015 – Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (3)(g)(1) to Post-Effective Amendment No. 38 to the registration statement on Form N-4 for NYLIAC MFA Separate Account-I (File No. 002-86083), filed 4/14/2015.

(4)(a)	Specimen Policy for MainStay Premium Plus Variable Annuity – Previously filed in accordance with Regulation S- T, 17 CFR 232.102(e) as Exhibit (4) to Registrant’s initial registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account – III (File No. 333-30706), filed 2/18/00.

(4)(b)	Specimen Policy for MainStay Premium Plus Variable Annuity – Previously filed in accordance with Regulation S- T, 17 CFR 232.102(e) as Exhibit (4)(b) to Registrant’s Post-Effective Amendment No. 1 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - III (File No. 333-30706), filed 6/16/00.

(4)(c)	Specimen Policy for LifeStages Premium Plus Variable Annuity – Previously filed in accordance with Regulation S- T, 17 CFR 232.102(e) as Exhibit (4)(c) to Registrant’s Post-Effective Amendment No. 1 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - III (File No. 333-30706), filed 6/16/00.

(4)(d)	Specimen Policy for MainStay Premium Plus Variable Annuity (Single Premium) – Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (4)(d) to Registrant’s Post-Effective Amendment No. 3 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - III (File No. 333-30706), filed 9/26/00.

(4)(e)	Earnings Enhancement Benefit Rider – Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (4)(a) to Post-Effective Amendment No. 4 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 333-80535), filed 7/13/01.

(4)(f)	Enhancement Spousal Continuance Rider – Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (e) as Exhibit (4)(b) to Post-Effective Amendment No. 4 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 333-80535), filed 7/13/01.

(4)(g)	Specimen Policy for MainStay Premium Plus II Variable Annuity (203-190) – Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (4)(g) to Registrant’s Post-Effective Amendment No. 9 to the registration statement on Form N-4 (File No. 333-30706), filed 2/14/03.

(4)(h)	Specimen Policy for LifeStages Premium Plus II Variable Annuity (203-195) – Previously filed in accordance with Regulation S-T, 17 CFR 232.102 (e) as Exhibit (4)(h) to Registrant’s Post-Effective Amendment No. 9 to the registration statement on Form N-4 (File No. 333-30706), filed 2/14/03.

(4)(i)	Rider to Specimen Policy for the MainStay Plus Variable Annuity – Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (4)(b) to Post-Effective Amendment No. 6 to the registration statement on Form N-4 for NYLIAC Variable annuity Separate Account - III (File No. 033-87382), filed 2/18/99.

(4)(j)	Unemployment Benefit Rider – Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (4)(f) to the Initial Registration Statement on Form N-4 for NYLIAC Variable annuity Separate Account - IV (File No.333-106806), filed 7/3/03.

(4)(k)	Living Needs Benefit Rider – Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (4)(h) to the Initial Registration Statement on Form N-4 for NYLIAC Variable annuity Separate Account - IV (File No. 333-106806), filed 7/3/03.

(4)(l)	Living Needs Benefit/Unemployment Rider – Previously filed in accordance with Regulation S-T, 17 CFR 232.102 (e) as Exhibit (4)(c) to Post-Effective Amendment 17 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 333-80535), filed 4/14/10.

(5)(a)	Form of application for a policy for MainStay Premium Plus Variable Annuity – Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (5) to Registrant’s initial registration statement on Form N-4 (File No. 333-30706), filed 6/16/00.

(5)(b)	Form of application for a policy for LifeStages Premium Plus Variable Annuity – Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (5)(b) to Registrant’s Post-Effective Amendment No. 1 to the registration statement on Form N-4 (File No. 333-30706), filed 6/16/00.

(5)(c)	Form of application for a policy for MainStay Premium Plus Variable Annuity (Single Premium) – Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (5)(c) to Registrant’s Post-Effective Amendment No. 3 to the registration statement on Form N-4 (File No. 333-30706), filed 9/26/00.

(5)(d)	Form of Application for LifeStages Deferred Variable Annuities (204-593) – Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (5)(d) to Post-Effective Amendment No. 3 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - IV (File No. 333-106806), filed 8/26/04.

(6)(a)	Certificate of Incorporation of NYLIAC – Previously filed as Exhibit (6)(a) to the registration statement on Form S- 6 for NYLIAC MFA Separate Account-I (File No. 2-86083), re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (6)(a) to the initial registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 7/3/96.

(6)(a)(1)	Amended and Restated Certificate of Incorporation of NYLIAC (executed May 1, 2009) – Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (6)(a)(1) to Post-Effective Amendment No. 36 to the registration statement on Form N-4 for the NYLIAC MFA Separate Account – I (File No. 2- 86083), filed 4/12/13 and incorporated herein by reference.

(6)(b)(1)	By-Laws of NYLIAC – Previously filed as Exhibit (6)(b) to the registration statement on Form S-6 for NYLIAC MFA Separate Account-I (File No. 2-86083), re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (6)(b) to the initial registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 7/3/96.

(6)(b)(2)	Amendments to By-Laws of NYLIAC – Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (6)(b)(2) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-39157), filed 4/3/98.

(6)(b)(3)	Amended and Restated By-Laws of NYLIAC (effective May 1, 2009) – Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (6)(b)(3) to Post-Effective Amendment No. 36 to the registration statement on Form N-4 for the NYLIAC MFA Separate Account – I (File No. 2-86083), filed 4/12/13.

(7)	Contract of Reinsurance between Connecticut General Life Insurance Company/Cigna Reinsurance and NYLIAC – Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (7) to Registrant’s Post-Effective Amendment No. 1 on Form N-4 (File No. 33-87382), filed 4/18/96.

(8)(a)	Stock Sale Agreement between NYLIAC and MainStay VP Series Fund, Inc. (formerly New York Life MFA Series Fund, Inc.) – Previously filed as Exhibit (8)(a) to Pre-Effective Amendment No. 1 to the registration statement on Form N-1 for New York Life MFA Series Fund, Inc. (File No. 2-86082), re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(a) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 1/2/97.

(8)(b)	Participation Agreement among Acacia Capital Corporation, Calvert Asset Management Company, Inc. and NYLIAC, as amended – Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(1) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 1/2/97.

(8)(c)	Participation Agreement among The Alger American Fund, Fred Alger and Company, Incorporated and NYLIAC – Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(2) to Pre- Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 1/2/97.

(8)(d)	Participation Agreement between Janus Aspen Series and NYLIAC – Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(3) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 1/2/97.

(8)(e)	Participation Agreement among Morgan Stanley Universal Funds, Inc., Morgan Stanley Asset Management Inc. and NYLIAC – Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(4) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 1/2/97.

(8)(f)	Amended and Restated Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors Corporation and NYLIAC, as amended, dated November 23, 2009 – Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(f) to Post-Effective Amendment No. 24 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - I (File No. 033-53342), filed 4/13/10.

(8)(g)	Form of Participation Agreement among T. Rowe Price Equity Series, Inc., T. Rowe Price Investment Services, Inc. and NYLIAC – Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(h) to Post- Effective Amendment No. 7 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 33-53342), filed 4/16/98.

(8)(h)	Form of Participation Agreement among Van Eck Worldwide Insurance Trust, Van Eck Associates Corporation, Van Eck Securities Corporation, and NYLIAC – Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(i) to Post- Effective Amendment No. 7 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 33-53342), filed 4/16/98.

(8)(i)	Form of Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services Company and NYLIAC – Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(j) to Post-Effective Amendment No. 7 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 33-53342), filed 4/16/98.

(8)(j)	Form of Participation Agreement among NYLIAC, Variable Insurance Funds, AmSouth Bank and Bisys Fund Services Limited Partnership – Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(k) to Registrant’s Post-Effective Amendment No. 4 to the registration statement on Form N-4 (File No. 333-30706), filed 12/12/00.

(8)(k)	Form of Subscription Agreement between NYLIAC and Variable Insurance Funds – Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(l) to Registrant’s Post-Effective Amendment No. 4 to the registration statement on Form N-4 for (File No. 333-30706), filed 12/12/00.

(8)(l)	Form of Participation Agreement among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Inc. and NYLIAC – Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(q) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life-Separate Account-I (File No. 333-57210), filed 6/4/01.

(8)(m)	Form of Participation Agreement among Dreyfus Investment Portfolios, The Dreyfus Corporation, Dreyfus Service Corporation and NYLIAC – Previously filed in accordance with Regulation S-T, 17CFR 232.102(e) as Exhibit (9)(r) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-57210), filed 6/4/01.

(8)(n)	Form of Substitution Agreement among NYLIAC, MainStay Management LLC, and New York Life Investment Management LLC – Previously filed in accordance with Regulation S-T, 17CFR 232.102(e) as Exhibit (9)(s) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life- Separate Account-I (File No. 333-57210), filed 6/4/01.

(8)(o)	Amendment dated 9/27/02 to Stock Sale Agreement dated 6/4/93 between NYLIAC and MainStay VP Series Fund, Inc. – Previously filed in accordance with Regulation S-T, 17CFR 232.102 (e) as Exhibit (8)(n) to Post- Effective Amendment No. 18 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 4/9/03.

(8)(p)	Form of 12b-1 Plan Services Agreement for the Service Class Shares of Mainstay VP Series Fund, Inc. between NYLIFE Distributors, Inc. and NYLIAC dated 4/13/02 – Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(o) to Post-Effective Amendment No. 19 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 5/14/03.

(8)(q)	Form of Class S Service Agreement between Fred Alger & Company, Incorporated and NYLIAC dated 4/30/03 – Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(p) to Post-Effective Amendment No. 19 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033- 87382), filed 5/14/03.

(8)(r)	Form of Distribution Agreement between Dreyfus Service Corporation and NYLIAC dated as of 2/24/03 – Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(q) to Post-Effective Amendment No. 19 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 5/14/03.

(8)(s)	Form of Amended and Restated Service Contract between Fidelity Distributors Corporation and NYLIFE Distributors dated 10/1/11 – Filed herewith.

(8)(t)	Form of Distribution and Shareholder Services Agreement between Janus Distributors LLC and NYLIAC dated 4/30/03 – Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(s) to Post- Effective Amendment No. 19 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 5/14/03.

(8)(u)	Form of Fund Participation Agreement (Service Shares) between Janus Aspen Series and NYLIAC dated 4/30/03 – Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(t) to Post-Effective Amendment No. 19 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 5/14/03.

(8)(v)	Form of Participation Agreement by and among MFS Variable Insurance Trust, Massachusetts Financial Services Company and NYLIAC dated 4/30/03 – Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(u) to Post-Effective Amendment No. 19 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 5/14/03.

(8)(w)	Form of Administrative Service Agreement between Morgan Stanley & Co. Incorporated and NYLIAC dated 4/30/03 – Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(v) to Post- Effective Amendment No. 19 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 5/14/03.

(8)(x)	Form of Distribution and Administrative Services Agreement, Class S Shares, between Neuberger Berman Management, Inc. and NYLIAC – Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(w) to Post-Effective Amendment No. 19 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 5/14/03.

(8)(y)	Form of Supplement for Distribution Services Agreement between T. Rowe Price Investment Services, Inc. and NYLIAC – Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(x) to Post- Effective Amendment No. 19 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 5/14/03.

(8)(z)	Form of Participation Agreement among Victory Variable Insurance Funds, BISYS Fund Services Limited Partnership, Victory Capital Management, Inc. and NYLIAC – Previously filed in accordance with Regulation S- T, 17 CFR 232.102(e) as Exhibit (8)(o) to Post-Effective Amendment No. 16 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - I (File No. 033-53342), filed 4/5/04.

(8)(a)(a)	Form of Distribution and Service Agreement, Class A shares, between BISYS Fund Services Limited Partnership and NYLIFE Distributors Inc. – Previously filed in accordance with Regulation S-T 17 CFR 232.102(e) as Exhibit (8)(p) to Post-Effective Amendment No. 16 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - I (File No. 033-53342), filed 4/5/04.

(8)(b)(b)	Form of Participation Agreement among Liberty Variable Investment Trust, Columbia Funds Distributor, Inc. and NYLIAC – Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(a)(a) to Post- Effective Amendment No. 4 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - IV (File No. 333-106806), filed 10/25/04.

(8)(c)(c)	Form of Participation agreement among Royce Capital Fund, Royce & Associates, LLC and NYLIAC – Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (h)(19) to Post-Effective Amendment No. 10 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I (File No. 333-48300), filed 6/25/04.

(8)(d)(d)	Administrative Services Letter of Agreement between Columbia Funds Distributor, Inc. and NYLIAC – Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(t) to Post-Effective Amendment No. 18 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 033- 53342), filed 4/12/05.

(8)(e)(e)	Form of Administrative Services Agreement by and between Royce & Associates, LLC and NYLIAC – Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(u) to Post-Effective Amendment No. 18 to the registration statement on Form N-4 for NYLIAC NVA Separate Account-I (File No. 033-53342), filed 4/12/05.

(8)(f)(f)	Administrative Services Agreement between New York Life Investment Management LLC and NYLIAC dated 1/1/05 – Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(w) to Post- Effective Amendment No. 20 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - I (File No. 033-53342), filed 4/10/06.

(8)(g)(g)	Participation Agreement among New York Life Insurance and Annuity Corporation, MainStay VP Series Fund, Inc., and New York Life Investment Management LLC dated 10/7/04 – Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(y) to Post-Effective Amendment No. 20 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account I (File No. 033-53342), filed 4/10/06.

(8)(h)(h)	Form of Participation Agreement among NYLIAC, PIMCO Variable Insurance Trust and PIMCO Advisors Distributors LLC – Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) ad Exhibit (h)(17) to Post-Effective Amendment No. 9 to the registration statement on Form N-6 for NYLIAC, Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 4/14/04.

(8)(i)(i)	Form of PIMCO Services Agreement For Advisor Class Shares of PIMCO Variable Insurance Trust, and effective as of January 14, 2010, between NYLIAC and Pacific Investment Management Company LLC – Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(z) to Post-Effective Amendment No. 24 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 033-53342).

(8)(j)(j)	Form of Administrative Services Agreement, dated March 25, 2011, and effective as of May 1, 2011, between Blackrock Advisors, LLC and NYLIAC – Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) and Exhibit (8)(a)(a) to Post-Effective Amendment No. 25 to the registration statement on Form N-4 for NYLIAC, Variable Annuity Separate Account - I (File No. 033-53342), filed 4/14/11.

(8)(k)(k)	Form of Fund Participation Agreement, dated March 25, 2011, and effective as of May 1, 2011, between Blackrock Variable Series Funds, Inc., Blackrock Investments, LLC, and NYLIAC – Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(b)(b) to Post-Effective Amendment No. 25 to the registration statement on Form N-4 for NYLIAC, Variable Annuity Separate Account - I (File No. 033-53342), filed 4/14/11.

(8)(l)(l)	Amended and Restated Administrative Services Agreement between New York Life Investment Management LLC and NYLIAC, dated February 17, 2012 – Previously filed in accordance with Regulation S-T 17 CFR 232.102(e) as Exhibit (8)(c)(c) to Post-Effective Amendment No. 26 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - I (File No. 033-53342), filed 4/11/12.

(8)(m)(m)	Amended and Restated 12b-1 Plan Services Agreement for the Service Class Shares of the MainStay VP Funds Trust between NYLIFE Distributors LLC and NYLIAC, dated April 29, 2011 - Previously filed in accordance with Regulation S-T 17 CFR 232.102(e) as Exhibit (8)(d)(d) to Post-Effective Amendment No. 26 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account – I (File No. 033-53342), filed 4/11/12.

(8)(n)(n)	Form of PIMCO Services Agreement for Advisor Class Shares of PIMCO Variable Insurance Trust, dated February 25, 2014, and effective May 1, 2014, between Pacific Investment Management Company LLC and New York Life Insurance and Annuity Corporation - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit 8(e)(e) to Post-Effective Amendment No. 28 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - I (File No. 033-53342), filed 4/11/14.

(8)(o)(o)	Form of Selling Agreement for Advisor Class Shares of PIMCO Variable Insurance Trust, dated February 25, 2014, between PIMCO Investments LLC and New York Life Insurance and Annuity Corporation - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit 8(f)(f) to Post-Effective Amendment No. 28 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - I (File No. 033-53342), filed 4/11/14.

(8)(p)(p)	Form of Participation Agreement among Columbia Funds Variable Series Trust II, Columbia Management Investment Distributors, Inc. and New York Life Insurance and Annuity Corporation, dated March 1, 2015 – Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(g)(g) to Post-Effective Amendment No. 29 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 033-53342), filed 4/14/2015.

(8)(q)(q)	Form of Participation Agreement, dated May 1, 2007, among New York Life Insurance and Annuity Corporation, Deutsche Variable Series I (formerly, DWS Variable Series I), Deutsche Variable Series II (formerly, DWS Variable Series II), Deutsche Investments VIT Funds (formerly, DWS Investments VIT Funds), DWS Scudder Distributors, Inc. (formerly, DWS Investments Distributors, Inc.) and Deutsche Investment Management Americas Inc. — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (h)(27) to Post-Effective Amendment No. 17 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I (File No. 333-48300), filed 4/18/07.

(8)(r)(r)	Administrative Services Letter of Agreement, dated May 1, 2007, between Deutsche Investment Management Americas Inc. and New York Life Insurance and Annuity Corporation — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(14) to Pre-Effective Amendment No. 1 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-147707), filed 4/14/08.

(8)(s)(s)	Form of Participation Agreement among Legg Mason Investor Services, LLC and New York Life Insurance and Annuity Corporation — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(j)(j) to Post-Effective Amendment No.31 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No.033-53342), filed 4/11/17.

(8)(t)(t)	Form of Administrative Services Agreement among Legg Mason Investor Services, LLC and New York Life Insurance and Annuity Corporation — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(k)(k) to Post-Effective Amendment No.31 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 033-53342), filed 4/11/17.

(8)(u)(u)	Form of Participation Agreement by and among AIM Variable Insurance Funds, AIM Distributors, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (h)(22) to Post- Effective Amendment No. 13 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 9/15/05.

(8)(v)(v)	Form of Participation Agreement, dated August 14, 2006, among New York Life Insurance and Annuity Corporation, American Funds Insurance Series and Capital Research and Management Company - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (h)(24) to Post Effective Amendment No. 16 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 8/15/06.

(8)(w)(w)	Form of Fund Participation Agreement, dated August 14, 2006, among New York Life Insurance and Annuity Corporation, Delaware VIP Trust, Delaware Management Company, and Delaware Distributors, L.P. - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (h)(25) to Post-Effective Amendment No. 16 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account — I (File No. 333-48300), filed 8/15/06.

(8)(x)(x)	Form of Service Agreement between Fidelity Investments Institutional Operations Company, Inc. and New York Life Insurance and Annuity Corporation dated 1/1/1998 – Filed herewith.

(9)	Opinion and Consent of Thomas F. English, Esq. Filed herewith.

(10)(a)	Consent of PricewaterhouseCoopers LLP. Filed herewith.

(10)(b)	Powers of Attorney. Filed herewith.

ITEM 25.	DIRECTORS AND OFFICERS OF THE DEPOSITOR

The principal business address of each director and officer of NYLIAC is 51 Madison Avenue, New York, NY 10010.

Name:	Title:
Mathas, Theodore A.	Chairman of the Board, President & Chief Executive Officer
Ashe, Christopher T.	Director & Senior Vice President
Bedard, David G.	Director & Senior Vice President
Brill, Elizabeth K.	Director, Senior Vice President & Chief Actuary
Cook, Alexander I. M.	Director & Senior Vice President
Gardner, Robert M.	Director, Senior Vice President & Controller
Grove, Matthew M.	Director, Executive Vice President & Co-Chief Operating Officer
Harte, Francis Michael	Director & Senior Vice President
Hendry, Thomas A.	Director, Senior Vice President & Treasurer
Huang, Dylan W.	Director, Senior Vice President & Actuary
Madgett, Mark J.	Director, Executive Vice President & Head of Agency
Miller, Amy	Director
Seter, Arthur H.	Director, Senior Vice President & Chief Investment Officer
Steinberg, Joel M.	Director, Senior Vice President & Chief Risk Officer
Wion, Matthew D.	Director & Senior Vice President
DeSanto, Craig L.	Executive Vice President, Co-Chief Operating Officer & Actuary
Feldstein, Eric	Executive Vice President & Chief Financial Officer
Malloy, Anthony R.	Executive Vice President
Afshar, Pedram	Senior Vice President
Badler, Sara L.	Senior Vice President & Chief Compliance Officer
Ball, Aaron C.	Senior Vice President
Berlin, Scott L.	Senior Vice President
Castellani, David J.	Senior Vice President
Cristallo, James J.	Senior Vice President & Actuary
DiMella, Robert A.	Senior Vice President
English, Thomas F.	Senior Vice President & Chief Legal Officer
Karmen, Robert	Senior Vice President & Deputy General Counsel
Lamarque, Natalie	Senior Vice President
Lenz, Scott L.	Senior Vice President, Deputy General Counsel & Chief Tax Counsel
Lewis, Frances	Senior Vice President
Loffredo, John M.	Senior Vice President
McDermott, Gail A.	Senior Vice President
Micucci, Alison H.	Senior Vice President
Ok, Francis J.	Senior Vice President
Phlegar, Jeffrey S.	Senior Vice President
Ramasamy, Neal S.	Senior Vice President & Chief Technology Officer
Rocchi, Gerard A.	Senior Vice President
Rosenthal, Benjamin L.	Senior Vice President
Rzad, Amaury J.	Senior Vice President
Schwartz, Richard C.	Senior Vice President
Talgo, Mark W.	Senior Vice President
Virendra, Sonali	Senior Vice President
Yoon, Jae	Senior Vice President
Alam, Raianul	Vice President
Anderson, Erik A.	Vice President & Actuary
Ascione, Mitchell P.	Vice President
Bain, Karen A.	Vice President - Tax
Behrens, Dawn	Vice President
Beligotti, Jeffrey	Vice President & Actuary
Bolstad, Max C.	Vice President & Chief Privacy Officer
Bredikis, Scott	Vice President
Brooks, Devon E.	Vice President
Burke, Robert P.	Vice President
Caminiti, Philip E.	Vice President
Carbone, Jeanne M.	Vice President & Actuary
Casanova, Ramon A.	Vice President & Actuary
Chen, Roger	Vice President
Cherpelis, George S.	Vice President
Cirella, Margaret M.	Vice President
Cristallo, Gina A.	Vice President
Cronin, Maureen A.	Vice President, Associate General Counsel & Assistant Secretary
Cruz, Jeanne M.	Vice President
Dial, Robert H.	Vice President
Diaz, Mayra L.	Vice President
Donohue, Robert P.	Vice President & Assistant Treasurer
Dowden, David	Vice President
Dubrow, Michael G.	Vice President
Feinstein, Jonathan	Vice President
Ferguson, Robert E.	Vice President
Fitzgerald, Edward J.	Vice President
Fong, Michael	Vice President & Actuary
Frawley, Stephanie A.	Vice President
Furlong, Brian	Vice President
Gangemi, Thomas J.	Vice President & Chief Underwriter
Hallahan, Mary T.	Vice President & Assistant Treasurer
Han, Wen Wei	Vice President & Actuary
Hanley, Dale A.	Vice President
Hassemer, Michelle	Vice President
Heller, Thomas S.	Vice President
Hoffman, Eric S.	Vice President
Hofmann, Glenn	Vice President
Hynes, Robert J.	Vice President
Kary, Jason	Vice President
Khalil, Saad A.	Vice President & Assistant Treasurer
Kim, Terry	Vice President
Koltisko, Joseph D.	Vice President
Kraus, Linda M.	Vice President
Kravitz, Jodi L.	Vice President & Actuary
Kuan, Melissa	Vice President
Kuhl, Amanda L.	Vice President & Actuary
Kyan, Raymond	Vice President
Larkin, Colleen E.	Vice President
Lynn, Eric J.	Vice President & Actuary
Marinaccio, Ralph S.	Vice President
McGinnis, Timothy M.	Vice President
McNamara, Stephen J.	Vice President & Actuary
Melka, Frank David	Vice President
Millay, Edward P.	Vice President
Mitchinson, Tod J.	Vice President & Chief Information Security Officer
Mosquera, Jaime	Vice President & Actuary
Murphy, Marijo F.	Vice President
Pasyanos, Nicholas	Vice President & Actuary
Pecorino, Paul	Vice President
Perry, Valerie L.	Vice President - Underwriting
Petty, William	Vice President
Pizzute, Robert J.	Vice President
Quartararo, Paul	Vice President & Chief Medical Director
Roy, Ari	Vice President
Rubin, Janis C.	Vice President
Seewald, Scott R.	Vice President
Sell, David S.	Vice President
Shannon, Joseph J.	Vice President
Shaub, Sarah	Vice President
Sherman, Nancy G.	Vice President
Silber, Irwin	Vice President & Actuary
Suh, Hannah L.	Vice President & Actuary
Suryapranata, Monica	Vice President
Tai, Ka Luk Stanley	Vice President
Tate, William P.	Vice President
Taylor, Todd	Vice President & Actuary
Tillotson, Sandra G.	Vice President & Legal Officer
Verastegui, Victor A.	Vice President
Walsh, Richard M.	Vice President
Walsh, Simon	Vice President
Webster, Gregory H.	Vice President
Weinstein, Scott W.	Vice President
Whites, Charles A.	Vice President & Associate General Counsel
Wildin, Michellen	Vice President
Williams, Matthew	Vice President
Yashnyk, Michael A.	Vice President
Zeng, Paul	Vice President & Actuary
Meade, Colleen A.	Secretary

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

The Depositor, NYLIAC, is a wholly-owned subsidiary of New York Life Insurance Company (“New York Life”). The Registrant is a segregated asset account of NYLIAC. The following chart indicates persons presumed to be controlled by New York Life(+), unless otherwise indicated. Subsidiaries of other subsidiaries are indented accordingly, and ownership is 100% unless otherwise indicated.

Name	Jurisdiction of Organization	Percent of Voting Securities Owned
NYL Investors LLC(*)(†)	(Delaware)
NYL Investors (U.K.) Limited(*)(†)	(United Kingdom)
NYL Investors REIT Manager LLC	(Delaware)
NYLIM Holdings NCVAD GP, LLC	(Delaware)
McMorgan Northern California Value Add/Development Fund I, LP	(Delaware)	(50%)
MNCVAD-OFC Bridgepointe CA LLC	(Delaware)
MNCVAD-OFC RIDDER PARK CA LLC	(Delaware)
MNCVAD-GRAYMARK RIDDER	(Delaware)	(97.50%)
MNCVAD-OFC ONE BAY CA LLC	(Delaware)
MNCVAD-HARVEST ONE BAY LLC	(Delaware)	(95%)
MNCVAD-IND RICHMOND CA LLC	(Delaware)
NYL Investors NCVAD II GP, LLC	(Delaware)
McMorgan Northern California Value Add/Development Fund II, LP	(Delaware)	(50%)
MNCVAD II-MF HENLEY CA LLC	(Delaware)
MNCVAD II-SP HENLEY JV LLC	(Delaware)	(90%)
MNCVAD II-SP HENLEY OWNER	(Delaware)
MNCVAD II-OFC 770 L Street CA LLC	(Delaware)
MNCVAD II-MF UNION CA LLC	(Delaware)
MNCVAD II- HOLLIDAY UNION JV LLC	(Delaware)
MNCVAD II-OFC HARBORS CA LLC	(Delaware)
MNCVAD II-SEAGATE HARBORS LLC	(Delaware)	(LLC: 90%)
MNCVAD II-OFC 630 K Street CA LLC	(Delaware)
MSSDF Member LLC	(Delaware)
Madison Square Structured Debt Fund LP	(Delaware)
MSSDF GP LLC	(Delaware)
MSSDF REIT LLC	(Delaware)
MSSDF REIT Funding Sub I LLC	(Delaware)
MSVEF GP LLC	(Delaware)
MCPF GP LLC	(Delaware)
Madison Core Property Fund LP	(Delaware)	(NYL Investors is Non Member Manager 0.00%)[8]
MCPF Holdings Manager LLC	(Delaware)
MCPF MA Holdings LLC	(Delaware)
MCPF Holdings LLC	(Delaware)
MIREF 1500 Quail, LLC	(Delaware)
MIREF Mill Creek, LLC	(Delaware)
MIREF Gateway, LLC	(Delaware)
MIREF Delta Court, LLC	(Delaware)
MIREF Fremont Distribution Center, LLC	(Delaware)
MIREF Century, LLC	(Delaware)
MIREF Saddle River LLC	(Delaware)
MIREF Newpoint Commons, LLC	(Delaware)
MIREF Northsight, LLC	(Delaware)
MIREF Riverside, LLC	(Delaware)
MIREF Corporate Woods, LLC	(Delaware)
MIREF Bedminster, LLC	(Delaware)
Barton’s Lodge Apartments, LLC	(Delaware)	(90%)
MIREF Marketpointe, LLC	(Delaware)
MIREF 101 East Crossroads, LLC	(Delaware)
101 East Crossroads, LLC	(Delaware)
MIREF Hawthorne, LLC	(Delaware)
MIREF Auburn 277, LLC	(Delaware)
MIREF Sumner North, LLC	(Delaware)
MIREF Wellington, LLC	(Delaware)
MIREF Warner Center, LLC	(Delaware)
MADISON-MF Duluth GA LLC	(Delaware)
MADISON-OFC Centerstone I CA LLC	(Delaware)
MADISON-OFC Centerstone III CA LLC	(Delaware)
MADISON-MOB Centerstone IV CA LLC	(Delaware)
MADISON-OFC Centerpoint Plaza CA LLC	(Delaware)
MADISON-IND Logistics NC LLC	(Delaware)
MCPF-LRC Logistics LLC	(Delaware)	(90%)
MADISON-MF Desert Mirage AZ LLC	(Delaware)
MADISON-OFC One Main Place OR LLC	(Delaware)
MADISON-IND Fenton MO LLC	(Delaware)
MADISON-IND Hitzert Roadway MO LLC	(Delaware)
MADISON-MF Hoyt OR LLC	(Delaware)
MADISON-RTL Clifton Heights PA LLC	(Delaware)
MADISON-IND Locust CA LLC	(Delaware)
MADISON-OFC Weston Pointe FL LLC	(Delaware)
MADISON-MF Henderson NV LLC	(Delaware)
MCPF-SP Henderson LLC	(Delaware)	(90%)
MADISON-SP Henderson LLC	(Delaware)	(90%)
MADISON-IND VISTA LOGISTICS OR LLC	(Delaware)
MADISON-SPECHT VISTA LOGISTICS LLC	(Delaware)	(95%)
MADISON-MF MCCADDEN CA LLC	(Delaware)
MADISON-OFC 1201 WEST IL LLC	(Delaware)
MADISON-MCCAFFERY 1201 WEST IL LLC	(Delaware)	(92.5%)
MADISON-MF CRESTONE AZ LLC	(Delaware)
MADISON-MF TECH RIDGE TX LLC	(Delaware)
MSVEF Investor LLC	(Delaware)
MSVEF Feeder LP	(Delaware)	(55.56%)
MSVEF REIT LLC	(Delaware)	(55.56%)
Madison Square Value Enhancement Fund LP	(Delaware)	(51%)
MSVEF-MF Evanston GP LLC	(Delaware)	(51%)
MSVEF-MF Evanston IL LP	(Delaware)	(51%)
MSVEF-MF HUNTINGTON PARK GP LLC	(Delaware)
MSVEF-MF HUNTINGTON PARK WA LP	(Delaware)
NYL Real Assets LLC	(Delaware)
NYL Emerging Manager LLC	(Delaware)
NYL Wind Investments LLC	(Delaware)
NYLIFE Insurance Company of Arizona	(Arizona)
NYLIC HKP Member LLC	(Delaware)	(NYLIC: 67.974%; NYLIAC 32.026%)
New York Life Insurance and Annuity Corporation	(Delaware)
New York Life Enterprises LLC	(Delaware)
SEAF Sichuan SME Investment Fund LLC	(Delaware)	(39.98%)
New York Life International Holdings Limited	(Mauritius)	(84.38%)[1]
Max Ventures and Industries Limited	(India)	(21.4%, NYLIC: 1.4%)
NYL Cayman Holdings Ltd.	(Cayman Islands)
NYL Worldwide Capital Investments LLC	(Delaware)
Seguros Monterrey New York Life, S.A. de C.V.	(Mexico)	(99.998%)[2]
Administradora de Conductos SMNYL, S.A. de C.V	(Mexico)	(99%)
Agencias de Distribucion SMNYL, S.A. de C.V. (”ADIS”)	(Mexico)	(99%)
Inmobiliaria SMNYL, SA de C.V.	(Mexico)	(99% ; ADIS: 1%)
Madison Capital Funding LLC	(Delaware)	(NYLIC: 55%; NYLIAC: 45%)
MCF Co-Investment GP LLC	(Delaware)
MCF Co-Investment GP LP	(Delaware)
Madison Capital Funding Co-Investment Fund LP	(Delaware)
Madison Avenue Loan Fund GP LLC	(Delaware)
Madison Avenue Loan Fund LP	(Delaware)
MCF Fund I LLC	(Delaware)
MCF Hanwha Fund LLC	(Delaware)[7]	(0 voting ownership)
Ironshore Investment BL I Ltd.	(Bermuda)[7]	(0 voting ownership)
MCF CLO IV LLC	(Delaware)[7]	(NYLIC: 6.7%)
MCF CLO V LLC	(Delaware)[7]	(NYLIC: 5%)
MCF CLO VI LLC	(Delaware)[7]	(0 voting ownership)
MCF CLO VII LLC (f/k/a LMF WF Portfolio III, LLC)	(Delaware)[7]	(0 voting ownership)
MCF CLO VIII Ltd.	(Delaware) [7]	(0 voting ownership)
MCF CLO VIII LLC	(Delaware)
MCF CLO IX Ltd.	(Cayman Islands)[7]
MCF CLO IX LLC	(Delaware)
MCF KB Fund LLC	(Delaware)[7]	(0 voting ownership)
MCF KB Fund II LLC	(Delaware) [7]	(0 voting ownership)
MCF Hyundai Fund LLC	(Delaware) [7]	(0 voting ownership)
Montpelier Carry Parent, LLC	(Delaware)
Montpelier Carry, LLC	(Delaware)
Montpelier GP, LLC	(Delaware)
Montpelier Fund, L.P.	(Delaware)
MCF Mezzanine Carry I LLC	(Delaware)[9]
MCF Mezzanine Fund I LLC	(Delaware)	(NYLIC: 66.66%; NYLIAC: 33.33%) (MCF is the manager)
MCF PD Fund GP LLC	(Delaware)[7]
MCF PD Fund LP	(Delaware)[7]
MCF Senior Debt Fund 2019-I GP LLC	(Delaware)[7]
MCF Senior Debt Fund 2019-I LP	(Delaware)[7]
Warwick Seller Representative, LLC	(Delaware)
Young America Holdings, LLC (“YAH”)	(Delaware)	(36.35%)[9]
YAC.ECOM Incorporated	(Minnesota)
Young America, LLC (“YALLC”)	(Minnesota)
Global Fulfillment Services, Inc.	(Arizona)
SourceOne Worldwide, Inc.	(Minnesota)
YA Canada Corporation	(Nova Scotia, Canada)
Zenith Products Holdings, Inc.	(Delaware)	(16.36%)[9]
ZPC Holding Corp.	(Delaware)
Zenith Products Corporation	(Delaware)
NYLIM Jacob Ballas India Holdings IV	(Mauritius)
New York Life Investment Management Holdings LLC	(Delaware)
New York Life Investment Management Asia Limited	(Cayman Islands)
Japan Branch
Hong Kong
MacKay Shields LLC	(Delaware)
MacKay Shields Core Plus Opportunities Fund GP LLC	(Delaware)
MacKay Shields Core Plus / Opportunities Fund LP	(Delaware)
MacKay Municipal Managers Opportunities GP LLC	(Delaware)
MacKay Municipal Opportunities Master Fund, L.P.	(Delaware)
MacKay Municipal Opportunities Fund, L.P.	(Delaware)
MacKay Municipal Managers Credit Opportunities GP LLC	(Delaware)
MacKay Municipal Credit Opportunities Master Fund, L.P.	(Delaware)
MacKay Municipal Credit Opportunities Fund, L.P.	(Delaware)
MacKay Municipal Credit Opportunities HL Fund, L.P
MacKay Municipal Managers Credit Opportunities HL (Cayman) GP LLC	(Cayman Is.)
MacKay Municipal Credit Opportunities HL (Cayman) Fund, LP	(Cayman Is.)
MacKay Municipal Short Term Opportunities Fund GP LLC	(Delaware)
MacKay Municipal Short Term Opportunities Fund LP	(Delaware)
Plainview Funds plc	(Ireland)	(50%) (MacKay Shields Employee: 50%)
Plainview Funds plc – MacKay Shields Emerging Markets Credit Portfolio	(Ireland)	(NYLIC: 0.00%; NYLIAC: 0.00%)
Plainview Funds plc – MacKay Shields Unconstrained Bond Portfolio	(Ireland)	(NYLIC: 0.00%; MacKay: 0.73%)
Plainview Funds plc – MacKay Shields Floating Rate High Yield Portfolio	(Ireland)	(NYLIC: 90.67%; MacKay 9.32%)
Plainview Funds plc – MacKay Shields Core Plus Opportunities Portfolio	(Ireland)	(NYL: 0%)
MacKay Shields Statutory Trust – High Yield Bond Series	(Connecticut)[7]
Plainview Funds plc – MacKay Shields High Yield Crossover Portfolio	(Ireland)	(NYL: 0%; MacKay: 3.32%)
MacKay Shields High Yield Active Core Fund GP LLC	(Delaware)
MacKay Shields High Yield Active Core Fund LP	(Delaware)
MacKay Shields Credit Strategy Fund Ltd	(Cayman Islands)
MacKay Shields Credit Strategy Partners LP	(Delaware)
MacKay Shields Defensive Bond Arbitrage Fund Ltd.	(Bermuda)	(12.87%)[3]
MacKay Shields Core Fixed Income Fund GP LLC	(Delaware)
MacKay Shields Core Fixed Income Fund LP	(Delaware)
MacKay Shields Select High Yield Bond Fund GP LLC	(Delaware)
MacKay Shields Select High Yield Bond Fund LP	(Delaware)
MacKay Shields High Yield Crossover Fund LP	(Delaware)
MacKay Shields (International) Ltd.	(UK)	(“MSIL”)
MacKay Shields (Services) Ltd.	(UK)	(“MSSL”)
MacKay Shields UK LLP	(UK)	(MSIL: 99%; MSSL: 1%)
MacKay Municipal Managers Puerto Rico Opportunities GP LLC	(Delaware)
MacKay Puerto Rico Opportunities Funds, L.P.	(Delaware)
MacKay Puerto Rico Opportunities Feeder Fund, L.P.	(Cayman Islands)
MacKay Municipal Managers California Opportunities GP LLC	(Delaware)
MacKay Municipal Managers California Opportunities Fund, L.P.	(Delaware)
MacKay Municipal New York Opportunities GP LLC	(Delaware)
MacKay Municipal New York Opportunities Fund, L.P.	(Delaware)
MacKay Municipal Opportunities HL Fund, L.P.	(Delaware)
MacKay Municipal Capital Trading GP LLC	(Delaware)
MacKay Municipal Capital Trading Master Fund, L.P.	(Delaware)
MacKay Municipal Capital Trading Fund, L.P.	(Delaware)
MacKay Municipal Managers Strategic Opportunities GP LLC	(Delaware)
MacKay Municipal Managers Strategic Opportunities Fund, L.P.	(Delaware)
MacKay Shields US Equity Market Neutral Fund GP LLC	(Delaware)
MacKay Cornerstone US Equity Market Neutral Fund LP	(Delaware)
MacKay Shields Intermediate Bond Fund GP LLC	(Delaware)
MacKay Shields Intermediate Bond Fund LP	(Delaware)
MacKay Shields General Partner (L/S) LLC	(Delaware)
MacKay Shields Long/Short Fund LP	(Delaware)
MacKay Shields Long/Short Fund (Master)	(Delaware)
MacKay Municipal Managers Opportunities Allocation GP LLC	(Delaware)
MacKay Municipal Opportunities Allocation Master Fund LP	(Delaware)
MacKay Municipal Opportunities Allocation Fund A LP	(Delaware)
MacKay Municipal Opportunities Allocation Fund B LP	(Delaware)
MacKay Municipal Managers U.S. Infrastructure Opportunities GP LLC	(Delaware)
MacKay Municipal U.S. Infrastructure Opportunities Fund LP	(Delaware)
MacKay Municipal Managers High Yield Select GP LLC	(Delaware)
MacKay Municipal High Yield Select Fund LP	(Delaware)
Cascade CLO Manager, LLC	(Delaware)
MKS CLO Holdings GP LLC	(Delaware)
MKS CLO Holdings, LP	(Cayman Is.)
MKS CLO Advisors, LLC	(Delaware)
MKS Europe Investment Management Limited	(Ireland)
MKS European Credit Opportunity Fund Limited	(Jersey)	(Mackay: 67%, NYLIAC: 33%)
Cornerstone Capital Management Holdings LLC	(Delaware)
Madison Square Investors Asian Equity Market Neutral Fund GP, LLC	(Delaware)
Cornerstone US Equity Market Neutral Fund, LLC	(Delaware)
Cornerstone Capital Management Large-Cap Enhanced Index Fund GP, LLC	(Delaware)
Cornerstone Capital Management Large-Cap Enhanced Index Fund, L.P.	(Delaware)
GoldPoint Partners LLC	(Delaware)
New York Life Capital Partners, L.L.C.	(Delaware)
New York Life Capital Partners, L.P.	(Delaware)
New York Life Capital Partners II, L.L.C.	(Delaware)
New York Life Capital Partners II, L.P	(Delaware)
New York Life Capital Partners III GenPar GP, LLC	(Delaware)
New York Life Capital Partners III GenPar, L.P.	(Delaware)
New York Life Capital Partners III, L.P.	(Delaware)
New York Life Capital Partners III-A, L.P.	(Delaware)
New York Life Capital Partners IV GenPar GP, LLC	(Delaware)
New York Life Capital Partners IV GenPar, L.P	(Delaware)
New York Life Capital Partners IV, L.P.	(Delaware)
New York Life Capital Partners IV-A, L.P.	(Delaware)
GoldPoint Core Opportunities Fund, L.P.	(Delaware)
GoldPoint Mezzanine Partners IV GenPar GP, LLC	(Delaware)
GoldPoint Mezzanine Partners IV GenPar, LP	(Delaware)
GoldPoint Mezzanine Partners Co-Investment Fund A, LP	(Delaware)
GoldPoint Mezzanine Partners IV, LP	(Delaware)	(“GPPIVLP”)
GPP Mezzanine Blocker Holdco A, LP	(Delaware)	(“GPPMBHA”)
GPP Mezzanine Blocker Holdco Preferred A, LP	(Delaware)
GPP Mezzanine Blocker Holdco B, LP	(Delaware)	(“GPPMBHB”)
GPP Mezzanine Blocker Holdco C, LP	(Delaware)	(“GPPMBHC”)
GPP Mezzanine Blocker Holdco D, LP	(Delaware)	(“GPPMBHD”)
GPP Mezzanine Blocker Holdco E, LP	(Delaware)
GPP Mezz IV ECI Aggregator LP name change from GPP Mezzanine Blocker E, LP	(Delaware)
GPP Mezzanine Blocker Holdco F, LP	(Delaware)
GPP Mezzanine Blocker Holdco H, LP	(Delaware)
GPP Mezzanine Blocker Holdco I, LP	(Delaware)
GoldPoint Mezzanine Partners Offshore IV, L.P.	(Cayman Islands)
GoldPoint Partners Co-Investment V GenPar GP LLC	(Delaware)
GoldPoint Partners Co-Investment V GenPar, LP	(Delaware)
GoldPoint Partners Co-Investment Fund A, LP	(Delaware)
GoldPoint Partners Co-Investment V, LP	(Delaware)
GoldPoint Partners Co-Investment V ECI Blocker Holdco B, LP	(Delaware)
GoldPoint Partners Co-Investment V ECI Blocker Holdco D, LP	(Delaware)
GoldPoint Partners Co-Investment V ECI Blocker D, LP	(Delaware)
GoldPoint Partners Co-Investment V ECI Blocker E, LP	(Delaware)
GoldPoint Partners Co-Investment V ECI Blocker Holdco F, LP	(Delaware)
GoldPoint Partners Co-Investment V ECI Blocker Holdco G, LP	(Delaware)
GoldPoint Private Debt Partners V GenPar GP, LLC	(Delaware)
GoldPoint Private Debt Partners Offshore V, LP	(Cayman Island)
GoldPoint Private Debt Partners V GenPar GP, LP	(Delaware)
GoldPoint Private Debt Partners V, LP	(Delaware)
GoldPoint Partners FA I, LLC	(Delaware)
GoldPoint Partners Select Manager III GenPar GP, LLC	(Delaware)
GoldPoint Partners Select Manager III GenPar, L.P	(Cayman Islands)
GoldPoint Partners Select Manager Fund III, L.P.	(Cayman Islands)
GoldPoint Partners Select Manager Fund III AIV, L.P.	(Delaware)
GoldPoint Partners Select Manager IV GenPar GP, LLC	(Delaware)
GoldPoint Partners Select Manager IV GenPar, L.P.	(Delaware)
GoldPoint Partners Select Manager Fund IV, L.P.	(Delaware)
GoldPoint Partners Select Manager V GenPar GP, LLC	(Delaware)
GoldPoint Partners Select Manager V GenPar, L.P.	(Delaware)
GoldPoint Partners Select Manager Fund V, L.P.	(Delaware)
GoldPoint Partners Canada III GenPar Inc.	(Canada)
GoldPoint Partners Select Manager Canada Fund III, L.P.	(Canada)
GoldPoint Partners Canada IV GenPar Inc.	(Delaware)
GoldPoint Partners Select Manager Canada Fund IV, L.P.	(Delaware)
GoldPoint Partners Co-Investment VI GenPar GP LLC	(Delaware)
GoldPoint Partners Co-Investment VI GenPar, LP	(Delaware)
GoldPoint Partners Co-Investment VI, LP	(Delaware)
GPP VI - ECI Aggregator LP	(Delaware)
GPP VI Blocker A LLC	(Delaware)
GPP VI Blocker B LLC	(Delaware)
GoldPoint Private Credit GenPar GP, LLC	(Delaware)
GoldPoint Private Credit Fund, LP	(Delaware)	(GoldPoint: 100%)
NYLCAP 2010 Co-Invest GenPar GP, LLC	(Delaware)
NYLCAP 2010 Co-Invest GenPar L.P.	(Delaware)
NYLCAP 2010 Co-Invest L.P.	(Delaware)
NYLCAP 2010 Co-Invest ECI Blocker Holdco B L.P.	(Delaware)
NYLCAP 2010 Co-Invest ECI Blocker B L.P.	(Delaware)
GoldPoint Partners Canada GenPar, Inc.	(Canada)
NYLCAP Select Manager Canada Fund, LP	(Canada)
NYLCAP Canada II GenPar Inc.	(Canada)
NYLCAP Select Manager Canada Fund II, L.P.	(Canada)
NYLIM Mezzanine Partners II GenPar GP, LLC	(Delaware)
NYLIM Mezzanine Offshore Partners II, LP	(Cayman Islands)
NYLIM Mezzanine Partners II GenPar, LP	(Delaware)
New York Life Investment Management Mezzanine Partners II, LP	(Delaware)
NYLIM Mezzanine Partners II Parallel Fund, LP	(Delaware)
NYLIM Mezzanine II Parallel Luxco S.à.r.l.	(Luxembourg)
NYLCAP Mezzanine Partners III GenPar GP, LLC	(Delaware)
NYLCAP Mezzanine Partners III GenPar, LP	(Delaware)
NYLCAP Mezzanine Partners III-K, LP	(Delaware)
NYLCAP Mezzanine Partners III, LP	(Delaware)
NYLCAP Mezzanine Partners III Parallel Fund, LP	(Delaware)
NYLCAP Mezzanine Partners III 2012 Co-Invest, LP	(Delaware)
NYLCAP Mezzanine Partners III 2012 Co-Invest ECI Blocker Holdco B, LP	(Delaware)
NYLCAP Mezzanine Partners III 2012 Co-Invest ECI Blocker B, LP	(Delaware)
NYLCAP Mezzanine Partners III 2012 Co-Invest ECI Blocker Holdco D, LP	(Delaware)
NYLCAP Mezzanine Partners III 2012 Co-Invest ECI Blocker D, LP	(Delaware)
NYLCAP Mezzanine Partners III 2012 Co-Invest ECI Blocker Holdco F, LP	(Delaware)
NYLCAP Mezzanine Partners III 2012 Co-Invest ECI Blocker F, LP	(Delaware)
NYLCAP Mezzanine Offshore Partners III, L.P.	(Cayman Islands)
NYLCAP Select Manager GenPar GP, LLC	(Delaware)
NYLCAP Select Manager GenPar, LP	(Delaware)
NYLCAP Select Manager Fund, LP	(Delaware)
NYLCAP Select Manager Cayman Fund, LP	(Cayman Islands)
NYLCAP Select Manager II GenPar GP, LLC	(Delaware)
NYLCAP Select Manager II GenPar GP, L.P.	(Cayman Islands)
NYLCAP Select Manager Fund II, L.P.	(Cayman Islands)
NYLCAP India Funding LLC	(Delaware)
NYLIM-JB Asset Management Co., LLC	(Mauritius)	(24.66%)[4]
New York Life Investment Management India Fund II, LLC	(Mauritius)
New York Life Investment Management India Fund (FVCI) II, LLC	(Mauritius)
NYLCAP India Funding III LLC	(Delaware)
NYLIM-Jacob Ballas Asset Management Co. III, LLC	(Mauritius)	(24.66%)[5]
NYLIM Jacob Ballas India Fund III (Mauritius) LLC
NYLIM Jacob Ballas Capital India (FVCI) III (Mauritius) LLC
NYLIM Jacob Ballas India (FII) III (Mauritius) LLC
Evolvence Asset Management, Ltd.	(Cayman Islands)	(Goldpoint: 24.5%)
EIF Managers Limited	(Mauritius)	(58.72%)
EIF Managers II Limited	(Mauritius)	(55%)
NYLCAP Holdings LLC	(Mauritius)
Jacob Ballas Capital India PVT. Ltd.	(Mauritius)	(23.30%)
Industrial Assets Holdings Limited	(Mauritius)	(28.02%)
NYLIM Service Company LLC	(Delaware)
NYL Workforce GP LLC	(Delaware)
New York Life Investment Management LLC	(Delaware)
NYLIM Fund II GP, LLC	(Delaware)
NYLIM-TND, LLC	(Delaware)
New York Life Investment Management Hong Kong Limited	(China)
WFHG GP, LLC	(Delaware)	(50%)
Workforce Housing Fund I-2007 LP	(Delaware)	(50%)
IndexIQ Holdings Inc.	(Delaware)	(“IQ Holdings”)
IndexIQ LLC	(Delaware)	(NYLIMH: 74.37%, IQHoldings: 25.63%)
IndexIQ Advisors LLC	(Delaware)
IndexIQ Active ETF Trust	(Delaware)[7]
IQ MacKay Shields Municipal Insured ETF		(NYLIAC: 30.34%)
IQ MacKay Shields Municipal Intermediate ETF		(NYLIAC: 30.40%)
IQ Ultra Short Duration ETF		(NYLIC: 9.52%)
IndexIQ ETF Trust	(Delaware)
IQ 50 Percent Hedged FTSE Europe ETF		(NYLIC: 0.06%)
IQ 50 Percent Hedged FTSE Intl ETF		(NYLIM Holdings: 9.34%)
IQ 50 Percent Hedged FTSE Japan ETF		(NYLIC: 0.83%)
IQ 500 International ETF		(NYLIM Holdings: 0.42%, NYLIAC: 0.08%)
IQ Chaikin US Large Cap ETF		(NYLIM Holdings: 10.82%)
IQ Chaikin US Small Cap ETF		(NYLIM Holdings: 7.35%)
IQ Enhanced Core Bond US ETF		(NYLIM Holdings: 1.80%)
IQ Enhanced Core Plus Bond US ETF		(NYLIM Holdings: 1.93%)
IQ Global Agribusiness Small Cap ETF
IQ Global Resources ETF		(NYLIM Holdings: 2.97%)
IQ Hedge Event-Driven Tracker ETF		(NYLIAC: 0.05%)
IQ Hedge Long/Short Tracker ETF		(NYLIAC: 0.05%)
IQ Hedge Macro Tracker ETF
IQ Hedge Market Neutral Tracker ETF
IQ Hedge Multi-Strategy Tracker ETF
IQ Leaders GTAA Tracker ETF		(NYLIC: 0.76%)
IQ Merger Arbitrage ETF
IQ Real Return ETF
IQ S&P High Yield Low Volatility Bd ETF		(NYLIC: 1.25%, NYLIM Holdings: 0.72%)
IQ Short Duration Enhanced Cor Bd US ETF		(NYLIAC: 0.06%)
IQ US Real Estate Small Cap ETF
New York Life Investment Management Holdings International	(Luxembourg)
New York Life Investment Management Holdings II International	(Luxembourg)
Candriam Group (“CG”)	(Luxembourg)
CGH UK Acquisition Company Limited	(UK)
Tristan Capital Partners Holdings Limited	(England & Wales)	(40%)
EPISO 4 Co-Investment LLP	(England & Wales)	(50%, Tristan Capital Partners LLP 50%)
EPISO 4 (GP) LLP	(England & Wales)	(~16%)(5 individual members)
EPISO 4 Incentive Partners LLP	(England & Wales)	(4.7%)(18 Individual members and three corporate members)
CCP 5 Co-Investment LLP	(England & Wales)	(50%, Tristan Capital Partners LLP 50%)
Tristan Capital Limited	(England & Wales)
Tristan Capital Partners LLP	(England & Wales)	(~92%)(25 individual members)
CCP III Co-Investment (GP) Limited	(Scotland)
CCP III Co-Investment LP	(Scotland)
CCP IV Co-Investment LP	(Scotland)
CCP III (GP) LLP	(England & Wales)	(50%)
CCP III Incentive Partners (GP) Limited	(Scotland)
CCP III Incentive Partners LP	(Scotland)
CCP IV Incentive Partners LP	(Scotland)
Curzon Capital Partners III (GP) Limited	(England & Wales)
CCP III (GP) LLP	(England & Wales)	(50%)
EPISO 3 Co-Investment (GP) Limited	(Scotland)
EPISO 3 Co-Investment LP	(Scotland)
EPISO 3 Incentive Partners (GP) Limited	(Scotland)
EPISO 3 Incentive Partners LP	(Scotland)
EPISO 3 IOM Limited	(Isle of Man)
CCP IV (GP) LLP	(England & Wales)	(50%)
Curzon Capital Partners IV (GP) Limited	(England & Wales)
CCP 5 GP LLP	(England & Wales)	(~33%) (2 individual members)
CCP 5 Pool Partnership GP Limited	(Jersey)
CCP 5 Pool Partnership SLP	(Jersey)
Tristan Capital Partners Asset Management Limited	(England & Wales)
TCP Poland Spolka z ograniczoną odpowiedzialnoscią	(Poland)
TCP Co-Investment (GP) S.à.r.l.	(Luxembourg)
TCP Co-Investment SCSP	(Luxembourg)
TCP Incentive Partners SCSP	(Luxembourg)
TCP Incentive Partners (GP) S.à.r.l.	(Luxembourg)
German Property Performance Partners Investors Feeder Verwaltungs GmbH	(Germany)
EPISO 4 (GP) S.à.r.l.	(Luxembourg)
EPISO 4 (GP) II S.à.r.l.	(Luxembourg)
Tristan (Holdings) Limited	(England & Wales)	(0%) (10 shares held by an individual)
EPISO 3 Feeder (GP) Limited	(Scotland)
CCP V Feeder (GP) LLP	(England & Wales)	(2 individual members)
EPISO 4 Feeder (GP) LLP	(England & Wales)	(2 individual members)
CCP 5 Feeder LLP	(England & Wales)	(33%) (2 individual members)
Tristan Global Securities GP Limited	(Cayman Islands)
Tristan Global Securities LP	(Cayman Islands)
Candriam Luxco S.a.r.l.	(Luxembourg)	(“CANLUXS”)
Candriam Luxembourg	(Luxembourg)	(”CANLUX”) (CG: 91.006%; 1 share held by CANLUXS)
Candriam Luxembourg Italy Branch
Candriam Luxembourg UK Establishment
Candriam Luxembourg Germany Branch
Candriam Luxembourg US Branch
Candriam Luxembourg Spain Branch
Candriam Luxembourg Netherlands Branch
Candriam Luxembourg MENA Branch	(Dubai, UAE)
Candriam Belgium	(Belgium)	(“CANBEL”) (99.99%; CG: 0.01%)
Candriam France	(France)	(”CANFR”)
Candriam Monétaire SICAV	(France)	(CANBEL: 0.91%; CANFR: 0.41%, CIG: 0.01%)
Candriam Switzerland LLC	(Switzerland)
Belfius Fund	(Luxembourg)	(SICAV with Board controlled by Candriam)
Belfius Fund Belgian Small & Mid Caps		(0.00%)
Belfius Equities	(Belgian)	(CIG:0.01%)
BIL Invest	(Luxembourg)	(0.00%)
BIL Invest Patrimonial High		(CIG: 0.06%)
BIL Invest Patrimonial Low		(CIG: 0.01%)
BIL Invest Patrimonial Medium		(CIG: 0.02%)
BIL Invest Total Return Bonds		(0.00%)
BlueOrchard Microfinance Fund	(Luxembourg)	(0.00%)
Cordius	(Luxembourg)	(CANLUX: 5.18%, CANBEL: 1.22%, CANFR: 1.22%)
Cordius CIG		(“CIG”) (CANLUX: 68.04%; CANBEL: 15.98%; CANFR: 15.98%)
Candriam Absolute Return	(Luxembourg)	(CANLUX: 2.94%, NYLIAC: 17.82%, CIG: 3.62%)
Candriam Absolute Return Equity Market Neutral	(Lux)	(CANLUX: 3.67%, NYLIAC: 8.54%, CIG: 4.96%)
Candriam Absolute Return Long Short Digital Equity		(CANLUX: 0.18%, CIG: 0.01%, NYLIAC: 48.88%)
Candriam Alternative	(Luxembourg)	(CANLUX: 0.24%, NYLIAC: 50.30%, CIG: 12.60%)
Candriam Alternative Systemat		(CANLUX: 0.24%, NYLIAC: 50.30%, CIG: 12.60%)
Candriam Bonds	(Luxembourg)	(CANLUX: 0.05%, CIG: 0.06%)
Candriam Bonds Capital Securities		(CANFR: 0.00%)
Candriam Bonds Convertible Defensive		(CANLUX: 0.03%)
Candriam Bonds Convertible Opportunities		(CANLUX: 26.37%)
Candriam Bonds Credit Opportunities		(CANLUX: 0.01%)
Candriam Bonds Emerging Debt Local Currencies		(CANLUX: 0.07%, CIG: 0.01%)
Candriam Bonds Emerging Markets		(CANLUX: 0.01%, CANFR: 0.00%)
Candriam Bonds Emerging Markets Total Return		(CANLUX: 0.04%)
Candriam Bonds Emerging Markets Corporate		(0.00%)
Candriam Bonds Euro		(0.00%)
Candriam Bonds Euro Corporate		(CANLUX: 0.03%)
Candriam Bonds Euro Diversified		(0.00%)
Candriam Bonds Euro Government		(CANLUX: 0.02%, CANFR: 0.26%)
Candriam Bonds Euro High Yield		(CANFR 0.00%, CANLUX: 0.01%)
Candriam Bonds Euro Short Term		(CANLUX: 0.01%)
Candriam Bonds Euro Long Term		(CANLUX: 0.00, CIG: 0.03%)
Candriam Bonds Floating Rate Notes		(0.00%)
Candriam Bonds Global Government		(0.00%)
Candriam Bonds Global High Yield		(CANLUX: 0.06%)
Candriam Bonds Global Inflation Short Duration		(0.00%)
Candriam Bonds Global Sovereign Quality		(CIG: 0.01%)
Candriam Bonds International		(CANLUX: 0.08%, CIG: 0.01%)
Candriam Bonds Total Return		(CANLUX: 0.02%)
Candriam Bonds Total Return Defensive		(0.00%)
Candriam Bonds Total Return Defensive		(0.00%)
Candriam Business Equities	(Belgium)
Candriam Business Equities EMU		(0.00%)
Candriam Business Equities Global Income		(0.00%)
Candriam Diversified Futures		(CIG: 0.01%)
Candriam Equities L	(Luxembourg)	(CANLUX: 0.01%)
Candriam Equities L Asia		(0.00%)
Candriam Equities L Australia		(0.00%)
Candriam Equities L Biotechnology		(0.00%)
Candriam Equities L Emerging Markets		(CANLUX: 0.01%)
Candriam Equities L EMU		(0.00%)
Candriam Equities L Europe Conviction		(CANLUX: 0.01%)
Candriam Equities L Europe Innovation		(0.00%)
Candriam Equities L Europe Small & Mid Caps		(CANLUX: 0.03%)
Candriam Equities L Global Demography		(CANLUX: 0.01%)
Candriam Equities L Robotics & Innovation Technology		(CANLUX: 0.02%)
Candriam Fund	(Luxembourg)
Candriam Fund Sustainable Euro Corporate Bonds Fossil Free		(CIG: 0.01%)
Candriam Fund Sustainable European Equities Fossil Free		(CIG: 0.00%)
Candriam GF	(Luxembourg)	(NYLIAC: 67.22%, CIG: 0.01%)
Candriam GF Global Equity Opportunities		(NYLIAC: 97.72%)
Candriam GF Short Duration US High Yield Bonds		(NYLIAC: 36.05%, CIG: 0.02%)
Candriam GF U.S. Equity Opportunities		(NYLIAC: 63.68%, CIG: 0.02%)
Candriam GF US High Yield Corporate Bonds		(NYLIAC: 74.93%, CIG: 0.02%)
Candriam GF US Corporate Bonds		(NYLIAC: 96.17%)
Candriam Global Alpha	(Luxembourg)	(CANLUK: 0.10%, CIG: 1.66%)
Candriam Index Arbitrage	(Luxembourg)	(CANLUX: 0.02%, CANFR: 0.00%)
Candriam L	(Luxembourg)	(CANLUX: .0.06%, NYLIAC: 1.82%, CIG: 0.67%)
Candriam L Balanced Asset Allocation		(CIG: 0.03%)
Candriam L Conservative Asset Allocation		(CANLUX: 0.15%, CIG: 0.01%)
Candriam, L Defensive Asset Allocation		(CIG: 0.05%)
Candriam L Dynamic Asset Allocation		(CIG: 5.13%)
Candriam L Multi-Asset Income		(CANLUX: 0.05%)
Candriam L Multi-Asset Income & Growth		(CANLUX: 0.03%)
Candriam L Multi-Asset Premia		(NYLIAC: 55.74%, CIG: 18.60%)
Candriam Long Short Credit		(CANLUX: 0.01%)
Candriam Money Market	(Luxembourg)	(CANLUX: 0.01%, CANFR: 1.22%)
Candriam Money Market Euro		(0.00%)
Candriam Money Market Euro AAA		(CANLUX: 0.06%, CANFR: 6.10%)
Candriam Money Market Usd		(0.00%)
Candriam Multi-Strategies	(Luxembourg)	(CANBEL 11.63%, CANFR: 17.83%, CANLUX: 40.95%, CIG: 1.18%)
Candriam Quant	(Luxembourg)	(CANLUX: 0.01%, CIG: 0.04%)
Candriam Quant Equities Europe		(CIG 0.00%)
Candriam Quant Equities USA		(CIG 0.01%)
Candriam Quant Equities Multi-Factor EMU		(0.02%)
Candriam Risk Arbitrage	(Luxembourg)	(CANLUX: 0.01%, CIG: 0.61%)
Candriam SRI	(Luxembourg)	(CANLUX: 0.01%, CANBEL: 0.13%)
Candriam SRI Bond Euro Aggregate Index		(CIG: 0.01%)
Candriam SRI Bond Emerging Markets		(CANLUX: 0.02%)
Candriam SRI Bond Euro		(CANLUX: 0.10%)
Candriam SRI Bond Euro Corporate		(CANLUX: 0.05%)
Candriam SRI Bond Euro Short Term		(0.00%)
Candriam SRI Bond Global High Yield		(CANLUX: 0.02%)
Candriam SRI Bond Global		(0.00%)
Candriam SRI Defensive Asset Allocation		(CANBEL: 5.70%)
Candriam SRI Equity Climate Action		(CIG: 0.00%)
Candriam SRI Equity Emerging Markets		(CANLUX: 0.01%)
Candriam SRI Equity EMU		(CANLUX: 0.02%)
Candriam SRI Equity Europe		(CANLUX: 0.01%)
Candriam SRI Equity North America		(CANLUX: 0.01%)
Candriam SRI Equity Pacific		(0.01%)
Candriam SRI Equity World		(CANLUX: 0.01%)
Candriam SRI Money Market Euro		(CIG: 0.01%)
Candriam Sustainable	(Luxembourg)	(CANLUX: 0.00%, CIG: 0.03%)
Candriam Sustainable Euro Corporate Bonds		(CANLUX: 0.07%)
Candriam Sustainable Euro Bonds		(CIG: 0.19%)
Candriam Sustainable Euro Short Term Bonds		(CIG: 0.01%)
Candriam Sustainable Europe		(CANLUX: 0.01%)
Candriam Sustainable North America		(CANLUX: 0.01%)
Candriam Sustainable Pacific		(0.00%)
Candriam Sustainable High		(CIG: 0.01%)
Candriam Sustainable World Bonds		(CIG: 0.41%)
Candriam Sustainable World		(0.00%)
Candriam Sustainable Medium		(0.00%)
Candriam Sustainable Low		(0.00%)
Candriam World Alternative	(Luxembourg)	(CANLUX: 0.06%, NYLIAC: 32.73%)
Candriam World Alternative Alphamax		(NYLIAC: 42.22%, CANLUX: 0.07%, CIG: 0.00%)
Candriam Patrimoine Obli-Inter	(France)	(CANFR: 0.70%)
Cleome Index	(Luxembourg)	(CANFR: 0.00%)
Cleome Index EMU Equities		(CANF: 0.00%)
Cleome Index Europe Equities		(0.00%)
Cleome Index Euro Corporate Bonds		(0.00%)
Cleome Index Euro Government Bonds		(0.00%)
Cleome Index Euro Long Term Bonds		(CIG: 0.03%)
Cleome Index Euro Short Term Bonds		(CIG: 0.01%)
Cleome Index Global Equities		(CIG: 0.01%)
Cleome Index Pacific Equities		(CIG: 0.01%)
Cleome USA Equities		(0.00%)
CMM
CMM Multi-Strategy		(0.00%)
Paricor		(CIG: 0.06%)
Paricor Patrimonium		(CIG: 0.07%)
IndexIQ		(CIG: 38%)
IndexIQ Factors Sustainable Corporate Euro Bond		(49%)
IndexIQ Factors Sustainable Sovereign Euro Bond		(56%)
IndexIQ Factors Sustainable Europe Equity		(19%)
IndexIQ Factors Sustainable EMU Equity		(95%)
IndexIQ Factors Sustainable Japan Equity		(37%)
Ausbil Investment Management Limited	(Australia)	(“AUSBIL”) (78.63%)
Ausbil Australia Pty. Ltd.	(Australia)
Ausbil Asset Management Pty. Ltd.	(Australia)
Ausbil Focus Investment Company Limited	(Australia)	(Dormant)
Ausbil Global Infrastructure Pty. Limited	(Australia)	(55%) (45% owned by 4 employees)
ISPT Holding	(Australia)	(0.037%)
Ausbil Investment Management Limited Employee Share Trust	(Australia)	(Ausbil: 100%)
Ausbil 130/30 Focus Fund	(Australia)[6]
Ausbil Dividend Income Fund	(Australia)	(NYLIAC: 54.49%)
Ausbil Active Sustainable Equity Fund	(Australia)	(NYLIAC: 56.74%) (Ausbil has sole authority over fund)
Ausbil Australian Active Equity Fund	(Australia)
Ausbil Australian Concentrated Equity Fund	(Australia)
Ausbil Australian Emerging Leaders Fund	(Australia)
Ausbil Australian Geared Equity Fund	(Australia)
Ausbil Australian Smallcap Fund	(Australia)
Ausbil Balanced Fund	(Australia)
Ausbil EGS Focus Fund	(Australia)
Ausbil Global Essential Infrastructure Fund	(Australia)	(NYLIAC: 99.50%)
Ausbil Global Resources Fund	(Australia)	(89.93%)
Ausbil Global SmallCap Fund	(Australia)	(74.37%)
Ausbil Microcap Fund	(Australia)	(NYLIAC: 16.44%)
Candriam Sustainable Global Equity Fund	(Australia)
MacKay Shields Unconstrained Bond Fund	(Australia)	(NYLIAC: 99.11%)
NYLIFE Distributors LLC	(Delaware)
Private Advisors L.L.C.	(Delaware)	(66.85%)
BMG PAPM GP, LLC	(Delaware)
BMG PA Private Markets (Delaware) LP	(Delaware)
BMG Private Markets (Cayman) LP	(Cayman Islands)
PACD MM, LLC	(Delaware)
PA Capital Direct, LLC	(Delaware)[7]
PA Credit Program Carry Parent, LLC	(Delaware)
PA Credit Program Carry, LLC	(Delaware)
PACIF Carry Parent, LLC	(Delaware)
PACIF Carry, LLC	(Delaware)
PACIF GP, LLC	(Delaware)
Private Advisors Coinvestment Fund, LP	(Delaware)
PACIF II GP, LLC	(Delaware)
Private Advisors Coinvestment Fund II LP	(Delaware)
PACIF II Carry Parent, LLC	(Delaware)
PACIF II Carry, LLC	(Delaware)
PACIF III GP, LLC	(Delaware)
Private Advisors Coinvestment Fund III, LP	(Delaware)
PACIF III Carry Parent, LLC	(Delaware)
PACIF III Carry, LLC	(Delaware)
PACIF IV GP, LLC	(Delaware)
Private Advisors Coinvestment Fund IV, LP	(Delaware)
PACIF IV Carry Parent, LLC	(Delaware)
PACIF IV Carry, LLC	(Delaware)
PAMMF GP, LLC	(Delaware)
PA Middle Market Fund, LP	(Delaware)
PA Hedged Equity Fund, L.P.	(Delaware)
Private Advisors Hedged Equity Fund (QP), L.P.	(Delaware)
Private Advisors Hedged Equity Master Fund	(Delaware)
PASOF GP, LLC	(Delaware)
PA Strategic Opportunities Fund, LP	(Delaware)
PASCBF III GP, LLC	(Delaware)
Private Advisors Small Company Buyout Fund III, LP	(Delaware)
PASCBF IV GP, LLC	(Delaware)
Private Advisors Small Company Buyout Fund IV, LP	(Delaware)
PASCBF IV Carry Parent, LLC	(Delaware)
PASCBF IV Carry, LLC	(Delaware)
PASCBF V GP, LLC	(Delaware)
Private Advisors Small Company Buyout Fund V, LP	(Delaware)
Private Advisors Small Company Buyout V–ERISA Fund, LP	(Delaware)
PASCBF V Carry Parent, LLC	(Delaware)
PASCBF V Carry, LLC	(Delaware)
PASCPEF VI Carry Parent, LLC	(Delaware)
PASCPEF VI Carry, LLC	(Delaware)
PASCPEF VI GP, LLC	(Delaware)
Private Advisors Small Company Private Equity Fund VI, LP	(Delaware)
Private Advisors Small Company Private Equity Fund VI (Cayman), LP	(Cayman Islands)
PASCPEF VII GP, LLC	(Delaware)
Private Advisors Small Company Private Equity Fund VII, LP	(Delaware)
Private Advisors Small Company Private Equity Fund VII (Cayman), LP	(Cayman Islands)
PASCPEF VII Carry Parent, LLC	(Delaware)
PASCPEF VII Carry, LLC	(Delaware)
PASCPEF VIII GP, LLC	(Delaware)
Private Advisors Small Company Private Equity Fund VIII, LP	(Delaware)
Private Advisors Small Company Private Equity Fund VIII (Cayman), LP	(Delaware)
PASCPEF IX GP, LLC	(Delaware)
PA Small Company Private Equity Fund IX, LP	(Delaware)
PA Small Company Private Equity Fund IX, (Cayman), LP	(Cayman Islands)
Cuyahoga Capital Partners IV Management Group LLC	(Delaware)
Cuyahoga Capital Partners IV LP	(Delaware)
Cuyahoga Capital Emerging Buyout Partners Management Group LLC	(Delaware)
Cuyahoga Capital Emerging Buyout Partners LP	(Delaware)
PA Real Assets Carry Parent, LLC	(Delaware)
PA Real Assets Carry, LLC	(Delaware)
PA Real Assets Carry Parent II, LLC	(Delaware)
PA Real Assets Carry II, LLC	(Delaware)
PA Emerging Manager Carry Parent, LLC	(Delaware)
PA Emerging Manager Carry, LLC	(Delaware)
PA Emerging Manager Carry Parent II, LLC	(Delaware)
PA Emerging Manager Carry II, LLC	(Delaware)
RIC I GP, LLC	(Delaware)
Richmond Coinvestment Partners I, LP	(Delaware)
RIC I Carry Parent, LLC	(Delaware)
RIC I Carry, LLC	(Delaware)
PASF V GP, LLC	(Delaware)
Private Advisors Secondary Fund V, LP	(Delaware)
PASF V Carry Parent, LLC	(Delaware)
PASF V Carry, LLC	(Delaware)
PARAF GP, LLC	(Delaware)
Private Advisors Real Assets Fund, LP	(Delaware)
PARAF Carry Parent, LLC	(Delaware)
PARAF Carry, LLC	(Delaware)
PASCCIF GP, LLC	(Delaware)
Private Advisors Small Company Coinvestment Fund, LP	(Delaware)
Private Advisors Small Company Coinvestment Fund-ERISA, LP	(Delaware)
PASCCIF Carry Parent, LLC	(Delaware)
PASCCIF Carry, LLC	(Delaware)
PARAF II GP, LLC	(Delaware)
Private Advisors Real Assets Fund II, LP	(Delaware)
Private Advisors Hedged Equity Fund, Ltd.	(Cayman Islands)	(0%)
Private Advisors Hedged Equity Fund (QP), Ltd.	(Cayman Islands)	(0%)
Private Advisors Hedged Equity Master Fund, Ltd.	(Cayman Islands)	(owned by two funds above)
UVF GP, LLC	(Delaware)
Undiscovered Value Fund, LP	(Delaware)
Undiscovered Value Fund, Ltd.	(Cayman Islands)[8]
Undiscovered Value Master Fund SPC	(Cayman Islands)
Washington Pike GP, LLC	(Delaware)
Washington Pike, LP	(Delaware)
NYLIM Flatiron CLO 2004-1 Ltd.	(Cayman Islands)[7]
NYLIM Flatiron CLO 2004-1 Equity Holdings LLC, Series A	(Delaware)
NYLIM Flatiron CLO 2006-1 Ltd.	(Cayman Islands)
NYLIM Flatiron CLO 2006-1 Equity Holdings LLC, Series A	(Delaware)
Flatiron CLO 2007-1 Ltd.	(Cayman Islands)
NYLIM Flatiron CLO 2007-1 Equity Holdings LLC, Series A	(Cayman Islands)
Flatiron CLO 2011-1 Ltd.	(Cayman Islands)	(NYL: 0%)
Flatiron CLO 2012-1 Ltd	(Cayman Islands)	(NYL: 0%)
Flatiron CLO 2013-1-Ltd.	(Cayman Islands)	(NYL: 0%)
Flatiron CLO 2014-1-Ltd.	(Cayman Islands)	(NYL: 0%)
Flatiron CLO 2015-1 Ltd.	(Cayman Islands)	(NYL: 0%)
Flatiron CLO 17 Ltd.	(Cayman Islands)	(NYL: 0%)
Flatiron CLO 18 Ltd.	(Cayman Islands)	(NYL: 0%) (NYL Investors 100% Equity)
Flatiron CLO 18 Funding Ltd.	(Cayman Islands)	(NYL: 100%)
Stratford CDO 2001-1 Ltd.	(Cayman Islands)
Silverado CLO 2006-II Limited	(Cayman Islands)
Silverado 2006-II Equity Holdings LLC, Series A	(Cayman Islands)
NYLIFE LLC	(Delaware)
Eagle Strategies LLC	(Delaware)
New York Life Capital Corporation	(Delaware)
New York Life Trust Company	(New York)
NYLIFE Securities LLC	(Delaware)
NYLINK Insurance Agency Incorporated	(Delaware)
NYLUK I Company	(United Kingdom)
NYLUK II Company	(United Kingdom)
Gresham Mortgage	(United Kingdom)
W Construction Company	(United Kingdom)
WUT	(United Kingdom)
WIM (AIM)	(United Kingdom)
Silver Spring, LLC	(Delaware)
Silver Spring Associates, L.P.	(Pennsylvania)
SCP 2005-C21-002 LLC	(Delaware)
SCP 2005-C21-003 LLC	(Delaware)
SCP 2005-C21-006 LLC	(Delaware)
SCP 2005-C21-007 LLC	(Delaware)
SCP 2005-C21-008 LLC	(Delaware)
SCP 2005-C21-009 LLC	(Delaware)
SCP 2005-C21-017 LLC	(Delaware)
SCP 2005-C21-018 LLC	(Delaware)
SCP 2005-C21-021 LLC	(Delaware)
SCP 2005-C21-025 LLC	(Delaware)
SCP 2005-C21-031 LLC	(Delaware)
SCP 2005-C21-036 LLC	(Delaware)
SCP 2005-C21-041 LLC	(Delaware)
SCP 2005-C21-043 LLC	(Delaware)
SCP 2005-C21-044 LLC	(Delaware)
SCP 2005-C21-048 LLC	(Delaware)
SCP 2005-C21-061 LLC	(Delaware)
SCP 2005-C21-063 LLC	(Delaware)
SCP 2005-C21-067 LLC	(Delaware)
SCP 2005-C21-069 LLC	(Delaware)
SCP 2005-C21-070 LLC	(Delaware)
NYMH-Ennis GP, LLC	(Delaware)
NYMH-Ennis, L.P.	(Texas)
NYMH-Freeport GP, LLC	(Delaware)
NYMH-Freeport, L.P.	(Texas)
NYMH-Houston GP, LLC	(Delaware)
NYMH-Houston, L.P.	(Texas)
NYMH-Plano GP, LLC	(Delaware)
NYMH-Plano, L.P	(Texas)
NYMH-San Antonio GP, LLC	(Delaware)
NYMH-San Antonio, L.P.	(Texas)
NYMH-Stephenville GP, LLC	(Delaware)
NYMH-Stephenville, L.P.	(Texas)
NYMH-Taylor GP, LLC	(Delaware)
NYMH-Taylor, L.P.	(Texas)
NYMH-Attleboro MA, LLC	(Delaware)
NYMH-Farmingdale, NY LLC	(Delaware)
NYLMDC-King of Prussia GP, LLC	(Delaware)
NYLMDC-King of Prussia Realty, LP	(Delaware)
NYLife Real Estate Holdings LLC	(Delaware)
Huntsville NYL LLC	(Delaware)
CC Acquisitions, LP	(Delaware)
REEP-IND Cedar Farms TN LLC	(Delaware)
Cedar Farms JV LLC	(Delaware)	(90%)
REEP-IND Continental NC LLC	(Delaware)
LRC-Patriot, LLC	(Delaware)	(93%)
REEP-LRC Industrial LLC	(Delaware)
REEP-IND Forest Park NJ LLC	(Delaware)
FP Building 4 LLC	(Delaware)
FP Building 1-2-3 LLC	(Delaware)
FP Building 17, LLC	(Delaware)
FP Building 20, LLC	(Delaware)
FP Mantua Grove LLC	(Delaware)
FP Lot 1.01 LLC	(Delaware)
REEP-IND NJ LLC	(Delaware)
NJIND JV LLC	(Delaware)	(93%)
NJIND Hook Road LLC	(Delaware)
NJIND Bay Avenue LLC	(Delaware)
NJIND Corbin Street LLC	(Delaware)
REEP-MF Cumberland TN LLC	(Delaware)
Cumberland Apartments, LLC	(Tennessee)
REEP-MF Enclave TX LLC	(Delaware)
Enclave CAF LLC	(Delaware)
REEP-MF Marina Landing WA LLC	(Delaware)
REEP-SP Marina Landing LLC	(Delaware)	(98%)
REEP-MF Mira Loma II TX LLC	(Delaware)
Mira Loma II, LLC	(Delaware)	(50%)
REEP-MF Summitt Ridge CO LLC	(Delaware)
Summitt Ridge Apartments, LLC	(Delaware)
REEP-MF Woodridge IL LLC	(Delaware)
REEP-OF Centerpointe VA LLC	(Delaware)
Centerpointe (Fairfax) Holdings LLC	(Delaware)	(50%)
REEP-OFC 575 Lex NY LLC	(Delaware)
REEP-OFC 575 Lex NY GP LLC	(Delaware)
Maple REEP-OFC 575 Lex Holdings LP	(Delaware)	(50%)
Maple REEP-OFC 575 Lex Owner LLC	(Delaware)	(50%)
REEP-RTL SASI GA LLC	(Delaware)
REEP-RTL Bradford PA LLC	(Delaware)
REEP-OFC Royal Centre GA LLC	(Delaware)
Royal Centre, LLC	(Delaware)	(90%)
REEP-RTL CTC NY LLC	(Delaware)
REEP-OFC 5005 LBJ Freeway TX LLC	(Delaware)	(97%)
5005 LBJ Tower LLC	(Delaware)	(97%)
REEP-MF SPENCER NV LLC	(Delaware)
REEP-HZ SPENCER JV LLC	(Delaware)	(92.7%)
REEP-HZ SPENCER LLC	(Delaware)
REEP-OFC/RTL MARKET ROSS TX LLC	(Delaware)
MARKET ROSS TX JV LLC	(Delaware)	(98.7%)
MARKET ROSS TX GARAGE OWNER LLC	(Delaware)
MARKET ROSS TX OFFICE OWNER LLC	(Delaware)
MARKET ROSS TX RETAIL OWNER LLC	(Delaware)
REEP-OFC Mallory TN LLC	(Delaware)
3665 Mallory JV LLC	(Delaware)	(90.9%)
REEP-OFC WATER RIDGE NC LLC	(Delaware)
REEP-OFC Viridian AZ LLC	(Delaware)
REEP-Hines Viridian JV LLC	(Delaware)	(73.0309%)
REEP-OFC 2300 Empire LLC	(Delaware)
REEP-MF Wynnewood PA LLC	(Delaware)
Wynnewood JV LLC	(Delaware)	(92.5%)
REEP-MU Fayetteville NC LLC	(Delaware)	(100%)
501 Fayetteville JV LLC	(Delaware)	(85%)
501 Fayetteville Owner LLC	(Delaware)	(100%)
REEP-MU SOUTH GRAHAM NC LLC	(Delaware)
401 SOUTH GRAHAM JV LLC	(Delaware)	(90%)
401 SOUTH GRAHAM OWNER LLC	(Delaware)
REEP-IND COMMERCE CITY CO LLC	(Delaware)
REEP-BRENNAN COMMERCE CITY JV LLC	(Delaware)
REEP-MF ART TOWER OR LLC	(Delaware)
REEP-WP ART TOWER JV LLC	(Delaware)
REEP-OFC Mass Ave MA LLC	(Delaware)
2015 DIL PORTFOLIO HOLDINGS LLC	(Delaware)	(NYLIC: 100%)
PA 180 KOST RD LLC	(Delaware)
2017 CT REO HOLDINGS LLC	(Delaware)	(NYLIC: 62.307692%; NYLIAC: 37.692308%)
Cortlandt Town Center LLC	(Delaware)
REEP-IND 10 WEST AZ LLC	(Delaware)
REEP-IND 4700 Nall TX LLC	(Delaware)
REEP-IND Aegean MA LLC	(Delaware)
REEP-IND Alpha TX LLC	(Delaware)
REEP-IND MCP VIII NC LLC	(Delaware)
REEP-IND CHINO CA LLC	(Delaware)
REEP-IND FREEDOM MA LLC	(Delaware)
REEP-IND Fridley MN LLC	(Minnesota)
REEP-IND Green Oaks IL LLC	(Delaware)
REEP-IND Kent LLC	(Delaware)
REEP-IND LYMAN MA LLC	(Delaware)
REEP- IND MCP II NC LLC	(Delaware)
REEP- IND MCP III NC LLC	(Delaware)
REEP- IND MCP IV NC LLC	(Delaware)
REEP- IND MCP V NC LLC	(Delaware)
REEP- IND MCP VII NC LLC	(Delaware)
REEP-INC MCP III OWNER NC LLC	(Delaware)
REEP-IND RTG NC LLC	(Delaware)
REEP-IND Simonton TX LLC	(Delaware)
REEP-IND Valley View TX LLC	(Delaware)
REEP-IND Valwood TX LLC	(Delaware)
REEP-MF 960 East Paces Ferry GA LLC	(Delaware)
REEP-MF 960 EPF Opco GA LLC	(Delaware)
REEP-MF Emblem DE LLC	(Delaware)
REEP-MF Gateway TAF UT LLC	(Delaware)	(NYLIC: 99%, NYLIAC: 1%)
REEP-WP Gateway TAB JV LLC	(Delaware)	(LLC: 99%, NYLIAC: 1%)
REEP-MF Issaquah WA LLC	(Delaware)
REEP-MF Mount Vernon GA LLC	(Delaware)
REEP-MF Mount Laurel NJ LLC	(Delaware)
REEP-MF NORTH PARK CA LLC	(Delaware)
REEP-MF AVERY TX LLC	(Delaware)
REEP-AVERY OWNER LLC	(Delaware)
REEP-MF Verde NC LLC	(Delaware)
REEP-MF Wallingford WA LLC	(Delaware)
REEP-OFC Bellevue WA LLC	(Delaware)
REEP-OFC WATER RIDGE NC HOLDCO LLC	(Delaware)
REEP-OFC ONE WATER RIDGE NC LLC	(Delaware)
REEP-OFC TWO WATER RIDGE NC LLC	(Delaware)
REEP-OFC FOUR WATER RIDGE NC LLC	(Delaware)
REEP-OFC FIVE WATER RIDGE NC LLC	(Delaware)
REEP-OFC SIX WATER RIDGE NC LLC	(Delaware)
REEP-OFC SEVEN WATER RIDGE NC LLC	(Delaware)
REEP-OFC EIGHT WATER RIDGE NC LLC	(Delaware)
REEP-OFC NINE WATER RIDGE NC LLC	(Delaware)
REEP-OFC TEN WATER RIDGE NC LLC	(Delaware)
REEP-OFC ELEVEN WATER RIDGE NC LLC	(Delaware)
REEP-MF FOUNTAIN PLACE MN LLC	(Delaware)
REEP-MF FOUNTAIN PLACE LLC	(Delaware)
REEP-OFC 2300 Empire CA LLC	(Delaware)
REEP-IND 10 WEST II AZ LLC	(Delaware)
REEP-RTL Flemington NJ LLC	(Delaware)
REEP-RTL Mill Creek NJ LLC	(Delaware)
REEP TAB ONE LLC	(Delaware)
REEP TAF ONE LLC	(Delaware)
NJIND Raritan Center LLC	(Delaware)
NJIND Talmadge Road LLC	(Delaware)
NJIND Melrich Road LLC	(Delaware)
FP Building 18, LLC	(Delaware)
FP Building 19, LLC	(Delaware)
PTC Acquisitions, LLC	(Delaware)
Martingale Road LLC	(Delaware)
New York Life Funding	(Cayman Islands)[8]
New York Life Global Funding	(Delaware)[8]
NYL Equipment Issuance Trust 2014-2	(Delaware)[9]
Government Energy Savings Trust 2003-A (GEST)	(New York)[9]
UFI-NOR Federal Receivables Trust, Series 2009B	(New York)[9]
NYLARC Holding Company Inc.	(Arizona)[8]
New York Life Agents Reinsurance Company	(Arizona)[8]
JREP Fund Holdings I, L.P.	(Cayman Is.)	(12.5%)
Jaguar Real Estate Partners L.P.	(Cayman Is.)	(30.3%)
NYLIFE Office Holdings Member LLC	(Delaware)	(51%)
NYLIFE Office Holdings LLC	(Delaware)	(51%)
NYLIFE Office Holdings REIT LLC	(Delaware)
REEP-OFC DRAKES LANDING CA LLC	(Delaware)
REEP-OFC CORPORATE POINTE CA LLC	(Delaware)
REEP-OFC VON KARMAN CA LLC	(Delaware)
REEP-OFC ONE BOWDOIN SQUARE MA LLC	(Delaware)
REEP-OFC 525 N Tryon NC LLC	(Delaware)
525 Charlotte Office LLC	(Delaware)	(100%)
NYLIFE Office Holdings Acquisitions REIT LLC	(Delaware)
REEP OFC Westory DC LLC	(Delaware)

(+)

By including the indicated corporations in this list, New York Life is not stating or admitting that said corporations are under its actual control; rather, these corporations are listed here to ensure full compliance with the requirements of this Form N-4.

(*)

Registered investment company as to which New York Life and/or its subsidiaries perform one or more of the following services: investment management, administrative, distribution, transfer agency and underwriting services. It is not a subsidiary of New York Life and is included for informational purposes only.

(†)

New York Life Investment Management LLC serves as investment adviser to this entity, the shares of which are held of record by separate accounts of NYLIAC. New York Life disclaims any beneficial ownership and control of this entity. New York Life and NYLIAC as depositors of said separate accounts have agreed to vote their shares as to matters covered in the proxy statement in accordance with voting instructions received from holders of variable annuity and variable life insurance policies at the shareholders meeting of this entity. It is not a subsidiary of New York Life, but is included here for informational purposes only.

1	NYL Cayman Holdings Ltd. owns 15.62%.
2	NYL Worldwide Capital Investment LLC owns 0.002%.
3	NYLIC owns 12.74%, NYLIAC owns 0.00%, and MacKay owns 0.13% for a total ownership of 12.87%.
4	NYLCAP Manager LLC owns 24.66% of the voting management shares. NYLCAP India Funding LLC owns 36% of non-voting carry shares.
5	NYLCAP Manager LLC owns 24.66% of the voting management shares. NYLCAP India Funding III LLC owns 31.36% of non-voting carry shares.
6	Registered Managed Investment Scheme of which Ausbil Investment Management Limited is the sole Responsible Party.
7	Control of each CLO/CDO and other entities is pursuant to an investment management contract with NYLIM or affiliate, not through ownership of voting interests unless, otherwise, ownership noted.
8	Control is through a reliance relationship between NYLIC and this entity, not ownership of voting interests.
9	Control is through financial interest, not ownership of voting interests.

ITEM 27.	NUMBER OF CONTRACT OWNERS

As of December 31, 2019, there were approximately 9,398 owners of Qualified Policies and 3,792 owners of Non-Qualified Policies offered under this Registration Statement.

ITEM 28.	INDEMNIFICATION

Article IX of the Amended and Restated By-Laws of New York Life Insurance and Annuity Corporation (“NYLIAC”) provides that NYLIAC shall indemnify and hold harmless (including the provision of a defense) certain persons to the fullest extent permitted by the Delaware General Corporation Law against all expenses, costs, judgments, penalties, fines, liability and loss (including attorneys’ fees, judgments, fines, ERISA excise taxes or penalties and amount paid in settlement) that any such person reasonably incurs or suffers if he/she is made party (or threatened to be made party) or is otherwise involved in a claim, action, suit, or proceeding, whether civil, criminal, administrative or investigative, by reason of the fact that he/she is (or was) a Director or officer of NYLIAC or was serving at NYLIAC’s request as a Director, officer, or trustee of another corporation or of a partnership, joint venture, trust or other enterprise, including service with respect to an employee benefit plan. Such persons also have the right to have NYLIAC pay the reasonable expenses (including reasonable attorneys’ fees) incurred in the defense of any proceedings in advance of their final disposition, subject to certain conditions. NYLIAC may also, to the extent authorized by its Board of Directors, grant rights to indemnification and to the advancement of expenses to any employee or agent of NYLIAC.

Please refer to Article IX of the Amended and Restated By-Laws of NYLIAC (Exhibit No. (6)(b)(3) hereto) for the full text of the indemnification provisions.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Directors, officers and controlling persons of the Registrant pursuant to the provisions described above, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

(a) Investment companies (other than the Registrant) for which NYLIFE Distributors LLC is currently acting as underwriter:

NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I

NYLIAC Variable Universal Life Separate Account-I

NYLIAC MFA Separate Account-I

NYLIAC MFA Separate Account-II

NYLIAC Variable Annuity Separate Account-I

NYLIAC Variable Annuity Separate Account-II

NYLIAC Variable Annuity Separate Account-IV

NYLIAC VLI Separate Account

MainStay Funds Trust

The MainStay Funds

MainStay VP Funds Trust

(b) Directors and Officers.

The principal business address of each director and officer of NYLIFE Distributors LLC is 30 Hudson Street, Jersey City, NJ 07302.

Names of Directors and Officers	Positions and Offices with Underwriter
McLean, John	Chairman and Chief Executive Officer
Gardner, Robert M.	Manager
Harte, Francis M.	Manager, Senior Vice President
Lehneis, Kirk C.	Manager, Senior Managing Director
Akkerman, John W.	Senior Managing Director, MacKay Shields Institutional Sales
Berlin, Scott L.	Senior Vice President, Institutional Life
Cristallo, James J.	Senior Vice President, Retail Life
Hung, Yie-Hsin	Senior Vice President, New York Life Investment Management
Huang, Dylan W.	Senior Vice President, Retail Annuities
Virendra, Sonali	Senior Vice President
Barrack, Robert M.	Managing Director, GoldPoint Partners Institutional Sales
Stringer, Christopher R.	Managing Director, Private Advisors Institutional Sales
Sullivan, Howard	Managing Director, Credit Value Partners Institutional Sales
Zimmerman, Jonathan H.	Managing Director, IndexIQ Institutional Sales
Bain, Karen A.	Vice President – Tax
Behrens, Dawn	Vice President, Institutional Life
Gomez, Mark A.	Vice President and General Counsel
Rhodehouse, Kevin G.	Vice President & Chief Compliance Officer
Rubin, Janis C.	Vice President, Institutional Life
Wickwire, Brian D.	Vice President, Controller & Chief Operating Officer
Essig, Daniel	Corporate Vice President, US Life & Agency Product Consulting
Herrera, Rafaela M.	Corporate Vice President, Compliance & Sales Material Review
Howard, Linda M.	Corporate Vice President, Compliance, Anti-Money Laundering Officer & Office of Foreign Assets Control Officer
Hansen, Marta	Director, Chief Financial Officer, Principal Operations Officer & Treasurer
Meade, Colleen A.	Secretary
Sharrier, Elizabeth A.	Assistant Secretary

(c) Commissions and Other Compensation

Name of Principal Underwriter	New Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commission	Compensation

NYLIFE Distributors Inc.	-0-	-0-	-0-	-0-

ITEM 30.	LOCATION OF ACCOUNTS AND RECORDS

All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by NYLIAC at its home office, 51 Madison Avenue, New York, New York 10010; New York Life – Records Division, 110 Cokesbury Road, Lebanon, New Jersey 08833 and New York Life Investment Management LLC, State Street Bank, 801 Pennsylvania Avenue, Kansas City, Missouri 64105.

ITEM 31.	MANAGEMENT SERVICES – Not applicable.

ITEM 32.	UNDERTAKINGS – Registrant hereby undertakes:

(a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

(c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

REPRESENTATION AS TO THE REASONABLENESS OF AGGREGATE FEES AND CHARGES

New York Life Insurance and Annuity Corporation (“NYLIAC”), the sponsoring insurance company of NYLIAC Variable Annuity Separate Account-III, hereby represents that the fees and charges deducted under the annuities described in this Registration Statement are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by NYLIAC.

SECTION 403(b) REPRESENTATIONS

Registrant represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Policies, and that paragraphs numbered (1) through (4) of that letter will be complied with.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Amendment to the Registration Statement to be signed on its behalf in New York, New York on April 10, 2020.

NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III (Registrant)

By:	/s/ Matthew Williams
Name: Matthew Williams Title: Vice President

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION (Depositor)

By:	/s/ Matthew Williams
Name: Matthew Williams Title: Vice President

As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Christopher T. Ashe*	Director

David G. Bedard*	Director

Elizabeth K. Brill*	Director

Alexander I. M. Cook*	Director

Robert M. Gardner*	Director and Controller (Principal Accounting Officer)

Matthew M. Grove*	Director

Frank M. Harte*	Director

Thomas A. Hendry*	Director

Dylan W. Huang*	Director

Mark J. Madgett*	Director

Theodore A. Mathas*	Chairman of the Board, President and Chief Executive Officer (Principal Executive Officer)

Amy Miller*	Director

Arthur H. Seter*	Director

Joel M. Steinberg*	Director

Matthew D. Wion*	Director

By:	/s/ Matthew Williams
Matthew Williams Attorney-in-Fact April 10, 2020

*	Pursuant to Powers of Attorney filed herewith.

EXHIBIT INDEX

INDEX NUMBER	DESCRIPTION

(8)(s)	Form of Amended and Restated Service Contract between Fidelity Distributors Corporation and NYLIFE Distributors.

(8)(x)(x)	Form of Service Agreement between Fidelity Investments Institutional Operations Company, Inc. and New York Life Insurance and Annuity Corporation.

(9)	Opinion and consent of Thomas F. English, Esq.

(10)(a)	Consent of PricewaterhouseCoopers LLP.

(10)(b)	Powers of Attorney.